UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number                                                                 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Carl G. Verboncoeur
Rydex Series Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code:                                                 301-296-5100

Date of fiscal year end:                                                                            March 31, 2009

Date of reporting period:                                                                      December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Rydex Series NQ
Absolute Return Strategies
Alternative Strategies Allocation
Banking
Basic Materials
Biotechnology
Commodities Strategy
Consumer Products
Electronics
Energy
Energy Services
Essential Portfolio Aggressive
Essential Portfolio Conservative
Essential Portfolio Moderate
Europe 1.25x Strategy
Financial Services
Govt Long Bond 1.2x Strategy
Health Care
Hedged Equity
High Yield Strategy
Internet
Inverse Govt Long Bond Strategy
Inverse Mid-Cap Strategy
Inverse Russell 2000® Strategy
Inverse High Yield Strategy
Inverse NASDAQ-100 Strategy
Inverse S&P 500 Strategy
International Rotation
Japan 2x Strategy
Large-Cap Growth
Large-Cap Value
Leisure
Mid-Cap 1.5x Strategy
Mid-Cap Growth
Mid-Cap Value
Multi-Cap Core Equity
NASDAQ-100®
Nova
Precious Metals
Real Estate
Retailing
Russell 2000®
Russell 2000® 1.5x Strategy
S&P 500
Sector Rotation
Small-Cap Growth
Small-Cap Value
Strengthening Dolllar 2x Strategy
Technology
Telecommunications
Transportation
U.S. Govt Money Market
Utilities
Weakening Dollar 2x Strategy

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 33.6%

FINANCIALS 8.8%
Sovereign Bancorp, Inc.*	596,390	$1,777,242
Wachovia Corp.	249,150	1,380,291
Nationwide Financial Services, Inc.	26,250	1,370,512
Merrill Lynch & Co., Inc.	114,310	1,330,568
National City Corp.	693,690	1,255,579
Castlepoint Holdings Ltd.	69,780	946,217
Hanover Insurance Group, Inc.	9,020	387,589
Travelers Companies, Inc.	8,230	371,996
Arthur J. Gallagher & Co.	11,490	297,706
Aon Corp.	6,110	279,105
Annaly Capital Management, Inc.	15,990	253,761
Transatlantic Holdings, Inc.	6,170	247,170
MetLife, Inc.	6,540	227,984
JPMorgan Chase & Co.	7,040	221,971
Nationwide Health Properties, Inc.	6,630	190,414
People’s United Financial, Inc.	9,590	170,990
Chubb Corp.	2,610	133,110
ACE Ltd.§	2,290	121,187
Capital One Financial Corp.	3,740	119,269
Goldman Sachs Group, Inc.	1,360	114,770
Ameriprise Financial, Inc.	4,560	106,522
ProLogis	7,420	103,064
Invesco Ltd.	7,090	102,380
Allstate Corp.	3,030	99,263
HCP, Inc.	3,460	96,084
Valley National Bancorp	4,530	91,732
Genpact Ltd.*	11,140	91,571
NYSE Euronext	3,340	91,449
Axis Capital Holdings Ltd.	3,080	89,690
Allied World Assurance Company Holdings Ltd	2,130	86,478
PartnerRe Ltd.	1,150	81,960
W.R. Berkley Corp.	2,490	77,190
Waddell & Reed Financial, Inc. — Class A	4,150	64,159
Charles Schwab Corp.	3,880	62,740
IntercontinentalExchange, Inc.*	740	61,006
Everest Re Group Ltd.	760	57,866
Jones Lang LaSalle, Inc.	2,070	57,339
Prudential Financial, Inc.	1,830	55,376
CB Richard Ellis Group, Inc. — Class A*	12,590	54,389
Cincinnati Financial Corp.	1,870	54,361
Macerich Co.	2,930	53,209

		Market
	Shares	Value

Host Hotels & Resorts, Inc.	7,000	$52,990
Unum Group	2,770	51,522
Federated Investors, Inc. — Class B	2,630	44,605
AmeriCredit Corp.*	5,560	42,478
State Street Corp.	990	38,937
Protective Life Corp.	2,640	37,884
Comerica, Inc.	1,890	37,516
Webster Financial Corp.	2,470	34,037
Stancorp Financial Group, Inc.	750	31,327
Assurant, Inc.	1,040	31,200
American Financial Group, Inc.	1,360	31,117
Janus Capital Group, Inc.	3,750	30,112
Hartford Financial Services Group, Inc.	1,800	29,556
Principal Financial Group, Inc.	1,170	26,407
SunTrust Banks, Inc.	880	25,995
Regions Financial Corp.	3,160	25,154
Hospitality Properties Trust	1,690	25,130
TD Ameritrade Holding Corp.*	1,690	24,082
Loews Corp.	790	22,318
CME Group, Inc.	100	20,811
CBL & Associates Properties, Inc.	3,080	20,020
Lincoln National Corp.	1,020	19,217
iStar Financial Inc.	8,450	18,844
Genworth Financial, Inc. — Class A	6,270	17,744
American Capital Ltd.	5,450	17,658
SEI Investments Co.	1,010	15,867
Developers Diversified Realty Corp.	3,150	15,372
American International Group, Inc.	9,560	15,009
Affiliated Managers Group, Inc.*	310	12,995
SL Green Realty Corp.	440	11,396
CIT Group, Inc.	2,370	10,760
Boston Properties, Inc.	190	10,450
Aircastle Ltd.	2,140	10,229
General Growth Properties, Inc.	7,240	9,340
Legg Mason, Inc.	310	6,792
First Marblehead Corp.*	5,100	6,579
Discover Financial Services	630	6,004
Taubman Centers, Inc.	200	5,092
AvalonBay Communities, Inc.	80	4,846
BB&T Corp.	150	4,119

 1

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

American National Insurance Co.	40	$2,949
CNA Financial Corp.	170	2,795
XL Capital Ltd.	490	1,813
East-West Bancorp, Inc.	40	639

Total Financials		13,744,966

HEALTH CARE 5.6%
Genentech, Inc.*§	17,190	1,425,223
Datascope Corp.§	26,470	1,382,793
Mentor Corp.§	23,030	712,318
Teva Pharmaceutical Industries Ltd. — SP ADR§	12,240	521,057
Perrigo Co.§	11,870	383,520
C.R. Bard, Inc.§	4,520	380,855
King Pharmaceuticals, Inc.*§	24,050	255,411
Life Technologies Corp.*	10,804	251,841
Celgene Corp.*§	4,250	234,940
LifePoint Hospitals, Inc.*§	9,050	206,702
Thermo Fisher Scientific, Inc.*§	5,880	200,332
Hill-Rom Holdings, Inc.§	11,590	190,771
WellPoint, Inc.*§	3,950	166,413
AmerisourceBergen Corp.§	4,200	149,772
ResMed, Inc.*§	3,990	149,545
Lincare Holdings, Inc.*§	5,300	142,729
Forest Laboratories, Inc.*§	5,560	141,613
Millipore Corp.*§	2,580	132,922
Universal Health Services, Inc. — Class B§	3,420	128,489
Cardinal Health, Inc.§	3,230	111,338
Baxter International, Inc.§	1,820	97,534
Biogen Idec, Inc.*§	2,030	96,689
Charles River Laboratories International, Inc.*§	3,670	96,154
UnitedHealth Group, Inc.	3,530	93,898
Vertex Pharmaceuticals, Inc.*§	2,940	89,317
DENTSPLY International, Inc.§	3,050	86,132
Amgen, Inc.*	1,300	75,075
Aetna, Inc.	2,300	65,550
Humana, Inc.*	1,710	63,749
Health Net, Inc.*	5,040	54,886
Kinetic Concepts, Inc.*	2,710	51,978
Inverness Medical Innovations, Inc.*	2,710	51,246
Inverness Medical Innovations*	397	48,629
Beckman Coulter, Inc.§	1,080	47,455

		Market
	Shares	Value

Abraxis BioScience, Inc.*§	601	$39,618
Coventry Health Care, Inc.*	2,650	39,432
Intuitive Surgical, Inc.*§	310	39,367
Zimmer Holdings, Inc.*§	910	36,782
CIGNA Corp.	2,180	36,733
Community Health Systems, Inc.*§	2,310	33,680
Pediatrix Medical Group, Inc.*	870	27,579
Endo Pharmaceuticals Holdings, Inc.*§	1,060	27,433
Brookdale Senior Living, Inc.	4,630	25,835
Johnson & Johnson, Inc.§	430	25,727
Novartis AG — SP ADR§	460	22,890
Wyeth§	600	22,506
McKesson Corp.	510	19,752
GlaxoSmithKline PLC — SP ADR§	520	19,380
Sanofi-Aventis — SP ADR§	580	18,653
Abbott Laboratories§	340	18,146
Myriad Genetics, Inc.*§	250	16,565
Alexion Pharmaceuticals, Inc.*§	430	15,562
AstraZeneca PLC — SP ADR§	370	15,181
OSI Pharmaceuticals, Inc.*§	370	14,448
Onyx Pharmaceuticals, Inc.*§	420	14,347
Eli Lilly & Co.	340	13,692
Bristol-Myers Squibb Co.§	570	13,252
United Therapeutics Corp.*§	150	9,383
Quest Diagnostics, Inc.§	140	7,267
Shire PLC — SP ADR§	130	5,821

Total Health Care		8,865,907

UTILITIES 3.9%
Constellation Energy Group, Inc.	54,460	1,366,402
Puget Energy, Inc.§	49,510	1,350,138
Pepco Holdings, Inc.§	22,500	399,600
American Water Works Company, Inc.§	17,640	368,323
DPL, Inc.§	15,280	348,995
UGI Corp.§	13,860	338,461
Pinnacle West Capital Corp.	7,720	248,044
Alliant Energy Corp.	8,430	245,988
Atmos Energy Corp.	7,870	186,519
AES Corp.*	17,180	141,563
DTE Energy Co.§	3,900	139,113
Great Plains Energy, Inc.§	7,080	136,856
TECO Energy, Inc.§	8,860	109,421
National Fuel Gas Co.§	3,370	105,582

 2

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

NV Energy, Inc.	10,580	$104,636
Edison International	2,570	82,548
PG&E Corp.§	2,120	82,065
Mirant Corp.*	3,370	63,592
SCANA Corp.§	1,340	47,704
Oneok, Inc.§	1,520	44,262
Questar Corp.§	880	28,767
Dominion Resources, Inc.§	700	25,088
Energen Corp.§	770	22,584
AGL Resources, Inc.§	580	18,183
Sempra Energy§	420	17,905
Consolidated Edison, Inc.	450	17,519
Piedmont Natural Gas Co.§	540	17,102
New Jersey Resources Corp.§	390	15,347
WGL Holdings, Inc.§	460	15,037
Nicor, Inc.§	360	12,506
Northwest Natural Gas Co.§	270	11,942
Laclede Group, Inc.§	240	11,242
Integrys Energy Group, Inc.§	230	9,885
Wisconsin Energy Corp.§	220	9,236
Public Service Enterprise Group, Inc.§	70	2,042
Exelon Corp.§	30	1,668
OGE Energy Corp.	1	26

Total Utilities		6,145,891

CONSUMER DISCRETIONARY 3.4%
Landry’s Restaurants, Inc.§	116,617	1,352,757
DreamWorks Animation SKG, Inc. — Class A*§	15,450	390,267
DIRECTV Group, Inc.*§	12,350	282,938
Hasbro, Inc.§	9,460	275,948
Burger King Holdings, Inc.§	8,010	191,279
Regal Entertainment Group — Class A§	17,940	183,167
DeVry, Inc.§	3,010	172,804
Comcast Corp. — Class A§	9,520	160,698
HSN, Inc.*§	19,720	143,364
RadioShack Corp.§	8,200	97,908
John Wiley & Sons, Inc. — Class A§	2,730	97,133
VF Corp.§	1,530	83,798
The Gap, Inc.§	6,190	82,884
Time Warner, Inc.§	8,060	81,084
Weight Watchers International, Inc.§	2,710	79,728
Tiffany & Co.§	3,360	79,397
Liberty Media Corp — Capital*	16,840	79,316
Liberty Global, Inc. — Class A*§	4,390	69,889
Mohawk Industries, Inc.*§	1,540	66,174

		Market
	Shares	Value

Dick’s Sporting Goods, Inc.*§	4,360	$61,520
Carnival Corp.§	2,380	57,882
Centex Corp.§	5,350	56,924
Amazon.com, Inc.*§	1,000	51,280
Interval Leisure Group, Inc.*§	8,290	44,683
Service Corporation International§	8,400	41,748
Royal Caribbean Cruises Ltd.	3,020	41,525
Garmin Ltd.	2,100	40,257
Ticketmaster Entertainment, Inc.*§	6,250	40,125
BorgWarner, Inc.§	1,810	39,404
D.R. Horton, Inc.	5,430	38,390
Petsmart, Inc.	2,000	36,900
Central European Media Enterprises Ltd. — Class A*§	1,560	33,883
Whirlpool Corp.§	800	33,080
Expedia, Inc.*§	4,010	33,042
Autoliv, Inc.§	1,480	31,761
priceline.com, Inc.*§	420	30,933
Penske Auto Group, Inc.§	3,980	30,566
J.C. Penney Company, Inc.§	1,510	29,747
CBS Corp.	3,470	28,419
Barnes & Noble, Inc.§	1,850	27,750
Gannett Co., Inc.	3,420	27,360
Big Lots, Inc.*§	1,870	27,096
Clear Channel Outdoor Holdings, Inc. — Class A*	4,390	26,998
Corinthian Colleges, Inc.*§	1,500	24,555
Snap-On, Inc.§	610	24,022
CTC Media, Inc.*§	5,000	24,000
Liberty Media Corp - Interactive*	6,960	21,715
Hillenbrand, Inc.§	1,270	21,184
TRW Automotive Holdings Corp.*	5,850	21,060
Urban Outfitters, Inc.*§	1,400	20,972
Capella Education Co.*§	350	20,566
Matthews International Corp. — Class A§	560	20,541
Abercrombie & Fitch Co. — Class A	880	20,302
AnnTaylor Stores Corp.*	3,210	18,522
Meredith Corp.	1,070	18,318
American Public Education, Inc.*§	420	15,620
Sotheby’s§	1,720	15,291
K12 Inc.*§	810	15,187
OfficeMax Inc.	1,800	13,752

 3

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

ITT Educational Services, Inc.*§	140	$13,297
Williams-Sonoma, Inc.	1,630	12,812
Phillips-Van Heusen Corp.§	440	8,857
Sears Holdings Corp.*	210	8,163
Chipotle Mexican Grill, Inc. — Class A*	120	7,438
O’Reilly Automotive, Inc.*§	240	7,378
Harman International Industries, Inc.	330	5,521
Orient-Express Hotels Ltd. - Class A	680	5,209
KB HOME	350	4,767
Chico’s FAS, Inc.*	1,000	4,180
News Corp. — Class A§	270	2,454
RH Donnelley Corp.*	350	130

Total Consumer Discretionary		5,277,619

INFORMATION TECHNOLOGY 2.7%
NDS Group PLC — SP ADR*§	27,444	1,573,639
Synopsys, Inc.*§	17,670	327,248
Applied Materials, Inc.§	14,930	151,241
Cypress Semiconductor Corp.*§	29,310	131,016
Jabil Circuit, Inc.	17,080	115,290
BMC Software, Inc.*§	4,140	111,407
Activision Blizzard Inc.*§	11,470	99,101
WebMD Health Corp.*§	4,120	97,191
Zebra Technologies Corp. — Class A*§	4,700	95,222
National Instruments Corp.§	3,660	89,158
Computer Sciences Corp.*§	2,480	87,147
Western Digital Corp.*§	7,270	83,241
Arrow Electronics, Inc.*§	3,810	71,780
EchoStar Corp. — Class A*§	4,810	71,525
Hewlett-Packard Co.§	1,960	71,128
Ingram Micro, Inc. — Class A*§	4,900	65,611
Apple Computer, Inc.*§	750	64,012
Seagate Technology	13,380	59,273
MEMC Electronic Materials, Inc.*§	4,110	58,691
Affiliated Computer Services, Inc. — Class A*§	1,210	55,600
Nvidia Corp.*	6,670	53,827
Avnet, Inc.*§	2,920	53,173
Xerox Corp.	6,660	53,080
Vishay Intertechnology, Inc.*	15,340	52,463
CommScope, Inc.*§	3,240	50,350
Fidelity National Information Services, Inc.§	3,060	49,786

		Market
	Shares	Value

Novellus Systems, Inc.*§	3,820	$47,139
EMC Corp*§	4,120	43,136
Cadence Design Systems, Inc.*	11,760	43,042
Fairchild Semiconductor International, Inc.*	6,200	30,318
Sun Microsystems, Inc.*	7,460	28,497
Intersil Corp. — Class A§	3,090	28,397
Micron Technology, Inc.*	9,080	23,971
Convergys Corp.*	3,340	21,409
SanDisk Corp.*	2,180	20,928
VMware, Inc.*	850	20,137
Acxiom Corp.	2,125	17,234
KLA-Tencor Corp.	630	13,728
Molex, Inc.§	880	12,751
ADC Telecommunications, Inc.*	2,170	11,870
Broadridge Financial Solutions, Inc.§	880	11,035
Lender Processing Services, Inc.§	350	10,308
Lexmark International, Inc.*	370	9,953
ANSYS, Inc.*§	290	8,088
Corning, Inc.	620	5,909
Amphenol Corp.§	220	5,276
Ciena Corp.*§	560	3,752

Total Information Technology		4,208,078

CONSUMER STAPLES 2.5%
UST, Inc.§	19,170	1,330,015
BJ’s Wholesale Club, Inc.*§	10,870	372,406
Alberto-Culver Co.	12,310	301,718
Del Monte Foods Co.	28,500	203,490
Church & Dwight Co., Inc.§	3,370	189,124
Herbalife Ltd.§	6,950	150,676
PepsiAmericas, Inc.§	6,790	138,244
Procter & Gamble Co.§	1,810	111,894
Dr Pepper Snapple Group, Inc.*§	6,420	104,325
SUPERVALU, INC.	5,750	83,950
Hansen Natural Corp.*§	2,490	83,490
Safeway, Inc.	3,460	82,244
Wal-Mart Stores, Inc.§	1,380	77,363
NBTY, Inc.*§	4,390	68,703
Bunge Ltd.§	1,230	63,677
Reynolds American, Inc.§	1,550	62,480
Pepsi Bottling Group, Inc.§	2,550	57,400
Bare Escentuals, Inc.*	10,900	57,007
Unilever NV§	1,980	48,609
Kraft Foods, Inc.§	1,530	41,081
Kimberly-Clark Corp.§	720	37,973

 4

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Molson Coors Brewing Co. — Class B§	760	$37,179
Coca-Cola Enterprises, Inc.	3,040	36,571
CVS Caremark Corp.§	1,090	31,327
General Mills, Inc.§	390	23,693
Walgreen Co.	940	23,190
Costco Wholesale Corp.§	440	23,100
Kroger Co.§	830	21,920
Kellogg Co.§	440	19,294
Corn Products International, Inc.§	620	17,887
Sysco Corp.§	730	16,746
Cadbury PLC — SP ADR§	390	13,911
H.J. Heinz Co.§	360	13,536
Energizer Holdings, Inc.*	240	12,994
Whole Foods Market, Inc.	850	8,024
Ruddick Corp.§	210	5,807
WD-40 Co.§	190	5,375
Winn-Dixie Stores, Inc.*§	330	5,313
Casey’s General Stores, Inc.§	220	5,009
Hormel Foods Corp.	160	4,973
McCormick & Co., Inc.§	130	4,142
United Natural Foods, Inc.*§	230	4,099
Clorox Co.§	30	1,667
Tyson Foods, Inc. — Class A	100	876

Total Consumer Staples		4,002,502

INDUSTRIALS 2.2%
Republic Services, Inc.§	32,922	816,136
Brink’s Co.§	13,190	354,547
Iron Mountain, Inc.*	11,149	275,715
Southwest Airlines Co.	21,170	182,485
Alliant Techsystems, Inc.*§	1,660	142,362
Hubbell, Inc. — Class B§	3,270	106,864
Trinity Industries, Inc.§	5,750	90,620
Flowserve Corp.§	1,540	79,310
AMR Corp.*	7,000	74,690
Continental Airlines, Inc. — Class B*	4,080	73,685
Ryder System, Inc.§	1,830	70,967
Quanta Services, Inc.*§	3,090	61,182
SPX Corp.§	1,490	60,419
Valmont Industries, Inc.§	930	57,065
Timken Co.§	2,830	55,553
United Rentals, Inc.*	6,070	55,358
Fluor Corp.§	1,150	51,600
Carlisle Companies, Inc.§	2,350	48,645
Northrop Grumman Corp.	1,070	48,193
Precision Castparts Corp.§	800	47,584
McDermott International, Inc.*§	4,720	46,634

		Market
	Shares	Value

Deere & Co.§	1,120	$42,918
WESCO International, Inc.*	2,190	42,114
Thomas & Betts Corporation*	1,750	42,035
Manitowoc Co., Inc.§	4,690	40,615
Delta Air Lines, Inc.*	3,370	38,620
Bucyrus International, Inc.§	2,020	37,410
General Cable Corp.*§	1,940	34,319
Hertz Global Holdings, Inc.*	6,490	32,904
GATX Corp.§	1,050	32,518
Steelcase, Inc. — Class A§	5,410	30,404
Boeing Co.	640	27,309
UAL Corp.§	2,430	26,779
Terex Corp.*	1,460	25,287
Avis Budget Group, Inc.*	34,640	24,248
Manpower, Inc.§	620	21,074
JetBlue Airways Corp.*	2,770	19,667
Copa Holdings SA§	630	19,102
US Airways Group, Inc.*	2,330	18,011
Caterpillar, Inc.§	400	17,868
Textron, Inc.	1,180	16,367
SkyWest, Inc.	780	14,508
Alaska Air Group, Inc.*	490	14,332
Allegiant Travel Co.*	280	13,600
Foster Wheeler Ltd.*§	500	11,690
Oshkosh Corp.	1,120	9,957
AirTran Holdings, Inc.*	2,190	9,724
Kansas City Southern*§	460	8,763
Kennametal, Inc.§	240	5,326
Eaton Corp.§	60	2,983
Kirby Corp.*§	70	1,915
General Electric Co.	40	648
Spirit AeroSystems Holdings, Inc. — Class A*	40	407
Stericycle, Inc.*§	1	52

Total Industrials		3,483,088

TELECOMMUNICATION SERVICES 1.9%
Embarq Corp.§	45,250	1,627,190
Centennial Communications Corp.*§	65,260	525,995
MetroPCS Communications, Inc.*§	16,350	242,797
Verizon Communications, Inc.§	4,600	155,940
Qwest Communications International, Inc.§	32,650	118,846
American Tower Corp. — Class A*§	3,950	115,814
AT&T, Inc.§	2,660	75,810
U.S. Cellular Corp.*§	1,370	59,239

 5

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Deutsche Telekom AG — SP ADR§	2,760	$42,228
NII Holdings, Inc. — Class B*	1,610	29,270
Windstream Corp.§	1,090	10,028
Tele Norte Leste Participacoes SA — ADR§	650	9,048
Frontier Communications Corp.§	930	8,128
tw telecom Inc.*§	680	5,759
NTELOS Holdings Corp.§	210	5,179
Level 3 Communications, Inc.*	6,410	4,487
Cbeyond, Inc.*§	210	3,356
Global Crossing*§	420	3,335
Iowa Telecommunications Services, Inc.§	220	3,142
Telephone & Data Systems, Inc.§	40	1,270

Total Telecommunication Services		3,046,861

MATERIALS 1.5%
Rohm & Haas Co.§	18,320	1,131,993
Crown Holdings, Inc.*§	11,800	226,560
Lubrizol Corp.§	3,370	122,634
AptarGroup, Inc.§	3,100	109,244
Monsanto Co.§	1,200	84,420
Ashland, Inc.	7,168	75,335
Alcoa, Inc.§	6,630	74,654
Airgas, Inc.§	1,730	67,453
CF Industries Holdings, Inc.§	1,250	61,450
AK Steel Holding Corp.§	5,610	52,285
Nalco Holding Co.§	4,140	47,775
The Mosaic Co.§	1,270	43,942
Huntsman Corp.§	11,770	40,489
Allegheny Technologies, Inc.§	1,190	30,381
International Paper Co.§	2,510	29,618
Freeport-McMoRan Copper & Gold, Inc.	1,200	29,328
Dow Chemical Co.§	1,830	27,615
Temple-Inland, Inc.§	5,540	26,592
Reliance Steel & Aluminum Co.§	1,230	24,526
Albemarle Corp.§	1,080	24,084

Total Materials		2,330,378

		Market
	Shares	Value

ENERGY 1.1%
Precision Drilling Trust	38,574	$323,633
SEACOR Holdings, Inc.*	2,280	151,962
ENSCO International, Inc.	4,610	130,878
ConocoPhillips	2,220	114,996
Anadarko Petroleum Corp.	2,120	81,726
Cimarex Energy Co.	2,920	78,198
Noble Corp.	3,400	75,106
Superior Energy Services*	4,600	73,278
Valero Energy Corp.	2,660	57,562
Unit Corp.*	2,130	56,914
Patterson-UTI Energy, Inc.	4,290	49,378
Atwood Oceanics, Inc.*	2,950	45,076
Quicksilver Resources, Inc.*	7,190	40,048
Rowan Companies, Inc.	2,380	37,842
Mariner Energy, Inc.*	3,680	37,536
Tesoro Corp.	2,780	36,613
National-Oilwell Varco, Inc.*	1,460	35,682
FMC Technologies, Inc.*	1,220	29,073
Marathon Oil Corp.	1,010	27,634
Key Energy Services, Inc.*	6,250	27,562
Holly Corp.	1,450	26,433
Transocean LTD.*	540	25,515
Global Industries Ltd.*	6,940	24,221
Nabors Industries Ltd.*	1,950	23,341
Williams Companies, Inc.	1,250	18,100
Chesapeake Energy Corp.	1,050	16,978
Forest Oil Corp.*	980	16,160
Helmerich & Payne, Inc.	710	16,153
Smith International, Inc.	660	15,107
Massey Energy Co.	1,010	13,928
W&T Offshore, Inc.	950	13,604
Helix Energy Solutions Group, Inc.*	1,750	12,670
Frontier Oil Corp.	810	10,230
Patriot Coal Corp.*	1,600	10,000
Murphy Oil Corp.	140	6,209
Oceaneering International, Inc.*	190	5,537
Southwestern Energy Co.*	180	5,215
Pride International, Inc.*	280	4,474
Oil States International, Inc.*	40	748
Baker Hughes, Inc.	1	32

Total Energy		1,775,352

Total Common Stocks (Cost $52,719,672)		52,880,642

 6

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

EXCHANGE TRADED FUNDS 9.7%
iShares S&P GSCI Commodity Indexed Trust*	264,690	$7,572,781
iShares MSCI Emerging Markets Index Fund	90,190	2,252,044
Liberty All Star Equity Fund§	202,050	707,175
Eaton Vance Tax-Managed Buy-Write Income Fund§	55,520	695,666
Eaton Vance Tax-Managed Buy-Write Opportunities Fund§	67,420	687,684
First Trust Enhanced Equity Income Fund, Inc.§	77,460	685,521
Nuveen Equity Premium and Growth Fund§	63,840	685,003
Nuveen Core Equity Alpha Fund§	71,270	684,905
Nuveen Equity Premium Opportunity Fund§	63,290	675,937
Vanguard Emerging Markets ETF§	23,910	566,667

Total Exchange Traded Funds (Cost $16,973,550)		15,213,383

PUT OPTIONS PURCHASED 0.1%

	Contracts

January 2009 S&P500 Index Futures Contracts Expiring January 2009 with strike price of 840	100	218,750

Total Options Purchased (Cost $550,380)		218,750

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 38.5%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	39,523,175	$39,523,175
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	19,327,729	19,327,729
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	1,579,314	1,579,314

Total Repurchase Agreements (Cost $60,430,218)		60,430,218

Total Long Securities 81.9% (Cost $130,673,820)		$128,742,993

	Shares

COMMON STOCKS SOLD SHORT (24.4)%

ENERGY (0.9)%
Baker Hughes, Inc.	1	(32)
SandRidge Energy, Inc.*	60	(369)
Cheniere Energy, Inc.*	460	(1,311)
Arch Coal, Inc.	710	(11,566)
Hercules Offshore, Inc.*	2,720	(12,920)
Hess Corp.	270	(14,483)
Diamond Offshore Drilling, Inc.	310	(18,271)
Whiting Petroleum Corp.*	760	(25,430)
Alpha Natural Resources, Inc.*	1,640	(26,552)
Schlumberger Ltd.	680	(28,784)
El Paso Corp.	4,230	(33,121)
Range Resources Corp.	1,000	(34,390)
CONSOL Energy Inc.	1,270	(36,297)
Walter Industries, Inc.	2,270	(39,748)
Encore Acquisition Co.*	1,880	(47,978)
CNX Gas Corp.*	1,760	(48,048)
Exterran Holdings, Inc.*	2,540	(54,102)
Teekay Corp.	3,020	(59,343)
IHS, Inc.*	1,710	(63,988)
Continental Resources, Inc.*	3,440	(71,242)
Peabody Energy Corp.	3,150	(71,663)
Plains Exploration & Production Co.*	4,070	(94,587)
Newfield Exploration Co.*	5,410	(106,848)

 7

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Overseas Shipholding Group, Inc	3,000	$(126,330)
Precision Drilling Trust	41,014	(344,105)

Total Energy		(1,371,508)

MATERIALS (1.0)%
Intrepid Potash, Inc.*	50	(1,039)
Louisiana-Pacific Corp.	4,710	(7,348)
United States Steel Corp.	220	(8,184)
Carpenter Technology Corp.	460	(9,448)
Cliffs Natural Resources, Inc.	590	(15,110)
RPM International, Inc.	1,490	(19,802)
Commercial Metals Co.	1,910	(22,672)
International Flavors & Fragrances, Inc.	790	(23,479)
FMC Corp.	540	(24,154)
Sigma-Aldrich Corp.	620	(26,189)
Westlake Chemical Corp.	2,020	(32,906)
Owens-Illinois, Inc.*	1,330	(36,349)
Celanese Corp.	3,180	(39,527)
Chemtura Corp.	30,170	(42,238)
Nucor Corp.	960	(44,352)
Ashland, Inc.	4,308	(45,277)
Cabot Corp.	3,700	(56,610)
Valhi, Inc.	5,470	(58,529)
Scotts Miracle-Gro Co. - Class A	1,980	(58,846)
Eastman Chemical Co.	1,880	(59,615)
Eagle Materials, Inc.	4,510	(83,029)
Weyerhaeuser Co.	5,290	(161,927)
Ecolab, Inc.	4,650	(163,448)
Valspar Corp.	14,040	(253,984)
Newmont Mining Corp.	7,460	(303,620)

Total Materials		(1,597,682)

TELECOMMUNICATION SERVICES (1.1)%
Sprint Nextel Corp.*	10,170	(18,611)
SBA Communications Corp. — Class A*	4,780	(78,010)
CenturyTel, Inc.	59,478	(1,625,533)

Total Telecommunication Services		(1,722,154)

CONSUMER STAPLES (1.1)%
Rite Aid Corp.*	4,780	(1,472)
Altria Group, Inc.	2,100	(31,626)
Hershey Co.	1,270	(44,120)
Coca-Cola Co.	1,220	(55,229)

		Market
	Shares	Value

Archer Daniels Midland Co.	2,350	$(67,751)
Constellation Brands, Inc. — Class A*	5,150	(81,216)
Smithfield Foods, Inc.*	6,020	(84,701)
Philip Morris International, Inc.	2,220	(96,592)
Dean Foods Co.*	5,790	(104,046)
Colgate-Palmolive Co.	2,190	(150,103)
Sara Lee Corp.	20,200	(197,758)
ConAgra Foods, Inc.	13,750	(226,875)
Campbell Soup Co.	8,270	(248,183)
Avon Products, Inc.	13,860	(333,055)

Total Consumer Staples		(1,722,727)

UTILITIES (1.5)%
NiSource, Inc.	2,240	(24,573)
Reliant Energy, Inc.*	5,310	(30,692)
MDU Resources Group, Inc.	1,530	(33,017)
Allegheny Energy, Inc.	990	(33,521)
NSTAR	1,370	(49,991)
Ameren Corp.	1,680	(55,877)
Dynegy, Inc. — Class A*	38,350	(76,700)
OGE Energy Corp.	4,551	(117,325)
Centerpoint Energy, Inc.	9,580	(120,900)
Equitable Resources, Inc.	3,750	(125,813)
Duke Energy Corp.	15,010	(225,300)
Southern Co.	6,890	(254,930)
Aqua America, Inc.	12,510	(257,581)
Xcel Energy Inc.	15,370	(285,114)
Hawaiian Electric Industries, Inc.	28,000	(619,919)

Total Utilities		(2,311,253)

CONSUMER DISCRETIONARY (2.1)%
Career Education Corp.*	20	(359)
Office Depot, Inc.*	250	(745)
Boyd Gaming Corp.	540	(2,554)
Coldwater Creek, Inc.*	1,080	(3,078)
American Eagle Outfitters, Inc.	410	(3,838)
GameStop Corp.*	230	(4,982)
Signet Jewelers Ltd.	890	(7,716)
AutoNation, Inc.*	1,050	(10,374)
Fortune Brands, Inc.	270	(11,146)
Dollar Tree, Inc.*	330	(13,794)
Wynn Resorts, Ltd.*	340	(14,368)
E.W. Scripps Co. — Class A	7,620	(16,840)
M.D.C. Holdings, Inc.	580	(17,574)

 8

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Interpublic Group of Companies, Inc.*	4,600	$(18,216)
Virgin Media, Inc.	3,660	(18,263)
Scientific Games Corp. — Class A*	1,180	(20,697)
Macy’s, Inc.	2,210	(22,874)
Wyndham Worldwide Corp.	3,860	(25,283)
Liz Claiborne, Inc.	10,200	(26,520)
LKQ Corp.*	2,670	(31,132)
International Game Technology	2,670	(31,746)
CarMax, Inc.*	4,120	(32,466)
Las Vegas Sands Corp.*	5,570	(33,030)
Lennar Corp. — Class A	3,990	(34,593)
Jones Apparel Group, Inc.	6,110	(35,805)
Brinker International, Inc.	3,540	(37,312)
Apollo Group, Inc. — Class A*	540	(41,375)
Marriott International, Inc. — Class A	2,180	(42,401)
Coach, Inc.*	2,150	(44,656)
Starbucks Corp.*	5,020	(47,489)
NIKE, Inc. — Class B	940	(47,940)
Morningstar, Inc.*	1,370	(48,635)
Strayer Education, Inc.	240	(51,458)
Federal-Mogul Corp.*	12,860	(54,398)
Kohl’s Corp.*	1,510	(54,662)
Panera Bread Co. — Class A*	1,130	(59,031)
Mattel, Inc.	4,030	(64,480)
Yum! Brands, Inc.	2,110	(66,465)
Hearst-Argyle Television, Inc.	12,080	(73,205)
Goodyear Tire & Rubber Co.*	12,300	(73,431)
Tim Hortons, Inc.	2,580	(74,407)
Eastman Kodak Co.	11,500	(75,670)
WABCO Holdings, Inc.	5,080	(80,213)
Thor Industries, Inc.	6,130	(80,793)
NVR, Inc.*	210	(95,813)
Saks, Inc.*	21,890	(95,878)
Cablevision Systems Corp. — Class A	6,430	(108,281)
Choice Hotels International, Inc.	4,310	(129,559)
Scripps Networks Interactive, Inc. — Class A	6,140	(135,080)
Home Depot, Inc.	6,010	(138,350)
Pulte Homes, Inc.	16,910	(184,826)
McDonald’s Corp.	4,070	(253,113)
H&R Block, Inc.	13,290	(301,949)
Toll Brothers, Inc.*	16,250	(348,238)

Total Consumer Discretionary		(3,347,101)

		Market
	Shares	Value

INFORMATION TECHNOLOGY (2.8)%
Western Union Co.	50	$(717)
Equinix, Inc.*	70	(3,723)
MoneyGram International, Inc.*	5,630	(5,686)
Acxiom Corp.	1,145	(9,286)
Riverbed Technology, Inc.*	1,420	(16,174)
Cognizant Technology Solutions Corp. — Class A*	920	(16,615)
Nuance Communications, Inc.*	2,410	(24,968)
Google, Inc. — Class A*	100	(30,765)
Adobe Systems, Inc.*	1,560	(33,212)
Salesforce.com, Inc.*	1,040	(33,290)
Lam Research Corp.*	1,660	(35,325)
Sohu.com, Inc.*	750	(35,505)
Akamai Technologies, Inc.*	2,406	(36,307)
Juniper Networks, Inc.*	2,240	(39,222)
MasterCard, Inc.	310	(44,308)
Total System Services, Inc.	3,180	(44,520)
Teradyne, Inc.*	11,490	(48,488)
Brocade Communications Systems, Inc.*	18,550	(51,940)
Motorola, Inc.	14,060	(62,286)
Mettler-Toledo International Inc.*	1,010	(68,074)
NCR Corp.*	5,230	(73,952)
Rambus, Inc.*	4,870	(77,530)
Novell, Inc.*	20,520	(79,823)
AVX Corp.	10,610	(84,243)
Integrated Device Technology, Inc.*	15,490	(86,899)
Broadcom Corp. — Class A*	5,240	(88,923)
Cree, Inc.*	6,240	(99,029)
Tech Data Corp.*	5,630	(100,439)
VeriSign, Inc.*	5,510	(105,131)
International Rectifier Corp.*	7,820	(105,570)
LSI Logic Corp.*	32,290	(106,234)
Tyco Electronics Ltd.	7,000	(113,470)
Dolby Laboratories, Inc. — Class A*	3,660	(119,902)
Visa Inc.	2,570	(134,797)
Flir Systems, Inc.*	4,680	(143,582)
Electronic Arts, Inc.*	9,250	(148,370)
IAC/InterActiveCorp*	9,840	(154,783)
Paychex, Inc.	5,970	(156,892)
Tellabs, Inc.*	45,470	(187,336)
Hewitt Associates, Inc. — Class A*	7,070	(200,647)
Altera Corp.	16,580	(277,052)
Diebold, Inc.	11,570	(325,001)

 9

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

SAIC, Inc.*	17,700	$(344,796)
Atmel Corp.*	121,450	(380,139)

Total Information Technology		(4,334,951)

HEALTH CARE (2.8)%
Pfizer Inc.	1,070	(18,950)
Hologic, Inc.*	1,560	(20,389)
PDL BioPharma, Inc.	4,070	(25,153)
Health Management Associates, Inc. — Class A*	16,350	(29,267)
Schering-Plough Corp.	2,230	(37,977)
Amylin Pharmaceuticals, Inc.*	3,810	(41,339)
Tenet Healthcare Corp.*	56,400	(64,860)
Express Scripts, Inc.*	1,210	(66,526)
Advanced Medical Optics, Inc.*	10,090	(66,695)
CooperCompanies, Inc.	4,230	(69,372)
Stryker Corp.	2,560	(102,272)
Edwards Lifesciences Corp.*	1,900	(104,405)
Hospira, Inc.*	4,030	(108,085)
BioMarin Pharmaceuticals, Inc.*	6,690	(119,082)
Teleflex, Inc.	2,470	(123,747)
Boston Scientific Corp.*	19,940	(154,336)
Merck & Company, Inc.	5,340	(162,336)
Gilead Sciences, Inc.*	3,520	(180,013)
Techne Corp.	2,910	(187,753)
Illumina, Inc.*	7,380	(192,249)
Watson Pharmaceuticals, Inc.*	8,150	(216,546)
Life Technologies Corp.*	10,784	(251,375)
Allergan, Inc.	6,330	(255,226)
HLTH Corp.*	25,250	(264,115)
Genzyme Corp.*	5,270	(349,770)
Covidien Ltd.	9,990	(362,038)
Cephalon, Inc.*	4,700	(362,088)
Teva Pharmaceutical Industries Ltd. — SP ADR	11,970	(509,559)

Total Health Care		(4,445,523)

INDUSTRIALS (3.1)%
Joy Global Inc.	120	(2,747)
Ingersoll-Rand Company Ltd. — Class A	690	(11,972)
Danaher Corp.	230	(13,020)
Pall Corp.	460	(13,078)
Masco Corp.	2,370	(26,378)

		Market
	Shares	Value

Norfolk Southern Corp.	710	$(33,406)
Shaw Group Inc.*	1,830	(37,460)
PACCAR Inc.	1,370	(39,182)
Corporate Executive Board Co.	1,880	(41,473)
AMETEK, Inc.	1,400	(42,294)
USG Corp.*	5,290	(42,532)
Monster Worldwide, Inc.*	3,570	(43,161)
AGCO Corp.*	1,830	(43,170)
Cummins Inc.	2,040	(54,529)
Tyco International Ltd.	2,530	(54,648)
Armstrong World Industries, Inc	2,700	(58,374)
Donaldson Company, Inc.	1,800	(60,570)
FTI Consulting, Inc.*	1,380	(61,658)
Waste Management, Inc.	1,880	(62,303)
CSX Corp.	1,920	(62,342)
Rockwell Collins, Inc.	1,640	(64,108)
Jacobs Engineering Group Inc.*	1,360	(65,416)
First Solar, Inc.*	580	(80,017)
SunPower Corp.*	2,470	(91,390)
UTi Worldwide, Inc.	7,590	(108,841)
Con-way Inc.	4,190	(111,454)
Expeditors International of Washington, Inc.	3,440	(114,449)
Fastenal Co.	3,470	(120,930)
Avery Dennison Corp.	4,090	(133,866)
FedEx Corp.	2,320	(148,828)
Owens Corning, Inc.*	9,600	(166,080)
CH Robinson Worldwide, Inc.	3,840	(211,315)
Dun & Bradstreet Corp.	3,060	(236,232)
Stericycle, Inc.*	4,911	(255,765)
Landstar System, Inc.	7,950	(305,519)
Pitney Bowes, Inc.	15,280	(389,334)
United Parcel Service, Inc. — Class B	11,170	(616,137)
Republic Services, Inc.	32,922	(816,134)

Total Industrials		(4,840,112)

FINANCIALS (8.1)%
Colonial BancGroup, Inc.	3,780	(7,825)
Northern Trust Corp.	170	(8,864)
HRPT Properties Trust	3,390	(11,424)
MSCI, Inc. — Class A*	680	(12,077)
Unitrin, Inc.	820	(13,071)
Kimco Realty Corp.	860	(15,721)
BRE Properties, Inc.	670	(18,747)
Old Republic International Corp.	1,580	(18,834)
Kilroy Realty Corp.	610	(20,411)

 10

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Health Care REIT, Inc.	490	$(20,678)
Nasdaq OMX Group, Inc.*	850	(21,004)
Zions Bancorporation	890	(21,814)
Forest City Enterprises, Inc. — Class A	3,910	(26,197)
E*Trade Financial Corp.*	27,560	(31,694)
KeyCorp	4,030	(34,336)
Leucadia National Corp.*	1,810	(35,838)
UDR, Inc.	2,670	(36,819)
T. Rowe Price Group, Inc.	1,060	(37,566)
Citigroup, Inc.	5,650	(37,912)
MF Global Ltd.*	19,740	(40,270)
U.S. Bancorp	1,630	(40,766)
First Citizens BancShares, Inc. — Class A	270	(41,256)
Allied Capital Corp.	15,810	(42,529)
Brandywine Realty Trust	5,760	(44,410)
Public Storage	590	(46,905)
Moody’s Corp.	2,370	(47,613)
Student Loan Corp.	1,170	(47,970)
Morgan Stanley	3,130	(50,205)
Regency Centers Corp.	1,140	(53,238)
Eaton Vance Corp.	2,650	(55,677)
Endurance Specialty Holdings Ltd.	1,830	(55,870)
Equity Residential	2,180	(65,008)
First Horizon National Corp.	6,360	(67,226)
Conseco, Inc.*	13,580	(70,344)
Cullen/Frost Bankers, Inc.	1,390	(70,445)
Popular, Inc.	13,720	(70,795)
Camden Property Trust	2,350	(73,649)
Fifth Third Bancorp	9,500	(78,470)
St Joe Co.*	3,230	(78,554)
Huntington Bancshares, Inc.	11,440	(87,630)
Essex Property Trust, Inc.	1,150	(88,263)
Simon Property Group, Inc.	1,730	(91,915)
Capitol Federal Financial	2,050	(93,480)
Synovus Financial Corp.	11,430	(94,869)
SLM Corp.*	10,760	(95,764)
Franklin Resources, Inc.	1,560	(99,497)
Ventas, Inc.	3,090	(103,731)
First American Corp.	3,890	(112,382)
Plum Creek Timber Company, Inc.	3,390	(117,769)
Brown & Brown, Inc.	5,720	(119,548)
New York Community Bancorp, Inc.	10,700	(127,972)
Fidelity National Financial, Inc — Class A	7,660	(135,965)
Federal Realty Investment Trust	2,710	(168,237)
Hudson City Bancorp, Inc.	13,330	(212,747)

		Market
	Shares	Value

Lazard Ltd. — Class A	7,410	$(220,373)
Digital Realty Trust, Inc.	7,660	(251,631)
Marsh & McLennan Companies, Inc.	22,490	(545,832)
TFS Financial Corp.	43,430	(560,247)
M&T Bank Corp.	13,230	(759,534)
Tower Group, Inc.	30,239	(853,042)
Wells Fargo & Co.	48,519	(1,430,340)
Bank of America Corp.	101,995	(1,436,090)
PNC Financial Services Group, Inc.	31,299	(1,533,651)
Banco Santander CEN-SPON ADR	184,444	(1,750,370)

Total Financials		(12,662,911)

Total Common Stocks Sold Short (Proceeds $40,372,922)		(38,355,922)

CALL OPTIONS WRITTEN (0.7)%

	Contracts

Constellation Energy Group Expiring January 2009 with strike price of 25	43	(43,000)

January 2009 S&P500 Index Futures Contracts Expiring January 2009 with strike price of 880	100	(1,000,000)

Total Options Written (Premiums Received $1,101,598)		(1,043,000)

Other Assets in Excess of Liabilities – 43.1%		$67,793,742

Net Assets – 100.0%		$157,137,813

 11

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Unrealized
	Contracts	Gain (Loss)

Currency Futures Contracts Purchased
March 2009 New Zealand Dollar Futures Contracts
(Aggregate Market Value of Contracts $2,805,120)	48	$235,320
March 2009 Australian Dollar Futures Contracts
(Aggregate Market Value of Contracts $3,109,040)	44	226,710
March 2009 British Pound Currency Futures Contracts
(Aggregate Market Value of Contracts $2,731,688)	30	(31,575)

(Total Aggregate Market Value of Contracts $8,645,848)		$430,455

Futures Contracts Purchased
March 2009 S&P 500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $23,593,100)	524	$393,810
March 2009 S&P MidCap 400 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $9,296,820)	174	383,389
March 2009 Nikkei-225 Stock Average Futures Contracts
(Aggregate Market Value of Contracts $4,873,350)	106	315,661
March 2009 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $11,141,800)	227	293,812
March 2009 Dow Jones STOXX 50 Futures Contracts
(Aggregate Market Value of Contracts $6,811,857)	231	283,009

(Total Aggregate Market Value of Contracts $55,766,227)		$1,669,681

Currency Futures Contracts Sold Short
March 2009 Japanese Yen Futures Contracts
(Aggregate Market Value of Contracts $3,312,300)	24	$(43,860)
March 2009 Canadian Dollar Currency Futures Contracts
(Aggregate Market Value of Contracts $2,710,620)	33	(98,753)

		Unrealized
	Contracts	Gain (Loss)

March 2009 Swiss Franc Futures Contracts
(Aggregate Market Value of Contracts $3,405,688)	29	$(386,506)

(Total Aggregate Market Value of Contracts $9,428,608)		$(529,119)

Futures Contracts Sold Short
March 2009 U.S. Dollar Index Futures Contracts
(Aggregate Market Value of Contracts $32,120,650)	391	$1,466,559
March 2009 Dow Jones EURO STOXX 50 Index Futures Contracts
(Aggregate Market Value of Contracts $2,149,019)	61	(187,000)

(Total Aggregate Market Value of Contracts $34,269,669)		$1,279,559

*	Non-Income Producing Security.

§	All or a portion of this security is pledged as short security collateral at December 31, 2008.

 12

ALTERNATIVE STRATEGIES ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

CURRENCY EXCHANGE TRADED FUNDS 13.2%
PowerShares DB G10 Currency Harvest Fund*	222,196	$4,315,046

Total Currency Exchange Traded Funds (Cost $5,837,209)		4,315,046

MUTUAL FUNDS † 81.9%
Rydex Series Funds - Managed Futures Strategy Fund	621,068	17,389,917
Rydex Series Funds - Commodities Strategy Fund	238,919	3,681,737
Rydex Series Funds - Absolute Return Strategies Fund	161,711	3,415,343
Rydex Series Funds - Real Estate Fund	131,057	2,394,419

Total Mutual Funds (Cost $31,078,501)		26,881,416

	Face
	Amount

REPURCHASE AGREEMENTS 4.6%
Collateralized by obligations of the U.S Treasury or U.S. Government Agencies

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$1,512,127	$1,512,127

Total Repurchase Agreements (Cost $1,512,127)		1,512,127

Total Investments 99.7% (Cost $38,427,837)		$32,708,589

Other Assets in Excess of Liabilities – 0.3%		$97,315

Net Assets – 100.0%		$32,805,904

†	Affiliated Funds

*	Non-Income Producing Security.

 1

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.3%

Wells Fargo & Co.	16,246	$478,932
JPMorgan Chase & Co.	13,378	421,808
U.S. Bancorp	16,016	400,560
HSBC Holdings PLC — SP ADR	7,223	351,543
UBS AG — SP ADR*	23,346	333,848
Credit Suisse Group AG — SP ADR	10,935	309,023
Bank of America Corp.	20,524	288,978
PNC Financial Services Group, Inc.	5,045	247,205
BB&T Corp.	8,599	236,129
Barclays PLC — SP ADR	23,465	229,957
Wachovia Corp.	39,829	220,653
Hudson City Bancorp, Inc.	12,237	195,303
SunTrust Banks, Inc.	6,058	178,953
People’s United Financial, Inc.	9,900	176,517
M&T Bank Corp.	2,522	144,788
TFS Financial Corp	10,825	139,642
Capitol Federal Financial	2,974	135,614
Regions Financial Corp.	16,828	133,951
Commerce Bancshares, Inc.	2,824	124,115
New York Community Bancorp, Inc.	10,057	120,282
KeyCorp	13,836	117,883
Fifth Third Bancorp	14,226	117,507
Cullen/Frost Bankers, Inc.	2,295	116,311
Associated Banc-Corp.	5,527	115,680
Valley National Bancorp	5,660	114,615
Marshall & Ilsley Corp.	7,957	108,533
Synovus Financial Corp.	12,443	103,277
BOK Financial Corp.	2,542	102,697
National City Corp.	56,008	101,374
Huntington Bancshares, Inc.	12,936	99,090
First Horizon National Corp.	9,286	98,151
City National Corp.	2,013	98,033
First Niagara Financial Group, Inc.	6,016	97,279
Comerica, Inc.	4,836	95,995
UMB Financial Corp.	1,903	93,513
Bank of Hawaii Corp.	2,065	93,276
Sovereign Bancorp, Inc.*	29,833	88,902
BancorpSouth, Inc.	3,791	88,558
FirstMerit Corp.	4,298	88,496
Zions Bancorporation	3,543	86,839
United Bankshares, Inc.	2,568	85,309
Fulton Financial Corp.	8,552	82,270
Investors Bancorp, Inc.*	6,063	81,426
Westamerica Bancorporation	1,561	79,845

		Market
	Shares	Value

Susquehanna Bancshares, Inc.	5,008	$79,677
Astoria Financial Corp.	4,818	79,401
Hancock Holding Co.	1,743	79,237
International Bancshares Corp.	3,552	77,540
NewAlliance Bancshares, Inc.	5,854	77,097
First Financial Bankshares, Inc.	1,394	76,963
Cathay General Bancorp	3,220	76,475
Trustmark Corp.	3,538	76,385
TCF Financial Corp.	5,530	75,540
Old National Bancorp	4,144	75,255
Wilmington Trust Corp.	3,348	74,460
Prosperity Bancshares, Inc.	2,506	74,153
First Bancorp Puerto Rico	6,642	73,992
National Penn Bancshares, Inc.	5,090	73,856
FNB Corp.	5,472	72,230
Washington Federal, Inc.	4,792	71,688
East-West Bancorp, Inc.	4,470	71,386
CVB Financial Corp.	5,770	68,663
Popular, Inc.	13,160	67,906
S&T Bancorp, Inc.	1,910	67,805
PrivateBancorp, Inc.	2,072	67,257
Park National Corp.	926	66,440
NBT Bancorp, Inc.	2,360	65,986
Signature Bank*	2,292	65,757
MB Financial Corp.	2,296	64,173
First Commonwealth Financial Corp.	5,180	64,128
Glacier Bancorp, Inc.	3,330	63,337
Umpqua Holding Corp.	4,350	62,945
First Midwest Bancorp, Inc.	3,027	60,449
Whitney Holding Corp.	3,740	59,803
Northwest Bancorp, Inc.	2,780	59,436
Pacific Capital Bancorp	3,390	57,223
Webster Financial Corp.	3,490	48,092
SVB Financial Group*	1,708	44,801
Colonial BancGroup, Inc.	11,125	23,029

Total Common Stocks (Cost $8,537,097)		9,585,225

	Face
	Amount

REPURCHASE AGREEMENTS 1.7%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$159,198	$159,198

Total Repurchase Agreements (Cost $159,198)		159,198

 1

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

Market
Value

Total Investments 100.0% (Cost $8,696,295)	$9,744,423

Other Assets in Excess of Liabilities – —%	$4,485

Net Assets – 100.0%	$9,748,908

*	Non-Income Producing Security.

ADR – American Depository Receipt.

 2

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.1%

BHP Billiton Ltd. — SP ADR	40,996	$1,758,728
Barrick Gold Corp.	35,291	1,297,650
Cia Vale do Rio Doce — SP ADR	97,320	1,178,545
Monsanto Co.	16,243	1,142,695
Goldcorp, Inc.	34,781	1,096,645
ArcelorMittal	41,768	1,027,075
Newmont Mining Corp.	24,203	985,062
Syngenta AG — SP ADR	24,370	953,842
Nucor Corp.	19,843	916,747
Potash Corporation of Saskatchewan	11,500	842,030
Praxair, Inc.	14,064	834,839
E.I. du Pont de Nemours and Co.	32,551	823,540
Southern Copper Corp.	51,055	819,943
Kinross Gold Corp.	44,256	815,196
The Mosaic Co.	21,935	758,951
AngloGold Ashanti Ltd. — SP ADR	25,610	709,653
Rohm & Haas Co.	10,819	668,506
Rio Tinto PLC — SP ADR	7,313	650,199
Vulcan Materials Co.	9,053	629,908
Agnico-Eagle Mines Ltd.	11,768	604,051
Air Products & Chemicals, Inc.	11,865	596,454
Dow Chemical Co.	38,919	587,288
Alcoa, Inc.	51,181	576,298
Gold Fields Ltd. — SP ADR	57,531	571,283
Cemex SA de CV — SP ADR*	62,059	567,219
Ecolab, Inc.	15,790	555,018
Yamana Gold, Inc.	70,174	541,743
PPG Industries, Inc.	11,778	499,741
Cia de Minas Buenaventura SA — SP ADR	24,530	488,638
Freeport-McMoRan Copper & Gold, Inc.	19,974	488,165
Gerdau SA — SP ADR	73,690	486,354
Owens-Illinois, Inc.*	17,615	481,418
Eldorado Gold Corp.*	57,980	460,941
Ball Corp.	10,950	455,410
Harmony Gold Mining Co. Ltd. — SP ADR*	41,350	453,609
Sigma-Aldrich Corp.	10,677	450,996
Agrium, Inc.	12,913	440,721
Martin Marietta Materials, Inc.	4,492	436,083
Weyerhaeuser Co.	13,890	425,173
Randgold Resources Ltd. — SP ADR	9,260	406,699
FMC Corp.	8,812	394,161

		Market
	Shares	Value

Sociedad Quimica y Minera de Chile SA — SP ADR	16,060	$391,703
United States Steel Corp.	10,291	382,825
Airgas, Inc.	9,469	369,196
Pactiv Corp.*	14,836	369,120
Crown Holdings, Inc.*	18,618	357,466
Steel Dynamics, Inc.	30,860	345,015
International Paper Co.	28,550	336,890
Iamgold Corp.	54,000	329,940
Allegheny Technologies, Inc.	12,857	328,239
AptarGroup, Inc.	9,110	321,036
Scotts Miracle-Gro Co. — Class A	10,690	317,707
Compass Minerals International, Inc.	5,411	317,409
Bemis Co.	13,341	315,915
Lubrizol Corp.	8,576	312,081
Sonoco Products Co.	13,119	303,836
Cliffs Natural Resources Inc	11,782	301,737
CF Industries Holdings, Inc.	6,050	297,418
Silgan Holdings, Inc.	6,000	286,860
International Flavors & Fragrances, Inc.	9,465	281,300
Albemarle Corp.	12,348	275,360
Valspar Corp.	14,930	270,084
Silver Wheaton Corp.*	41,332	268,245
Sealed Air Corp.	17,627	263,347
Eastman Chemical Co.	8,242	261,354
Titanium Metals Corp.	28,970	255,226
Olin Corp.	13,770	248,962
RPM International, Inc.	18,475	245,533
Intrepid Potash, Inc.*	11,460	238,024
Rock-Tenn Co. — Class A	6,890	235,500
Nalco Holding Co.	19,855	229,127
Celanese Corp.	18,064	224,536
Reliance Steel & Aluminum Co.	10,775	214,853
Terra Industries, Inc.	12,710	211,876
MeadWestvaco Corp.	18,873	211,189
Packaging Corporation of America	14,881	200,298
Westlake Chemical Corp.	11,990	195,317
Cytec Industries, Inc.	8,223	174,492
AK Steel Holding Corp.	18,060	168,319
Cabot Corp.	10,230	156,519
Domtar Corp.*	82,040	137,007
Ashland, Inc.	11,411	119,930
Huntsman Corp.	27,167	93,454
Temple-Inland, Inc.	18,380	88,224

Total Common Stocks (Cost $35,152,997)		40,129,686

 1

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 1.9%
Collateralized by Obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group Issued 12/31/08 at 0.03% due 01/02/09	$775,463	$775,463

Total Repurchase Agreements (Cost $775,463)		775,463

Total Investments 100.0% (Cost $35,928,460)		$40,905,149

Other Assets in Excess of Liabilities – —%		$16,856

Net Assets – 100.0%		$40,922,005

*	Non-Income Producing Security.

ADR – American Depository Receipt

 2

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.3%

Genentech, Inc.*	146,513	$12,147,393
Amgen, Inc.*	181,707	10,493,579
Gilead Sciences, Inc.*	189,282	9,679,881
Celgene Corp.*	112,585	6,223,699
Biogen Idec, Inc.*	86,172	4,104,372
Genzyme Corp.*	61,379	4,073,724
Cephalon, Inc.*	40,079	3,087,686
Vertex Pharmaceuticals, Inc.*	93,083	2,827,861
Myriad Genetics, Inc.*	35,945	2,381,716
Alexion Pharmaceuticals, Inc.*	57,740	2,089,611
Onyx Pharmaceuticals, Inc.*	55,900	1,909,544
OSI Pharmaceuticals, Inc.*	47,632	1,860,030
Cubist Pharmaceuticals, Inc.*	67,520	1,631,283
BioMarin Pharmaceuticals, Inc.*	83,950	1,494,310
Isis Pharmaceuticals, Inc.*	105,023	1,489,226
Regeneron Pharmaceuticals, Inc.*	80,237	1,473,151
Amylin Pharmaceuticals, Inc.*	126,518	1,372,720
Martek Biosciences Corp.*	43,402	1,315,515
Alnylam Pharmaceuticals, Inc.*	52,018	1,286,405
Alkermes, Inc.*	116,504	1,240,768
United Therapeutics Corp.*	19,675	1,230,671
Celera Corp.*	106,225	1,182,284
Acorda Therapeutics, Inc.*	56,818	1,165,337
Seattle Genetics, Inc.*	120,120	1,073,873
Theravance, Inc.*	86,590	1,072,850
Medarex, Inc.*	189,265	1,056,099
GTx, Inc.*	60,564	1,019,898
Cepheid, Inc.*	90,400	938,352
Genomic Health, Inc.*	47,769	930,540
CV Therapeutics, Inc.*	99,999	920,991
PDL BioPharma, Inc.	148,803	919,603
Momenta Pharmaceuticals, Inc.*	74,400	863,040
Metabolix, Inc.*	63,654	809,679
Dendreon Corp.*	171,395	784,989
Indevus Pharmaceuticals, Inc.*	233,533	733,294
Arena Pharmaceuticals, Inc.*	172,251	718,287
Enzon Pharmaceuticals, Inc.*	120,931	705,028
InterMune, Inc.*	66,354	702,025
Progenics Pharmaceuticals, Inc.*	66,895	689,687
Incyte Corp.*	175,557	665,361
Savient Pharmaceuticals, Inc.*	86,423	500,389
Human Genome Sciences, Inc.*	235,898	500,104
Rigel Pharmaceuticals, Inc.*	55,800	446,400
Zymogenetics, Inc.*	148,426	445,278
Sangamo Biosciences, Inc.*	97,308	338,632

		Market
	Shares	Value

Facet Biotech Corp.*	29,720	$285,015

Total Common Stocks (Cost $64,074,986)		92,880,180

	Face
	Amount

REPURCHASE AGREEMENTS 2.0%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$1,847,486	$1,847,486

Total Repurchase Agreements (Cost $1,847,486)		1,847,486

Total Investments 100.3% (Cost $65,922,472)		$94,727,666

Liabilities in Excess of Other Assets – (0.3)%		$(237,072)

Net Assets – 100.0%		$94,490,594

*	Non-Income Producing Security.

 1

COMMODITIES STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

EXCHANGE TRADED FUNDS 16.0%
iShares S&P GSCI
Commodity Indexed Trust*	311,930	$8,924,317

Total Exchange Traded Funds (Cost $8,854,200)		8,924,317

	Face
	Amount

STRUCTURED NOTES ‡ 25.3%
Credit Suisse Securities (USA) LLC, S&P GSCI Total Return Linked Notes at 1.33% due 12/16/09	$11,806,000	$10,525,758
Swedish Export Credit Corp., S&P GSCI Total Return Linked Notes at 1.83% due 12/21/09	$3,000,000	$3,633,300

Total Structured Notes (Cost $14,227,881)		14,159,058

REPURCHASE AGREEMENTS 57.5%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$32,175,229	$32,175,229

Total Repurchase Agreements (Cost $32,175,229)		32,175,229

Total Investments 98.8% (Cost $55,257,310)		$55,258,604

Other Assets in Excess of Liabilities – 1.2%		$650,872

Net Assets – 100.0%		$55,909,476

*	Non-Income Producing Security.

‡	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the Benchmark is $43,771,057 as of December 31, 2008.

 1

CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 97.9%

Procter & Gamble Co.	76,918	$4,755,071
Coca-Cola Co.	81,731	3,699,962
Philip Morris International, Inc.	76,883	3,345,179
PepsiCo, Inc.	60,270	3,300,988
Unilever NV	91,265	2,240,556
Kraft Foods, Inc.	82,880	2,225,328
Colgate-Palmolive Co.	31,598	2,165,727
Diageo PLC — SP ADR	35,629	2,021,589
Archer-Daniels-Midland Co.	66,971	1,930,774
Altria Group, Inc.	115,433	1,738,421
Kimberly-Clark Corp.	29,622	1,562,264
General Mills, Inc.	25,610	1,555,808
Kroger Co.	56,671	1,496,681
Kellogg Co.	30,753	1,348,519
Cadbury PLC — SP ADR	34,795	1,241,138
Sysco Corp.	53,983	1,238,370
UST, Inc.	16,929	1,174,534
Safeway, Inc.	48,753	1,158,859
Reynolds American, Inc.	28,581	1,152,100
H.J. Heinz Co.	29,731	1,117,886
Molson Coors Brewing Co. — Class B	22,272	1,089,546
Lorillard, Inc.	19,089	1,075,665
Campbell Soup Co.	35,641	1,069,586
Avon Products, Inc.	41,375	994,241
Clorox Co.	17,393	966,355
Bunge Ltd.	18,321	948,478
ConAgra Foods, Inc.	55,284	912,186
Coca-Cola Enterprises, Inc.	72,565	872,957
Sara Lee Corp.	89,129	872,573
Hershey Co.	24,576	853,770
Pepsi Bottling Group, Inc.	33,436	752,644
Brown-Forman Corp. — Class B	14,075	724,722
Hansen Natural Corp.*	21,180	710,165
Hormel Foods Corp.	22,367	695,166
Church & Dwight Co., Inc.	11,961	671,251
McCormick & Co., Inc.	20,402	650,008
Constellation Brands, Inc. — Class A*	39,197	618,137
Dr Pepper Snapple Group, Inc.*	37,330	606,613
Estee Lauder Companies, Inc. — Class A	19,161	593,225
SUPERVALU, INC.	39,245	572,977
Energizer Holdings, Inc.*	10,575	572,531
Dean Foods Co.*	30,536	548,732
J.M. Smucker Co.	12,300	533,328
Flowers Foods, Inc.	20,760	505,714

		Market
	Shares	Value

Tyson Foods, Inc. — Class A	57,175	$500,853

Total Common Stocks (Cost $56,971,891)		59,381,177

	Face
	Amount

REPURCHASE AGREEMENTS 3.7%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$2,237,926	$2,237,926

Total Repurchase Agreements (Cost $2,237,926)		2,237,926

Total Investments 101.6% (Cost $59,209,817)		$61,619,103

Liabilities in Excess of Other Assets – (1.6)%		$(991,930)

Net Assets – 100.0%		$60,627,173

*	Non-Income Producing Security.

ADR – American Depository Receipt

 1

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.8%

Intel Corp.	38,069	$558,092
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	50,338	397,670
Texas Instruments, Inc.	16,905	262,366
Applied Materials, Inc.	20,790	210,603
ASML Holding NV	11,006	198,878
Broadcom Corp. — Class A*	10,948	185,788
Altera Corp.	8,494	141,935
Analog Devices, Inc.	7,242	137,743
Nvidia Corp.*	17,045	137,553
STMicroelectronics NV — SP ADR	20,047	133,313
Linear Technology Corp.	5,983	132,344
Xilinx, Inc.	7,366	131,262
Marvell Technology Group Ltd.*	18,075	120,560
KLA-Tencor Corp.	5,397	117,601
Rambus, Inc.*	6,973	111,010
Microchip Technology, Inc.	5,370	104,876
Lam Research Corp.*	4,710	100,229
MEMC Electronic Materials, Inc.*	6,188	88,365
National Semiconductor Corp.	8,260	83,178
LSI Logic Corp.*	24,704	81,276
Micron Technology, Inc.*	26,327	69,503
Varian Semiconductor Equipment Associates, Inc.*	3,702	67,080
Atmel Corp.*	21,402	66,988
Silicon Laboratories, Inc.*	2,694	66,757
Cree, Inc.*	4,079	64,734
Hittite Microwave Corp.*	2,167	63,840
Novellus Systems, Inc.*	5,096	62,885
International Rectifier Corp.*	4,575	61,762
PMC — Sierra, Inc.*	12,315	59,851
ON Semiconductor Corp.*	17,501	59,503
Integrated Device Technology, Inc.*	10,327	57,934
Intersil Corp. — Class A	6,034	55,452
Skyworks Solutions, Inc.*	9,993	55,361
Cypress Semiconductor Corp.*	12,102	54,096
Semtech Corp.*	4,773	53,792
Atheros Communications, Inc.*	3,696	52,890
Advanced Micro Devices, Inc.*	24,165	52,196
FEI Co.*	2,710	51,111
MKS Instruments, Inc.*	3,381	50,005
Cymer, Inc.*	2,280	49,955
Formfactor, Inc.*	3,401	49,655
Microsemi Corp.*	3,883	49,081

		Market
	Shares	Value

Power Integrations, Inc.	2,435	$48,408
Cabot Microelectronics Corp.*	1,819	47,421
Teradyne, Inc.*	10,662	44,994
Fairchild Semiconductor International, Inc.*	8,698	42,533
Tessera Technologies, Inc.*	3,522	41,841
Infineon Technologies AG — SP ADR*	29,009	40,613
Amkor Technology, Inc.*	12,868	28,052

Total Common Stocks (Cost $3,825,591)		5,002,935

	Face
	Amount

REPURCHASE AGREEMENTS 1.8%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$93,050	$93,050

Total Repurchase Agreements (Cost $93,050)		93,050

Total Investments 100.6% (Cost $3,918,641)		$5,095,985

Liabilities in Excess of Other Assets – (0.6)%		$(30,576)

Net Assets – 100.0%		$5,065,409

*	Non-Income Producing Security.

ADR – American Depository Receipt

 1

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.1%

Exxon Mobil Corp.	68,238	$5,447,439
Chevron Corp.	44,155	3,266,145
BP PLC — SP ADR	66,116	3,090,262
Royal Dutch Shell PLC — SP ADR	47,254	2,501,627
ConocoPhillips	41,646	2,157,263
Occidental Petroleum Corp.	31,777	1,906,302
Petroleo Brasileiro SA	71,048	1,739,965
Schlumberger Ltd.	34,227	1,448,829
Devon Energy Corp.	19,644	1,290,807
Apache Corp.	16,529	1,231,906
XTO Energy, Inc.	32,546	1,147,897
Anadarko Petroleum Corp.	29,361	1,131,867
Canadian Natural Resources Ltd.	27,201	1,087,496
Marathon Oil Corp.	39,160	1,071,418
Hess Corp.	19,081	1,023,505
EOG Resources, Inc.	15,120	1,006,690
Halliburton Co.	51,623	938,506
Nexen, Inc.	49,551	871,107
Valero Energy Corp.	39,332	851,144
Talisman Energy, Inc.	79,416	793,366
Southwestern Energy Co.*	26,873	778,511
Tenaris SA — SP ADR	36,866	773,449
Noble Energy, Inc.	15,561	765,912
Transocean Ltd.*	15,631	738,565
National-Oilwell Varco, Inc.*	30,149	736,842
Baker Hughes, Inc.	22,316	715,674
Spectra Energy Corp.	44,824	705,530
Sunoco, Inc.	15,643	679,845
Murphy Oil Corp.	15,267	677,091
Chesapeake Energy Corp.	41,743	674,984
Cameco Corp.	38,542	664,849
Williams Companies, Inc.	45,375	657,030
CNX Gas Corp.*	23,680	646,464
Diamond Offshore Drilling, Inc.	10,434	614,980
Range Resources Corp.	17,289	594,569
Weatherford International Ltd.*	51,522	557,468
PetroHawk Energy Corp.*	35,354	552,583
El Paso Corp.	69,856	546,972
Peabody Energy Corp.	24,032	546,728
Consol Energy, Inc.	18,291	522,757
Noble Corp.	23,057	509,329
Ultra Petroleum Corp.*	14,463	499,118
Cameron International Corp.*	21,962	450,221
BJ Services Co.	38,097	444,592
Continental Resources, Inc.*	20,875	432,321
Smith International, Inc.	18,701	428,066
ENSCO International, Inc.	15,046	427,156

		Market
	Shares	Value

Cabot Oil & Gas Corp.	15,320	$398,320
Plains Exploration & Production Co.*	17,132	398,148
Nabors Industries Ltd.*	32,878	393,550
Denbury Resources, Inc.*	35,812	391,067
Newfield Exploration Co.*	19,091	377,047
Pride International, Inc.*	23,335	372,893
Tidewater, Inc.	8,758	352,685
Concho Resources, Inc.*	15,290	348,918
Helmerich & Payne, Inc.	14,916	339,339
FMC Technologies, Inc.*	14,108	336,194
Frontline Ltd.	11,313	334,978
IHS Inc.*	8,755	327,612
Arch Coal, Inc.	19,310	314,560
Patterson-UTI Energy, Inc.	27,095	311,863
Cimarex Energy Co.	11,552	309,363
Oceaneering International, Inc.*	10,276	299,443
Rowan Companies, Inc.	18,794	298,825
Southern Union Co.	21,790	284,142
Whiting Petroleum Corp.*	7,740	258,980
Dresser-Rand Group, Inc.*	15,012	258,957
Pioneer Natural Resources Co.	15,035	243,266
Forest Oil Corp.*	14,574	240,325
Massey Energy Co.	15,524	214,076
Atwood Oceanics, Inc.*	11,676	178,409
SandRidge Energy, Inc.*	28,525	175,429
Alpha Natural Resources, Inc.*	10,822	175,208
Walter Industries, Inc.	9,690	169,672

Total Common Stocks (Cost $45,525,358)		58,448,416

REPURCHASE AGREEMENTS 2.2%

Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group Issued 12/31/08 at 0.03% due 01/02/09	$1,313,984	$1,313,984

Total Repurchase Agreements (Cost $1,313,984)		1,313,984

Total Investments 100.3% (Cost $46,839,342)		$59,762,400

Liabilities in Excess of Other Assets – (0.3)%		$(162,547)

Net Assets – 100.0%		$59,599,853

*	Non-Income Producing Security.

 1

ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.9%

Schlumberger Ltd.	98,903	$4,186,564
Halliburton Co.	149,456	2,717,110
Tenaris SA — SP ADR	106,580	2,236,048
Transocean LTD.*	45,219	2,136,598
National-Oilwell Varco, Inc.*	87,154	2,130,044
Baker Hughes, Inc.	64,482	2,067,938
Diamond Offshore Drilling, Inc.	30,197	1,779,811
Weatherford International Ltd.*	148,994	1,612,115
Noble Corp.	66,810	1,475,833
Cameron International Corp.*	63,437	1,300,459
BJ Services Co.	110,279	1,286,956
Smith International, Inc.	54,048	1,237,159
ENSCO International, Inc.	43,490	1,234,681
Nabors Industries Ltd.*	95,156	1,139,017
Pride International, Inc.*	67,431	1,077,547
Tidewater, Inc.	25,581	1,030,147
Helmerich & Payne, Inc.	43,027	978,864
FMC Technologies, Inc.*	40,849	973,432
IHS Inc.*	25,524	955,108
Patterson-UTI Energy, Inc.	78,386	902,223
SEACOR Holdings, Inc.*	13,418	894,310
Oceaneering International, Inc.*	29,769	867,469
Rowan Companies, Inc.	54,401	864,976
Exterran Holdings, Inc.*	38,071	810,912
Dresser-Rand Group, Inc.*	43,380	748,305
Unit Corp.*	27,000	721,440
Superior Energy Services*	44,624	710,860
RPC, Inc.	69,843	681,668
Oil States International, Inc.*	34,476	644,357
CARBO Ceramics, Inc.	17,163	609,801
Dril-Quip, Inc.*	26,338	540,192
Cal Dive International, Inc.*	82,063	534,230
Atwood Oceanics, Inc.*	33,908	518,114
Complete Production Services, Inc.*	56,867	463,466
Precision Drilling Trust	53,620	449,870
Helix Energy Solutions Group, Inc.*	61,115	442,473

Total Common Stocks (Cost $38,038,135)		42,960,097

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 1.2%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$495,867	$495,867

Total Repurchase Agreements (Cost $495,867)		495,867

Total Investments 100.1% (Cost $38,534,002)		$43,455,964

Liabilities in Excess of Other Assets – (0.1)%		$(27,599)

Net Assets – 100.0%		$43,428,365

*	Non-Income Producing Security.

 1

ESSENTIAL PORTFOLIO AGGRESSIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

MUTUAL FUNDS † 98.5%
Rydex Series Funds - International Rotation Fund	177,407	$2,787,060
Rydex Series Funds - Managed Futures Strategy Fund	96,493	2,701,807
Rydex Series Funds - Sector Rotation Fund*	258,668	2,444,413
Rydex Series Funds - Russell 2000® Fund*	106,934	1,811,460
Rydex Series Funds - Absolute Return Strategies Fund	50,112	1,058,360
Rydex Series Funds - Government Long Bond 1.2x Strategy Fund	52,484	865,985
Rydex Series Funds - Hedged Equity Fund	45,585	850,167
Rydex Series Funds - S&P 500 Fund	32,157	572,400
Rydex Series Funds - Commodities Strategy Fund	30,828	475,061
Rydex Series Funds - Real Estate Fund	21,386	390,718
Rydex Series Funds - High Yield Strategy Fund	11,850	226,801

Total Mutual Funds (Cost $16,359,884)		14,184,232

Total Investments 98.5% (Cost $16,359,884)		$14,184,232

Other Assets in Excess of Liabilities – 1.5%		$218,168

Net Assets – 100.0%		$14,402,400

†	Affiliated Funds – A Class Shares

*	Non-Income Producing Security.

 1

ESSENTIAL PORTFOLIO CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

MUTUAL FUNDS † 99.6%
Rydex Series Funds - Government Long Bond 1.2x Strategy Fund	136,936	$2,259,439
Rydex Series Funds - Managed Futures Strategy Fund	71,748	2,008,938
Rydex Series Funds - High Yield Strategy Fund	97,145	1,859,362
Rydex Series Funds - Sector Rotation Fund*	151,466	1,431,352
Rydex Series Funds - International Rotation Fund	80,080	1,258,059
Rydex Series Funds - U.S. Government Money Market Fund	1,248,405	1,248,405
Rydex Series Funds - Absolute Return Strategies Fund	50,625	1,069,190
Rydex Series Funds - S&P 500 Fund	55,955	995,991
Rydex Series Funds - Hedged Equity Fund	17,974	335,212
Rydex Series Funds - Russell 2000® Fund*	11,525	195,231
Rydex Series Funds - Commodities Strategy Fund	9,328	143,749

Total Mutual Funds (Cost $13,127,174)		12,804,928

Total Investments 99.6% (Cost $13,127,174)		$12,804,928

Other Assets in Excess of Liabilities – 0.4%		$47,225

Net Assets – 100.0%		$12,852,153

†	Affiliated Funds—A Class shares

*	Non-Income Producing Security.

 1

ESSENTIAL PORTFOLIO MODERATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

MUTUAL FUNDS † 99.8%
Rydex Series Funds - Managed Futures Strategy Fund	258,510	$7,238,279
Rydex Series Funds - Sector Rotation Fund	660,065	6,237,615
Rydex Series Funds - International Rotation Fund	359,888	5,653,839
Rydex Series Funds - Government Long Bond 1.2x Strategy Fund	317,529	5,239,226
Rydex Series Funds - Absolute Return Strategies Fund	160,992	3,400,150
Rydex Series Funds - Russell 2000® Fund*	167,123	2,831,062
Rydex Series Funds - High Yield Strategy Fund	127,916	2,448,311
Rydex Series Funds - S&P 500 Fund	128,666	2,290,253
Rydex Series Funds - U.S. Government Money Market Fund	1,853,037	1,853,037
Rydex Series Funds - Hedged Equity Fund	83,943	1,565,544
Rydex Series Funds - Commodities Strategy Fund	34,668	534,233

Total Mutual Funds (Cost $41,867,558)		39,291,549

	Face
	Amount

REPURCHASE AGREEMENTS 0.4%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$146,548	$146,548

Total Repurchase Agreements (Cost $146,548)		146,548

Total Investments 100.2% (Cost $42,014,106)		$39,438,097

Liabilities in Excess of Other Assets – (0.2)%		$(94,842)

Net Assets – 100.0%	$39,343,255

*	Non-Income Producing Security.

†	Affiliated Funds—A Class shares

 1

EUROPE 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 57.8%

FINANCIALS 12.5%
HSBC Holdings PLC — SP ADR	3,940	$191,760
Banco Santander Central Hispano SA — SP ADR	16,060	152,409
Banco Bilbao Vizcaya Argentaria SA — SP ADR	11,750	146,757
Allianz SE — SP ADR	11,960	129,527
AXA — SP ADR	5,670	127,405
UBS AG — SP ADR*	8,540	122,122
Credit Suisse Group AG — SP ADR	3,630	102,584
Deutsche Bank AG— SP ADR	2,100	85,449
Barclays PLC — SP ADR	6,210	60,858
ING Groep NV — SP ADR	5,460	60,606
Lloyds TSB Group PLC — SP ADR	6,370	49,049
Willis Group Holdings Ltd.	1,370	34,085
Allied Irish Banks PLC — SP ADR	2,940	13,789

Total Financials		1,276,400

HEALTH CARE 12.3%
Novartis AG — SP ADR	7,680	382,157
GlaxoSmithKline PLC — SP ADR	8,610	320,895
Sanofi-Aventis — SP ADR	7,710	247,954
AstraZeneca PLC — SP ADR	4,180	171,505
Novo Nordisk A/S — SP ADR	1,380	70,918
Teva Pharmaceutical Industries Ltd. — SP ADR	1,020	43,421
Alcon, Inc. — SP ADR	280	24,973

Total Health Care		1,261,823

TELECOMMUNICATION SERVICES 10.4%
Telefonica SA — SP ADR	4,370	294,495
Vodafone Group PLC — SP ADR	13,000	265,720
France Telecom SA — SP ADR	8,890	249,542
Deutsche Telekom AG — SP ADR	10,220	156,366

		Market
	Shares	Value

BT Group PLC — SP ADR	5,140	$102,697

Total Telecommunication Services		1,068,820

ENERGY 9.7%
BP PLC — SP ADR	6,870	321,104
Total SA — SP ADR	5,190	287,007
Royal Dutch Shell PLC — SP ADR	4,190	221,819
Eni SpA — SP ADR	3,110	148,720
Compagnie Generale de Geophysique SA, Inc. — SP ADR*	970	14,540

Total Energy		993,190

CONSUMER STAPLES 3.7%
Unilever NV	6,690	164,240
Diageo PLC — SP ADR	2,610	148,091
British American Tobacco PLC — SP ADR	1,200	63,528

Total Consumer Staples		375,859

INFORMATION TECHNOLOGY 2.7%
Nokia Oyj — SP ADR	8,610	134,316
SAP AG — SP ADR	2,610	94,534
Telefonaktiebolaget LM Ericsson — SP ADR	6,410	50,062

Total Information Technology		278,912

MATERIALS 2.7%
BHP Billiton Ltd. — SP ADR	2,110	90,519
Anglo American PLC — SP ADR	5,600	65,072
Rio Tinto PLC — SP ADR	530	47,122
ArcelorMittal	1,640	40,328
Syngenta AG — SP ADR	770	30,138

Total Materials		273,179

INDUSTRIALS 2.3%
Siemens AG — SP ADR	1,910	144,682
Koninklijke Philips Electronics NV— SP ADR	2,480	49,278

 1

EUROPE 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Ryanair Holdings PLC — SP ADR*	1,520	$44,202

Total Industrials		238,162

CONSUMER DISCRETIONARY 1.2%
Daimler AG— SP ADR	2,480	94,934
Carnival PLC — SP ADR	1,340	30,351

Total Consumer Discretionary		125,285

UTILITIES 0.3%
Veolia Environnement — SP ADR	900	28,539

Total Utilities		28,539

Total Common Stocks (Cost $5,414,032)		5,920,169

	Face
	Amount

REPURCHASE AGREEMENTS 30.3%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	2,027,760	2,027,760
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	991,621	991,621
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	81,028	81,028

Total Repurchase Agreements (Cost $3,100,409)		3,100,409

Total Investments 88.1% (Cost $8,514,441)		$9,020,578

Other Assets in Excess of Liabilities – 11.9%		$1,217,104

Net Assets – 100.0%		$10,237,682

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
March 2009 Euro Currency Futures Contracts
(Aggregate Market Value of Contracts $6,968,000)	40	$383,754
March 2009 Dow Jones STOXX 50 Futures Contracts
(Aggregate Market Value of Contracts $5,108,620)	242	233,933

(Total Aggregate Market Value of Contracts $12,076,620)		$617,687

*	Non-Income Producing Security.

ADR – American Depository Receip

 2

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.7%

JPMorgan Chase & Co.	8,304	$261,825
Wells Fargo & Co.	8,424	248,340
HSBC Holdings PLC — SP ADR	4,751	231,231
Bank of America Corp.	11,665	164,243
AXA — SP ADR	7,246	162,818
U.S. Bancorp	6,307	157,738
Travelers Companies, Inc.	3,390	153,228
Bank of New York Mellon Corp.	4,872	138,024
UBS AG — SP ADR*	9,193	131,460
Goldman Sachs Group, Inc.	1,517	128,020
MetLife, Inc.	3,664	127,727
AFLAC, Inc.	2,731	125,189
Chubb Corp.	2,399	122,349
Credit Suisse Group AG — SP ADR	4,310	121,801
Allstate Corp.	3,446	112,891
Aon Corp.	2,240	102,323
Charles Schwab Corp.	6,281	101,564
American Express Co.	5,436	100,838
Citigroup, Inc.	14,505	97,329
PNC Financial Services Group, Inc.	1,986	97,314
Franklin Resources, Inc.	1,514	96,563
Public Storage	1,212	96,354
Blackrock, Inc.	707	94,844
Morgan Stanley	5,900	94,636
BB&T Corp.	3,388	93,034
State Street Corp.	2,337	91,914
Barclays PLC — SP ADR	9,244	90,591
Marsh & McLennan Companies, Inc.	3,627	88,027
Wachovia Corp.	15,691	86,928
Loews Corp.	3,046	86,050
Annaly Capital Management, Inc.	5,380	85,381
Capital One Financial Corp.	2,662	84,891
Progressive Corp.	5,662	83,854
Merrill Lynch & Co., Inc.	7,181	83,587
Northern Trust Corp.	1,578	82,277
Simon Property Group, Inc.	1,494	79,376
Hudson City Bancorp, Inc.	4,819	76,911
TD Ameritrade Holding Corp.*	5,327	75,910
Vornado Realty Trust	1,248	75,317
T. Rowe Price Group, Inc.	2,068	73,290
W.R. Berkley Corp.	2,344	72,664
CME Group, Inc.	349	72,630
Prudential Financial, Inc.	2,378	71,958

		Market
	Shares	Value

SunTrust Banks, Inc.	2,384	$70,423
People’s United Financial, Inc.	3,902	69,573
Equity Residential	2,333	69,570
NYSE Euronext	2,511	68,751
Brookfield Asset Management, Inc. — Class A	4,410	67,341
Fidelity National Financial, Inc. — Class A	3,737	66,332
Unum Group	3,546	65,956
HCP, Inc.	2,359	65,509
IntercontinentalExchange, Inc.*	775	63,891
Cincinnati Financial Corp.	2,197	63,867
Principal Financial Group, Inc.	2,742	61,887
PartnerRe Ltd.	830	59,154
Everest Re Group Ltd.	775	59,009
Plum Creek Timber Co., Inc. (REIT)	1,697	58,954
Arch Capital Group Ltd.*	835	58,534
Boston Properties, Inc.	1,062	58,410
Invesco Ltd.	4,044	58,395
Odyssey Re Holdings Corp.	1,120	58,027
Axis Capital Holdings Ltd.	1,987	57,861
M&T Bank Corp.	999	57,353
TFS Financial Corp	4,259	54,941
Ventas, Inc.	1,616	54,249
Nasdaq Stock Market, Inc.*	2,178	53,818
Capitol Federal Financial	1,178	53,717
Health Care REIT, Inc.	1,265	53,383
RenaissanceRe Holdings Ltd.	1,030	53,107
Ameriprise Financial, Inc.	2,270	53,027
HCC Insurance Holdings, Inc.	1,976	52,858
Regions Financial Corp.	6,631	52,783
Torchmark Corp.	1,158	51,763
Discover Financial Services	5,416	51,614
CNA Financial Corp.	3,124	51,359
Moody’s Corp.	2,524	50,707
Willis Group Holdings Ltd.	2,015	50,133
AvalonBay Communities, Inc.	822	49,797
Commerce Bancshares, Inc.	1,118	49,136
First American Corp.	1,680	48,535
Brown & Brown, Inc.	2,316	48,404
Federal Realty Investment Trust	779	48,360
KIMCO Realty Corp.	2,642	48,296
SLM Corp.*	5,405	48,105
Regency Centers Corp.	1,021	47,681
Old Republic International Corp.	3,985	47,501
New York Community Bancorp, Inc.	3,963	47,397
Host Hotels & Resorts, Inc.	6,243	47,260
KeyCorp	5,456	46,485
Lincoln National Corp.	2,463	46,403

 1

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Fifth Third Bancorp	5,608	$46,322
Cullen/Frost Bankers, Inc.	904	45,815
Associated Banc-Corp.	2,181	45,648
Valley National Bancorp	2,228	45,117
Markel Corp.*	150	44,850
Legg Mason, Inc.	2,041	44,718
SEI Investments Co.	2,814	44,208
American Financial Group, Inc.	1,908	43,655
Nationwide Health Properties, Inc.	1,494	42,908
Leucadia National Corp.*	2,160	42,768
Marshall & Ilsley Corp.	3,133	42,734
Arthur J. Gallagher & Co.	1,640	42,492
Assurant, Inc.	1,410	42,300
Nationwide Financial Services, Inc.	810	42,290
Hartford Financial Services Group, Inc.	2,559	42,019
Alleghany Corp.*	149	42,018
Hanover Insurance Group, Inc.	974	41,853
Transatlantic Holdings, Inc.	1,035	41,462
American International Group, Inc.	26,274	41,250
Realty Income Corp.	1,771	40,999
Synovus Financial Corp.	4,909	40,745
BOK Financial Corp.	998	40,319
White Mountains Insurance Group Ltd.	150	40,067
Mercury General Corp.	870	40,011
National City Corp.	22,072	39,950
Aspen Insurance Holdings Ltd.	1,640	39,770
Huntington Bancshares, Inc.	5,097	39,043
Brookfield Properties Corp.	5,016	38,774
City National Corp.	795	38,717
First Horizon National Corp.	3,661	38,698
Rayonier, Inc.	1,228	38,498
Eaton Vance Corp.	1,827	38,385
Greenhill & Company, Inc.	550	38,374
First Niagara Financial Group, Inc.	2,370	38,323
Stancorp Financial Group, Inc.	915	38,220
Comerica, Inc.	1,905	37,814
Digital Realty Trust, Inc.	1,148	37,712
Erie Indemnity Co. — Class A	1,000	37,630
Senior Housing Properties Trust	2,071	37,112
Bank of Hawaii Corp.	815	36,814
ProLogis	2,639	36,656
UMB Financial Corp.	745	36,609
Highwoods Properties, Inc.	1,320	36,115
ProAssurance Corp.*	680	35,890
Jefferies Group, Inc.	2,545	35,783

		Market
	Shares	Value

American National Insurance Co.	480	$35,390
Lazard Ltd. — Class A	1,180	35,093
BancorpSouth, Inc.	1,500	35,040
Sovereign Bancorp, Inc.*	11,756	35,033
Liberty Property Trust	1,534	35,021
FirstMerit Corp.	1,690	34,797
The St. Joe Co.*	1,430	34,778
AMB Property Corp.	1,470	34,427
Zions Bancorporation	1,399	34,289
Essex Property Trust, Inc.	423	32,465
Fulton Financial Corp.	3,368	32,400
Mack-Cali Realty Corp.	1,318	32,291
Camden Property Trust	1,006	31,528
Raymond James Financial, Inc.	1,834	31,416
Astoria Financial Corp.	1,900	31,312
Weingarten Realty Investors	1,495	30,932
International Bancshares Corp.	1,403	30,627
Alexandria Real Estate Equities, Inc.	507	30,592
UDR, Inc.	2,217	30,572
Washington Real Estate Investment Trust	1,080	30,564
TCF Financial Corp.	2,176	29,724
Wilmington Trust Corp.	1,321	29,379
Douglas Emmett, Inc.	2,232	29,150
Affiliated Managers Group, Inc.*	675	28,296
Federated Investors, Inc. — Class B	1,666	28,255
Duke Realty Corp.	2,539	27,827
BRE Properties, Inc. — Class A	986	27,588
Apollo Investment Corp.	2,887	26,878
Popular, Inc.	5,186	26,760
Taubman Centers, Inc.	1,019	25,944
SL Green Realty Corp.	947	24,527
Janus Capital Group, Inc.	2,970	23,849
Potlatch Corp.	823	21,406
MBIA, Inc.*	5,210	21,205
Macerich Co.	1,144	20,775
CapitalSource, Inc.	4,493	20,758
Apartment Investment & Management Co. — Class A	1,674	19,335
Genworth Financial, Inc. — Class A	6,800	19,244
SVB Financial Group*	670	17,574
XL Capital Ltd.	4,411	16,321
Forest City Enterprises, Inc. — Class A	1,680	11,256
Developers Diversified Realty Corp.	2,106	10,277

 2

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

American Capital Ltd.	3,086	$9,999

Total Common Stocks (Cost $9,726,563)		10,439,204

	Face
	Amount

REPURCHASE AGREEMENTS 2.0%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$210,074	$210,074

Total Repurchase Agreements (Cost $210,074)		210,074

Total Investments 100.7% (Cost $9,936,637)		$10,649,278

Liabilities in Excess of Other Assets – (0.7)%		$(71,070)

Net Assets – 100.0%		$10,578,208

*	Non-Income Producing Security.

ADR – American Depository Receipt

 3

GOVERNMENT LONG BOND 1.2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

U.S. TREASURY OBLIGATIONS 95.4%
United States Treasury Bond 4.50% due 05/15/38	$63,655,000	$87,704,655

Total U.S. Treasury Obligations (Cost $66,553,748)		87,704,655

REPURCHASE AGREEMENTS 4.1%
Collateralized by obligations of The U.S. Treasury or U.S. Government Agencies

Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	2,488,310	2,488,310
Credit Suisse Group Issued 12/31/08 at 0.03% due 01/02/09	1,216,840	1,216,840
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	99,431	99,431

Total Repurchase Agreements (Cost $3,804,581)		3,804,581

Total Investments 99.5% (Cost $70,358,329)		$91,509,236

Other Assets in Excess of Liabilities – 0.5%		$418,371

Net Assets – 100.0%		$91,927,607

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
March 2009 U.S. Treasury Bond Futures Contracts
(Aggregate Market Value of Contracts $38,234,656)	277	$3,114,349

 1

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.1%

Johnson & Johnson, Inc.	20,059	$1,200,130
Novartis AG — SP ADR	22,320	1,110,643
Pfizer, Inc.	60,214	1,066,390
Teva Pharmaceutical Industries Ltd. — SP ADR	23,127	984,516
Sanofi-Aventis — SP ADR	29,112	936,242
GlaxoSmithKline PLC — SP ADR	24,992	931,452
Genentech, Inc.*	11,081	918,726
Abbott Laboratories	16,104	859,470
Amgen, Inc.*	13,750	794,063
Merck & Company, Inc.	26,032	791,373
AstraZeneca PLC — SP ADR	18,138	744,202
Gilead Sciences, Inc.*	14,328	732,734
Bristol-Myers Squibb Co.	31,231	726,121
Wyeth	19,145	718,129
Eli Lilly & Co.	17,313	697,195
UnitedHealth Group, Inc.	22,091	587,621
Schering-Plough Corp.	31,998	544,926
Baxter International, Inc.	9,898	530,434
Medtronic, Inc.	15,453	485,533
Celgene Corp.*	8,643	477,785
Medco Health Solutions, Inc.*	10,593	443,953
WellPoint, Inc.*	10,493	442,070
Genzyme Corp.*	6,016	399,282
Alcon, Inc. — SP ADR	4,475	399,125
Becton, Dickinson & Co.	5,559	380,180
Biogen Idec, Inc.*	7,811	372,038
Covidien Ltd.	10,000	362,400
Express Scripts, Inc.*	6,180	339,776
Quest Diagnostics, Inc.	6,419	333,210
Stryker Corp.	8,086	323,036
Allergan, Inc.	8,010	322,963
Thermo Fisher Scientific, Inc.*	9,440	321,621
Aetna, Inc.	11,123	317,006
Cardinal Health, Inc.	9,176	316,297
St. Jude Medical, Inc.*	9,270	305,539
Boston Scientific Corp.*	38,566	298,501
McKesson Corp.	7,619	295,084
Shire PLC — SP ADR	6,530	292,413
C.R. Bard, Inc.	3,394	285,978
Forest Laboratories, Inc.*	10,914	277,980
Laboratory Corporation of America Holdings*	4,196	270,264
AmerisourceBergen Corp.	6,889	245,662
Zimmer Holdings, Inc.*	6,073	245,471
Humana, Inc.*	6,432	239,785
Cephalon, Inc.*	3,078	237,129
Vertex Pharmaceuticals, Inc.*	7,151	217,247

		Market
	Shares	Value

DaVita, Inc.*	4,377	$216,968
Life Technologies Corp.*	8,649	201,608
Warner Chilcott Ltd.*	13,174	191,023
Hospira, Inc.*	6,909	185,299
DENTSPLY International, Inc.	6,561	185,283
Omnicare, Inc.	6,670	185,159
Varian Medical Systems, Inc.*	5,131	179,790
Cerner Corp.*	4,665	179,369
Edwards Lifesciences Corp.*	3,150	173,093
Pharmaceutical Product Development, Inc.	5,748	166,749
ResMed, Inc.*	4,440	166,411
Waters Corp.*	4,416	161,846
Hologic, Inc.*	12,372	161,702
Alexion Pharmaceuticals, Inc.*	4,441	160,720
Illumina, Inc.*	6,165	160,598
Perrigo Co.	4,950	159,935
Intuitive Surgical, Inc.*	1,246	158,230
IMS Health, Inc.	10,398	157,634
Henry Schein, Inc.*	4,260	156,299
CIGNA Corp.	9,245	155,778
Millipore Corp.*	2,835	146,059
Beckman Coulter, Inc.	2,979	130,897
Elan Corp. PLC -SP ADR*	21,325	127,950
Covance, Inc.*	2,730	125,662
Patterson Companies, Inc.*	6,701	125,644
Coventry Health Care, Inc.*	7,021	104,472
Charles River Laboratories International, Inc.*	3,697	96,861

Total Common Stocks (Cost $24,682,076)		28,442,734

	Face
	Amount

REPURCHASE AGREEMENTS 1.8%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$511,273	$511,273

Total Repurchase Agreements (Cost $511,272)		511,273

Total Investments 99.9% (Cost $25,193,348)		$28,954,007

Other Assets in Excess of Liabilities – 0.1%		$26,882

Net Assets – 100.0%		$28,980,888

*	Non-Income Producing Security.

 1

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 24.0%

FINANCIALS 4.1%
Travelers Companies, Inc.	1,180	$53,336
Aon Corp.	1,131	51,664
Hanover Insurance Group, Inc.	1,050	45,118
Annaly Capital Management, Inc.	2,511	39,850
Transatlantic Holdings, Inc.	800	32,048
MetLife, Inc.	830	28,934
Arthur J. Gallagher & Co.	1,110	28,760
Allied World Assurance Company Holdings Ltd	680	27,608
Chubb Corp.	520	26,520
JPMorgan Chase & Co.	820	25,855
ACE Ltd.§	420	22,226
Nationwide Health Properties, Inc.	770	22,114
Allstate Corp.	550	18,018
Axis Capital Holdings Ltd.	560	16,307
W.R. Berkley Corp.	500	15,500
Ameriprise Financial, Inc.	640	14,950
PartnerRe Ltd.	200	14,254
Unum Group	711	13,225
Capital One Financial Corp.	400	12,756
ProLogis	900	12,501
Charles Schwab Corp.	771	12,467
Invesco Ltd.	820	11,841
Goldman Sachs Group, Inc.	140	11,815
HCP, Inc.	400	11,108
Valley National Bancorp	530	10,732
Everest Re Group Ltd.	140	10,660
Cincinnati Financial Corp.	340	9,884
NYSE Euronext	330	9,035
Genpact Ltd.*	1,030	8,467
Federated Investors, Inc. — Class B	490	8,310
People’s United Financial, Inc.	460	8,202
Jones Lang LaSalle, Inc.§	280	7,756
Prudential Financial, Inc.	240	7,262
Blackrock, Inc.	50	6,707
American Financial Group, Inc.	290	6,635
AFLAC, Inc.	140	6,418
Waddell & Reed Financial, Inc. — Class A	410	6,339
CB Richard Ellis Group, Inc. — Class A*	1,420	6,134
State Street Corp.	150	5,899

		Market
	Shares	Value

Host Hotels & Resorts, Inc.	770	$5,829
Alleghany Corp.*	20	5,640
Macerich Co.	270	4,903
Janus Capital Group, Inc.	580	4,657
Webster Financial Corp.	320	4,410
Assurant, Inc.	140	4,200
Protective Life Corp.	290	4,162
AmeriCredit Corp.*	510	3,896
Comerica, Inc.	190	3,772
Stancorp Financial Group, Inc.	90	3,759
Hartford Financial Services Group, Inc.	220	3,612
Hospitality Properties Trust	240	3,569
Principal Financial Group, Inc.	150	3,386
IntercontinentalExchange, Inc.*	40	3,298
American Capital Ltd.	910	2,948
Lincoln National Corp.	140	2,638
Loews Corp.	90	2,543
Genworth Financial, Inc. — Class A	860	2,434
Bank of New York Mellon Corp.	70	1,983
CNA Financial Corp.	110	1,808
Investment Technology Group, Inc.*	70	1,590
iStar Financial Inc.	710	1,583
CBL & Associates Properties, Inc.	240	1,560
SL Green Realty Corp.	60	1,554
SunTrust Banks, Inc.	50	1,477
Arch Capital Group Ltd.*	20	1,402
First Marblehead Corp.*	990	1,277
American International Group, Inc.	780	1,225
Boston Properties, Inc.	20	1,100
General Growth Properties, Inc.	850	1,097
Developers Diversified Realty Corp.	220	1,074
Discover Financial Services	110	1,048
Regions Financial Corp.	130	1,035
Aircastle Ltd.	180	860
American National Insurance Co.	10	737
Ambac Financial Group, Inc.	460	598
BB&T Corp.	20	549
Guaranty Financial Group, Inc.*	200	522
CIT Group, Inc.	90	409

 1

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

The PMI Group, Inc.	180	$351
Plum Creek Timber Co., Inc. (REIT)	1	35

Total Financials		781,745

HEALTH CARE 3.8%
Perrigo Co.§	1,430	46,203
C.R. Bard, Inc.§	530	44,658
King Pharmaceuticals, Inc.*§	3,978	42,246
LifePoint Hospitals, Inc.*§	1,660	37,914
Hill-Rom Holdings, Inc.§	2,160	35,554
Baxter International, Inc.§	520	27,867
AmerisourceBergen Corp.§	770	27,458
WellPoint, Inc.*§	630	26,542
Lincare Holdings, Inc.*§	970	26,122
Thermo Fisher Scientific, Inc.*§	720	24,530
Universal Health Services, Inc. — Class B§	630	23,669
Celgene Corp.*§	409	22,610
Amgen, Inc.*	380	21,945
Cardinal Health, Inc.§	540	18,614
Biogen Idec, Inc.*§	380	18,099
Forest Laboratories, Inc.*§	700	17,829
ResMed, Inc.*§	460	17,241
Millipore Corp.*§	300	15,456
Charles River Laboratories International, Inc.*§	570	14,934
Vertex Pharmaceuticals, Inc.*§	460	13,975
UnitedHealth Group, Inc.	471	12,529
Pfizer, Inc.§	630	11,157
DENTSPLY International, Inc.§	390	11,014
Abraxis BioScience, Inc.*§	134	8,833
Beckman Coulter, Inc.§	200	8,788
Aetna, Inc.	280	7,980
Humana, Inc.*	210	7,829
Johnson & Johnson, Inc.§	120	7,180
Zimmer Holdings, Inc.*§	170	6,871
Novartis AG — SP ADR§	130	6,469
Health Net, Inc.*	570	6,207
Quest Diagnostics, Inc.§	110	5,710
Wyeth§	150	5,626
GlaxoSmithKline PLC — SP ADR§	150	5,590
Sanofi-Aventis — SP ADR§	170	5,467
Abbott Laboratories§	100	5,337
McKesson Corp.	130	5,035
Endo Pharmaceuticals Holdings, Inc.*§	190	4,917

		Market
	Shares	Value

Alexion Pharmaceuticals, Inc.*§	130	$4,705
Myriad Genetics, Inc.*§	70	4,638
AstraZeneca PLC — SP ADR§	110	4,513
OSI Pharmaceuticals, Inc.*§	110	4,295
Kinetic Concepts, Inc.*	220	4,220
Onyx Pharmaceuticals, Inc.*§	120	4,099
Bristol-Myers Squibb Co.§	170	3,953
Intuitive Surgical, Inc.*§	30	3,810
Medco Health Solutions, Inc.*§	90	3,772
Coventry Health Care, Inc.*	250	3,720
CIGNA Corp.	220	3,707
Warner Chilcott Ltd.*§	240	3,480
Teva Pharmaceutical Industries Ltd. — SP ADR§	80	3,406
United Therapeutics Corp.*§	40	2,502
Community Health Systems, Inc.*§	170	2,479
Inverness Medical Innovations, Inc.*	130	2,458
Pediatrix Medical Group, Inc.*	60	1,902
Shire PLC — SP ADR§	40	1,791
Eli Lilly & Co.	30	1,208
Covance, Inc.*§	20	921

Total Health Care		721,584

CONSUMER DISCRETIONARY 3.0%
DreamWorks Animation SKG, Inc. — Class A*§	1,800	45,468
Hasbro, Inc.§	1,260	36,754
DIRECTV Group, Inc.*§	1,440	32,990
HSN, Inc.*§	3,600	26,172
DeVry, Inc.§	420	24,112
Burger King Holdings, Inc.§	940	22,447
Regal Entertainment Group — Class A§	2,090	21,339
Comcast Corp. — Class A§	1,110	18,737
Time Warner, Inc.§	1,470	14,788
Weight Watchers International, Inc.§	500	14,710
Service Corporation International§	2,572	12,783
RadioShack Corp.§	1,039	12,406
Mohawk Industries, Inc.*§	280	12,032
John Wiley & Sons, Inc. — Class A§	320	11,386
Carnival Corp.§	430	10,458

 2

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Liberty Media Corp — Capital*	2,160	$10,174
VF Corp.§	180	9,859
The Gap, Inc.§	720	9,641
Tiffany & Co.§	390	9,216
Liberty Global, Inc. — Class A*§	520	8,278
Interval Leisure Group, Inc.*§	1,520	8,193
Ticketmaster Entertainment, Inc.*§	1,140	7,319
Corinthian Colleges, Inc.*§	440	7,203
Dick’s Sporting Goods, Inc.*§	510	7,196
Amazon.com, Inc.*§	140	7,179
AutoZone, Inc.*§	50	6,973
BorgWarner, Inc.§	310	6,749
Whirlpool Corp.§	150	6,202
Royal Caribbean Cruises Ltd.§	450	6,187
Hillenbrand, Inc.§	370	6,172
TJX Companies, Inc.§	300	6,171
Big Lots, Inc.*§	420	6,086
Capella Education Co.*§	100	5,876
Matthews International Corp. — Class A§	160	5,869
Autoliv, Inc.§	270	5,794
Centex Corp.§	540	5,746
Penske Auto Group, Inc.§	730	5,606
Expedia, Inc.*§	640	5,274
Barnes & Noble, Inc.§	340	5,100
J.C. Penney Company, Inc.§	250	4,925
ITT Educational Services, Inc.*§	50	4,749
K12 Inc.*§	240	4,500
American Public Education, Inc.*§	120	4,463
Sotheby’s§	500	4,445
Foot Locker, Inc.§	581	4,265
Petsmart, Inc.§	230	4,243
Ross Stores, Inc.§	140	4,162
Central European Media Enterprises Ltd. — Class A*§	180	3,910
Apollo Group, Inc. — Class A*§	50	3,831
CBS Corp.	430	3,522
D.R. Horton, Inc.	450	3,181
CTC Media, Inc.*§	640	3,072
Career Education Corp.*	170	3,050
Snap-On, Inc.§	70	2,757
TRW Automotive Holdings Corp.*	760	2,736
Discovery Communications, Inc. — Class A*§	190	2,690

		Market
	Shares	Value

Gannett Co., Inc.	320	$2,560
Garmin Ltd.	130	2,492
AnnTaylor Stores Corp.*	310	1,789
OfficeMax Inc.	230	1,757
GameStop Corp. — Class A*§	80	1,733
Phillips-Van Heusen Corp.§	80	1,610
Family Dollar Stores, Inc.§	60	1,564
priceline.com, Inc.*	20	1,473
Abercrombie & Fitch Co. — Class A	60	1,384
Liberty Media Corp — Interactive*	360	1,123
KB HOME	70	953
O’Reilly Automotive, Inc.*§	30	922
Urban Outfitters, Inc.*§	60	899
Meredith Corp.	50	856
Sears Holdings Corp.*	20	777
Guess?, Inc.§	50	767
Clear Channel Outdoor Holdings, Inc. — Class A*	120	738
Williams-Sonoma, Inc.	90	707
Sherwin-Williams Co.§	10	598
RH Donnelley Corp.*	1,290	477
News Corp. — Class A§	50	455
M.D.C. Holdings, Inc.	10	303
Brunswick Corp.	16	67

Total Consumer Discretionary		575,150

UTILITIES 2.6%
Pepco Holdings, Inc.§	3,100	55,056
American Water Works Company, Inc.§	2,050	42,804
UGI Corp.§	1,750	42,735
DPL, Inc.§	1,680	38,371
Pinnacle West Capital Corp.	1,000	32,130
DTE Energy Co.§	750	26,752
Great Plains Energy, Inc.§	1,130	21,843
Atmos Energy Corp.	820	19,434
Alliant Energy Corp.	610	17,800
PG&E Corp.§	441	17,071
TECO Energy, Inc.§	1,340	16,549
National Fuel Gas Co.§	490	15,352
NV Energy, Inc.	1,270	12,560
Questar Corp.§	380	12,422
AES Corp.*	1,360	11,206
Edison International	340	10,921
Oneok, Inc.§	350	10,192
SCANA Corp.§	280	9,968
Energen Corp.§	290	8,506

 3

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Mirant Corp.*	400	$7,548
Dominion Resources, Inc.§	200	7,168
PPL Corp.§	230	7,059
Public Service Enterprise Group, Inc.§	190	5,542
AGL Resources, Inc.§	170	5,330
NSTAR§	141	5,145
Sempra Energy§	120	5,116
Piedmont Natural Gas Co.§	160	5,067
New Jersey Resources Corp.§	120	4,722
WGL Holdings, Inc.§	130	4,250
Northwest Natural Gas Co.§	80	3,538
Nicor, Inc.§	100	3,474
Wisconsin Energy Corp.§	80	3,358
Laclede Group, Inc.§	70	3,279
Integrys Energy Group, Inc.§	70	3,009
Southern Co.§	1	37

Total Utilities		495,314

INDUSTRIALS 2.5%
Iron Mountain, Inc.*	2,698	66,722
Brink’s Co.§	1,860	49,997
Ryder System, Inc.§	540	20,941
Southwest Airlines Co.	2,334	20,119
Alliant Techsystems, Inc.*§	190	16,294
Trinity Industries, Inc.§	810	12,766
Hubbell, Inc. — Class B§	380	12,418
Delta Air Lines, Inc.*	1,030	11,804
Burlington Northern Santa Fe Corp.§	150	11,356
Flowserve Corp.§	220	11,330
Continental Airlines, Inc. — Class B*	590	10,655
Timken Co.§	520	10,208
SPX Corp.§	230	9,326
Valmont Industries, Inc.§	150	9,204
Northrop Grumman Corp.§	200	9,008
Copart, Inc.*§	320	8,701
Norfolk Southern Corp.§	170	7,998
AMR Corp.*	720	7,682
GATX Corp.§	240	7,433
Carlisle Companies, Inc.§	350	7,245
UAL Corp.§	610	6,722
United Rentals, Inc.*	700	6,384
McDermott International, Inc.*§	600	5,928
Manitowoc Co., Inc.§	680	5,889
JetBlue Airways Corp.*	810	5,751
Deere & Co.§	150	5,748
Union Pacific Corp.§	120	5,736
Steelcase, Inc. — Class A§	990	5,564

		Market
	Shares	Value

W.W. Grainger, Inc.§	70	$5,519
WESCO International, Inc.*	270	5,192
Thomas & Betts Corporation*	210	5,044
J.B. Hunt Transport Services, Inc.§	190	4,991
Republic Services, Inc.§	200	4,958
Gardner Denver, Inc.*§	210	4,901
Copa Holdings SA§	160	4,851
Bucyrus International, Inc.§	260	4,815
US Airways Group, Inc.*	610	4,715
Fluor Corp.§	100	4,487
Eaton Corp.§	90	4,474
Waste Management, Inc.§	130	4,308
SkyWest, Inc.	230	4,278
Quanta Services, Inc.*§	210	4,158
Alaska Air Group, Inc.*	140	4,095
Kansas City Southern*§	210	4,000
Allegiant Travel Co.*	80	3,886
Manpower, Inc.§	110	3,739
General Cable Corp.*	210	3,715
CSX Corp.§	110	3,572
Hertz Global Holdings, Inc.*	690	3,498
Terex Corp.*	180	3,118
Precision Castparts Corp.§	50	2,974
AirTran Holdings, Inc.*	640	2,842
Covanta Holding Corp.*§	110	2,416
Caterpillar, Inc.§	50	2,233
MSC Industrial Direct Co.§	60	2,210
Pentair, Inc.§	70	1,657
Lennox International, Inc.	50	1,614
Boeing Co.	30	1,280
Avis Budget Group, Inc.*	1,810	1,267
Foster Wheeler Ltd.*§	50	1,169
Joy Global, Inc.§	50	1,145
Kennametal, Inc.§	40	888
URS Corp.*	10	408
KBR, Inc.§	20	304
Kirby Corp.*	10	274
Oshkosh Corp.	20	178
Textron, Inc.	10	139

Total Industrials		488,241

CONSUMER STAPLES 2.5%
BJ’s Wholesale Club, Inc.*§	1,300	44,538
Alberto-Culver Co.	1,430	35,049
Procter & Gamble Co.§	530	32,765
Wal-Mart Stores, Inc.§	400	22,424
Herbalife Ltd.§	1,030	22,330
PepsiAmericas, Inc.§	1,020	20,767
General Mills, Inc.§	330	20,047
Del Monte Foods Co.	2,690	19,207

 4

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Dr Pepper Snapple Group, Inc.*§	1,170	$19,013
Costco Wholesale Corp.§	350	18,375
Church & Dwight Co., Inc.§	300	16,836
Unilever NV§	580	14,239
Kraft Foods, Inc.§	480	12,888
Pepsi Bottling Group, Inc.§	560	12,606
NBTY, Inc.*§	800	12,520
Safeway, Inc.	520	12,360
Bunge Ltd.§	230	11,907
CVS Corp.§	410	11,783
Molson Coors Brewing Co. — Class B§	240	11,741
Reynolds American, Inc.§	280	11,287
Kimberly-Clark Corp.§	210	11,075
SUPERVALU, INC.	750	10,950
Altria Group, Inc.§	649	9,774
Kroger Co.§	240	6,338
Kellogg Co.§	130	5,701
Coca-Cola Enterprises, Inc.	450	5,414
Sysco Corp.§	210	4,817
Bare Escentuals, Inc.*	910	4,759
Hansen Natural Corp.*§	120	4,024
Cadbury PLC — SP ADR§	110	3,924
H.J. Heinz Co.§	100	3,760
Corn Products International, Inc.§	110	3,174
Clorox Co.§	50	2,778
Archer-Daniels-Midland Co.§	80	2,306
Ruddick Corp.§	60	1,659
Winn-Dixie Stores, Inc.*§	100	1,610
WD-40 Co.§	50	1,415
Casey’s General Stores, Inc.§	60	1,366
McCormick & Co., Inc.§	40	1,274
United Natural Foods, Inc.*§	70	1,247
Whole Foods Market, Inc.	80	755

Total Consumer Staples		470,802

INFORMATION TECHNOLOGY 2.1%
Synopsys, Inc.*§	2,060	38,151
BMC Software, Inc.*§	861	23,170
Applied Materials, Inc.§	1,770	17,930
Cypress Semiconductor Corp.*§	3,870	17,299
Affiliated Computer Services, Inc. — Class A*§	370	17,001
Computer Sciences Corp.*§	450	15,813
EMC Corp*§	1,291	13,517
Western Digital Corp.*§	1,180	13,511
Hewlett-Packard Co.§	360	13,064

		Market
	Shares	Value

Ingram Micro, Inc. — Class A*§	900	$12,051
Jabil Circuit, Inc.	1,730	11,677
WebMD Health Corp.*§	480	11,323
Zebra Technologies Corp. — Class A*§	550	11,143
Arrow Electronics, Inc.*§	570	10,739
National Instruments Corp.§	430	10,475
Avnet, Inc.*§	530	9,651
QLogic Corp.*§	711	9,556
Activision Blizzard Inc.*§	1,070	9,245
Fidelity National Information Services, Inc.§	560	9,111
Oracle Corp.*§	461	8,174
Global Payments, Inc.§	240	7,870
CommScope, Inc.*§	490	7,615
Novellus Systems, Inc.*§	600	7,404
MEMC Electronic Materials, Inc.*§	510	7,283
Compuware Corp.*§	982	6,628
Qualcomm, Inc.§	180	6,449
Xerox Corp.	807	6,432
EchoStar Corp. — Class A*§	420	6,245
Seagate Technology	1,350	5,980
Apple Computer, Inc.*§	70	5,974
Nvidia Corp.*	650	5,246
Vishay Intertechnology, Inc.*	1,520	5,198
Linear Technology Corp.§	230	5,088
Intersil Corp. — Class A§	550	5,055
Xilinx, Inc.§	270	4,811
Cadence Design Systems, Inc.*	1,090	3,989
Microchip Technology, Inc.§	170	3,320
Fairchild Semiconductor International, Inc.*	530	2,592
Molex, Inc.§	160	2,318
Sun Microsystems, Inc.*	580	2,216
Broadridge Financial Solutions, Inc.§	160	2,006
Trimble Navigation Ltd.*§	90	1,945
Juniper Networks, Inc.*§	101	1,769
Lender Processing Services, Inc.§	60	1,767
CA, Inc.§	90	1,668
Convergys Corp.*	229	1,468
Accenture Ltd. — Class A	30	984
Sohu.com, Inc.*§	20	947
Micron Technology, Inc.*	330	871
International Business Machines Corp.§	10	842
ANSYS, Inc.*§	30	837

 5

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Metavante Technologies, Inc.*§	50	$806
Amphenol Corp.§	30	719
Western Union Co.§	50	717
NCR Corp.*§	50	707
NeuStar, Inc.*	30	574
SanDisk Corp.*	50	480
Ciena Corp.*§	60	402
Salesforce.com, Inc.*§	11	352
Atmel Corp.*§	7	22
SAIC, Inc.*§	1	19

Total Information Technology		410,216

ENERGY 1.4%
SEACOR Holdings, Inc.*	510	33,991
ConocoPhillips	410	21,238
Cimarex Energy Co.	590	15,800
ENSCO International, Inc.	540	15,331
Anadarko Petroleum Corp.	390	15,034
Patterson-UTI Energy, Inc.	850	9,783
Unit Corp.*	340	9,085
Superior Energy Services*	560	8,921
Noble Corp.	400	8,836
Valero Energy Corp.	370	8,007
Mariner Energy, Inc.*	670	6,834
Atwood Oceanics, Inc.*	440	6,723
Helmerich & Payne, Inc.	280	6,370
Chesapeake Energy Corp.	380	6,145
National-Oilwell Varco, Inc.*	250	6,110
Quicksilver Resources, Inc.*	1,040	5,793
Marathon Oil Corp.	190	5,198
Rowan Companies, Inc.	320	5,088
Hess Corp.	90	4,828
FMC Technologies, Inc.*	200	4,766
Tidewater, Inc.	110	4,430
Nabors Industries Ltd.*	360	4,309
Transocean LTD.*	90	4,252
PetroHawk Energy Corp.*	270	4,220
EOG Resources, Inc.	60	3,995
Cabot Oil & Gas Corp.	140	3,640
Key Energy Services, Inc.*	710	3,131
Whiting Petroleum Corp.*	90	3,011
Oil States International, Inc.*	160	2,990
Apache Corp.	40	2,981
Noble Energy, Inc.	60	2,953
Tesoro Corp.	220	2,897
Cameron International Corp.*	140	2,870
Forest Oil Corp.*	140	2,309
Chevron Corp.	30	2,219
Williams Companies, Inc.	150	2,172
Global Industries Ltd.*	590	2,059

		Market
	Shares	Value

Murphy Oil Corp.	40	$1,774
Holly Corp.	90	1,641
Massey Energy Co.	113	1,558
Oceaneering International, Inc.*	40	1,166
Southwestern Energy Co.*	40	1,159
W&T Offshore, Inc.	80	1,146
Smith International, Inc.	50	1,145
Range Resources Corp.	30	1,032
Helix Energy Solutions Group, Inc.*	140	1,014
Alpha Natural Resources, Inc.*	50	810
Pride International, Inc.*	50	799
Patriot Coal Corp.*	120	750
XTO Energy, Inc.	20	705
Cheniere Energy, Inc.*	60	171

Total Energy		273,189

TELECOMMUNICATION SERVICES 1.0%
Verizon Communications, Inc.§	1,401	47,494
MetroPCS Communications, Inc.*§	2,361	35,061
AT&T, Inc.§	1,071	30,523
Qwest Communications International, Inc.§	4,990	18,163
U.S. Cellular Corp.*§	360	15,566
American Tower Corp. — Class A*§	440	12,901
Deutsche Telekom AG — SP ADR§	800	12,240
Leap Wireless International, Inc. — Class B*§	120	3,227
Windstream Corp.§	320	2,944
Tele Norte Leste Participacoes SA — ADR§	190	2,645
Frontier Communications Corp.§	270	2,360
CenturyTel, Inc.§	80	2,186
tw telecom Inc.*§	200	1,694
NTELOS Holdings Corp.§	60	1,480
NII Holdings, Inc. — Class B*	70	1,273
Iowa Telecommunications Services, Inc.§	70	1,000
Cbeyond, Inc.*§	60	959
Global Crossing*§	120	953
Crown Castle International Corp.*§	30	527

 6

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Telephone & Data Systems, Inc.	10	$317

Total Telecommunication Services		193,513

MATERIALS 1.0%
Crown Holdings, Inc.*§	1,370	26,304
Lubrizol Corp.§	460	16,740
Monsanto Co.§	210	14,774
Airgas, Inc.§	360	14,037
AptarGroup, Inc.§	360	12,686
Sonoco Products Co.§	451	10,445
CF Industries Holdings, Inc.§	190	9,340
Alcoa, Inc.§	800	9,008
AK Steel Holding Corp.§	810	7,549
Praxair, Inc.§	120	7,123
The Mosaic Co.§	180	6,228
Dow Chemical Co.§	390	5,885
Reliance Steel & Aluminum Co.§	280	5,583
Nalco Holding Co.§	480	5,539
International Paper Co.§	460	5,428
Allegheny Technologies, Inc.	170	4,340
Ashland, Inc.	400	4,204
Temple-Inland, Inc.§	850	4,080
Freeport-McMoRan Copper & Gold, Inc. — Class B	150	3,666
Albemarle Corp.§	130	2,899
United States Steel Corp.§	60	2,232
Steel Dynamics, Inc.§	190	2,124
Sealed Air Corp.	97	1,449
Martin Marietta Materials, Inc.§	10	971
FMC Corp.§	20	895
PPG Industries, Inc.§	20	849
Southern Copper Corp.§	30	482
Greif, Inc. — Class A§	10	334

Total Materials		185,194

Total Common Stocks (Cost $4,594,756)		4,594,948

EXCHANGE TRADED FUNDS 7.5%
iShares MSCI Emerging Markets Index Fund	30,200	754,094
Liberty All Star Equity Fund§	25,860	90,510
Eaton Vance Tax-Managed Buy-Write Income Fund§	7,110	89,088

		Market
	Shares	Value

Eaton Vance Tax-Managed Buy-Write Opportunities Fund§	8,630	$88,026
First Trust Enhanced Equity Income Fund, Inc.§	9,910	87,704
Nuveen Equity Premium and Growth Fund§	8,170	87,664
Nuveen Core Equity Alpha Fund§	9,120	87,643
Nuveen Equity Premium Opportunity Fund§	8,100	86,508
Vanguard Emerging Markets ETF§	3,060	72,522

Total Exchange Traded Funds (Cost $1,567,532)		1,443,759

	Contracts

OPTIONS PURCHASED 0.3%
Put Options On:
January 2009 S&P500 Index Futures Contracts Expiring January 2009 with strike price of 840
	24	52,500

Total Options Purchased (Cost $132,091)		52,500

	Face
	Amount

REPURCHASE AGREEMENTS 33.3%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	4,174,292	4,174,292
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	2,041,324	2,041,324
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	166,801	$166,801

Total Repurchase Agreements (Cost $6,382,417)		6,382,417

 7

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS SOLD SHORT (19.8)%

TELECOMMUNICATION SERVICES (0.1)%
Level 3 Communications, Inc.*	1,220	$(854)
Sprint Nextel Corp.*	1,920	(3,514)
SBA Communications Corp. — Class A*	670	(10,934)

Total Telecommunication Services		(15,302)

ENERGY (0.8)%
Walter Industries, Inc.	60	(1,051)
Foundation Coal Holdings, Inc.	90	(1,262)
Arch Coal, Inc.	80	(1,303)
Sunoco, Inc.	30	(1,304)
Frontier Oil Corp.	110	(1,389)
SandRidge Energy, Inc.*	240	(1,476)
Encore Acquisition Co.*	80	(2,042)
Hercules Offshore, Inc.*	460	(2,185)
Tetra Technologies, Inc.*	580	(2,819)
Diamond Offshore Drilling, Inc.	60	(3,536)
El Paso Corp.	520	(4,072)
Southern Union Co.	320	(4,173)
CONSOL Energy Inc.	150	(4,287)
Continental Resources, Inc.*	240	(4,970)
BJ Services Co.	430	(5,018)
Schlumberger Ltd.	120	(5,080)
CNX Gas Corp.*	210	(5,733)
Baker Hughes, Inc.	180	(5,773)
Peabody Energy Corp.	400	(9,100)
Exterran Holdings, Inc.*	430	(9,159)
Overseas Shipholding Group, Inc	250	(10,528)
Plains Exploration & Production Co.*	460	(10,690)
Teekay Corp.	560	(11,004)
IHS, Inc.*	300	(11,226)
Newfield Exploration Co.*	680	(13,430)
Denbury Resources, Inc.*	1,860	(20,310)

Total Energy		(152,920)

MATERIALS (1.2)%
Louisiana-Pacific Corp.	160	(250)
Smurfit-Stone Container Corp.*	1,310	(334)
Century Aluminum Co.*	40	(400)

		Market
	Shares	Value

RPM International, Inc.	40	$(532)
Carpenter Technology Corp.	40	(822)
Cliffs Natural Resources, Inc.	40	(1,024)
Commercial Metals Co.	100	(1,187)
Sealed Air Corp.	87	(1,300)
Nucor Corp.	30	(1,386)
Intrepid Potash, Inc.*	120	(2,492)
Titanium Metals Corp.	290	(2,555)
Sigma-Aldrich Corp.	70	(2,957)
Owens-Illinois, Inc.*	130	(3,553)
Celanese Corp.	320	(3,978)
International Flavors & Fragrances, Inc.	140	(4,161)
Valhi, Inc.	530	(5,671)
Eastman Chemical Co.	210	(6,659)
Cabot Corp.	500	(7,650)
Chemtura Corp.	6,000	(8,400)
Scotts Miracle-Gro Co. — Class A	320	(9,510)
Eagle Materials, Inc.	610	(11,230)
Pactiv Corp.*	470	(11,694)
Westlake Chemical Corp.	830	(13,521)
Bemis Co., Inc.	650	(15,392)
Weyerhaeuser Co.	600	(18,366)
Valspar Corp.	1,370	(24,783)
Ecolab, Inc.	820	(28,823)
Newmont Mining Corp.	1,030	(41,920)

Total Materials		(230,550)

CONSUMER STAPLES (1.4)%
Altria Group, Inc.	9	(136)
Tyson Foods, Inc. — Class A	20	(175)
Central European Distribution Corp.*	10	(197)
Rite Aid Corp.*	3,800	(1,170)
Hormel Foods Corp.	90	(2,797)
Coca-Cola Co.	110	(4,980)
Walgreen Co.	340	(8,388)
Philip Morris International, Inc.	250	(10,878)
Smithfield Foods, Inc.*	890	(12,522)
Dean Foods Co.*	1,030	(18,509)
Constellation Brands, Inc. — Class A*	1,200	(18,924)
Hershey Co.	700	(24,318)
Colgate-Palmolive Co.	360	(24,674)
ConAgra Foods, Inc.	1,510	(24,915)
Sara Lee Corp.	3,070	(30,055)
Campbell Soup Co.	1,190	(35,712)

 8

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Avon Products, Inc.	2,150	$(51,665)

Total Consumer Staples		(270,015)

UTILITIES (1.5)%
PG&E Corp.	1	(39)
American Electric Power Co., Inc.	20	(666)
Northeast Utilities System	30	(722)
Reliant Energy, Inc.*	230	(1,329)
Consolidated Edison, Inc.	40	(1,557)
NiSource, Inc.	250	(2,743)
MDU Resources Group, Inc.	170	(3,669)
Exelon Corp.	120	(6,673)
Ameren Corp.	260	(8,648)
Allegheny Energy, Inc.	270	(9,142)
Dynegy, Inc. — Class A*	5,020	(10,040)
CMS Energy Corp.	1,110	(11,222)
Centerpoint Energy, Inc.	910	(11,484)
Equitable Resources, Inc.	410	(13,756)
Duke Energy Corp.	960	(14,410)
OGE Energy Corp.	940	(24,233)
Southern Co.	660	(24,420)
Xcel Energy Inc.	1,340	(24,857)
Aqua America, Inc.	2,680	(55,181)
Hawaiian Electric Industries, Inc.	3,090	(68,411)

Total Utilities		(293,202)

CONSUMER DISCRETIONARY (2.4)%
Harte-Hanks, Inc.	40	(250)
Jarden Corp.*	40	(460)
American Eagle Outfitters, Inc.	50	(468)
Chico’s FAS, Inc.*	120	(502)
Lowe’s Companies, Inc.	30	(646)
Ryland Group, Inc.	40	(707)
RadioShack Corp.	69	(824)
Coldwater Creek, Inc.*	300	(855)
Lamar Advertising Co. — Class A*	80	(1,005)
Harley-Davidson, Inc.	60	(1,018)
Warner Music Group Corp.	360	(1,087)
Office Depot, Inc.*	370	(1,103)
AutoNation, Inc.*	120	(1,186)
DISH Network Corp. — Class A*	110	(1,220)
Fortune Brands, Inc.	30	(1,238)
Dollar Tree, Inc.*	30	(1,254)
Signet Jewelers Ltd.	150	(1,301)

		Market
	Shares	Value

Starwood Hotels & Resorts Worldwide, Inc.	80	$(1,432)
Harman International Industries, Inc.	90	(1,506)
Boyd Gaming Corp.	330	(1,561)
Wynn Resorts, Ltd.*	40	(1,690)
Penn National Gaming Inc.*	80	(1,710)
Orient-Express Hotels Ltd. — Class A	290	(2,221)
Cooper Industries Ltd. — Class A	80	(2,338)
Macy’s, Inc.	280	(2,898)
Interpublic Group of Companies, Inc.*	810	(3,208)
Virgin Media, Inc.	680	(3,393)
E.W. Scripps Co. — Class A	1,600	(3,536)
International Game Technology	300	(3,567)
Scientific Games Corp. — Class A*	210	(3,683)
CarMax, Inc.*	500	(3,940)
Jones Apparel Group, Inc.	780	(4,571)
Liz Claiborne, Inc.	1,790	(4,654)
Lennar Corp. — Class A	540	(4,682)
Wyndham Worldwide Corp.	760	(4,978)
Brinker International, Inc.	480	(5,059)
Las Vegas Sands Corp.*	870	(5,159)
Panera Bread Co. — Class A*	100	(5,224)
LKQ Corp.*	470	(5,480)
Federal-Mogul Corp.*	1,450	(6,134)
Kohl’s Corp.*	170	(6,154)
NIKE, Inc. — Class B	130	(6,630)
Hearst-Argyle Television, Inc.	1,170	(7,090)
Mattel, Inc.	450	(7,200)
Goodyear Tire & Rubber Co.*	1,250	(7,463)
Pool Corp.	420	(7,547)
Marriott International, Inc. — Class A	390	(7,586)
Coach, Inc.*	380	(7,893)
Morningstar, Inc.*	240	(8,520)
Strayer Education, Inc.	40	(8,576)
Thor Industries, Inc.	690	(9,094)
NVR, Inc.*	20	(9,125)
Yum! Brands, Inc.	300	(9,450)
Eastman Kodak Co.	1,520	(10,002)
Starbucks Corp.*	1,140	(10,784)
WABCO Holdings, Inc.	740	(11,685)
Saks, Inc.*	2,950	(12,921)
Tim Hortons, Inc.	460	(13,266)
Cablevision Systems Corp. — Class A	820	(13,809)
Home Depot, Inc.	680	(15,654)

 9

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Pulte Homes, Inc.	1,990	$(21,751)
Choice Hotels International, Inc.	760	(22,846)
Scripps Networks Interactive, Inc. — Class A	1,090	(23,980)
H&R Block, Inc.	1,370	(31,126)
McDonald’s Corp.	520	(32,339)
Toll Brothers, Inc.*	1,800	(38,571)

Total Consumer Discretionary		(458,810)

HEALTH CARE (2.4)%
Facet Biotech Corp.*	1	(10)
UnitedHealth Group, Inc.	1	(27)
King Pharmaceuticals, Inc.	18	(191)
Brookdale Senior Living Inc.	60	(335)
Celgene Corp.	9	(498)
PerkinElmer, Inc.	60	(835)
Idexx Laboratories, Inc.*	30	(1,082)
WellCare Health Plans, Inc.*	150	(1,929)
Sepracor, Inc.*	190	(2,086)
Omnicare, Inc.	90	(2,498)
Mylan, Inc.*	330	(3,264)
Cerner Corp.*	90	(3,461)
PDL BioPharma, Inc.	565	(3,492)
Waters Corp.*	110	(4,032)
VCA Antech, Inc.*	250	(4,970)
Health Management Associates, Inc. — Class A*	2,990	(5,352)
Life Technologies Corp.*	240	(5,594)
Hologic, Inc.*	430	(5,620)
Edwards Lifesciences Corp.*	110	(6,045)
IMS HEALTH INC. — CLASS B	450	(6,822)
Express Scripts, Inc.*	130	(7,147)
Schering-Plough Corp.	510	(8,685)
Tenet Healthcare Corp.*	8,000	(9,200)
Amylin Pharmaceuticals, Inc.*	920	(9,982)
Advanced Medical Optics, Inc.*	1,630	(10,774)
Watson Pharmaceuticals, Inc.*	450	(11,957)
Hospira, Inc.*	450	(12,069)
CooperCompanies, Inc.	790	(12,956)
Teleflex, Inc.	280	(14,028)
BioMarin Pharmaceuticals, Inc.*	800	(14,240)
Gilead Sciences, Inc.*	310	(15,853)
Stryker Corp.	450	(17,978)
Techne Corp.	330	(21,292)

		Market
	Shares	Value

Merck & Company, Inc.	720	$(21,888)
Boston Scientific Corp.*	3,030	(23,452)
Illumina, Inc.*	1,000	(26,050)
HLTH Corp.*	2,840	(29,706)
Genzyme Corp.*	490	(32,521)
Allergan, Inc.	830	(33,466)
Cephalon, Inc.*	480	(36,979)
Covidien Ltd.	1,120	(40,587)

Total Health Care		(468,953)

INFORMATION TECHNOLOGY (2.8)%
Fidelity National Information Services, Inc.	1	(12)
ADC Telecommunications, Inc.*	20	(109)
Xerox Corp.	17	(135)
Teradata Corp.*	10	(148)
Convergys Corp.	39	(250)
VeriFone Holdings, Inc.*	80	(392)
F5 Networks, Inc.*	20	(457)
Sanmina-SCI Corp.*	1,050	(494)
Equinix, Inc.*	10	(532)
Lexmark International, Inc. — Class A*	20	(538)
DST Systems, Inc.*	20	(760)
MoneyGram International, Inc.*	850	(859)
ON Semiconductor Corp.*	280	(952)
Autodesk, Inc.*	50	(983)
VMware, Inc.*	60	(1,421)
Kla-Tencor Corp.	70	(1,525)
Yahoo!, Inc.*	130	(1,586)
Acxiom Corp.	290	(2,352)
Unisys Corp.*	2,890	(2,457)
Corning, Inc.	290	(2,764)
JDS Uniphase Corp.*	780	(2,847)
Dell, Inc.*	300	(3,072)
Advanced Micro Devices, Inc.*	1,670	(3,607)
Cognizant Technology Solutions Corp. — Class A*	200	(3,612)
Marvell Technology Group Ltd.*	570	(3,802)
Riverbed Technology, Inc.*	340	(3,873)
Lam Research Corp.*	190	(4,043)
MasterCard, Inc.	30	(4,288)
eBay, Inc.*	320	(4,467)
Total System Services, Inc.	350	(4,900)
Brocade Communications Systems, Inc.*	2,090	(5,852)

 10

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Google, Inc. — Class A*	20	$(6,153)
Teradyne, Inc.*	1,490	(6,288)
Tech Data Corp.*	360	(6,422)
Cree, Inc.*	500	(7,935)
NetApp, Inc.*	570	(7,963)
Salesforce.com, Inc.*	261	(8,355)
Nuance Communications, Inc.*	850	(8,806)
Novell, Inc.*	2,310	(8,986)
AVX Corp.	1,190	(9,449)
Adobe Systems, Inc.*	450	(9,581)
Broadcom Corp. — Class A*	600	(10,182)
Integrated Device Technology, Inc.*	2,040	(11,444)
VeriSign, Inc.*	610	(11,639)
Motorola, Inc.	2,690	(11,917)
Mettler-Toledo International Inc.*	180	(12,132)
Akamai Technologies, Inc.*	830	(12,525)
Flir Systems, Inc.*	440	(13,499)
Tyco Electronics Ltd.	840	(13,616)
Rambus, Inc.*	930	(14,806)
International Rectifier Corp.*	1,210	(16,335)
LSI Logic Corp.*	5,110	(16,812)
Visa Inc.	330	(17,309)
Dolby Laboratories, Inc. — Class A*	530	(17,363)
IAC/InterActiveCorp*	1,200	(18,876)
Hewitt Associates, Inc. — Class A*	670	(19,015)
Atmel Corp.*	7,300	(22,849)
Tellabs, Inc.*	5,570	(22,948)
Electronic Arts, Inc.*	1,440	(23,098)
SAIC, Inc.*	1,400	(27,272)
Altera Corp.	1,650	(27,572)
Paychex, Inc.	1,060	(27,857)
Diebold, Inc.	1,030	(28,928)

Total Information Technology		(541,021)

INDUSTRIALS (2.9)%
Weatherford International Ltd.*	90	(974)
Armstrong World Industries, Inc	50	(1,081)
General Dynamics Corp.	20	(1,152)
Goodrich Corp.	40	(1,481)
Southwest Airlines Co.	184	(1,586)
BE Aerospace, Inc.*	210	(1,615)
Danaher Corp.	30	(1,698)
Pall Corp.	80	(2,274)
Graco, Inc.	110	(2,610)

		Market
	Shares	Value

HNI Corp.	180	$(2,851)
Harsco Corp.	110	(3,045)
Ingersoll-Rand Company Ltd. — Class A	180	(3,123)
Spirit Aerosystems Holdings, Inc. — Class A*	310	(3,153)
Cummins Inc.	130	(3,475)
Rockwell Automation, Inc.	120	(3,869)
Shaw Group Inc.*	190	(3,889)
Crane Co.	230	(3,965)
General Electric Co.	250	(4,050)
Cintas Corp.	180	(4,181)
AGCO Corp.*	180	(4,246)
PACCAR Inc.	150	(4,290)
Corrections Corp. of America*	270	(4,417)
AMETEK, Inc.	160	(4,834)
Masco Corp.	500	(5,565)
USG Corp.*	840	(6,754)
Robert Half International, Inc.	330	(6,871)
Corporate Executive Board Co.	370	(8,162)
Monster Worldwide, Inc.*	700	(8,463)
Jacobs Engineering Group Inc.*	190	(9,139)
Tyco International Ltd.	450	(9,720)
FTI Consulting, Inc.*	220	(9,830)
Donaldson Company, Inc.	320	(10,768)
Con-way Inc.	430	(11,438)
Rockwell Collins, Inc.	320	(12,509)
First Solar, Inc.*	100	(13,796)
SunPower Corp.*	380	(14,060)
UTi Worldwide, Inc.	1,010	(14,483)
Avery Dennison Corp.	460	(15,056)
Fastenal Co.	520	(18,122)
Expeditors International of Washington, Inc.	570	(18,964)
FedEx Corp.	320	(20,528)
Owens Corning, Inc.*	1,230	(21,279)
CH Robinson Worldwide, Inc.	430	(23,663)
Stericycle, Inc.*	500	(26,040)
Landstar System, Inc.	990	(38,046)
Dun & Bradstreet Corp.	540	(41,688)
Pitney Bowes, Inc.	1,870	(47,648)
United Parcel Service, Inc. — Class B	1,510	(83,290)

Total Industrials		(563,741)

FINANCIALS (4.2)%
Taubman Centers, Inc.	10	(255)

 11

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Endurance Specialty Holdings Ltd.	10	$(305)
CapitalSource, Inc.	80	(370)
TD Ameritrade Holding Corp.*	40	(570)
XL Capital	230	(851)
Northern Trust Corp.	20	(1,043)
HRPT Properties Trust	320	(1,078)
Legg Mason, Inc.	50	(1,096)
Unitrin, Inc.	70	(1,116)
SEI Investments Co.	80	(1,257)
MBIA, Inc.*	320	(1,302)
AMB Property Corp.	60	(1,405)
Colonial BancGroup, Inc.	770	(1,594)
Duke Realty Corp.	150	(1,644)
T. Rowe Price Group, Inc.	50	(1,772)
Whitney Holding Corp.	120	(1,919)
American Express Co.	110	(2,041)
Wells Fargo & Co.	70	(2,064)
Nasdaq OMX Group, Inc.*	90	(2,224)
MGIC Investment Corp.	660	(2,297)
GLG Partners, Inc.	1,090	(2,474)
Jefferies Group, Inc.	180	(2,531)
Kimco Realty Corp.	150	(2,742)
AvalonBay Communities, Inc.	50	(3,029)
Old Republic International Corp.	260	(3,099)
Liberty Property Trust	140	(3,196)
East West Bancorp, Inc.	210	(3,354)
Kilroy Realty Corp.	110	(3,681)
Health Care REIT, Inc.	90	(3,798)
Leucadia National Corp.*	210	(4,158)
Marshall & Ilsley Corp.	320	(4,365)
U.S. Bancorp	180	(4,502)
Cullen/Frost Bankers, Inc.	90	(4,561)
First Citizens BancShares, Inc. — Class A	30	(4,584)
E*Trade Financial Corp.*	4,140	(4,761)
KeyCorp	580	(4,942)
Forest City Enterprises, Inc. — Class A	760	(5,092)
Plum Creek Timber Company, Inc.	150	(5,211)
BRE Properties, Inc.	190	(5,316)
MSCI, Inc. — Class A*	300	(5,328)
Citigroup, Inc.	820	(5,502)
MF Global Ltd.*	2,760	(5,630)
Zions Bancorporation	240	(5,882)
Eaton Vance Corp.	290	(6,093)
UDR, Inc.	470	(6,481)
Brandywine Realty Trust	950	(7,325)
Allied Capital Corp.	2,940	(7,909)

		Market
	Shares	Value

Camden Property Trust	260	$(8,148)
Morgan Stanley	510	(8,180)
Student Loan Corp.	200	(8,200)
Regency Centers Corp.	200	(9,340)
First Horizon National Corp.	961	(10,154)
Synovus Financial Corp.	1,290	(10,707)
Popular, Inc.	2,180	(11,249)
Conseco, Inc.*	2,200	(11,396)
Equity Residential	390	(11,630)
Moody’s Corp.	610	(12,255)
Fifth Third Bancorp	1,530	(12,638)
First American Corp.	440	(12,712)
Public Storage	160	(12,720)
St Joe Co.*	530	(12,890)
Bank of America Corp.	920	(12,954)
Capitol Federal Financial	290	(13,224)
Huntington Bancshares, Inc.	1,730	(13,252)
New York Community Bancorp, Inc.	1,200	(14,352)
Fidelity National Financial, Inc — Class A	860	(15,265)
Essex Property Trust, Inc.	200	(15,350)
SLM Corp.*	1,750	(15,575)
Simon Property Group, Inc.	310	(16,470)
Franklin Resources, Inc.	280	(17,858)
Ventas, Inc.	550	(18,464)
PNC Financial Services Group, Inc.	510	(24,990)
Brown & Brown, Inc.	1,260	(26,334)
Lazard Ltd. — Class A	960	(28,550)
M&T Bank Corp.	510	(29,279)
Federal Realty Investment Trust	480	(29,798)
Hudson City Bancorp, Inc.	1,890	(30,164)
Digital Realty Trust, Inc.	960	(31,536)
Marsh & McLennan Companies, Inc.	2,980	(72,325)
TFS Financial Corp.	5,990	(77,268)

Total Financials		(806,976)

Total Common Stocks Sold Short (Proceeds $4,062,114)		(3,801,491)

 12

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Contracts	Value

OPTIONS WRITTEN (1.3)%
Call Options On:
January 2009 S&P500 Index Futures Contracts Expiring January 2009 with strike price of 880	24	$(240,000)

Total Options Written (Premiums Received $253,109)		(240,000)

Other Assets in Excess of Liabilities – 56.0%		$10,729,959

Net Assets – 100.0%		$19,162,092

		Unrealized
		Gain

Futures Contracts Purchased
March 2009 S&P500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $6,888,825)	153	$168,119
March 2009 Nikkei-225 Stock Average Futures Contracts
(Aggregate Market Value of Contracts $1,195,350)	26	77,426
March 2009 S&P MidCap 400 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $1,442,610)	27	60,848
March 2009 Dow Jones STOXX 50 Futures Contracts
(Aggregate Market Value of Contracts $1,415,451)	48	58,807
March 2009 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $2,218,500)	45	39,466

(Total Aggregate Market Value of Contracts $13,160,736)		$404,666

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short
March 2009 Dow Jones EURO STOXX 50 Index Futures Contracts
(Aggregate Market Value of Contracts $281,839)	8	$(24,525)

*	Non-Income Producing Security.

§	All or a portion of this security is held as short security collateral at December 31, 2008.

 13

HIGH YIELD STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 104%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	179,323,880	$179,323,880
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	87,693,446	87,693,446
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	7,165,636	7,165,636

Total Repurchase Agreements (Cost $274,182,962)		274,182,962

Total Investments 104% (Cost $274,182,962)		$274,182,962

Liabilities in Excess of Other Assets – (4)%		$(10,658,177)

Net Assets – 100.0%		$263,524,785

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Purchased
March 2009 U.S. 5 Year Treasury Note Futures Contracts
(Aggregate Market Value of Contracts $119,364,836)	1,003	$(305,581)

	Notional Principal

Credit Default Swap Agreements Protection Sold
CDX North American High Yield Swap Agreement, Series 11 Protection Premium Rate 5% Termination 12/20/13
	254,000,000	$3,334,225

 1

INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.0%

Cisco Systems, Inc.*	53,897	$878,521
Google, Inc. — Class A*	2,460	756,819
Qualcomm, Inc.	19,297	691,412
Time Warner, Inc.	55,895	562,304
Amazon.com, Inc.*	8,349	428,137
Yahoo!, Inc.*	31,657	386,215
Research In Motion Ltd.*	9,276	376,420
eBay, Inc.*	25,896	361,508
Symantec Corp.*	22,782	308,013
Juniper Networks, Inc.*	16,710	292,592
Broadcom Corp. — Class A*	16,328	277,086
Qwest Communications International, Inc.	73,524	267,627
Intuit, Inc.*	10,746	255,647
McAfee, Inc.*	6,721	232,345
BMC Software, Inc.*	8,115	218,375
Check Point Software Technologies Ltd.*	10,081	191,438
priceline.com, Inc.*	2,323	171,089
VeriSign, Inc.*	8,609	164,260
Red Hat, Inc.*	11,462	151,528
Akamai Technologies, Inc.*	9,928	149,814
HLTH Corp.*	13,892	145,310
Netflix, Inc.*	4,815	143,920
IAC/InterActiveCorp*	8,750	137,637
F5 Networks, Inc.*	6,008	137,343
Sun Microsystems, Inc.*	34,944	133,486
Equinix, Inc.*	2,404	127,869
Baidu.com — SP ADR*	961	125,478
Sohu.com, Inc.*	2,527	119,628
Expedia, Inc.*	14,325	118,038
Monster Worldwide, Inc.*	9,091	109,910

Total Common Stocks (Cost $7,484,062)		8,419,769

	Face
	Amount

REPURCHASE AGREEMENTS 1.9%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$160,829	$160,829

Total Repurchase Agreements (Cost $160,829)		160,829

Market
Value

Total Investments 99.9% (Cost $7,644,891)	$8,580,598

Other Assets in Excess of Liabilities – 0.1%	$10,286

Net Assets – 100.0%	$8,590,884

*	Non-Income Producing Security.

ADR – American Depository Receip

 1

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 57.1%
Federal Home Loan Bank*
3.00% due 01/05/09	$100,000,000	$99,975,000
Freddie Mac*
0.09% due 03/25/09	50,000,000	49,989,750
1.25% due 05/05/09	50,000,000	49,786,458

Total Federal Agency Discount Notes (Cost $199,751,208)		199,751,208

	Contracts

OPTIONS PURCHASED 0.0%
Call Options on:
March 2009 U.S. Treasury Bond Futures Contracts
Expiring March 2009 with strike price of 200†	2,200	—

Total Options Purchased (Cost $38,786)		—

	Face
	Amount

REPURCHASE AGREEMENTS 36.1%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	82,456,197	82,456,197
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	40,322,952	40,322,952
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	3,294,883	3,294,883

Total Repurchase Agreements (Cost $126,074,032)		126,074,032

Total Investments 93.2% (Cost $325,864,026)		$325,825,240

Other Assets in Excess of Liabilities – 6.8%		$23,758,930

Net Assets – 100.0%		$349,584,170

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short
March 2009 U.S. Treasury Bond Futures Contracts
(Aggregate Market Value of Contracts $575,866,375)	4,172	$(44,210,001)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Security is fair valued.

 1

INVERSE MID-CAP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 81.8%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	5,104,606	$5,104,606
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	2,496,268	2,496,268
Morgan Stanley, Inc. issued 12/31/08 at 0.01% due 01/02/09	203,976	203,976

Total Repurchase Agreements (Cost $7,804,850)		7,804,850

Total Investments 81.8% (Cost $7,804,850)		$7,804,850

Other Assets in Excess of Liabilities – 18.2%		$1,732,984

Net Assets – 100.0%		$9,537,834

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short
March 2009 S&P MidCap 400 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $2,350,920)	44	$(78,197)

	Units

Equity Index Swap Agreements Sold Short
Goldman Sachs International January 2009 Mid Cap 400 Index Swap, Terminating 01/08/09*
(Notional Market Value $511,333)	(950)	$(20,763)

Credit Suisse Capital, LLC March 2009 Mid Cap 400 Index Swap, Terminating 02/27/09*
(Notional Market Value $6,618,117)	(12,295)	(290,849)

(Total Notional Market Value $7,129,450)		$(311,612)

*	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

 1

INVERSE RUSSELL 2000® STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 88.9%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Mizuho Financial Group, Inc. issued 12/31/08 at 0.02% due 01/02/09	20,141,855	$20,141,855
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	9,849,824	9,849,824
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	804,852	804,852

Total Repurchase Agreements (Cost $30,796,531)		30,796,531

Total Investments 88.9% (Cost $30,796,531)		$30,796,531

Other Assets in Excess of Liabilities – 11.1%		$3,857,717

Net Assets – 100.0%		$34,654,248

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short
March 2009 Russell 2000 Index
Mini Futures Contracts
(Aggregate Market Value of Contracts $18,783,300)	381	$(832,125)

	Units

Equity Index Swap Agreements Sold Short
Goldman Sachs International January 2009 Russell 2000 Index Swap, terminating 01/08/09*
(Notional Market Value $618,009)	(1,237)	$(26,078)

Credit Suisse Capital, LLC March 2009 Russell 2000 Index Swap, terminating 03/26/09*
(Notional Market Value $14,439,989)	(28,912)	(669,852)

(Total Notional Market Value $15,057,998)		$(695,930)

*	Total return based on Russell® 2000 Index
+/- financing at a variable rate

INVERSE HIGH YIELD STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 80.1%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	2,247,381	$2,247,381
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	1,099,020	1,099,020
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	89,804	89,804

Total Repurchase Agreements (Cost $3,436,205)		3,436,205

Total Investments 80.1% (Cost $3,436,205)		$3,436,205

Other Assets in Excess of Liabilities – 19.9%		$853,977

Net Assets – 100.0%		$4,290,182

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short
March 2009 U.S. Treasury Note Futures Contracts
(Aggregate market value of contracts $1,904,125)	16	$(15,336)

		Unrealized
	Units	Gain

Credit Default Swap Agreement Protection Purchased
CDX North American High Yield Swap Index, Series 11 Protection Premium Rate 5.00% Terminating 12/20/13	4,500,000	47,909

 1

INVERSE NASDAQ-100® STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 92.5%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	27,445,794	$27,445,794
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	13,421,616	13,421,616
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	1,096,712	1,096,712

Total Repurchase Agreements (Cost $41,964,122)		41,964,122

Total Investments 92.5% (Cost $41,964,122)		$41,964,122

Liabilities in Excess of Other Assets – 7.5%		$3,420,859

Net Assets – 100.0%		$45,384,981

		Unrealized
	Contracts	Gain

Futures Contracts Sold Short
March 2009 NASDAQ-100 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $39,308,920)	1,624	$148,613

	Units

Equity Index Swap Agreement Sold Short
Goldman Sachs International January 2009 NASDAQ-100 Index Swap, Terminating 01/08/09*
(Notional Market Value $5,887,484)	4,859	$52,629

*	Total Return based on Nasdaq 100 Index +/- financing at a variable rate.

 1

INVERSE S&P 500 STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES * 68.4%
Fannie Mae
1.00% due 06/22/09	$20,000,000	$19,905,475
Federal Home Loan Bank
2.32% due 01/08/09	25,000,000	24,990,333
3.10% due 01/12/09	25,000,000	24,978,273
Freddie Mac
2.85% due 01/26/09	50,000,000	49,905,000
1.00% due 04/14/09	25,000,000	24,929,167

Total Federal Agency Discount Notes (Cost $144,708,248)		144,708,248

REPURCHASE AGREEMENTS 21.3%
Collateralized by obligations of the U.S. Treasury of U.S. Government Agencies
Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	29,427,087	29,427,087
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	14,390,513	14,390,513
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	1,175,882	1,175,882

Total Repurchase Agreements (Cost $44,993,482)		44,993,482

Total Investments 89.7% (Cost $189,701,730)		$189,701,730

Other Assets in Excess of Liabilities – 10.3%		$21,852,561

Net Assets – 100.0%		$211,554,291

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short
March 2009 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $-181,946,025)	4,041	$(769,673)

		Unrealized
	Units	Gain

Equity Index Swap Agreement Sold Short
Goldman Sachs International January 2009 S&P 500 Index Swap terminating 01/08/09
(Notional Market Value -$27,950,064..08)	(30,944)	$93,765

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	Total Return based on S&P 500 Index +/- financing at a variable rate.

 1

INTERNATIONAL ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

EXCHANGE TRADED FUNDS 13.1%
iShares MSCI Switzerland Index Fund	114,500	$2,122,830

Total Currency Exchange Traded Funds (Cost $2,068,555)		2,122,830
	Face
	Amount

REPURCHASE AGREEMENTS 72.9%
Collateralized by obligations of the U.S. Treasury of U.S. Government Agencies
Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	7,734,906	7,734,906
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	3,782,545	3,782,545
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	309,081	309,081

Total Repurchase Agreements (Cost $11,826,532)		11,826,532

Total Investments 86% (Cost $13,895,087)		$13,949,362

Liabilities in Excess of Other Assets – (14.0)%		$2,264,921

Net Assets – 100.0%		$16,214,283

		Unrealized
	Contracts	Gain

Currency Futures Contracts Purchased
March 2009 Japanese Yen Currency Futures Contracts
(Aggregate Market Value of Contracts $3,726,338)	27	$46,295

(Total Aggregate Market Value of Contracts $3,726,338)		$46,295

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
March 2009 FTSE 100 Index Futures Contracts
(Aggregate Market Value of Contracts $5,950,397)	91	$395,182
March 2009 Nikkei 225 Futures Contracts
(Aggregate Market Value of Contracts $3,999,825)	87	258,349
March 2009 S&P/Toronto Stock Exchange 60 Index Futures Contracts
(Aggregate Market Value of Contracts $1,334,073)	15	90,740
January 2009 CAC40 10 Euro Futures Contracts
(Aggregate Market Value of Contracts $1,585,405)	35	46,020
January 2009 OMX Stockholm 30 Index Futures Contracts
(Aggregate Market Value of Contracts $1,279,202)	149	33,825

(Total Aggregate Market Value of Contracts $14,148,902)		$824,116

		Unrealized
		Loss

Currency Futures Contracts Sold Short
March 2009 Swiss Franc Futures Contracts
(Aggregate Market Value of Contracts $1,996,438)	17	226,572

(Total Aggregate Market Value of Contracts $1,996,438)		$226,572

 1

JAPAN 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 79.0%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	3,863,214	$3,863,214
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	1,889,199	1,889,199
Morgan Stanley issued 12 /31/08 at 0.01% due 01/02/09	154,371	154,371

Total Repurchase Agreements (Cost $5,906,784)		5,906,784

Total Investments 79.0% (Cost $5,906,784)		$5,906,784

Other Assets in Excess of Liabilities – 21.0%		$1,567,782

Net Assets – 100.0%		$7,474,566

		Unrealized
	Contracts	Gain

Currency Futures Contracts Purchased
March 2009 Japanese Yen Currency Futures Contracts
(Aggregate Market Value of Contracts $14,905,350)	108	$107,024

Futures Contracts Purchased
March 2009 Nikkei-225 Index Futures Contracts
(Aggregate Market Value of Contracts $14,849,925)	323	$858,773

 1

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.1%

INFORMATION TECHNOLOGY 27.4%
Agilent Technologies, Inc.*	8,910	$139,263
Google, Inc. — Class A*	402	123,675
Cognizant Technology Solutions Corp. — Class A*	6,744	121,797
Akamai Technologies, Inc.*	8,050	121,474
Salesforce.com, Inc.*	3,765	120,518
MasterCard, Inc.	836	119,489
BMC Software, Inc.*	4,260	114,637
Motorola, Inc.	24,499	108,531
Autodesk, Inc.*	5,158	101,355
SanDisk Corp.*	10,478	100,589
Amphenol Corp.	4,173	100,069
Apple, Inc.*	1,105	94,312
Microsoft Corp.	4,630	90,007
Dell, Inc.*	8,569	87,747
National Semiconductor Corp.	8,560	86,199
Western Union Co.	6,002	86,069
Paychex, Inc.	3,220	84,622
Texas Instruments, Inc.	5,360	83,187
Flir Systems, Inc.*	2,700	82,836
Yahoo!, Inc.*	6,545	79,849
NetApp, Inc.*	5,658	79,042
Oracle Corp.*	4,330	76,771
Intuit, Inc.*	3,152	74,986
Cisco Systems, Inc.*	4,525	73,757
eBay, Inc.*	5,273	73,611
VeriSign, Inc.*	3,840	73,267
Qualcomm, Inc.	1,998	71,588
Total System Services, Inc.	4,909	68,726
Altera Corp.	4,100	68,511
Harris Corp.	1,716	65,294
Fiserv, Inc.*	1,578	57,392
Adobe Systems, Inc.*	2,688	57,227
Lexmark International, Inc.*	2,075	55,817
MEMC Electronic Materials, Inc.*	3,870	55,264
Compuware Corp.*	7,610	51,367

Total Information Technology		3,048,845

ENERGY 16.1%
Sunoco, Inc.	3,500	152,110
Schlumberger Ltd.	2,987	126,440
XTO Energy, Inc.	3,435	121,152
Exxon Mobil Corp.	1,320	105,375
Murphy Oil Corp.	2,240	99,344

		Market
	Shares	Value

EOG Resources, Inc.	1,450	$96,541
BJ Services Co.	8,127	94,842
Chesapeake Energy Corp.	5,790	93,624
Chevron Corp.	1,180	87,284
Nabors Industries Ltd.*	7,100	84,987
Apache Corp.	1,120	83,474
Baker Hughes, Inc.	2,440	78,251
Hess Corp.	1,370	73,487
Cabot Oil & Gas Corp.	2,718	70,668
Anadarko Petroleum Corp.	1,720	66,306
Smith International, Inc.	2,876	65,832
ENSCO International, Inc.	2,200	62,458
Consol Energy, Inc.	2,106	60,189
Cameron International Corp.*	2,838	58,179
Devon Energy Corp.	825	54,211
Range Resources Corp.	1,530	52,617

Total Energy		1,787,371

HEALTH CARE 13.5%
Celgene Corp.*	2,954	163,297
Intuitive Surgical, Inc.*	1,280	162,547
DaVita, Inc.*	2,507	124,272
IMS Health, Inc.	6,568	99,571
UnitedHealth Group, Inc.	3,664	97,462
Waters Corp.*	2,430	89,060
Varian Medical Systems, Inc.*	2,459	86,163
Express Scripts, Inc.*	1,533	84,284
Amgen, Inc.*	1,287	74,324
Forest Laboratories, Inc.*	2,610	66,477
Biogen Idec, Inc.*	1,363	64,920
Johnson & Johnson, Inc.	1,081	64,676
St. Jude Medical, Inc.*	1,837	60,548
Medtronic, Inc.	1,894	59,509
Stryker Corp.	1,380	55,131
Laboratory Corporation of America Holdings*	829	53,396
Zimmer Holdings, Inc.*	1,306	52,789
Patterson Companies, Inc.*	2,522	47,288

Total Health Care		1,505,714

CONSUMER DISCRETIONARY 13.2%
Sears Holdings Corp.*	3,775	146,734
Coach, Inc.*	6,181	128,379
Abercrombie & Fitch Co. — Class A	4,855	112,005
Apollo Group, Inc. — Class A*	1,403	107,498
Amazon.com, Inc.*	1,844	94,560

 1

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Wynn Resorts Ltd.*	2,080	$87,901
TJX Companies, Inc.	4,233	87,073
AutoZone, Inc.*	609	84,937
Black & Decker Corp.	1,968	82,282
Starbucks Corp.*	8,607	81,422
Sherwin-Williams Co.	1,350	80,663
Yum! Brands, Inc.	2,332	73,458
McGraw-Hill Companies, Inc.	3,050	70,730
Bed Bath & Beyond, Inc.*	2,702	68,685
Viacom, Inc. — Class B*	3,170	60,420
Nike, Inc. — Class B	1,040	53,040
GameStop Corp. — Class A*	2,400	51,984

Total Consumer Discretionary		1,471,771

INDUSTRIALS 9.6%
Caterpillar, Inc.	2,540	113,462
Paccar, Inc.	3,650	104,390
Rockwell Collins, Inc.	2,480	96,943
CH Robinson Worldwide, Inc.	1,611	88,653
Rockwell Automation, Inc.	2,570	82,857
Equifax, Inc.	2,930	77,704
3M Co.	1,350	77,679
Dun & Bradstreet Corp.	990	76,428
Expeditors International of Washington, Inc.	2,294	76,321
Lockheed Martin Corp.	875	73,570
Robert Half International, Inc.	3,350	69,747
Fastenal Co.	1,960	68,306
Danaher Corp.	1,035	58,591

Total Industrials		1,064,651

FINANCIALS 7.6%
IntercontinentalExchange, Inc.*	1,831	150,948
NYSE Euronext	5,126	140,350
SLM Corp.*	13,538	120,488
Goldman Sachs Group, Inc.	1,260	106,331
CB Richard Ellis Group, Inc. — Class A*	23,254	100,457
CME Group, Inc.	398	82,828
Progressive Corp.	5,521	81,766
Franklin Resources, Inc.	950	60,591

Total Financials		843,759

MATERIALS 5.2%
Titanium Metals Corp.	18,437	162,430
Nucor Corp.	3,038	140,356

		Market
	Shares	Value

Freeport-McMoRan Copper & Gold, Inc.	5,500	$134,420
Ball Corp.	2,043	84,968
Ecolab, Inc.	1,504	52,866

Total Materials		575,040

CONSUMER STAPLES 5.0%
Avon Products, Inc.	3,128	75,166
PepsiCo, Inc.	1,348	73,830
Colgate-Palmolive Co.	1,041	71,350
Sysco Corp.	3,050	69,967
Campbell Soup Co.	2,268	68,063
Hershey Co.	1,950	67,743
Kellogg Co.	1,535	67,310
Estee Lauder Companies, Inc. — Class A	2,036	63,034

Total Consumer Staples		556,463

UTILITIES 0.5%
Questar Corp.	1,829	59,790

Total Utilities		59,790

Total Common Stocks (Cost $10,124,338)		10,913,404

Total Investments 102.0% (Cost $10,563,758)		$11,352,824

	Face
	Amount

REPURCHASE AGREEMENTS 3.9%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	287,394	287,394
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	140,542	140,542

 2

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	11,484	$11,484

Total Repurchase Agreements (Cost $439,420)		439,420

Liabilities in Excess of Other Assets – (2.0)%		$(228,005)

Net Assets – 100.0%		$11,124,819

*	Non-Income Producing Security.

 3

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.2%

FINANCIALS 37.1%
ProLogis	169,100	$2,348,799
CIT Group, Inc.	337,448	1,532,014
Hartford Financial Services Group, Inc.	91,538	1,503,054
XL Capital Ltd.	390,690	1,445,553
American Capital Ltd.	417,708	1,353,374
American International Group, Inc.	850,700	1,335,599
Genworth Financial, Inc. — Class A	432,203	1,223,135
Lincoln National Corp.	47,960	903,566
Host Hotels & Resorts, Inc.	112,504	851,655
Morgan Stanley	48,521	778,277
Citigroup, Inc.	106,145	712,233
Bank of America Corp.	43,151	607,566
Comerica, Inc.	30,130	598,081
Fifth Third Bancorp	69,980	578,035
Allstate Corp.	17,304	566,879
SunTrust Banks, Inc.	18,406	543,713
Marshall & Ilsley Corp.	38,895	530,528
Huntington Bancshares, Inc.	64,353	492,944
Legg Mason, Inc.	22,100	484,211
HCP, Inc.	15,282	424,381
Apartment Investment & Management Co. — Class A	36,608	422,822
Prudential Financial, Inc.	13,600	411,536
Regions Financial Corp.	51,024	406,151
KIMCO Realty Corp.	21,900	400,332
Vornado Realty Trust	6,200	374,170
Principal Financial Group, Inc.	15,200	343,064
Boston Properties, Inc.	6,200	341,000
Capital One Financial Corp.	10,460	333,569
Simon Property Group, Inc.	5,700	302,841
KeyCorp	35,384	301,472
Ameriprise Financial, Inc.	12,400	289,664
BB&T Corp.	9,924	272,513
Cincinnati Financial Corp.	9,262	269,246
Equity Residential	8,853	263,997
Assurant, Inc.	8,300	249,000
JPMorgan Chase & Co.	7,655	241,362
U.S. Bancorp	8,707	217,762
Zions Bancorporation	7,980	195,590
AvalonBay Communities, Inc.	3,200	193,856

		Market
	Shares	Value

First Horizon National Corp.	1	$5

Total Financials		24,643,549

CONSUMER DISCRETIONARY 20.8%
Office Depot, Inc.*	452,000	1,346,960
Gannett Co., Inc.	149,820	1,198,560
Macy’s, Inc.	111,489	1,153,911
CBS Corp.	136,958	1,121,686
Jones Apparel Group, Inc.	190,742	1,117,748
Wyndham Worldwide Corp.	120,600	789,930
Eastman Kodak Co.	100,208	659,369
Goodyear Tire & Rubber Co.*	104,400	623,268
Ford Motor Co.*	235,033	538,226
Whirlpool Corp.	12,535	518,322
Limited Brands, Inc.	49,447	496,448
Carnival Corp.	18,438	448,412
International Game Technology, Inc.	36,900	438,741
J.C. Penney Company, Inc.	21,440	422,368
AutoNation, Inc.*	39,114	386,446
Leggett & Platt, Inc.	24,623	374,024
Meredith Corp.	20,400	349,248
Newell Rubbermaid, Inc.	33,700	329,586
Johnson Controls, Inc.	16,300	296,008
Starwood Hotels & Resorts Worldwide, Inc.	16,100	288,190
Time Warner, Inc.	25,300	254,518
Fortune Brands, Inc.	5,200	214,656
Mattel, Inc.	13,345	213,520
Darden Restaurants, Inc.	7,300	205,714

Total Consumer Discretionary		13,785,859

UTILITIES 8.3%
Constellation Energy Group, Inc.	27,700	694,993
NiSource, Inc.	53,228	583,911
Pinnacle West Capital Corp.	14,657	470,929
Pepco Holdings, Inc.	24,220	430,147
Ameren Corp.	12,377	411,659
Integrys Energy Group, Inc.	9,265	398,210
DTE Energy Co.	9,910	353,490
TECO Energy, Inc.	28,136	347,480
CenterPoint Energy, Inc.	24,172	305,051
Duke Energy Corp.	20,208	303,322
Progress Energy, Inc.	7,601	302,900
Consolidated Edison, Inc.	6,980	271,731
American Electric Power Company, Inc.	7,541	250,964
Xcel Energy, Inc.	11,665	216,386

 1

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

SCANA Corp.	5,800	$206,480

Total Utilities		5,547,653

MATERIALS 7.2%
Alcoa, Inc.	67,000	754,420
International Paper Co.	60,490	713,782
MeadWestvaco Corp.	61,946	693,176
AK Steel Holding Corp.	52,400	488,368
United States Steel Corp.	12,100	450,120
Dow Chemical Co.	28,123	424,376
Eastman Chemical Co.	11,000	348,810
Weyerhaeuser Co.	11,025	337,475
E.I. du Pont de Nemours and Co.	12,500	316,250
Air Products & Chemicals, Inc.	5,200	261,404

Total Materials		4,788,181

CONSUMER STAPLES 5.9%
SUPERVALU, INC.	106,245	1,551,177
Tyson Foods, Inc. — Class A	72,643	636,352
Philip Morris International, Inc.	9,800	426,398
Altria Group, Inc.	27,300	411,138
Coca-Cola Enterprises, Inc.	29,000	348,870
Reynolds American, Inc.	8,225	331,550
ConAgra Foods, Inc.	13,000	214,500

Total Consumer Staples		3,919,985

INDUSTRIALS 5.0%
RR Donnelley & Sons Co.	45,851	622,657
Masco Corp.	46,638	519,081
Textron, Inc.	31,500	436,905
General Electric Co.	23,100	374,220
Ingersoll-Rand Co. — Class A	21,100	366,085
Tyco International Ltd.	11,940	257,904
Avery Dennison Corp.	7,590	248,421
Ryder System, Inc.	6,184	239,815
Northrop Grumman Corp.	5,158	232,316

Total Industrials		3,297,404

TELECOMMUNICATION SERVICES 4.2%
Qwest Communications International, Inc.	161,700	588,588
CenturyTel, Inc.	19,200	524,736

		Market
	Shares	Value

Embarq Corp.	12,282	$441,661
Windstream Corp.	41,706	383,695
Frontier Communications Corp.	42,478	371,258
Verizon Communications, Inc.	7,237	245,334
AT&T, Inc.	8,177	233,044

Total Telecommunication Services		2,788,316

ENERGY 3.9%
Tesoro Corp.	108,300	1,426,311
Valero Energy Corp.	30,700	664,348
Spectra Energy Corp.	32,100	505,254

Total Energy		2,595,913

INFORMATION TECHNOLOGY 3.2%
Jabil Circuit, Inc.	111,910	755,393
Tyco Electronics Ltd.	23,200	376,072
Analog Devices, Inc.	15,700	298,614
Microchip Technology, Inc.	13,900	271,467
Sun Microsystems, Inc.*	61,400	234,548
Molex, Inc.	15,100	218,799

Total Information Technology		2,154,893

HEALTH CARE 2.6%
AmerisourceBergen Corp.	19,338	689,593
Tenet Healthcare Corp.*	406,631	467,626
Pfizer, Inc.	18,298	324,058
McKesson Corp.	6,102	236,330

Total Health Care		1,717,607

Total Common Stocks (Cost $63,431,297)		65,239,360

	Face
	Amount

REPURCHASE AGREEMENTS 1.6%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	679,890	679,890
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	332,481	332,481

 2

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	27,168	$27,168

Total Repurchase Agreements (Cost $1,039,539)		1,039,539

Total Investments 99.8% (Cost $64,470,836)		$66,278,899

Other Assets in Excess of Liabilities – 0.2%		$152,693

Net Assets – 100.0%		$66,431,592

*	Non-Income Producing Security.

 3

LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.2%

McDonald’s Corp.	2,881	$179,169
Walt Disney Co.	5,496	124,704
Time Warner, Inc.	11,882	119,533
Yum! Brands, Inc.	2,594	81,711
News Corp. — Class A	8,721	79,274
Carnival Corp.	2,916	70,917
Viacom, Inc. — Class B*	3,377	64,366
Activision Blizzard Inc.*	6,472	55,918
Marriott International, Inc. — Class A	2,762	53,721
Mattel, Inc.	3,175	50,800
Tim Hortons, Inc.	1,751	50,499
Starbucks Corp.*	5,170	48,908
Darden Restaurants, Inc.	1,605	45,229
Hasbro, Inc.	1,395	40,692
Burger King Holdings, Inc.	1,665	39,760
Wynn Resorts Ltd.*	851	35,963
MGM MIRAGE*	2,563	35,267
International Game Technology, Inc.	2,943	34,992
Electronic Arts, Inc.*	2,109	33,828
Starwood Hotels & Resorts Worldwide, Inc.	1,818	32,542
Choice Hotels International, Inc.	1,066	32,044
Marvel Entertainment, Inc.*	1,034	31,796
Penn National Gaming, Inc.*	1,410	30,146
Royal Caribbean Cruises Ltd.	2,165	29,769
Panera Bread Co. — Class A*	531	27,740
DreamWorks Animation SKG, Inc. — Class A*	1,086	27,432
Scientific Games Corp. — Class A*	1,468	25,749
Bally Technologies, Inc.*	1,063	25,544
Jack in the Box, Inc.*	1,126	24,873
WMS Industries, Inc.*	919	24,721
Brinker International, Inc.	1,895	19,973
Eastman Kodak Co.	2,996	19,714
Las Vegas Sands Corp.*	3,302	19,581
Vail Resorts, Inc.*	729	19,391
Regal Entertainment Group — Class A	1,887	19,266
Pool Corp.	1,071	19,246
International Speedway Corp. — Class A	640	18,387
Wyndham Worldwide Corp.	2,760	18,078
Polaris Industries, Inc.	622	17,820
Sonic Corp.*	1,451	17,659
Cheesecake Factory, Inc.*	1,574	15,897

		Market
	Shares	Value

Bob Evans Farms, Inc.	723	$14,771
Cinemark Holdings, Inc.	1,971	14,645
Callaway Golf Co.	1,502	13,954
Life Time Fitness, Inc.*	901	11,668
Take-Two Interactive Software, Inc.	1,534	11,597
CTC Media, Inc.*	2,324	11,155
Liberty Media Corp — Capital*	2,353	11,083
Warner Music Group Corp.	3,449	10,416
Gaylord Entertainment Co.*	896	9,713
Live Nation, Inc.*	1,533	8,799

Total Common Stocks (Cost $1,617,214)		1,880,420

	Face
	Amount

REPURCHASE AGREEMENTS 2.2%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$42,930	$42,930

Total Repurchase Agreements (Cost $42,930)		42,930

Total Investments 100.4% (Cost $1,660,144)		$1,923,350

Liabilities in Excess of Other Assets – (0.4)%		$(7,813)

Net Assets – 100.0%		$1,915,538

*	Non-Income Producing Security.

 1

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 62.4%

FINANCIALS 13.2%
Everest Re Group Ltd.	1,140	$86,800
Health Care REIT, Inc.	1,920	81,024
W.R. Berkley Corp.	2,580	79,980
New York Community Bancorp, Inc.	6,400	76,544
Fidelity National Financial, Inc. — Class A	3,940	69,935
Federal Realty Investment Trust	1,100	68,288
Regency Centers Corp.	1,300	60,710
Reinsurance Group of America, Inc.	1,350	57,807
HCC Insurance Holdings, Inc.	2,130	56,977
Cullen/Frost Bankers, Inc.	1,100	55,748
Commerce Bancshares, Inc.	1,231	54,102
Nationwide Health Properties, Inc.	1,850	53,132
Valley National Bancorp	2,530	51,232
Old Republic International Corp.	4,290	51,137
First American Corp.	1,730	49,980
Associated Banc-Corp.	2,370	49,604
Rayonier, Inc.	1,474	46,210
Arthur J. Gallagher & Co.	1,770	45,861
Eaton Vance Corp.	2,160	45,382
Brown & Brown, Inc.	2,160	45,144
Realty Income Corp.	1,943	44,980
Synovus Financial Corp.	5,220	43,326
AMB Property Corp.	1,830	42,859
Liberty Property Trust	1,830	41,779
Hanover Insurance Group, Inc.	950	40,821
Bank of Hawaii Corp.	890	40,201
SEI Investments Co.	2,480	38,961
Essex Property Trust, Inc.	500	38,375
Stancorp Financial Group, Inc.	910	38,011
City National Corp.	750	36,525
Alexandria Real Estate Equities, Inc.	600	36,204
First Niagara Financial Group, Inc.	2,200	35,574
UDR, Inc.	2,530	34,889
Highwoods Properties, Inc.	1,180	32,285
American Financial Group, Inc.	1,400	32,032

		Market
	Shares	Value

Affiliated Managers Group, Inc.*	760	$31,859
Jefferies Group, Inc.	2,250	31,635
BancorpSouth, Inc.	1,340	31,302
Fulton Financial Corp.	3,250	31,265
FirstMerit Corp.	1,510	31,091
Camden Property Trust	990	31,027
Raymond James Financial, Inc.	1,790	30,663
Mercury General Corp.	660	30,353
Mack-Cali Realty Corp.	1,230	30,135
Duke Realty Corp.	2,740	30,030
Weingarten Realty Investors	1,440	29,794
TCF Financial Corp.	2,140	29,232
Wilmington Trust Corp.	1,270	28,245
Westamerica Bancorporation	540	27,621
SL Green Realty Corp.	1,060	27,454
BRE Properties, Inc. — Class A	950	26,581
Hospitality Properties Trust	1,750	26,023
Macerich Co.	1,420	25,787
Astoria Financial Corp.	1,500	24,720
Omega Healthcare Investors, Inc.	1,540	24,594
Apollo Investment Corp.	2,640	24,578
Washington Federal, Inc.	1,640	24,534
Waddell & Reed Financial, Inc. — Class A	1,580	24,427
Cathay General Bancorp	920	21,850
Potlatch Corp.	730	18,987
Protective Life Corp.	1,300	18,655
Jones Lang LaSalle, Inc.	640	17,728
AmeriCredit Corp.*	2,160	16,502
SVB Financial Group*	610	16,000
Unitrin, Inc.	920	14,665
Webster Financial Corp.	980	13,504
PacWest Bancorp	460	12,374
Cousins Properties, Inc.	810	11,219
Equity One, Inc.	610	10,797
Colonial BancGroup, Inc.	3,760	7,783
Horace Mann Educators Corp.	730	6,709
The PMI Group, Inc.	1,290	2,516

Total Financials		2,604,658

INDUSTRIALS 9.0%
Quanta Services, Inc.*	3,670	72,666
Roper Industries, Inc.	1,670	72,495
URS Corp.*	1,550	63,193
AMETEK, Inc.	1,980	59,816
Alliant Techsystems, Inc.*	610	52,314
Manpower, Inc.	1,450	49,285

 1

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Donaldson Co., Inc.	1,430	$48,119
Waste Connections, Inc.*	1,480	46,724
Joy Global, Inc.	2,000	45,780
KBR, Inc.	3,000	45,600
Pentair, Inc.	1,830	43,316
Harsco Corp.	1,550	42,904
FTI Consulting, Inc.*	940	41,999
SPX Corp.	1,010	40,955
Lincoln Electric Holdings, Inc.	800	40,744
AGCO Corp.*	1,710	40,339
J.B. Hunt Transport Services, Inc.	1,520	39,930
Corrections Corporation of America*	2,340	38,282
IDEX Corp.	1,540	37,191
Wabtec Corp.	900	35,775
Hubbell, Inc. — Class B	1,040	33,987
Kansas City Southern*	1,700	32,385
Copart, Inc.*	1,180	32,084
Shaw Group, Inc.*	1,550	31,728
Timken Co.	1,580	31,015
MSC Industrial Direct Co.	830	30,569
Terex Corp.*	1,760	30,483
Kennametal, Inc.	1,360	30,178
GATX Corp.	910	28,183
Granite Construction, Inc.	610	26,797
Graco, Inc.	1,110	26,340
Bucyrus International, Inc.	1,390	25,743
Thomas & Betts Corporation*	1,040	24,981
JetBlue Airways Corp.*	3,411	24,218
Clean Harbors, Inc.*	370	23,473
Carlisle Companies, Inc.	1,130	23,391
Trinity Industries, Inc.	1,480	23,325
Woodward Governor Co.	1,010	23,250
Con-way Inc.	850	22,610
Brink’s Co.	760	20,429
Nordson Corp.	630	20,343
Alaska Air Group, Inc.*	670	19,597
Alexander & Baldwin, Inc.	770	19,296
Crane Co.	900	15,516
BE Aerospace, Inc.*	1,850	14,227
Deluxe Corp.	950	14,212
Rollins, Inc.	770	13,922
Corporate Executive Board Co.	630	13,898
Navigant Consulting, Inc.*	870	13,807
Werner Enterprises, Inc.	790	13,699
Mine Safety Appliances Co.	550	13,151
Herman Miller, Inc.	1,000	13,030
HNI Corp.	818	12,957
MPS Group, Inc.*	1,720	12,952

		Market
	Shares	Value

Oshkosh Corp.	1,380	$12,268
United Rentals, Inc.*	1,114	10,160
AirTran Holdings, Inc.*	2,180	9,679
Korn/Ferry International, Inc.*	830	9,479
Federal Signal Corp.	880	7,225
Kelly Services, Inc. — Class A	510	6,635
Dycom Industries, Inc.*	730	6,001
YRC Worldwide, Inc.*	1,100	3,157

Total Industrials		1,777,807

CONSUMER DISCRETIONARY 8.8%
O’Reilly Automotive, Inc.*	2,500	76,850
Ross Stores, Inc.	2,410	71,649
Dollar Tree, Inc.*	1,690	70,642
DeVry, Inc.	1,150	66,021
Advance Auto Parts, Inc.	1,760	59,224
Strayer Education, Inc.	260	55,747
priceline.com, Inc.*	750	55,237
ITT Educational Services, Inc.*	580	55,088
Toll Brothers, Inc.*	2,420	51,861
BorgWarner, Inc.	2,150	46,805
NVR, Inc.*	100	45,625
Mohawk Industries, Inc.*	1,040	44,689
Petsmart, Inc.	2,360	43,542
Wendy’s/Arby’s Group, Inc. — Class A	7,770	38,384
Chipotle Mexican Grill, Inc. — Class A*	610	37,808
DreamWorks Animation SKG, Inc. — Class A*	1,430	36,122
American Eagle Outfitters, Inc.	3,830	35,849
CarMax, Inc.*	4,098	32,292
Urban Outfitters, Inc.*	2,120	31,758
LKQ Corp.*	2,610	30,433
John Wiley & Sons, Inc. — Class A	800	28,464
Marvel Entertainment, Inc.*	910	27,982
Tupperware Brands Corp.	1,150	26,105
Corinthian Colleges, Inc.*	1,590	26,028
Career Education Corp.*	1,370	24,578
Service Corporation International	4,750	23,607
Netflix, Inc.*	770	23,015
Gentex Corp.	2,600	22,958
Dick’s Sporting Goods, Inc.*	1,580	22,294
Hanesbrands, Inc.*	1,740	22,185
Rent-A-Center, Inc.*	1,240	21,886

 2

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Scientific Games Corp. — Class A*	1,210	$21,223
Foot Locker, Inc.	2,880	21,139
Matthews International Corp. — Class A	570	20,908
M.D.C. Holdings, Inc.	680	20,604
Aeropostale, Inc.*	1,240	19,964
Brinker International, Inc.	1,890	19,921
Phillips-Van Heusen Corp.	960	19,325
Lamar Advertising Company*	1,410	17,710
Guess?, Inc.	1,120	17,192
The Warnaco Group, Inc.*	870	17,078
Brink’s Home Security Holdings, Inc.*	760	16,659
Under Armour, Inc.*	680	16,211
International Speedway Corp. — Class A	520	14,940
Ryland Group, Inc.	790	13,959
Collective Brands, Inc.*	1,190	13,947
Chico’s FAS, Inc.*	3,300	13,794
Williams-Sonoma, Inc.	1,610	12,655
J. Crew Group, Inc.*	960	11,712
Bob Evans Farms, Inc.	570	11,645
Regis Corp.	800	11,624
Saks, Inc.*	2,640	11,563
Cheesecake Factory, Inc.*	1,110	11,211
Callaway Golf Co.	1,200	11,148
Sotheby’s	1,250	11,112
Barnes & Noble, Inc.	690	10,350
Timberland Co. — Class A*	860	9,933
99 Cents Only Stores*	870	9,509
Thor Industries, Inc.	658	8,672
Life Time Fitness, Inc.*	650	8,418
Scholastic Corp.	490	6,654
American Greetings Corp. — Class A	840	6,359
AnnTaylor Stores Corp.*	1,060	6,116
Boyd Gaming Corp.	1,060	5,014
Harte-Hanks, Inc.	710	4,430
ArvinMeritor, Inc.	1,370	3,905
Blyth, Inc.	450	3,528
Modine Manufacturing Co.	610	2,971
Belo Corp. — Class A	1,630	2,543
Coldwater Creek, Inc.*	880	2,508
Pacific Sunwear of California, Inc.*	1,220	1,940
Furniture Brands International, Inc.	770	1,702

		Market
	Shares	Value

Hovnanian Enterprises, Inc. — Class A*	940	$1,617

Total Consumer Discretionary		1,728,141

INFORMATION TECHNOLOGY 7.8%
SAIC, Inc.*	3,768	73,401
Alliance Data Systems Corp.*	1,200	55,836
Avnet, Inc.*	2,800	50,988
Synopsys, Inc.*	2,680	49,634
Lam Research Corp.*	2,320	49,370
Global Payments, Inc.	1,490	48,857
Trimble Navigation Ltd.*	2,220	47,974
Western Digital Corp.*	4,116	47,128
ANSYS, Inc.*	1,670	46,576
Lender Processing Services, Inc.	1,560	45,942
Arrow Electronics, Inc.*	2,220	41,825
Mettler Toledo International, Inc.*	620	41,788
NCR Corp.*	2,930	41,430
Ingram Micro, Inc. — Class A*	3,070	41,107
Sybase, Inc.*	1,510	37,403
Diebold, Inc.	1,230	34,551
FactSet Research Systems Inc.	780	34,507
F5 Networks, Inc.*	1,480	33,833
Broadridge Financial Solutions, Inc.	2,630	32,980
Jack Henry & Associates, Inc.	1,570	30,474
DST Systems, Inc.*	760	28,865
NeuStar, Inc.*	1,470	28,121
Parametric Technology Corp.*	2,160	27,324
Metavante Technologies, Inc.*	1,670	26,904
Atmel Corp.*	8,330	26,073
Cree, Inc.*	1,640	26,027
National Instruments Corp.	1,060	25,822
Zebra Technologies Corp. — Class A*	1,180	23,907
Silicon Laboratories, Inc.*	860	21,311
Mantech International Corp. — Class A*	390	21,134
Intersil Corp. — Class A	2,280	20,953
Polycom, Inc.*	1,550	20,940
CommScope, Inc.*	1,310	20,357
Gartner, Inc. — Class A*	1,100	19,613
Macrovision Solutions Corp.*	1,550	19,608
International Rectifier Corp.*	1,360	18,360

 3

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Cadence Design Systems, Inc.*	4,840	$17,714
Integrated Device Technology, Inc.*	3,140	17,615
3Com Corp.*	7,550	17,214
Digital River, Inc.*	690	17,112
Tech Data Corp.*	930	16,591
ADTRAN, Inc.	1,020	15,178
Fair Isaac Corp.	900	15,174
Avocent Corp.*	830	14,865
SRA International, Inc. — Class A*	780	13,455
Semtech Corp.*	1,120	12,622
Plantronics, Inc.	910	12,012
ADC Telecommunications, Inc.*	2,190	11,979
Vishay Intertechnology, Inc.*	3,470	11,867
Wind River Systems, Inc.*	1,260	11,378
Fairchild Semiconductor International, Inc.*	2,310	11,296
ValueClick, Inc.*	1,610	11,012
ACI Worldwide, Inc.*	650	10,335
Acxiom Corp.	1,260	10,219
Mentor Graphics Corp.*	1,720	8,892
Imation Corp.	560	7,599
Palm, Inc.*	2,040	6,263
Advent Software, Inc.*	310	6,191
RF Micro Devices, Inc.*	4,890	3,814

Total Information Technology		1,541,320

HEALTH CARE 7.1%
Vertex Pharmaceuticals, Inc.*	2,800	85,064
Pharmaceutical Product Development, Inc.	2,190	63,532
Hologic, Inc.*	4,760	62,213
Henry Schein, Inc.*	1,660	60,905
Edwards Lifesciences Corp.*	1,040	57,148
Endo Pharmaceuticals Holdings, Inc.*	2,180	56,418
Covance, Inc.*	1,180	54,315
Omnicare, Inc.	1,940	53,854
ResMed, Inc.*	1,410	52,847
Beckman Coulter, Inc.	1,170	51,410
Cerner Corp.*	1,270	48,831
Perrigo Co.	1,440	46,526
Techne Corp.	710	45,809
Gen-Probe, Inc.*	1,010	43,268
IDEXX Laboratories, Inc.*	1,110	40,049
Lincare Holdings, Inc.*	1,380	37,163
Teleflex, Inc.	740	37,074

		Market
	Shares	Value

Universal Health Services, Inc. — Class B	940	$35,316
Valeant Pharmaceuticals International*	1,520	34,808
Thoratec Corp.*	1,040	33,790
Charles River Laboratories International, Inc.*	1,260	33,012
VCA Antech, Inc.*	1,570	31,212
Psychiatric Solutions, Inc.*	1,040	28,964
Bio-Rad Laboratories, Inc. — Class A*	360	27,112
United Therapeutics Corp.*	430	26,897
Masimo Corp.*	890	26,549
Steris Corp.	1,090	26,040
Community Health Systems, Inc.*	1,730	25,223
LifePoint Hospitals, Inc.*	990	22,612
Sepracor, Inc.*	2,020	22,180
Health Net, Inc.*	1,930	21,018
Kinetic Concepts, Inc.*	1,040	19,947
Hill-Rom Holdings, Inc.	1,160	19,094
Varian, Inc.*	540	18,095
Medicis Pharmaceutical Corp. — Class A	1,050	14,595
WellCare Health Plans, Inc.*	780	10,031
Health Management Associates, Inc. — Class A*	4,540	8,127
Kindred Healthcare, Inc.*	560	7,291
Advanced Medical Optics, Inc.*	970	6,412
Affymetrix, Inc.*	1,310	3,917

Total Health Care		1,398,668

UTILITIES 5.1%
MDU Resources Group, Inc.	3,420	73,804
NSTAR	1,990	72,615
Northeast Utilities	2,900	69,774
Puget Energy, Inc.	2,410	65,721
Alliant Energy Corp.	2,050	59,819
Oneok, Inc.	1,940	56,493
Aqua America, Inc.	2,510	51,681
DPL, Inc.	2,160	49,334
UGI Corp.	2,010	49,084
National Fuel Gas Co.	1,470	46,055
AGL Resources, Inc.	1,430	44,830
OGE Energy Corp.	1,730	44,599
NV Energy, Inc.	4,350	43,022
Great Plains Energy, Inc.	2,210	42,719
Westar Energy, Inc.	2,010	41,225
Energen Corp.	1,330	39,009

 4

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Vectren Corp.	1,510	$37,765
Hawaiian Electric Industries, Inc.	1,680	37,195
WGL Holdings, Inc.	930	30,402
IDACORP, Inc.	850	25,033
Black Hills Corp.	720	19,411
PNM Resources, Inc.	1,610	16,229

Total Utilities		1,015,819

MATERIALS 4.2%
Martin Marietta Materials, Inc.	770	74,752
FMC Corp.	1,380	61,728
Airgas, Inc.	1,510	58,875
Cliffs Natural Resources Inc	2,110	54,037
Lubrizol Corp.	1,250	45,488
AptarGroup, Inc.	1,260	44,402
Sonoco Products Co.	1,850	42,846
Albemarle Corp.	1,700	37,910
Steel Dynamics, Inc.	3,010	33,652
Valspar Corp.	1,860	33,647
RPM International, Inc.	2,390	31,763
Terra Industries, Inc.	1,900	31,673
Olin Corp.	1,430	25,854
Packaging Corporation of America	1,900	25,574
Commercial Metals Co.	2,120	25,164
Scotts Miracle-Gro Co. — Class A	810	24,073
Reliance Steel & Aluminum Co.	1,190	23,729
Sensient Technologies Corp.	900	21,492
Greif, Inc. — Class A	630	21,061
Cytec Industries, Inc.	880	18,674
Cabot Corp.	1,220	18,666
Carpenter Technology Corp.	820	16,843
Minerals Technologies, Inc.	350	14,315
Ashland, Inc.	1,230	12,927
Worthington Industries, Inc.	1,110	12,232
Temple-Inland, Inc.	1,980	9,504
Chemtura Corp.	4,510	6,314
Ferro Corp.	810	5,711
Louisiana-Pacific Corp.	1,690	2,636

Total Materials		835,542

ENERGY 4.0%
FMC Technologies, Inc.*	2,330	55,524
Pride International, Inc.*	3,220	51,455
Denbury Resources, Inc.*	4,590	50,123

		Market
	Shares	Value

Newfield Exploration Co.*	2,460	$48,585
Plains Exploration & Production Co.*	2,000	46,480
Helmerich & Payne, Inc.	1,960	44,590
Arch Coal, Inc.	2,660	43,331
Cimarex Energy Co.	1,550	41,509
Comstock Resources, Inc.*	860	40,635
Tidewater, Inc.	960	38,659
Patterson-UTI Energy, Inc.	2,880	33,149
Southern Union Co.	2,310	30,122
Forest Oil Corp.*	1,810	29,847
Oceaneering International, Inc.*	1,010	29,431
Exterran Holdings, Inc.*	1,200	25,560
Encore Acquisition Co.*	980	25,010
Frontier Oil Corp.	1,930	24,376
Unit Corp.*	880	23,514
Superior Energy Services*	1,440	22,939
Overseas Shipholding Group, Inc.	470	19,792
Mariner Energy, Inc.*	1,650	16,830
Bill Barrett Corp.*	690	14,580
Helix Energy Solutions Group, Inc.*	1,710	12,380
Quicksilver Resources, Inc.*	2,080	11,586
Patriot Coal Corp.*	1,180	7,375

Total Energy		787,382

CONSUMER STAPLES 2.8%
Church & Dwight Co., Inc.	1,300	72,956
Ralcorp Holdings, Inc.*	1,050	61,320
Energizer Holdings, Inc.*	1,080	58,471
Hansen Natural Corp.*	1,380	46,271
Hormel Foods Corp.	1,300	40,404
Corn Products International, Inc.	1,390	40,102
Alberto-Culver Co.	1,580	38,726
BJ’s Wholesale Club, Inc.*	1,090	37,343
Flowers Foods, Inc.	1,470	35,809
Smithfield Foods, Inc.*	2,210	31,095
PepsiAmericas, Inc.	1,070	21,785
Ruddick Corp.	730	20,185
NBTY, Inc.*	1,020	15,963
Universal Corp.	460	13,740
Lancaster Colony Corp.	370	12,691
Tootsie Roll Industries, Inc.	480	12,293

Total Consumer Staples		559,154

 5

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

TELECOMMUNICATION SERVICES 0.4%
Telephone & Data Systems, Inc.	1,980	$62,865
Cincinnati Bell, Inc.*	4,280	8,260

Total Telecommunication Services		71,125

Total Common Stocks (Cost $16,192,468)		12,319,616

	Face
	Amount

REPURCHASE AGREEMENTS 28.9%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	3,738,398	3,738,398
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	1,828,161	1,828,161
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	149,383	149,383

Total Repurchase Agreements (Cost $5,715,942)		5,715,942

Total Investments 91.3% (Cost $21,908,410)		$18,035,558

Other Assets in Excess of Liabilities – 8.7%		$1,722,863

Net Assets – 100.0%		$19,758,421

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
March 2009 S&P 400 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $11,327,160)	212	$505,663

		Unrealized
	Units	Gain

Equity Index Swap Agreements
Credit Suisse Capital, LLC March 2009 Mid Cap 400 Index Swap, Terminating 03/26/09**
(Notional Market Value $5,535,497)	10,284	$243,292

Goldman Sachs International January 2009 Mid Cap 400 Index Swap, Terminating 01/08/09**
(Notional Market Value $511,333)	950	20,732

(Total Notional Market Value $6,046,830)		$264,024

*	Non-Income Producing Security.

**	Total Return based on S&P Mid Cap 400 Index +/- financing at a variable rate.

 6

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.4%

CONSUMER DISCRETIONARY 23.6%
Sotheby’s	16,643	$147,956
J. Crew Group, Inc.*	11,670	142,374
NVR, Inc.*	241	109,956
Aeropostale, Inc.*	6,695	107,790
ITT Educational Services, Inc.*	959	91,086
Under Armour, Inc.*	3,722	88,732
Chico’s FAS, Inc.*	19,948	83,383
Guess?, Inc.	5,138	78,868
Urban Outfitters, Inc.*	5,138	76,967
Netflix, Inc.*	2,470	73,828
Strayer Education, Inc.	339	72,685
Marvel Entertainment, Inc.*	2,289	70,387
Chipotle Mexican Grill, Inc. — Class A*	1,133	70,223
Toll Brothers, Inc.*	3,010	64,504
Ross Stores, Inc.	2,157	64,128
Lamar Advertising Company*	4,860	61,042
The Warnaco Group, Inc.*	2,784	54,650
DreamWorks Animation SKG, Inc. — Class A*	2,135	53,930
Thor Industries, Inc.	3,850	50,743
Advance Auto Parts, Inc.	1,455	48,961
John Wiley & Sons, Inc. — Class A	1,371	48,780
Career Education Corp.*	2,697	48,384
Dick’s Sporting Goods, Inc.*	3,370	47,551
Timberland Co. — Class A*	3,741	43,209
Hovnanian Enterprises, Inc. — Class A*	22,518	38,731
Dollar Tree, Inc.*	921	38,498
priceline.com, Inc.*	522	38,445

Total Consumer Discretionary		1,915,791

INDUSTRIALS 18.9%
Joy Global, Inc.	5,190	118,799
Corporate Executive Board Co.	4,930	108,756
Trinity Industries, Inc.	6,590	103,858
Clean Harbors, Inc.*	1,400	88,816
Herman Miller, Inc.	6,740	87,822
Con-way Inc.	3,070	81,662
Graco, Inc.	3,440	81,631
Thomas & Betts Corporation*	3,340	80,227
Terex Corp.*	4,421	76,572

		Market
	Shares	Value

J.B. Hunt Transport Services, Inc.	2,730	$71,717
Alliant Techsystems, Inc.*	830	71,181
MSC Industrial Direct Co.	1,760	64,821
Bucyrus International, Inc.	3,440	63,709
Alaska Air Group, Inc.*	2,000	58,500
Rollins, Inc.	3,013	54,475
Donaldson Co., Inc.	1,519	51,114
Korn/Ferry International, Inc.*	4,287	48,958
Lincoln Electric Holdings, Inc.	920	46,856
Navigant Consulting, Inc.*	2,652	42,087
AMETEK, Inc.	1,150	34,741
FTI Consulting, Inc.*	770	34,404
Roper Industries, Inc.	750	32,557
Copart, Inc.*	1,085	29,501

Total Industrials		1,532,764

INFORMATION TECHNOLOGY 17.0%
CommScope, Inc.*	8,350	129,759
Lam Research Corp.*	5,640	120,019
NeuStar, Inc.*	4,710	90,102
Digital River, Inc.*	3,495	86,676
DST Systems, Inc.*	2,274	86,366
Western Digital Corp.*	7,251	83,024
FactSet Research Systems Inc.	1,855	82,065
ValueClick, Inc.*	10,254	70,137
Synopsys, Inc.*	3,620	67,042
Silicon Laboratories, Inc.*	2,683	66,485
F5 Networks, Inc.*	2,737	62,568
Parametric Technology Corp.*	4,460	56,419
Plantronics, Inc.	4,050	53,460
Alliance Data Systems Corp.*	1,045	48,624
Global Payments, Inc.	1,233	40,430
ANSYS, Inc.*	1,438	40,106
Metavante Technologies, Inc.*	2,470	39,792
Cree, Inc.*	2,357	37,406
ACI Worldwide, Inc.*	2,229	35,441
Gartner, Inc. — Class A*	1,820	32,451
Trimble Navigation Ltd.*	1,405	30,362
Mettler-Toledo International, Inc.*	340	22,916

Total Information Technology		1,381,650

ENERGY 11.6%
Frontier Oil Corp.	9,077	114,643
Patterson-UTI Energy, Inc.	9,900	113,949
Helix Energy Solutions Group, Inc.*	15,395	111,460

 1

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Unit Corp.*	3,945	$105,410
Helmerich & Payne, Inc.	3,850	87,587
Encore Acquisition Co.*	3,205	81,792
Quicksilver Resources, Inc.*	11,901	66,289
Denbury Resources, Inc.*	5,889	64,308
FMC Technologies, Inc.*	2,447	58,312
Superior Energy Services*	3,600	57,348
Oceaneering International, Inc.*	1,545	45,021
Comstock Resources, Inc.*	690	32,602

Total Energy		938,721

HEALTH CARE 11.5%
Sepracor, Inc.*	13,685	150,261
United Therapeutics Corp.*	2,341	146,430
Kinetic Concepts, Inc.*	5,140	98,585
VCA Antech, Inc.*	3,807	75,683
Endo Pharmaceuticals Holdings, Inc.*	2,405	62,242
Hologic, Inc.*	4,653	60,815
Lincare Holdings, Inc.*	2,039	54,910
IDEXX Laboratories, Inc.*	1,491	53,795
Techne Corp.	773	49,874
Pharmaceutical Product Development, Inc.	1,615	46,851
ResMed, Inc.*	1,225	45,913
Gen-Probe, Inc.*	1,060	45,411
Cerner Corp.*	1,003	38,565

Total Health Care		929,335

FINANCIALS 7.3%
Affiliated Managers Group, Inc.*	2,154	90,296
Eaton Vance Corp.	4,282	89,965
SEI Investments Co.	5,087	79,917
Jones Lang LaSalle, Inc.	2,422	67,089
HCC Insurance Holdings, Inc.	2,420	64,735
W.R. Berkley Corp.	2,079	64,449
Brown & Brown, Inc.	2,564	53,588
Hanover Insurance Group, Inc.	960	41,251
SVB Financial Group*	1,450	38,033

Total Financials		589,323

MATERIALS 4.8%
Cliffs Natural Resources Inc	4,774	122,262
Steel Dynamics, Inc.	9,867	110,313
FMC Corp.	1,820	81,409
Reliance Steel & Aluminum Co.	3,650	72,781

Total Materials		386,765

		Market
	Shares	Value

CONSUMER STAPLES 3.7%
Hansen Natural Corp.*	4,371	$146,560
Energizer Holdings, Inc.*	2,188	118,458
Church & Dwight Co., Inc.	651	36,534

Total Consumer Staples		301,552

Total Common Stocks (Cost $7,205,109)		7,975,901

	Face
	Amount

REPURCHASE AGREEMENTS 0.4%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	21,079	21,079
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	10,308	10,308
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	842	842

Total Repurchase Agreements (Cost $32,229)		32,229

Total Investments 98.8% (Cost $7,237,338)		$8,008,130

Other Assets in Excess of Liabilities – 1.2%		$93,886

Net Assets – 100.0%		$8,102,016

*	Non-Income Producing Security.

 2

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.0%

FINANCIALS 33.2%
Colonial BancGroup, Inc.	119,919	$248,232
Protective Life Corp.	14,097	202,292
SL Green Realty Corp.	6,160	159,544
Webster Financial Corp.	9,695	133,597
Hospitality Properties Trust	8,448	125,622
Unitrin, Inc.	7,307	116,474
Old Republic International Corp.	9,283	110,653
Duke Realty Corp.	9,816	107,583
Mack-Cali Realty Corp.	4,357	106,747
Apollo Investment Corp.	11,357	105,734
Fidelity National Financial, Inc. — Class A	5,888	104,512
Weingarten Realty Investors	4,566	94,471
Alexandria Real Estate Equities, Inc.	1,540	92,924
Macerich Co.	5,100	92,616
Horace Mann Educators Corp.	9,901	90,990
Liberty Property Trust	3,953	90,247
Camden Property Trust	2,606	81,672
Highwoods Properties, Inc.	2,890	79,070
Regency Centers Corp.	1,680	78,456
Nationwide Health Properties, Inc.	2,717	78,032
Health Care REIT, Inc.	1,838	77,564
Equity One, Inc.	4,308	76,252
Cousins Properties, Inc.	5,254	72,768
Omega Healthcare Investors, Inc.	4,340	69,310
New York Community Bancorp, Inc.	5,748	68,746
Realty Income Corp.	2,881	66,695
BRE Properties, Inc. — Class A	2,287	63,990
Washington Federal, Inc.	3,478	52,031
Associated Banc-Corp.	2,451	51,299
PacWest Bancorp	1,883	50,653
First American Corp.	1,660	47,957
UDR, Inc.	3,294	45,424
Wilmington Trust Corp.	1,892	42,078
Astoria Financial Corp.	2,465	40,623

Total Financials		3,124,858

CONSUMER DISCRETIONARY 23.5%
ArvinMeritor, Inc.	92,070	262,399
Modine Manufacturing Co.	42,856	208,709

		Market
	Shares	Value

Furniture Brands International, Inc.	87,185	$192,679
Belo Corp. — Class A	111,255	173,558
Williams-Sonoma, Inc.	19,320	151,855
Pacific Sunwear of California, Inc.*	95,150	151,288
Foot Locker, Inc.	19,633	144,106
Barnes & Noble, Inc.	8,537	128,055
Brinker International, Inc.	11,650	122,791
Brink’s Home Security Holdings, Inc.*	5,480	120,122
AnnTaylor Stores Corp.*	18,450	106,456
Blyth, Inc.	13,230	103,723
Boyd Gaming Corp.	18,689	88,399
Regis Corp.	5,601	81,383
Harte-Hanks, Inc.	11,840	73,882
American Greetings Corp. — Class A	6,830	51,703
Bob Evans Farms, Inc.	2,237	45,702

Total Consumer Discretionary		2,206,810

MATERIALS 12.6%
Temple-Inland, Inc.	53,170	255,216
Ashland, Inc.	19,559	205,565
Ferro Corp.	22,626	159,514
Chemtura Corp.	94,608	132,451
Louisiana-Pacific Corp.	69,591	108,562
RPM International, Inc.	5,987	79,567
Packaging Corporation of America	5,820	78,337
Cabot Corp.	4,162	63,679
Cytec Industries, Inc.	2,490	52,838
Worthington Industries, Inc.	4,760	52,455

Total Materials		1,188,184

INDUSTRIALS 10.6%
Oshkosh Corp.	27,820	247,320
Kelly Services, Inc. — Class A	13,282	172,799
HNI Corp.	6,750	106,920
Timken Co.	5,080	99,720
Deluxe Corp.	5,760	86,170
YRC Worldwide, Inc.*	22,545	64,704
Crane Co.	3,490	60,168
Manpower, Inc.	1,770	60,162
Alexander & Baldwin, Inc.	1,990	49,869

 1

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Federal Signal Corp.	5,532	$45,418

Total Industrials		993,250

INFORMATION TECHNOLOGY 6.8%
Tech Data Corp.*	7,042	125,629
Ingram Micro, Inc. — Class A*	9,324	124,848
Imation Corp.	5,819	78,964
Intersil Corp. — Class A	7,710	70,855
Vishay Intertechnology, Inc.*	20,655	70,640
Arrow Electronics, Inc.*	3,683	69,388
Avnet, Inc.*	2,960	53,902
RF Micro Devices, Inc.*	53,800	41,964

Total Information Technology		636,190

UTILITIES 5.6%
Great Plains Energy, Inc.	4,982	96,302
PNM Resources, Inc.	8,451	85,186
Oneok, Inc.	2,680	78,042
Westar Energy, Inc.	2,980	61,120
Black Hills Corp.	2,026	54,621
NV Energy, Inc.	5,178	51,210
AGL Resources, Inc.	1,613	50,567
OGE Energy Corp.	1,918	49,446

Total Utilities		526,494

HEALTH CARE 2.8%
Health Net, Inc.*	9,170	99,861
Kindred Healthcare, Inc.*	6,991	91,023
WellCare Health Plans, Inc.*	5,890	75,746

Total Health Care		266,630

CONSUMER STAPLES 2.4%
Smithfield Foods, Inc.*	11,703	164,661
Universal Corp.	2,099	62,697

Total Consumer Staples		227,358

		Market
	Shares	Value

ENERGY 0.5%
Southern Union Co.	3,833	$49,982

Total Energy		49,982

Total Common Stocks (Cost $9,071,039)		9,219,756

	Face
	Amount

REPURCHASE AGREEMENTS 1.8%
Collateralized by Obligations of the U.S. Treasury or U.S. Government Agencies

Mizuho Financial Group, Inc. issued 12/31/08 at 0.02% due 01/02/09	113,565	113,565
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	55,536	55,536
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	4,538	4,538

Total Repurchase Agreements (Cost $173,639)		173,639

Total Investments 99.8% (Cost $9,244,678)		$9,393,395

Other Assets in Excess of Liabilities – 0.2%		$16,632

Net Assets – 100.0%		$9,410,027

*	Non-Income Producing Security.

 2

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 95.9%

FINANCIALS 17.3%
JPMorgan Chase & Co.	3,772	$118,931
Wells Fargo & Co.	3,426	100,998
Bank of America Corp.	5,100	71,808
Senior Housing Properties Trust	3,100	55,552
Hudson City Bancorp, Inc.	3,180	50,753
AFLAC, Inc.	1,080	49,507
Unum Group	2,650	49,290
Platinum Underwriters Holdings Ltd.	1,310	47,265
Omega Healthcare Investors, Inc.	2,890	46,153
Health Care REIT, Inc.	1,090	45,998
Ameriprise Financial, Inc.	1,952	45,599
Fifth Third Bancorp	5,391	44,530
FNB Corp.	3,340	44,088
IPC Holdings Ltd.	1,470	43,953
Alexandria Real Estate Equities, Inc.	710	42,841
BB&T Corp.	1,550	42,563
Axis Capital Holdings Ltd.	1,460	42,515
Reinsurance Group of America, Inc.	990	42,392
Marshall & Ilsley Corp.	3,100	42,284
Entertainment Properties Trust	1,403	41,809
MFA Mortgage Investments, Inc.	6,931	40,824
Agree Realty Corp.	2,240	40,611
Discover Financial Services	4,200	40,026
Transatlantic Holdings, Inc.	990	39,659
State Auto Financial Corp.	1,310	39,379
Hanover Insurance Group, Inc.	910	39,103
American Financial Group, Inc.	1,700	38,896
Kilroy Realty Corp.	1,150	38,479
Safety Insurance Group, Inc.	1,010	38,441
Prospect Capital Corp.	3,200	38,304
First Horizon National Corp.	3,621	38,269
Camden Property Trust	1,200	37,608
Hercules Technology Growth Capital, Inc.	4,700	37,224
Dollar Financial Corp.*	3,540	36,462
Assurant, Inc.	1,210	36,300
Harleysville National Corp.	2,510	36,244
Cogdell Spencer, Inc.	3,810	35,662

		Market
	Shares	Value

Capital One Financial Corp.	1,110	$35,398
Sanders Morris Harris Group Inc.	5,781	34,628
Huntington Bancshares, Inc.	4,100	31,406
Oriental Financial Group	5,181	31,345
Associated Estates Realty Corp.	3,390	30,951
Citigroup, Inc.	4,570	30,665
Aspen Insurance Holdings Ltd.	1,180	28,615
Annaly Capital Management, Inc.	1,782	28,280
Capstead Mortgage Corp.	2,450	26,386
Peoples Bancorp, Inc.	1,260	24,104
Chubb Corp.	470	23,970
WesBanco, Inc.	880	23,945
Wachovia Corp.	4,240	23,490
Legg Mason, Inc.	1,070	23,444
CME Group, Inc.	110	22,892
Post Properties, Inc.	1,330	21,945
Unitrin, Inc.	1,220	19,447
World Acceptance Corp.*	970	19,167
International Assets Holding Corp.*	2,210	18,962
Citizens & Northern Corp.	960	18,960
Weingarten Realty Investors	900	18,621
CNA Surety Corp.*	930	17,856
PS Business Parks, Inc.	390	17,417
PNC Financial Services Group, Inc.	350	17,150
Fidelity National Financial, Inc. — Class A	920	16,330
Santander BanCorp	1,290	16,112
Extra Space Storage, Inc.	1,530	15,790
Assured Guaranty Ltd.	1,350	15,390
MetLife, Inc.	430	14,990
NYSE Euronext	520	14,238
East-West Bancorp, Inc.	890	14,213
MGIC Investment Corp.	3,240	11,275
Evercore Partners, Inc. — Class A	870	10,866
Simon Property Group, Inc.	190	10,095
UCBH Holdings, Inc.	1,220	8,394
First Financial Holdings, Inc.	410	8,298
Knight Capital Group, Inc. — Class A*	500	8,075
Urstadt Biddle Properties, Inc.	470	7,487
U.S. Bancorp	230	5,752
Pinnacle Financial Partners, Inc.*	190	5,664
CNA Financial Corp.	250	4,110
Cedar Shopping Centers, Inc.	570	4,036

 1

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Anworth Mortgage Asset Corp.	470	$3,022
Franklin Street Properties Corp., Inc.	120	1,770
E*Trade Financial Corp.*	870	1,000
Cincinnati Financial Corp.	30	872
American International Group, Inc.	522	819

Total Financials		2,507,962

INFORMATION TECHNOLOGY 15.5%
International Business Machines Corp.	1,340	112,774
Hewlett-Packard Co.	2,530	91,814
Microsoft Corp.	3,720	72,317
Apple, Inc.*	790	67,426
Oracle Corp.*	3,200	56,736
Google, Inc. — Class A*	180	55,377
Automatic Data Processing, Inc.	1,270	49,962
CA, Inc.	2,690	49,846
Interwoven, Inc.*	3,612	45,511
Analog Devices, Inc.	2,330	44,317
Parametric Technology Corp.*	3,420	43,263
Linear Technology Corp.	1,950	43,134
Symantec Corp.*	3,040	41,101
CACI International, Inc. — Class A*	910	41,032
Corning, Inc.	4,300	40,979
Alliance Data Systems Corp.*	870	40,481
Plexus Corp.*	2,370	40,171
Fidelity National Information Services, Inc.	2,400	39,048
Marvell Technology Group Ltd.*	5,851	39,026
FactSet Research Systems Inc.	880	38,931
PC-Tel, Inc.	5,910	38,829
Mantech International Corp. — Class A*	710	38,475
Starent Networks Corp.*	3,220	38,415
CommScope, Inc.*	2,470	38,384
Sohu.com, Inc.*	800	37,872
Diebold, Inc.	1,340	37,641
Heartland Payment Systems, Inc.	2,150	37,625
Jabil Circuit, Inc.	5,511	37,199
TeleCommunication Systems, Inc. — Class A*	4,310	37,023

		Market
	Shares	Value

Multi-Fineline Electronix, Inc.*	3,160	$36,940
Western Digital Corp.*	3,221	36,880
Motorola, Inc.	8,291	36,729
Silicon Laboratories, Inc.*	1,480	36,674
i2 Technologies, Inc.*	5,601	35,790
Black Box Corp.	1,370	35,784
Transmeta Corp.*	1,960	35,672
Smith Micro Software, Inc.*	6,211	34,533
Cisco Systems, Inc.*	2,090	34,067
United Online, Inc.	5,590	33,931
Intel Corp.	2,260	33,132
Radisys Corp.*	5,881	32,522
Take-Two Interactive Software, Inc.	4,250	32,130
Amphenol Corp.	1,320	31,654
Juniper Networks, Inc.*	1,750	30,643
Ingram Micro, Inc. — Class A*	2,260	30,261
Skyworks Solutions, Inc.*	5,191	28,758
Accenture Ltd. — Class A	840	27,544
Affiliated Computer Services, Inc. — Class A*	540	24,813
OSI SYSTEMS INC*	1,650	22,853
Bel Fuse, Inc. — Class B	950	20,140
Hughes Communications, Inc.*	1,180	18,809
Akamai Technologies, Inc.*	1,200	18,108
Netscout Systems, Inc.*	2,020	17,412
NCR Corp.*	1,200	16,968
NCI, Inc.*	530	15,969
Harris Corp.	410	15,601
Computer Sciences Corp.*	360	12,650
MEMC Electronic Materials, Inc.*	820	11,710
Intersil Corp. — Class A	1,190	10,936
InfoSpace, Inc.	1,360	10,268
VistaPrint Ltd.*	540	10,049
Teletech Holdings, Inc.*	790	6,597
SYNNEX Corp.*	500	5,665
Qualcomm, Inc.	120	4,300
JDS Uniphase Corp.*	800	2,920
QLogic Corp.*	130	1,747

Total Information Technology		2,245,868

HEALTH CARE 13.9%
Abbott Laboratories	1,700	90,729
Johnson & Johnson, Inc.	1,360	81,369
Bristol-Myers Squibb Co.	2,810	65,332
Eli Lilly & Co.	1,490	60,002
Baxter International, Inc.	1,060	56,805

 2

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Myriad Genetics, Inc.*	790	$52,345
Pfizer, Inc.	2,640	46,754
Medco Health Solutions, Inc.*	1,100	46,101
AmerisourceBergen Corp.	1,290	46,001
Bio-Rad Laboratories, Inc. — Class A*	600	45,186
Becton, Dickinson & Co.	660	45,137
Gilead Sciences, Inc.*	880	45,003
Express Scripts, Inc.*	810	44,534
Cardinal Health, Inc.	1,260	43,432
Biogen Idec, Inc.*	900	42,867
Omnicare, Inc.	1,500	41,640
Viropharma, Inc.*	3,190	41,534
Celgene Corp.*	750	41,460
Amedisys, Inc.*	990	40,927
Pharmaceutical Product Development, Inc.	1,400	40,614
Mylan Laboratories, Inc.*	4,070	40,252
Thoratec Corp.*	1,230	39,963
Gen-Probe, Inc.*	920	39,413
Greatbatch, Inc.*	1,480	39,161
Techne Corp.	600	38,712
Teleflex, Inc.	770	38,577
Gentiva Health Services, Inc.*	1,290	37,745
Perrigo Co.	1,160	37,480
Emergency Medical Services Corp. — Class A*	1,020	37,342
Computer Programs & Systems, Inc.	1,390	37,252
Hologic, Inc.*	2,830	36,988
Warner Chilcott Ltd.*	2,500	36,250
Schering-Plough Corp.	2,120	36,104
Cardiac Science Corp.*	4,740	35,550
Emergent Biosolutions, Inc.*	1,360	35,510
Cephalon, Inc.*	460	35,438
Genzyme Corp.*	510	33,849
Cubist Pharmaceuticals, Inc.*	1,310	31,650
National Healthcare Corp.	590	29,878
Conmed Corp.*	1,180	28,249
Sun Healthcare Group, Inc.*	3,160	27,966
Healthspring, Inc.*	1,400	27,958
Hill-Rom Holdings, Inc.	1,600	26,336
AmSurg Corp.*	1,020	23,807
Masimo Corp.*	750	22,372
Albany Molecular Research, Inc.*	2,020	19,675
PDL BioPharma, Inc.	3,070	18,973
Sepracor, Inc.*	1,670	18,337
Stryker Corp.	400	15,980
Luminex Corp.*	650	13,884
Amgen, Inc.*	170	9,818
eResearch Technology, Inc.*	1,420	9,415

		Market
	Shares	Value

Questcor Pharmaceuticals, Inc.*	890	$8,286
Merck & Company, Inc.	250	7,600
Zoll Medical Corp.*	370	6,989
Quest Diagnostics, Inc.	130	6,748
Cerner Corp.*	110	4,230
Par Pharmaceutical Companies, Inc.*	140	1,877
ArthroCare Corp.*	230	1,097
Wyeth	10	375

Total Health Care		2,014,858

INDUSTRIALS 12.0%
General Electric Co.	4,850	78,570
Emerson Electric Co.	1,500	54,915
Parker Hannifin Corp.	1,230	52,324
ITT Corporation	1,120	51,509
Lockheed Martin Corp.	610	51,289
Union Pacific Corp.	1,070	51,146
Raytheon Co.	950	48,488
Burlington Northern Santa Fe Corp.	640	48,454
Northrop Grumman Corp.	1,050	47,292
Fluor Corp.	1,040	46,665
Norfolk Southern Corp.	990	46,579
Regal-Beloit Corp.	1,210	45,968
Hawaiian Holdings, Inc.*	6,961	44,411
SkyWest, Inc.	2,380	44,268
EMCOR Group, Inc.*	1,960	43,963
LMI Aerospace, Inc.*	3,660	41,614
URS Corp.*	1,010	41,178
ABM Industries, Inc.	2,160	41,148
Timken Co.	2,050	40,241
Continental Airlines, Inc. — Class B*	2,190	39,551
Triumph Group, Inc.	920	39,063
Kirby Corp.*	1,390	38,030
AGCO Corp.*	1,600	37,744
Circor International, Inc.	1,360	37,400
Federal Signal Corp.	4,550	37,355
SPX Corp.	900	36,495
Knoll, Inc.	4,042	36,459
Ennis Inc.	2,970	35,967
DXP Enterprises, Inc.*	2,370	34,626
VSE Corp.	880	34,522
Multi-Color Corp.	2,150	34,013
CSX Corp.	980	31,821
Dover Corp.	930	30,616
MSC Industrial Direct Co. — Class A	790	29,096

 3

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Republic Airways Holdings, Inc.*	2,240	$23,901
Manitowoc Co., Inc.	2,670	23,122
CH Robinson Worldwide, Inc.	420	23,113
Valmont Industries, Inc.	340	20,862
Encore Wire Corp.	1,090	20,666
Textron, Inc.	1,370	19,002
GrafTech International Ltd.*	2,260	18,803
Goodrich Corp.	490	18,140
Comfort Systems USA, Inc.	1,560	16,630
Flowserve Corp.	290	14,935
Joy Global, Inc.	520	11,903
Titan International, Inc.	1,390	11,468
Eaton Corp.	190	9,445
Sterling Construction Co., Inc.*	460	8,528
AMETEK, Inc.	270	8,157
School Specialty, Inc.*	410	7,839
Chart Industries, Inc.*	690	7,335
Shaw Group, Inc.*	320	6,550
Tyco International Ltd.	230	4,968
Energy Conversion Devices, Inc.*	160	4,034
United Technologies Corp.	70	3,752
Franklin Electric Co., Inc.	120	3,373
EnerSys*	260	2,860
TBS International Ltd. — Class A*	250	2,508
Genco Shipping & Trading Ltd.	80	1,184
3M Co.	10	575

Total Industrials		1,746,433

CONSUMER DISCRETIONARY 9.6%
Walt Disney Co.	2,781	63,101
Time Warner, Inc.	5,721	57,553
Comcast Corp. — Class A	2,961	49,982
H&R Block, Inc.	2,180	49,529
Darden Restaurants, Inc.	1,670	47,061
McDonald’s Corp.	720	44,777
Jo-Ann Stores, Inc.*	2,830	43,837
Nike, Inc. — Class B	840	42,840
Staples, Inc.	2,310	41,395
Ross Stores, Inc.	1,390	41,325
Polaris Industries, Inc.	1,440	41,256
Carnival Corp.	1,680	40,858
Family Dollar Stores, Inc.	1,560	40,669
Petsmart, Inc.	2,180	40,221
Tractor Supply Co.*	1,090	39,393
DeVry, Inc.	670	38,465
Polo Ralph Lauren Corp.	820	37,236

		Market
	Shares	Value

Omnicom Group, Inc.	1,340	$36,073
P.F. Chang’s China Bistro, Inc.*	1,650	34,551
Unifirst Corp.	1,162	34,500
Core-Mark Holding Co., Inc.*	1,590	34,217
Johnson Controls, Inc.	1,880	34,141
Foot Locker, Inc.	4,510	33,103
Genuine Parts Co.	850	32,181
DineEquity, Inc.	2,770	32,021
Fred’s, Inc.	2,930	31,527
Fuqi International, Inc.*	4,800	30,048
TJX Companies, Inc.	1,190	24,478
Amazon.com, Inc.*	440	22,563
True Religion Apparel, Inc.*	1,610	20,028
Genesco, Inc.*	1,150	19,458
Kenneth Cole Productions, Inc. — Class A	2,740	19,399
Harman International Industries, Inc.	1,110	18,570
Pulte Homes, Inc.	1,640	17,925
Collective Brands, Inc.*	1,340	15,705
Gaylord Entertainment Co.*	1,270	13,767
DIRECTV Group, Inc.*	600	13,746
Tupperware Brands Corp.	580	13,166
Citi Trends, Inc.*	880	12,954
Life Time Fitness, Inc.*	990	12,820
Apollo Group, Inc. — Class A*	140	10,727
Whirlpool Corp.	230	9,510
priceline.com, Inc.*	120	8,838
Exide Technologies*	1,670	8,834
Brookfield Homes Corp.	1,540	6,653
Fuel Systems Solutions, Inc.*	190	6,224
Best Buy Company, Inc.	220	6,184
Finish Line, Inc. — Class A	1,050	5,880
Stage Stores, Inc.	660	5,445
Group 1 Automotive, Inc.	400	4,308
Wolverine World Wide, Inc.	100	2,104
WMS Industries, Inc.*	60	1,614

Total Consumer Discretionary		1,392,760

ENERGY 8.7%
Exxon Mobil Corp.	3,160	252,263
Chevron Corp.	1,450	107,256
Murphy Oil Corp.	1,150	51,002
Noble Corp.	2,020	44,622
Transocean Ltd.*	920	43,470
Plains Exploration & Production Co.*	1,810	42,064
World Fuel Services Corp.	1,130	41,810

 4

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Diamond Offshore Drilling, Inc.	700	$41,258
Nordic American Tanker Shipping	1,190	40,162
Overseas Shipholding Group, Inc.	900	37,899
Peabody Energy Corp.	1,590	36,173
Frontline Ltd.	1,220	36,124
Williams Companies, Inc.	2,410	34,897
Delek US Holdings, Inc.	6,361	33,650
Southwestern Energy Co.*	1,070	30,998
Hornbeck Offshore Services, Inc.*	1,850	30,229
Valero Energy Corp.	1,370	29,647
Alpha Natural Resources, Inc.*	1,730	28,009
Massey Energy Co.	1,972	27,194
ConocoPhillips	510	26,418
Schlumberger Ltd.	622	26,329
Arch Coal, Inc.	1,560	25,412
Chesapeake Energy Corp.	1,490	24,093
McMoRan Exploration Co.*	2,380	23,324
Whiting Petroleum Corp.*	660	22,084
Mariner Energy, Inc.*	2,100	21,420
Pioneer Drilling Co.*	3,270	18,214
ENSCO International, Inc.	580	16,466
Oil States International, Inc.*	790	14,765
Willbros Group, Inc.*	1,600	13,552
Cimarex Energy Co.	480	12,854
Swift Energy Co.*	660	11,095
Tesoro Corp.	820	10,799
Encore Acquisition Co.*	180	4,594
Apache Corp.	20	1,491
Superior Well Services, Inc.*	60	600
Southern Union Co.	1	7

Total Energy		1,262,244

CONSUMER STAPLES 7.1%
Procter & Gamble Co.	2,112	130,564
Wal-Mart Stores, Inc.	1,290	72,317
Altria Group, Inc.	3,390	51,053
Bunge Ltd.	960	49,699
Costco Wholesale Corp.	910	47,775
Archer-Daniels-Midland Co.	1,632	47,051
Kroger Co.	1,740	45,953
Nash Finch Co.	940	42,197
TreeHouse Foods, Inc.*	1,540	41,950
Chiquita Brands International, Inc.*	2,730	40,349
Central Garden and Pet Co. — Class A*	6,680	39,412

		Market
	Shares	Value

Pantry, Inc.*	1,790	$38,396
Coca-Cola Co.	840	38,027
Zhongpin, Inc.*	3,160	37,920
Cal-Maine Foods, Inc.	1,320	37,884
Philip Morris International, Inc.	840	36,548
PepsiAmericas, Inc.	1,790	36,444
Calavo Growers, Inc.	3,070	35,305
Tyson Foods, Inc. — Class A	3,920	34,339
Susser Holdings Corp.*	2,280	30,301
Coca-Cola Bottling Co. Consolidated	610	28,036
PepsiCo, Inc.	470	25,742
Village Super Market	380	21,808
Sysco Corp.	730	16,746
China Sky One Medical, Inc.*	460	7,355
Nu Skin Enterprises, Inc.	390	4,068
Spectrum Brands, Inc.*	1,361	123

Total Consumer Staples		1,037,362

UTILITIES 5.5%
NRG Energy, Inc.*	2,050	47,827
DTE Energy Co.	1,290	46,014
Entergy Corp.	540	44,890
Northeast Utilities	1,790	43,067
CenterPoint Energy, Inc.	3,370	42,529
CH Energy Group, Inc.	820	42,140
NorthWestern Corp.	1,770	41,542
Oneok, Inc.	1,417	41,263
Unisource Energy Corp.	1,390	40,810
Reliant Energy, Inc.*	7,040	40,691
Central Vermont Public Service Corp.	1,670	39,846
UGI Corp.	1,620	39,560
OGE Energy Corp.	1,520	39,186
Great Plains Energy, Inc.	2,000	38,660
Atmos Energy Corp.	1,620	38,394
Pepco Holdings, Inc.	2,110	37,474
Vectren Corp.	1,470	36,765
CMS Energy Corp.	3,370	34,071
Alliant Energy Corp.	950	27,721
Questar Corp.	260	8,499
Avista Corp.	370	7,171
AES Corp.*	840	6,922
NV Energy, Inc.	690	6,824
PNM Resources, Inc.	370	3,730
Dynegy Inc.*	460	920

Total Utilities		796,516

 5

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

MATERIALS 4.0%
Innophos Holdings, Inc.	2,440	$48,336
International Paper Co.	3,551	41,902
Bway Holding Co.*	5,160	41,074
Compass Minerals International, Inc.	660	38,716
Celanese Corp.	3,060	38,036
Cabot Corp.	2,440	37,332
A. Schulman, Inc.	2,190	37,230
Glatfelter	3,980	37,014
Stepan Co.	730	34,303
Schweitzer-Mauduit International, Inc.	1,650	33,033
Greif, Inc. — Class A	950	31,758
The Mosaic Co.	640	22,144
United States Steel Corp.	590	21,948
Steel Dynamics, Inc.	1,680	18,782
Ashland, Inc.	1,610	16,921
OM Group, Inc.*	650	13,722
Eastman Chemical Co.	420	13,318
Koppers Holdings, Inc.	610	13,188
CF Industries Holdings, Inc.	250	12,290
AK Steel Holding Corp.	970	9,040
Huntsman Corp.	2,220	7,637
Owens-Illinois, Inc.*	270	7,379
Terra Industries, Inc.	320	5,334
Cliffs Natural Resources Inc	200	5,122
Intrepid Potash, Inc.*	130	2,700
Monsanto Co.	10	704

Total Materials		588,963

TELECOMMUNICATION SERVICES 2.3%
AT&T, Inc.	3,300	94,050
Verizon Communications, Inc.	2,530	85,767
Embarq Corp.	1,350	48,546
Syniverse Holdings, Inc.*	3,790	45,253
Shenandoah Telecommunications Co.	1,410	39,550
NII Holdings, Inc. — Class B*	1,100	19,998

Total Telecommunication Services		333,164

Total Common Stocks (Cost $15,198,122)		13,926,130

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 3.1%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	290,408	$290,408
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	142,016	142,016
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	11,605	11,605

Total Repurchase Agreements (Cost $444,029)		444,029

Total Investments 99.0% (Cost $15,642,151)		$14,370,159

Other Assets in Excess of Liabilities – 1.0%		$143,944

Net Assets – 100.0%		$14,514,103

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
March 2009 S&P 400 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $587,730)	11	$25,792

*	Non-Income Producing Security.

 6

NASDAQ-100® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 96.4%

INFORMATION TECHNOLOGY 56.8%
Apple, Inc.*	437,210	$37,315,873
Qualcomm, Inc.	704,050	25,226,111
Microsoft Corp.	1,079,560	20,986,646
Google, Inc. — Class A*	51,390	15,810,133
Oracle Corp.*	757,870	13,437,035
Cisco Systems, Inc.*	737,630	12,023,369
Intel Corp.	686,790	10,068,341
Research In Motion Ltd.*	199,510	8,096,116
Automatic Data Processing, Inc.	126,540	4,978,084
eBay, Inc.*	335,820	4,688,047
Symantec Corp.*	308,260	4,167,675
Adobe Systems, Inc.*	183,490	3,906,502
Activision Blizzard Inc.*	417,010	3,602,966
Intuit, Inc.*	142,170	3,382,224
CA, Inc.	175,540	3,252,756
Paychex, Inc.	120,700	3,171,996
Yahoo!, Inc.*	235,230	2,869,806
Dell, Inc.*	252,240	2,582,938
Fiserv, Inc.*	70,640	2,569,177
Applied Materials, Inc.	244,670	2,478,507
Altera Corp.	147,480	2,464,391
Broadcom Corp. — Class A*	143,710	2,438,759
Linear Technology Corp.	104,500	2,311,540
Xilinx, Inc.	128,130	2,283,277
Juniper Networks, Inc.*	122,350	2,142,348
Electronic Arts, Inc.*	114,070	1,829,683
Cognizant Technology Solutions Corp. — Class A*	100,070	1,807,264
Citrix Systems, Inc.*	76,100	1,793,677
NetApp, Inc.*	121,740	1,700,708
Autodesk, Inc.*	83,140	1,633,701
Flir Systems, Inc.*	51,270	1,572,964
KLA-Tencor Corp.	72,160	1,572,366
Nvidia Corp.*	185,970	1,500,778
Check Point Software Technologies Ltd.*	74,640	1,417,414
Marvell Technology Group Ltd.*	205,580	1,371,219
Maxim Integrated Products, Inc.	109,670	1,252,431
VeriSign, Inc.*	64,510	1,230,851
Baidu.com — SP ADR*	9,310	1,215,607
Microchip Technology, Inc.	53,320	1,041,340
Infosys Technologies Ltd. — SP ADR	39,660	974,446

		Market
	Shares	Value

Lam Research Corp.*	45,500	$968,240
Logitech International SA*	61,450	957,391
Akamai Technologies, Inc.*	57,140	862,243
IAC/InterActiveCorp*	51,370	808,050
Flextronics International Ltd.*	309,680	792,781
Seagate Technology	171,700	760,631
Sun Microsystems, Inc.*	113,290	432,768

Total Information Technology		223,751,170

HEALTH CARE 19.6%
Gilead Sciences, Inc.*	316,190	16,169,957
Amgen, Inc.*	174,140	10,056,585
Teva Pharmaceutical Industries Ltd. — SP ADR	225,050	9,580,378
Celgene Corp.*	160,200	8,855,856
Genzyme Corp.*	119,590	7,937,188
Biogen Idec, Inc.*	111,830	5,326,463
Express Scripts, Inc.*	77,870	4,281,293
Cephalon, Inc.*	23,510	1,811,210
Intuitive Surgical, Inc.*	13,780	1,749,922
Vertex Pharmaceuticals, Inc.*	55,490	1,685,786
Life Technologies Corp.*	61,860	1,441,957
DENTSPLY International, Inc.	50,420	1,423,861
Warner Chilcott Ltd.*	88,100	1,277,450
Hologic, Inc.*	95,000	1,241,650
Pharmaceutical Product Development, Inc.	40,420	1,172,584
Henry Schein, Inc.*	31,410	1,152,433
Illumina, Inc.*	42,820	1,115,461
Patterson Companies, Inc.*	41,110	770,813

Total Health Care		77,050,847

CONSUMER DISCRETIONARY 11.7%
Comcast Corp. — Class A	508,700	8,586,856
DIRECTV Group, Inc.*	269,680	6,178,369
Amazon.com, Inc.*	100,400	5,148,512
Apollo Group, Inc. — Class A*	56,690	4,343,588
Starbucks Corp.*	359,530	3,401,154
Staples, Inc.	168,980	3,028,121
Wynn Resorts Ltd.*	43,060	1,819,716
Sears Holdings Corp.*	45,600	1,772,472
O’Reilly Automotive, Inc.*	47,280	1,453,387
Ross Stores, Inc.	46,900	1,394,337
Garmin Ltd.	66,240	1,269,821
Urban Outfitters, Inc.*	58,500	876,330
Liberty Global, Inc. — Class A*	53,610	853,471

 1

NASDAQ-100® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

DISH Network Corp. — Class A*	75,940	$842,175
Expedia, Inc.*	99,510	819,962
Liberty Media Corp — Interactive*	191,890	598,697
Focus Media Holding — SP ADR*	40,350	366,781

Total Consumer Discretionary		45,884,222

INDUSTRIALS 5.7%
Paccar, Inc.	143,350	4,099,810
First Solar, Inc.*	25,040	3,454,518
CH Robinson Worldwide, Inc.	58,970	3,245,119
Expeditors International of Washington, Inc.	73,410	2,442,351
Fastenal Co.	50,070	1,744,940
Stericycle, Inc.*	31,700	1,650,936
Cintas Corp.	64,640	1,501,587
Ryanair Holdings PLC — SP ADR*	41,000	1,192,280
J.B. Hunt Transport Services, Inc.	44,400	1,166,388
Foster Wheeler Ltd.*	46,490	1,086,936
Joy Global, Inc.	35,380	809,848

Total Industrials		22,394,713

CONSUMER STAPLES 1.3%
Costco Wholesale Corp.	80,180	4,209,450
Hansen Natural Corp.*	32,250	1,081,343

Total Consumer Staples		5,290,793

TELECOMMUNICATION SERVICES 0.7%
Millicom International Cellular SA	36,940	1,658,975
NII Holdings, Inc. — Class B*	56,810	$1,032,806

Total Telecommunication Services		2,691,781

MATERIALS 0.6%
Sigma-Aldrich Corp.	42,450	1,793,088
Steel Dynamics, Inc.	66,070	738,663

Total Materials		2,531,751

Total Common Stocks (Cost $298,236,126)		379,595,277

		Market
	Shares	Value

REPURCHASE AGREEMENTS 3.2%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	8,171,939	$8,171,939
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	3,996,264	3,996,264
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	326,544	326,544

Total Repurchase Agreements (Cost $12,494,747)		12,494,747

Total Investments 99.6% (Cost $310,730,873)		$392,090,024

Other Assets in Excess of Liabilities – 0.4%		$1,649,748

Net Assets – 100.0%		$393,739,772

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
March 2009 NASDAQ-100 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $3,775,980)	156	$7,426

		Unrealized
	Units	Gain

Equity Index Swap Agreements
Goldman Sachs International January 2009 NASDAQ-100 Index Swap, Terminating 01/08/09 **
(Notional Market Value $10,237,410)	8,449	$12,383

*	Non-Income Producing Security.

**	Total Return based on Nasdaq 100 Index +/- financing at a variable rate.

ADR – American Depository Receipt

 2

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 62.6%

INFORMATION TECHNOLOGY 9.6%
Microsoft Corp.	45,270	$880,049
International Business Machines Corp.	7,950	669,072
Cisco Systems, Inc.*	34,650	564,795
Hewlett-Packard Co.	14,489	525,806
Intel Corp.	32,920	482,607
Apple, Inc.*	5,263	449,197
Google, Inc. — Class A*	1,418	436,248
Oracle Corp.*	23,183	411,035
Qualcomm, Inc.	9,804	351,277
EMC Corp*	12,080	126,478
Texas Instruments, Inc.	7,680	119,194
Automatic Data Processing, Inc.	3,005	118,217
Dell, Inc.*	10,240	104,858
Yahoo!, Inc.*	8,214	100,211
eBay, Inc.*	6,350	88,646
Corning, Inc.	9,200	87,676
Applied Materials, Inc.	7,939	80,422
Symantec Corp.*	4,950	66,924
Adobe Systems, Inc.*	3,140	66,851
MasterCard, Inc.	430	61,460
Western Union Co.	4,230	60,658
Motorola, Inc.	13,414	59,424
Juniper Networks, Inc.*	3,120	54,631
Paychex, Inc.	1,898	49,879
Intuit, Inc.*	1,900	45,201
Broadcom Corp. — Class A*	2,630	44,631
Tyco Electronics Ltd.	2,700	43,767
CA, Inc.	2,335	43,268
Xerox Corp.	5,120	40,806
Fiserv, Inc.*	950	34,551
Analog Devices, Inc.	1,730	32,905
Agilent Technologies, Inc.*	2,080	32,510
Computer Sciences Corp.*	901	31,661
McAfee, Inc.*	910	31,459
Cognizant Technology Solutions Corp. — Class A*	1,722	31,099
Electronic Arts, Inc.*	1,898	30,444
Harris Corp.	800	30,440
BMC Software, Inc.*	1,110	29,870
Altera Corp.	1,760	29,410
Linear Technology Corp.	1,306	28,889
Xilinx, Inc.	1,620	28,868
NetApp, Inc.*	1,952	27,269

		Market
	Shares	Value

Affiliated Computer Services, Inc. — Class A*	580	$26,651
Autodesk, Inc.*	1,333	26,193
Nvidia Corp.*	3,170	25,582
Citrix Systems, Inc.*	1,080	25,456
Flir Systems, Inc.*	820	25,158
Amphenol Corp.	1,040	24,939
VeriSign, Inc.*	1,144	21,827
KLA-Tencor Corp.	1,000	21,790
Microchip Technology, Inc.	1,080	21,092
Salesforce.com, Inc.*	620	19,846
MEMC Electronic Materials, Inc.*	1,329	18,978
Fidelity National Information Services, Inc.	1,130	18,385
Sun Microsystems, Inc.*	4,370	16,693
Total System Services, Inc.	1,170	16,380
Teradata Corp.*	1,037	15,379
Akamai Technologies, Inc.*	1,000	15,090
SanDisk Corp.*	1,335	12,816
LSI Logic Corp.*	3,810	12,535
Lexmark International, Inc.*	460	12,374
Molex, Inc.	842	12,201
Micron Technology, Inc.*	4,522	11,938
National Semiconductor Corp.	1,160	11,681
QLogic Corp.*	760	10,214
Compuware Corp.*	1,460	9,855
Tellabs, Inc.*	2,357	9,711
Jabil Circuit, Inc.	1,245	8,404
Novell, Inc.*	2,045	7,955
Advanced Micro Devices, Inc.*	3,606	7,789
Novellus Systems, Inc.*	580	7,157
JDS Uniphase Corp.*	1,299	4,741
Convergys Corp.*	714	4,577
Teradyne, Inc.*	1,000	4,220
Ciena Corp.*	540	3,618

Total Information Technology		7,123,888

HEALTH CARE 9.2%
Johnson & Johnson, Inc.	16,420	982,409
Pfizer, Inc.	39,901	706,647
Abbott Laboratories	9,183	490,097
Merck & Company, Inc.	12,520	380,608
Amgen, Inc.*	6,267	361,919
Wyeth	7,878	295,504
Gilead Sciences, Inc.*	5,437	278,048
Bristol-Myers Squibb Co.	11,715	272,374
Eli Lilly & Co.	5,922	238,479
Medtronic, Inc.	6,620	208,000
Baxter International, Inc.	3,670	196,675

 1

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

UnitedHealth Group, Inc.	7,150	$190,190
Schering-Plough Corp.	9,621	163,846
Celgene Corp.*	2,715	150,085
WellPoint, Inc.*	3,016	127,064
Medco Health Solutions, Inc.*	2,940	123,215
Covidien Ltd.	2,989	108,321
Genzyme Corp.*	1,599	106,126
Becton, Dickinson & Co.	1,442	98,618
Thermo Fisher Scientific, Inc.*	2,490	84,834
Biogen Idec, Inc.*	1,729	82,352
Express Scripts, Inc.*	1,464	80,491
Aetna, Inc.	2,720	77,520
Cardinal Health, Inc.	2,130	73,421
Allergan, Inc.	1,818	73,302
Boston Scientific Corp.*	8,882	68,747
St. Jude Medical, Inc.*	2,040	67,238
McKesson Corp.	1,640	63,517
Stryker Corp.	1,440	57,528
Zimmer Holdings, Inc.*	1,325	53,557
C.R. Bard, Inc.	585	49,292
Quest Diagnostics, Inc.	937	48,640
Forest Laboratories, Inc.*	1,790	45,591
Laboratory Corporation of America Holdings*	640	41,222
Humana, Inc.*	994	37,056
AmerisourceBergen Corp.	930	33,164
Cephalon, Inc.*	410	31,586
DaVita, Inc.*	618	30,634
Intuitive Surgical, Inc.*	230	29,208
CIGNA Corp.	1,623	27,348
Varian Medical Systems, Inc.*	740	25,930
Hospira, Inc.*	945	25,345
DENTSPLY International, Inc.	880	24,851
Life Technologies Corp.*	1,020	23,776
Waters Corp.*	580	21,257
Mylan Laboratories, Inc.*	1,804	17,842
Millipore Corp.*	330	17,002
Watson Pharmaceuticals, Inc.*	620	16,473
IMS Health, Inc.	1,075	16,297
King Pharmaceuticals, Inc.*	1,455	15,452
Coventry Health Care, Inc.*	877	13,050
Patterson Companies, Inc.*	540	10,125
PerkinElmer, Inc.	698	9,709
Tenet Healthcare Corp.*	2,453	2,821

Total Health Care		6,874,403

		Market
	Shares	Value

FINANCIALS 8.4%
Wells Fargo & Co.	24,970	$736,116
JPMorgan Chase & Co.	22,091	696,529
Bank of America Corp.	37,830	532,646
U.S. Bancorp	10,380	259,604
Goldman Sachs Group, Inc.	2,616	220,764
Citigroup, Inc.	32,245	216,364
Bank of New York Mellon Corp.	6,786	192,247
MetLife, Inc.	4,699	163,807
Travelers Companies, Inc.	3,460	156,392
American Express Co.	6,866	127,364
AFLAC, Inc.	2,750	126,060
PNC Financial Services Group, Inc.	2,530	123,970
Chubb Corp.	2,110	107,610
Allstate Corp.	3,170	103,849
Morgan Stanley	6,290	100,892
State Street Corp.	2,557	100,567
BB&T Corp.	3,275	89,931
Charles Schwab Corp.	5,543	89,630
CME Group, Inc.	400	83,244
Prudential Financial, Inc.	2,510	75,953
Marsh & McLennan Companies, Inc.	3,049	73,999
Capital One Financial Corp.	2,313	73,762
Aon Corp.	1,600	73,088
Simon Property Group, Inc.	1,335	70,929
Northern Trust Corp.	1,317	68,668
Wachovia Corp.	12,001	66,486
SunTrust Banks, Inc.	2,092	61,798
Loews Corp.	2,146	60,624
Progressive Corp.	4,001	59,255
Public Storage	738	58,671
Franklin Resources, Inc.	900	57,402
T. Rowe Price Group, Inc.	1,526	54,081
Hudson City Bancorp, Inc.	3,086	49,253
Vornado Realty Trust	806	48,642
Equity Residential	1,606	47,891
NYSE Euronext	1,570	42,987
HCP, Inc.	1,500	41,655
Boston Properties, Inc.	723	39,765
People’s United Financial, Inc.	2,060	36,730
Unum Group	1,960	36,456
IntercontinentalExchange, Inc.*	430	35,449
Principal Financial Group, Inc.	1,536	34,668
Plum Creek Timber Co., Inc. (REIT)	990	34,393
Invesco Ltd.	2,279	32,909
Regions Financial Corp.	4,089	32,548

 2

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Ameriprise Financial, Inc.	1,279	$29,877
Hartford Financial Services Group, Inc.	1,790	29,392
Lincoln National Corp.	1,519	28,618
Fifth Third Bancorp	3,417	28,224
AvalonBay Communities, Inc.	460	27,867
Cincinnati Financial Corp.	958	27,849
Discover Financial Services	2,844	27,103
M&T Bank Corp.	457	26,236
American International Group, Inc.	15,914	24,985
KeyCorp	2,920	24,878
KIMCO Realty Corp.	1,360	24,861
SLM Corp.*	2,762	24,582
Host Hotels & Resorts, Inc.	3,092	23,406
Moody’s Corp.	1,150	23,104
Torchmark Corp.	500	22,350
ProLogis	1,580	21,946
Assurant, Inc.	700	21,000
Marshall & Ilsley Corp.	1,534	20,924
Leucadia National Corp.*	1,050	20,790
Nasdaq Stock Market, Inc.*	810	20,015
Legg Mason, Inc.	836	18,317
Comerica, Inc.	890	17,667
Zions Bancorporation	680	16,667
Huntington Bancshares, Inc.	2,168	16,607
First Horizon National Corp.	1,218	12,869
CIT Group, Inc.	2,140	9,716
Sovereign Bancorp, Inc.*	3,219	9,593
Federated Investors, Inc. — Class B	530	8,989
Janus Capital Group, Inc.	940	7,548
Genworth Financial, Inc. — Class A	2,570	7,273
XL Capital Ltd.	1,960	7,252
Apartment Investment & Management Co. — Class A	600	6,930
CB Richard Ellis Group, Inc. — Class A*	1,320	5,702
MBIA, Inc.*	1,120	4,558
American Capital Ltd.	1,228	3,979
E*Trade Financial Corp.*	3,336	3,836
Developers Diversified Realty Corp.	710	3,465

Total Financials		6,254,623

ENERGY 8.3%
Exxon Mobil Corp.	30,100	2,402,883
Chevron Corp.	12,030	889,859
ConocoPhillips	8,820	456,876

		Market
	Shares	Value

Schlumberger Ltd.	7,072	$299,358
Occidental Petroleum Corp.	4,790	287,352
Devon Energy Corp.	2,618	172,029
Apache Corp.	1,975	147,197
XTO Energy, Inc.	3,416	120,482
Marathon Oil Corp.	4,175	114,228
Anadarko Petroleum Corp.	2,710	104,471
EOG Resources, Inc.	1,480	98,538
Halliburton Co.	5,292	96,209
Hess Corp.	1,681	90,169
Valero Energy Corp.	3,050	66,002
National-Oilwell Varco, Inc.*	2,470	60,367
Southwestern Energy Co.*	2,035	58,954
Baker Hughes, Inc.	1,820	58,367
Spectra Energy Corp.	3,610	56,821
Chesapeake Energy Corp.	3,199	51,728
Noble Energy, Inc.	1,020	50,204
Murphy Oil Corp.	1,130	50,116
Williams Companies, Inc.	3,425	49,594
Weatherford International Ltd.*	4,030	43,605
Peabody Energy Corp.	1,580	35,945
Noble Corp.	1,560	34,460
El Paso Corp.	4,154	32,526
Range Resources Corp.	915	31,467
Consol Energy, Inc.	1,068	30,524
Sunoco, Inc.	690	29,987
Smith International, Inc.	1,299	29,734
Cameron International Corp.*	1,296	26,568
ENSCO International, Inc.	838	23,791
Nabors Industries Ltd.*	1,690	20,229
BJ Services Co.	1,730	20,189
Cabot Oil & Gas Corp.	610	15,860
Pioneer Natural Resources Co.	700	11,326
Tesoro Corp.	820	10,799
Rowan Companies, Inc.	670	10,653
Massey Energy Co.	500	6,895

Total Energy		6,196,362

CONSUMER STAPLES 8.0%
Procter & Gamble Co.	17,670	1,092,359
Wal-Mart Stores, Inc.	13,238	742,122
Coca-Cola Co.	11,777	533,145
Philip Morris International, Inc.	11,970	520,815
PepsiCo, Inc.	9,190	503,336
CVS Caremark Corp.	8,505	244,434
Kraft Foods, Inc.	8,690	233,327
Colgate-Palmolive Co.	2,980	204,249
Altria Group, Inc.	12,195	183,657

 3

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Walgreen Co.	5,860	$144,566
Costco Wholesale Corp.	2,560	134,400
Kimberly-Clark Corp.	2,450	129,213
General Mills, Inc.	1,980	120,285
Archer-Daniels-Midland Co.	3,790	109,266
Kroger Co.	3,858	101,890
Sysco Corp.	3,545	81,322
H.J. Heinz Co.	1,858	69,861
Kellogg Co.	1,487	65,205
UST, Inc.	880	61,054
Avon Products, Inc.	2,525	60,676
Safeway, Inc.	2,540	60,376
Lorillard, Inc.	1,000	56,350
Clorox Co.	820	45,559
ConAgra Foods, Inc.	2,640	43,560
Molson Coors Brewing Co. — Class B	875	42,805
Sara Lee Corp.	4,177	40,893
Reynolds American, Inc.	1,003	40,431
Campbell Soup Co.	1,220	36,612
Hershey Co.	979	34,010
J.M. Smucker Co.	700	30,352
Brown-Forman Corp. — Class B	577	29,710
McCormick & Co., Inc.	768	24,468
Dr Pepper Snapple Group, Inc.*	1,499	24,359
Coca-Cola Enterprises, Inc.	1,874	22,544
Estee Lauder Companies, Inc. — Class A	690	21,362
SUPERVALU, INC.	1,255	18,323
Constellation Brands, Inc. — Class A*	1,148	18,104
Pepsi Bottling Group, Inc.	800	18,008
Dean Foods Co.*	909	16,335
Tyson Foods, Inc. — Class A	1,784	15,628
Whole Foods Market, Inc.	828	7,816

Total Consumer Staples		5,982,787

INDUSTRIALS 6.9%
General Electric Co.	62,157	1,006,943
United Parcel Service, Inc. — Class B	5,890	324,892
United Technologies Corp.	5,630	301,768
3M Co.	4,100	235,914
Boeing Co.	4,340	185,188
Emerson Electric Co.	4,540	166,209
Lockheed Martin Corp.	1,969	165,554
Caterpillar, Inc.	3,570	159,472
Union Pacific Corp.	2,999	143,352
Honeywell International, Inc.	4,300	141,169

		Market
	Shares	Value

General Dynamics Corp.	2,310	$133,033
Burlington Northern Santa Fe Corp.	1,658	125,527
Raytheon Co.	2,458	125,456
FedEx Corp.	1,848	118,549
Norfolk Southern Corp.	2,200	103,510
Deere & Co.	2,525	96,758
Waste Management, Inc.	2,900	96,106
Northrop Grumman Corp.	1,940	87,378
Danaher Corp.	1,520	86,047
Illinois Tool Works, Inc.	2,330	81,667
CSX Corp.	2,340	75,980
Paccar, Inc.	2,148	61,433
Tyco International Ltd.	2,794	60,350
CH Robinson Worldwide, Inc.	1,000	55,030
L-3 Communications Holdings, Inc.	710	52,384
ITT Corporation	1,080	49,669
Precision Castparts Corp.	830	49,368
Eaton Corp.	980	48,716
Fluor Corp.	1,080	48,460
Republic Services, Inc.	1,900	47,101
Expeditors International of Washington, Inc.	1,260	41,920
Parker Hannifin Corp.	960	40,838
Southwest Airlines Co.	4,382	37,773
Rockwell Collins, Inc.	935	36,549
Dover Corp.	1,100	36,212
Jacobs Engineering Group, Inc.*	730	35,113
Ingersoll-Rand Co. — Class A	1,886	32,722
Cummins, Inc.	1,190	31,809
Pitney Bowes, Inc.	1,218	31,035
Cooper Industries Ltd. — Class A	1,028	30,049
W.W. Grainger, Inc.	380	29,959
Rockwell Automation, Inc.	840	27,082
Goodrich Corp.	730	27,025
Stericycle, Inc.*	512	26,665
Fastenal Co.	764	26,625
Dun & Bradstreet Corp.	320	24,704
Masco Corp.	2,123	23,629
Avery Dennison Corp.	628	20,554
Pall Corp.	700	19,901
Equifax, Inc.	750	19,890
Textron, Inc.	1,430	19,834
Robert Half International, Inc.	919	19,134
Cintas Corp.	780	18,119
Iron Mountain, Inc.*	730	18,053
Flowserve Corp.	340	17,510
RR Donnelley & Sons Co.	1,220	16,568

 4

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Ryder System, Inc.	327	$12,681
Monster Worldwide, Inc.*	730	8,826
Manitowoc Co., Inc.	767	6,642

Total Industrials		5,170,404

CONSUMER DISCRETIONARY 5.2%
McDonald’s Corp.	6,600	410,454
Comcast Corp. — Class A	17,040	287,635
Walt Disney Co.	10,960	248,682
Home Depot, Inc.	10,034	230,983
Time Warner, Inc.	21,230	213,574
Lowe’s Companies, Inc.	8,670	186,578
Target Corp.	4,453	153,762
News Corp. — Class A	13,615	123,760
Nike, Inc. — Class B	2,326	118,626
Amazon.com, Inc.*	1,909	97,894
Yum! Brands, Inc.	2,730	85,995
Staples, Inc.	4,224	75,694
DIRECTV Group, Inc.*	3,230	73,999
Viacom, Inc. — Class B*	3,630	69,188
Kohl’s Corp.*	1,808	65,450
Johnson Controls, Inc.	3,518	63,887
Carnival Corp.	2,585	62,867
Best Buy Company, Inc.	1,993	56,023
TJX Companies, Inc.	2,470	50,808
Omnicom Group, Inc.	1,840	49,533
Apollo Group, Inc. — Class A*	628	48,117
H&R Block, Inc.	2,009	45,644
McGraw-Hill Companies, Inc.	1,858	43,087
Starbucks Corp.*	4,356	41,208
Coach, Inc.*	1,940	40,294
Bed Bath & Beyond, Inc.*	1,540	39,147
The Gap, Inc.	2,750	36,822
Fortune Brands, Inc.	888	36,657
Genuine Parts Co.	950	35,967
Sherwin-Williams Co.	580	34,655
Mattel, Inc.	2,130	34,080
Marriott International, Inc. — Class A	1,740	33,843
CBS Corp.	4,026	32,973
Ford Motor Co.*	14,131	32,360
AutoZone, Inc.*	230	32,078
VF Corp.	520	28,480
J.C. Penney Company, Inc.	1,317	25,945
Macy’s, Inc.	2,484	25,709
Harley-Davidson, Inc.	1,380	23,419
Darden Restaurants, Inc.	820	23,108
Family Dollar Stores, Inc.	832	21,690
Hasbro, Inc.	730	21,294
GameStop Corp. — Class A*	968	20,967

		Market
	Shares	Value

International Game Technology, Inc.	1,750	$20,808
Starwood Hotels & Resorts Worldwide, Inc.	1,090	19,511
Whirlpool Corp.	440	18,194
Tiffany & Co.	730	17,250
Limited Brands, Inc.	1,600	16,064
Stanley Works	470	16,027
Newell Rubbermaid, Inc.	1,635	15,990
Wynn Resorts Ltd.*	370	15,636
Washington Post Co. — Class B	40	15,610
Black & Decker Corp.	360	15,052
Polo Ralph Lauren Corp.	330	14,985
Leggett & Platt, Inc.	930	14,127
Pulte Homes, Inc.	1,266	13,837
Snap-On, Inc.	340	13,389
Sears Holdings Corp.*	330	12,827
Nordstrom, Inc.	950	12,645
Abercrombie & Fitch Co. — Class A	520	11,996
Scripps Networks Interactive, Inc.	530	11,660
General Motors Corp.	3,610	11,552
D.R. Horton, Inc.	1,627	11,503
Interpublic Group of Companies, Inc.*	2,827	11,195
Gannett Co., Inc.	1,345	10,760
Eastman Kodak Co.	1,590	10,462
Expedia, Inc.*	1,238	10,201
RadioShack Corp.	740	8,836
Goodyear Tire & Rubber Co.*	1,430	8,537
Centex Corp.	737	7,842
Lennar Corp. — Class A	840	7,283
Big Lots, Inc.*	487	7,057
Wyndham Worldwide Corp.	1,051	6,884
AutoNation, Inc.*	635	6,274
KB HOME	450	6,129
Harman International Industries, Inc.	349	5,839
New York Times Co. — Class A	687	5,036
Office Depot, Inc.*	1,632	4,863
Meredith Corp.	210	3,595
Jones Apparel Group, Inc.	490	2,871

Total Consumer Discretionary		3,905,263

UTILITIES 2.7%
Exelon Corp.	3,897	216,712
Southern Co.	4,579	169,423
Dominion Resources, Inc.	3,439	123,254

 5

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

FPL Group, Inc.	2,415	$121,547
Duke Energy Corp.	7,487	112,380
Entergy Corp.	1,120	93,106
FirstEnergy Corp.	1,805	87,687
Public Service Enterprise Group, Inc.	2,990	87,218
PG&E Corp.	2,140	82,839
American Electric Power Company, Inc.	2,389	79,506
PPL Corp.	2,215	67,978
Consolidated Edison, Inc.	1,614	62,833
Progress Energy, Inc.	1,558	62,086
Edison International	1,930	61,992
Sempra Energy	1,440	61,387
Xcel Energy, Inc.	2,656	49,269
Ameren Corp.	1,250	41,575
DTE Energy Co.	969	34,564
Questar Corp.	1,030	33,671
Allegheny Energy, Inc.	994	33,657
AES Corp.*	3,984	32,828
Wisconsin Energy Corp.	690	28,966
Constellation Energy Group, Inc.	1,058	26,545
Equitable Resources, Inc.	780	26,169
CenterPoint Energy, Inc.	2,040	25,745
SCANA Corp.	700	24,920
Pepco Holdings, Inc.	1,280	22,733
Pinnacle West Capital Corp.	600	19,278
Integrys Energy Group, Inc.	447	19,212
NiSource, Inc.	1,624	17,815
TECO Energy, Inc.	1,258	15,536
CMS Energy Corp.	1,335	13,497
Nicor, Inc.	270	9,380
Dynegy Inc.*	2,990	5,980

Total Utilities		1,971,288

TELECOMMUNICATION SERVICES 2.4%
AT&T, Inc.	34,868	993,738
Verizon Communications, Inc.	16,804	569,655
American Tower Corp. — Class A*	2,343	68,697
Qwest Communications International, Inc.	8,670	31,559
Sprint Nextel Corp.*	16,904	30,934
Embarq Corp.	837	30,098
Windstream Corp.	2,605	23,966
Frontier Communications Corp.	1,847	16,143

		Market
	Shares	Value

CenturyTel, Inc.	590	$16,125

Total Telecommunication Services		1,780,915

MATERIALS 1.9%
Monsanto Co.	3,240	227,934
E.I. du Pont de Nemours and Co.	5,341	135,127
Newmont Mining Corp.	2,680	109,076
Praxair, Inc.	1,830	108,629
Nucor Corp.	1,860	85,932
Dow Chemical Co.	5,469	82,527
Air Products & Chemicals, Inc.	1,240	62,335
Freeport-McMoRan Copper & Gold, Inc.	2,240	54,746
Alcoa, Inc.	4,740	53,372
Rohm & Haas Co.	740	45,725
Vulcan Materials Co.	650	45,227
PPG Industries, Inc.	970	41,157
Weyerhaeuser Co.	1,250	38,262
Ecolab, Inc.	990	34,799
Sigma-Aldrich Corp.	740	31,258
International Paper Co.	2,538	29,948
Owens-Illinois, Inc.*	990	27,057
United States Steel Corp.	690	25,668
Ball Corp.	560	23,290
Pactiv Corp.*	777	19,332
CF Industries Holdings, Inc.	337	16,567
Allegheny Technologies, Inc.	570	14,552
Sealed Air Corp.	939	14,029
Bemis Co.	590	13,971
International Flavors & Fragrances, Inc.	469	13,939
Eastman Chemical Co.	430	13,635
MeadWestvaco Corp.	1,010	11,302
AK Steel Holding Corp.	660	6,151
Titanium Metals Corp.	500	4,405

Total Materials		1,389,952

Total Common Stocks (Cost $47,593,517)		46,649,885

 6

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 30.5%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	14,877,112	$14,877,112
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	7,275,245	7,275,245
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	594,477	594,477

Total Repurchase Agreements (Cost $22,746,834)		22,746,834

Total Investments 93.1% (Cost $70,340,351)		$69,396,719

Other Assets in Excess of Liabilities – 6.9%		$5,154,639

Net Assets – 100.0%		$74,551,358

	Contracts

Futures Contracts Purchased
March 2009 S&P500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $39,892,150)	886	$779,221

		Unrealized
	Units	Gain

Equity Index Swap Agreements
Goldman Sachs International January 2009 S&P500 Index Swap, Terminating 01/08/09**
(Notional Market Value $24,215,407)	26,809	$592,443

*	Non-Income Producing Security.

**	Total Return based on S&P 500 Index +/- financing at a

variable rate.

 7

PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.1%

Barrick Gold Corp.	439,299	$16,153,024
Goldcorp, Inc.	486,222	15,330,580
Newmont Mining Corp.	367,730	14,966,611
Agnico-Eagle Mines Ltd.	235,643	12,095,555
Kinross Gold Corp.	608,759	11,213,341
Yamana Gold, Inc.	1,131,169	8,732,625
Freeport-McMoRan Copper & Gold, Inc.	348,167	8,509,202
Gold Fields Ltd. — SP ADR	854,553	8,485,711
AngloGold Ashanti Ltd. — SP ADR	289,719	8,028,114
Eldorado Gold Corp.*	966,714	7,685,376
Randgold Resources Ltd. — SP ADR	169,352	7,437,940
Silver Wheaton Corp.*	1,083,166	7,029,747
Pan American Silver Corp.*	403,301	6,884,348
Silver Standard Resources, Inc.*	419,456	6,686,129
Royal Gold, Inc.	135,000	6,643,350
Cia de Minas Buenaventura SA — SP ADR	287,125	5,719,530
Harmony Gold Mining Co. Ltd. — SP ADR*	505,900	5,549,723
Iamgold Corp.	904,066	5,523,843
Stillwater Mining Co.*	1,058,612	5,229,543
Hecla Mining Co.*	1,307,801	3,661,843
Coeur d’Alene Mines Corp.*	3,916,580	3,446,590
Golden Star Resources Ltd.*	2,974,479	2,974,479
Allied Nevada Gold Corp.*	443,152	2,242,349
Apex Silver Mines Ltd.*	1,701,338	1,667,311
Novagold Resources, Inc.*	750,259	1,117,886

Total Common Stocks (Cost $119,254,613)		183,014,750

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 1.6%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$3,024,881	$3,024,881

Total Repurchase Agreements (Cost $3,024,881)		3,024,881
Total Investments 99.7% (Cost $122,279,494)		$186,039,631

Other Assets in Excess of Liabilities – 0.3%		$623,268

Net Assets – 100.0%		$186,662,899

*	Non-Income Producing Security.

ADR – American Depository Receipt

 1

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.4%
Public Storage	5,664	$450,288
Annaly Capital Management, Inc.	25,129	398,797
Simon Property Group, Inc.	7,001	371,963
Vornado Realty Trust	5,840	352,444
Equity Residential	10,893	324,829
Brookfield Asset Management, Inc. — Class A	20,626	314,959
HCP, Inc.	11,019	305,998
Plum Creek Timber Co., Inc. (REIT)	7,945	276,009
Boston Properties, Inc.	4,944	271,920
Ventas, Inc.	7,550	253,454
Health Care REIT, Inc.	5,926	250,077
AvalonBay Communities, Inc.	3,860	233,839
Federal Realty Investment Trust	3,644	226,220
KIMCO Realty Corp.	12,326	225,319
Regency Centers Corp.	4,784	223,413
Host Hotels & Resorts, Inc.	29,160	220,741
Nationwide Health Properties, Inc.	6,986	200,638
Realty Income Corp.	8,262	191,265
Brookfield Properties Corp.	23,425	181,075
Rayonier, Inc.	5,737	179,855
Digital Realty Trust, Inc.	5,346	175,616
Senior Housing Properties Trust	9,681	173,484
ProLogis	12,349	171,528
Highwoods Properties, Inc.	6,162	168,592
Liberty Property Trust	7,190	164,148
The St. Joe Co.*	6,680	162,458
AMB Property Corp.	6,865	160,778
Hospitality Properties Trust	10,745	159,778
Corporate Office Properties Trust SBI	5,067	155,557
Essex Property Trust, Inc.	1,990	152,733
Mack-Cali Realty Corp.	6,152	150,724
Camden Property Trust	4,717	147,831
Equity One, Inc.	8,242	145,883
Weingarten Realty Investors	6,995	144,727
Alexandria Real Estate Equities, Inc.	2,383	143,790
Washington Real Estate Investment Trust	5,055	143,057
UDR, Inc.	10,339	142,575
Tanger Factory Outlet Centers, Inc.	3,776	142,053
Omega Healthcare Investors, Inc.	8,759	139,881
Healthcare Realty Trust, Inc.	5,899	138,509

		Market
	Shares	Value

MFA Mortgage Investments, Inc.	23,370	$137,649
Douglas Emmett, Inc.	10,453	136,516
Home Properties, Inc.	3,334	135,360
National Retail Properties, Inc.	7,847	134,890
Duke Realty Corp.	11,888	130,293
BRE Properties, Inc. — Class A	4,586	128,316
Kilroy Realty Corp.	3,648	122,062
Taubman Centers, Inc.	4,763	121,266
Inland Real Estate Corp.	9,341	121,246
Equity Lifestyle Properties, Inc.	3,077	118,034
Sovran Self Storage, Inc.	3,219	115,884
Mid-America Apartment Communities, Inc.	3,114	115,716
Eastgroup Properties, Inc.	3,230	114,923
SL Green Realty Corp.	4,418	114,426
Jones Lang LaSalle, Inc.	3,998	110,745
DCT Industrial Trust, Inc.	21,738	109,994
Entertainment Properties Trust	3,480	103,704
Extra Space Storage, Inc.	9,966	102,849
Capstead Mortgage Corp.	9,304	100,204
Potlatch Corp.	3,830	99,618
American Campus Communities, Inc.	4,840	99,123
Macerich Co.	5,355	97,247
CapitalSource, Inc.	21,000	97,020
HRPT Properties Trust	27,794	93,666
BioMed Realty Trust, Inc.	7,892	92,494
DiamondRock Hospitality Co.	17,901	90,758
Apartment Investment & Management Co. — Class A	7,808	90,182
Redwood Trust, Inc.	5,919	88,252
Cousins Properties, Inc.	6,313	87,435
Brandywine Realty Trust	11,234	86,614
Post Properties, Inc.	5,243	86,510
CB Richard Ellis Group, Inc. — Class A*	19,972	86,279
Acadia Realty Trust	5,134	73,262
LaSalle Hotel Properties	6,557	72,455
Medical Properties Trust Inc.	10,937	69,012
iStar Financial, Inc.	28,998	64,666
Forestar Real Estate Group, Inc.*	6,754	64,298
Colonial Properties Trust	7,452	62,075
CBL & Associates Properties, Inc.	9,488	61,672
Lexington Realty Trust	11,093	55,465
Pennsylvania Real Estate Investment Trust	7,146	53,238
Forest City Enterprises, Inc. — Class A	7,857	52,642

 1

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

First Industrial Realty Trust, Inc.	6,722	$50,751
Developers Diversified Realty Corp.	9,849	48,063
U-Store-It Trust	10,249	45,608
General Growth Properties, Inc.	27,779	35,835
DuPont Fabros Technology, Inc.	8,499	17,593

Total Common Stocks (Cost $11,329,905)		12,832,715

	Face
	Amount

REPURCHASE AGREEMENTS 0.8%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$102,321	$102,321

Total Repurchase Agreements (Cost $102,321)		102,321

Total Investments 99.2% (Cost $11,432,226)		$12,935,036

Other Assets in Excess of Liabilities – 0.8%		$106,158

Net Assets – 100.0%		$13,041,194

*	Non-Income Producing Security.

REIT- Real Estate Investment Trust.

 2

RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.0%

Wal-Mart Stores, Inc.	7,229	$405,258
Home Depot, Inc.	7,635	175,758
CVS Caremark Corp.	5,920	170,141
Lowe’s Companies, Inc.	7,436	160,023
Walgreen Co.	5,548	136,869
Target Corp.	3,704	127,899
Costco Wholesale Corp.	2,320	121,800
Amazon.com, Inc.*	2,348	120,405
Staples, Inc.	5,358	96,015
Kohl’s Corp.*	2,603	94,229
Best Buy Company, Inc.	3,320	93,325
AutoZone, Inc.*	630	87,866
The Gap, Inc.	5,979	80,059
Sherwin-Williams Co.	1,266	75,644
Genuine Parts Co.	1,875	70,988
TJX Companies, Inc.	3,344	68,786
Bed Bath & Beyond, Inc.*	2,646	67,261
O’Reilly Automotive, Inc.*	2,046	62,894
Dollar Tree, Inc.*	1,385	57,893
Macy’s, Inc.	5,382	55,704
Advance Auto Parts, Inc.	1,577	53,066
Ross Stores, Inc.	1,782	52,979
J.C. Penney Company, Inc.	2,655	52,304
Family Dollar Stores, Inc.	1,999	52,114
priceline.com, Inc.*	653	48,093
Sears Holdings Corp.*	1,200	46,644
Limited Brands, Inc.	4,361	43,784
GameStop Corp. — Class A*	1,975	42,779
Tiffany & Co.	1,756	41,494
Netflix, Inc.*	1,353	40,441
AutoNation, Inc.*	4,081	40,320
Petsmart, Inc.	2,138	39,446
Nordstrom, Inc.	2,873	38,240
BJ’s Wholesale Club, Inc.*	1,110	38,029
American Eagle Outfitters, Inc.	3,744	35,044
Abercrombie & Fitch Co. — Class A	1,487	34,305
Urban Outfitters, Inc.*	2,250	33,705
Expedia, Inc.*	4,027	33,183
RadioShack Corp.	2,628	31,378
CarMax, Inc.*	3,909	30,803
Tractor Supply Co.*	835	30,177
LKQ Corp.*	2,581	30,094
Rent-A-Center, Inc.*	1,581	27,905
Dick’s Sporting Goods, Inc.*	1,854	26,160
Sally Beauty Holdings, Inc.*	4,368	24,854
Guess?, Inc.	1,589	24,391
Big Lots, Inc.*	1,602	23,213

		Market
	Shares	Value

Liberty Media Corp — Interactive*	7,386	$23,044
Buckle, Inc.	1,010	22,038
Aeropostale, Inc.*	1,366	21,993
Foot Locker, Inc.	2,872	21,080
Barnes & Noble, Inc.	1,324	19,860
Williams-Sonoma, Inc.	2,413	18,966
J. Crew Group, Inc.*	1,471	17,946

Total Common Stocks (Cost $2,756,701)		3,488,689

	Face
	Amount

REPURCHASE AGREEMENTS 2.0%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$72,108	$72,108

Total Repurchase Agreements (Cost $72,108)		72,108

Total Investments 100.0% (Cost $2,828,809)		$3,560,797

Liabilities in Excess of Other Assets – 0.0%		$(1,497)

Net Assets – 100.0%		$3,559,300

*	Non-Income Producing Security.

 1

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 80.1%

FINANCIALS 18.8%
Realty Income Corp.	2,859	$66,186
Aspen Insurance Holdings Ltd.	2,410	58,442
Senior Housing Properties Trust	3,229	57,864
First Niagara Financial Group, Inc.	3,340	54,008
Platinum Underwriters Holdings Ltd.	1,380	49,790
Highwoods Properties, Inc.	1,788	48,920
Validus Holdings Ltd.	1,820	47,611
ProAssurance Corp.*	899	47,449
FirstMerit Corp.	2,280	46,945
Montpelier Re Holdings Ltd.	2,630	44,158
UMB Financial Corp.	880	43,243
Knight Capital Group, Inc. — Class A*	2,654	42,862
Westamerica Bancorporation	818	41,841
Washington Real Estate Investment Trust	1,477	41,799
NewAlliance Bancshares, Inc.	3,064	40,353
IPC Holdings Ltd.	1,310	39,169
Healthcare Realty Trust, Inc.	1,650	38,742
Susquehanna Bancshares, Inc.	2,430	38,661
National Retail Properties, Inc.	2,210	37,990
Apollo Investment Corp.	4,010	37,333
Omega Healthcare Investors, Inc.	2,309	36,875
Home Properties, Inc.	890	36,134
Corporate Office Properties Trust SBI	1,177	36,134
United Bankshares, Inc.	1,059	35,180
Selective Insurance Group, Inc.	1,496	34,303
Greenhill & Company, Inc.	488	34,048
Old National Bancorp	1,870	33,959
Tanger Factory Outlet Centers, Inc.	890	33,482
Zenith National Insurance Corp.	1,050	33,148
Cathay General Bancorp	1,390	33,012
MFA Mortgage Investments, Inc.	5,579	32,860
Stifel Financial Corp.*	715	32,783
First Financial Bankshares, Inc.	590	32,574

		Market
	Shares	Value

Hancock Holding Co.	716	$32,549
Prosperity Bancshares, Inc.	1,100	32,549
Glacier Bancorp, Inc.	1,710	32,524
National Penn Bancshares, Inc.	2,240	32,502
RLI Corp.	530	32,415
Odyssey Re Holdings Corp.	620	32,122
FNB Corp.	2,430	32,076
International Bancshares Corp.	1,440	31,435
Trustmark Corp.	1,390	30,010
Mid-America Apartment Communities, Inc.	800	29,728
First Commonwealth Financial Corp.	2,400	29,712
Argo Group International Holdings Ltd.*	870	29,510
Potlatch Corp.	1,110	28,871
East-West Bancorp, Inc.	1,790	28,586
Signature Bank*	990	28,403
Max Capital Group Ltd.	1,590	28,143
Entertainment Properties Trust	927	27,625
MB Financial Corp.	980	27,391
First Midwest Bancorp, Inc.	1,368	27,319
BioMed Realty Trust, Inc.	2,269	26,593
Provident Financial Services, Inc.	1,680	25,704
NBT Bancorp, Inc.	910	25,444
Eastgroup Properties, Inc.	700	24,906
Extra Space Storage, Inc.	2,410	24,871
Franklin Street Properties Corp., Inc.	1,667	24,588
DCT Industrial Trust, Inc.	4,840	24,490
Umpqua Holding Corp.	1,690	24,454
American Campus Communities, Inc.	1,190	24,371
S&T Bancorp, Inc.	670	23,785
Employers Holdings, Inc.	1,390	22,935
Community Bank System, Inc.	920	22,439
Cash America International, Inc.	820	22,427
First Bancorp Puerto Rico	2,009	22,380
CVB Financial Corp.	1,870	22,253
Park National Corp.	310	22,242
Sovran Self Storage, Inc.	617	22,212
SVB Financial Group*	840	22,033
Pacific Capital Bancorp	1,298	21,910
Equity Lifestyle Properties, Inc.	570	21,865

 1

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Delphi Financial Group, Inc. — Class A	1,170	$21,575
UCBH Holdings, Inc.	3,120	21,466
IBERIABANK Corp.	446	21,408
Piper Jaffray Companies, Inc.*	530	21,073
Inland Real Estate Corp.	1,617	20,989
Post Properties, Inc.	1,240	20,460
WesBanco, Inc.	750	20,407
Interactive Brokers Group, Inc. — Class A*	1,137	20,341
Navigators Group, Inc.*	369	20,262
TrustCo Bank Corp.	2,130	20,256
United Fire & Casualty Co.	640	19,885
PrivateBancorp, Inc.	608	19,736
PHH Corp.*	1,525	19,413
Pinnacle Financial Partners, Inc.*	640	19,078
PS Business Parks, Inc.	420	18,757
Infinity Property & Casualty Corp.	400	18,692
Chemical Financial Corp.	669	18,652
PacWest Bancorp	676	18,184
Assured Guaranty Ltd.	1,574	17,944
Brookline Bancorp, Inc.	1,644	17,509
Safety Insurance Group, Inc.	460	17,508
Harleysville National Corp.	1,210	17,472
Ares Capital Corp.	2,739	17,338
Investors Real Estate Trust	1,610	17,243
National Health Investors, Inc.	628	17,226
Capstead Mortgage Corp.	1,590	17,124
Cousins Properties, Inc.	1,230	17,035
KBW, Inc.*	740	17,020
Financial Federal Corp.	720	16,754
Investors Bancorp, Inc.*	1,240	16,653
Ezcorp, Inc. — Class A*	1,080	16,427
Anworth Mortgage Asset Corp.	2,519	16,197
Equity One, Inc.	910	16,107
optionsXpress Holdings, Inc.	1,189	15,885
Tower Group, Inc.	560	15,798
Bank Mutual Corp.	1,357	15,660
United Community Banks, Inc.	1,150	15,610
City Holding Co.	448	15,581
Community Trust Bancorp, Inc.	420	15,435
Portfolio Recovery Associates, Inc.*	430	14,551
TowneBank	585	14,502
Provident New York Bancorp	1,126	13,962

		Market
	Shares	Value

Redwood Trust, Inc.	926	$13,807
Wintrust Financial Corp.	670	13,782
DiamondRock Hospitality Co.	2,668	13,527
Chimera Investment Corp.	3,844	13,262
LTC Properties, Inc.	650	13,182
First Financial Bancorp	1,060	13,133
First Busey Corp.	716	13,060
SWS Group, Inc.	680	12,886
Harleysville Group, Inc.	370	12,850
Sterling Savings Bank	1,460	12,848
Acadia Realty Trust	900	12,843
Castlepoint Holdings Ltd.	940	12,746
Alexander’s, Inc.	50	12,745
First Financial Corp.	310	12,707
Sterling Bancshares, Inc.	2,060	12,525
LaSalle Hotel Properties	1,130	12,486
Hilltop Holdings, Inc.*	1,270	12,370
Pico Holdings, Inc.*	460	12,227
Independent Bank Corp.	460	12,034
State Auto Financial Corp.	400	12,024
Medical Properties Trust Inc.	1,871	11,806
Colonial BancGroup, Inc.	5,690	11,778
Hatteras Financial Corp.	440	11,704
American Physicians Capital, Inc.	240	11,544
Simmons First National Corp.	390	11,493
Univest Corp. of Pennsylvania	356	11,442
First Merchants Corp.	510	11,327
Stewart Information Services Corp.	480	11,275
Colonial Properties Trust	1,340	11,162
Bancfirst Corp.	210	11,113
Banco Latinoamericano de Exportaciones SA	765	10,985
Universal Health Realty Income Trust	330	10,860
StellarOne Corp.	640	10,816
American Equity Investment Life Holding Co.	1,539	10,773
SCBT Financial Corp.	310	10,695
Amerisafe, Inc.*	520	10,676
First Cash Financial Services, Inc.*	559	10,655
Citizens Banking Corp.	3,560	10,609
Lexington Realty Trust	2,120	10,600
Phoenix Companies, Inc.	3,230	10,562
Boston Private Financial Holdings, Inc.	1,540	10,534
Ambac Financial Group, Inc.	8,094	10,522
Greenlight Capital Re Ltd. — Class A*	810	10,522

 2

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Berkshire Hills Bancorp, Inc.	340	$10,492
Horace Mann Educators Corp.	1,137	10,449
Texas Capital Bancshares, Inc.*	780	10,421
Bank of the Ozarks, Inc.	350	10,374
Beneficial Mutual Bancorp, Inc.*	920	10,350
SY Bancorp, Inc.	376	10,340
Getty Realty Corp.	490	10,319
Saul Centers, Inc.	260	10,270
Northwest Bancorp, Inc.	480	10,262
Citizens, Inc.*	1,050	10,185
National Western Life Insurance Co. — Class A	60	10,150
Meadowbrook Insurance Group, Inc.	1,570	10,111
FPIC Insurance Group, Inc.*	230	10,069
Prospect Capital Corp.	840	10,055
Sandy Spring Bancorp, Inc.	460	10,042
Renasant Corp.	588	10,014
Home Bancshares, Inc.	370	9,971
1st Source Corp.	420	9,925
Crawford & Co. — Class B*	680	9,887
Triko Bancshares	390	9,738
Capital Southwest Corp.	90	9,734
Suffolk Bancorp	270	9,701
Forestar Real Estate Group, Inc.*	1,000	9,520
First Industrial Realty Trust, Inc.	1,250	9,437
Enstar Group*	159	9,403
Union Bankshares Corp.	378	9,374
eHealth, Inc.*	700	9,296
Tompkins Financial Corp.	160	9,272
Urstadt Biddle Properties, Inc.	580	9,239
Ocwen Financial Corp.*	1,000	9,180
Westfield Financial, Inc.	886	9,144
World Acceptance Corp.*	460	9,090
Provident Bankshares Corp.	940	9,080
Riskmetrics Group, Inc.*	608	9,053
Capital City Bank Group, Inc.	330	8,989
CNA Surety Corp.*	468	8,986
South Financial Group, Inc.	2,051	8,860
MainSource Financial Group, Inc.	570	8,835
Dime Community Bancshares	656	8,725
First Community Bancshares, Inc.	250	8,717
Sunstone Hotel Investors, Inc.	1,368	8,468
Radian Group, Inc.	2,270	8,354
Lakeland Financial Corp.	350	8,337

		Market
	Shares	Value

Flagstone Reinsurance Holdings	850	$8,304
thinkorswim Group, Inc.*	1,470	8,261
WSFS Financial Corp.	170	8,158
Central Pacific Financial Corp.	810	8,132
Southside Bancshares, Inc.	337	7,919
Parkway Properties, Inc.	430	7,740
Tejon Ranch Co. De*	310	7,669
Cedar Shopping Centers, Inc.	1,079	7,639
Heartland Financial USA, Inc.	370	7,618
United Financial Bancorp, Inc.	500	7,570
MVC Capital, Inc.	690	7,569
Compass Diversified Trust	669	7,526
Washington Trust Bancorp, Inc.	380	7,505
Life Partners Holdings, Inc.	170	7,419
Pennsylvania Real Estate Investment Trust	990	7,375
First Bancorp	400	7,340
Hercules Technology Growth Capital, Inc.	926	7,334
BancTrust Financial Group, Inc.	490	7,232
Flushing Financial Corp.	600	7,176
Sterling Bancorp	510	7,155
First Potomac Realty Trust	768	7,142
MarketAxess Holdings, Inc.*	870	7,099
Republic Bancorp, Inc.	260	7,072
SeaBright Insurance Holdings, Inc.*	600	7,044
Dollar Financial Corp.*	680	7,004
Nelnet, Inc. — Class A	485	6,950
LaBranche & Co., Inc.*	1,440	6,898
Guaranty Financial Group, Inc.*	2,560	6,682
United America Indemnity Ltd. — Class A*	520	6,661
Danvers Bancorp, Inc.	497	6,645
First Financial Holdings, Inc.	327	6,618
GFI Group, Inc.	1,860	6,584
Sun Communities, Inc.	460	6,440
Arrow Financial Corp.	256	6,436
PMA Capital Corp.*	900	6,372
Kearny Financial Corp.	497	6,362
Abington Bancorp, Inc.	686	6,345
Aircastle Ltd.	1,320	6,310
Lakeland Bancorp, Inc.	560	6,306
Nara Bancorp, Inc.	640	6,291
ESSA Bancorp, Inc.	439	6,203
Northfield Bancorp, Inc.	550	6,187

 3

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

U-Store-It Trust	1,390	$6,186
NorthStar Realty Finance Corp.	1,570	6,139
Peapack Gladstone Financial Corp.	230	6,127
Columbia Banking Systems, Inc.	510	6,084
Presidential Life Corp.	610	6,033
Western Alliance Bancorp, Inc.*	597	6,024
West Bancorporation, Inc.	490	6,003
American Capital Agency Corp.	280	5,981
First Financial Northwest, Inc.	640	5,978
Camden National Corp.	220	5,936
TradeStation Group, Inc.*	910	5,870
First Mercury Financial Corp.*	410	5,847
Frontier Financial Corp.	1,330	5,799
Shore Bancshares, Inc.	240	5,758
GAMCO Investors, Inc. — Class A	210	5,737
Oritani Financial Corp.*	340	5,729
Consolidated-Tomoka Land Co.	150	5,729
Kansas City Life Insurance Co.	130	5,636
BankFinancial Corp.	550	5,605
Peoples Bancorp, Inc.	290	5,548
Donegal Group, Inc. — Class A	330	5,534
FBL Financial Group, Inc. — Class A	357	5,516
Southwest Bancorp, Inc.	410	5,314
Amtrust Financial Services, Inc.	450	5,220
CoBiz Financial, Inc.	529	5,152
Cohen & Steers, Inc.	468	5,143
NGP Capital Resources Co.	600	5,022
ViewPoint Financial Group	310	4,976
Green Bankshares, Inc.	366	4,956
Citizens & Northern Corp.	250	4,938
Wilshire Bancorp, Inc.	539	4,894
Ames National Corp.	180	4,777
First Bancorp, Inc.	239	4,754
Gladstone Capital Corp.	586	4,741
Enterprise Financial Services Corp.	310	4,724
Yadkin Valley Financial Corp.	320	4,560
RAIT Financial Trust	1,750	4,550
Old Second Bancorp, Inc.	390	4,524

		Market
	Shares	Value

Ameris Bancorp	380	$4,503
Pacific Continental Corp.	300	4,491
The PMI Group, Inc.	2,290	4,466
Financial Institutions, Inc.	310	4,449
Centerstate Banks of Florida, Inc.	260	4,417
Sierra Bancorp	210	4,410
Avatar Holdings Inc.*	165	4,376
EMC Insurance Group, Inc.	170	4,361
Maiden Holdings Ltd.	1,390	4,351
Baldwind & Lyons, Inc. — Class B	239	4,347
Smithtown Bancorp, Inc.	266	4,264
Westwood Holdings Group, Inc.	150	4,262
Cascade Bancorp.	627	4,232
Calamos Asset Management, Inc. — Class A	570	4,218
Mission West Properties	550	4,208
Oriental Financial Group	690	4,175
Education Realty Trust, Inc.	797	4,160
Farmers Capital Bank Corp.	170	4,151
Oceanfirst Financial Corp.	250	4,150
Hersha Hospitality Trust	1,350	4,050
Pennsylvania Commerce Bancorp, Inc.*	150	3,999
American Safety Insurance Holdings Ltd.*	300	3,963
Banner Corp.	417	3,924
Monmouth Real Estate Investment Corp. — Class A	560	3,920
Agree Realty Corp.	216	3,916
State Bancorp, Inc.	400	3,896
Cardinal Financial Corp.	678	3,858
Bryn Mawr Bank Corp.	189	3,799
Associated Estates Realty Corp.	410	3,743
Kite Realty Group Trust	670	3,725
Anthracite Capital, Inc.	1,664	3,711
Premierwest Bancorp	550	3,680
BlackRock Kelso Capital Corp.	370	3,648
Penson Worldwide Company, Inc.*	470	3,581
Clifton Savings Bancorp, Inc.	300	3,558
Strategic Hotels & Resorts, Inc.	2,095	3,520
Rockville Financial, Inc.	250	3,493
FBR Capital Markets Corp.*	717	3,485
National Financial Partners Corp.	1,110	3,374

 4

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Evercore Partners, Inc. — Class A	270	$3,372
Winthrop Realty Trust	310	3,360
Sanders Morris Harris Group Inc.	550	3,295
Heritage Commerce Corp.	290	3,260
FelCor Lodging Trust, Inc.	1,769	3,255
Diamond Hill Investment Group, Inc.	50	3,250
Medallion Financial Corp.	420	3,205
Cogdell Spencer, Inc.	340	3,182
Roma Financial Corp.	250	3,148
Capitol Bancorp, Ltd.	400	3,120
Sun Bancorp, Inc.*	410	3,071
National Interstate Corp.	170	3,038
Gladstone Investment Corp.	618	3,034
Ashford Hospitality Trust, Inc.	2,620	3,013
Glimcher Realty Trust	1,060	2,979
Guaranty Bancorp*	1,479	2,958
West Coast Bancorp	440	2,900
First South Bancorp, Inc.	230	2,889
Harris & Harris Group, Inc.*	730	2,884
Care Investment Trust, Inc.	370	2,882
FCStone Group, Inc.*	636	2,817
Meridian Interstate Bancorp, Inc.*	300	2,775
Seacoast Banking Corporation of Florida	420	2,772
Encore Capital Group, Inc.*	380	2,736
Ramco-Gershenson Properties Trust	440	2,719
NewStar Financial, Inc.*	670	2,673
United Security Bancshares	227	2,629
BGC Partners, Inc. — Class A	950	2,622
Thomas Weisel Partners Group, Inc.*	550	2,596
First Marblehead Corp.*	1,950	2,516
CompuCredit Corp.*	450	2,489
NYMAGIC, Inc.	130	2,477
NASB Financial, Inc.	90	2,430
Epoch Holding Corp.	309	2,345
Credit Acceptance Corp.*	169	2,315
Resource Capital Corp.	596	2,283
Advanta Corp.	1,079	2,255
Advance America Cash Advance Centers, Inc.	1,180	2,230
Ladenburg Thalmann Financial Services, Inc.*	3,030	2,182
CapLease, Inc.	1,260	2,180
Hanmi Financial Corp.	1,050	2,163

		Market
	Shares	Value

Asset Acceptance Capital Corp.*	420	$2,146
Broadpoint Securities Group, Inc.*	718	2,132
PennantPark Investment Corp.	590	2,130
Stratus Properties, Inc.*	170	2,118
Fifth Street Finance Corp.	280	2,114
Patriot Capital Funding, Inc.	580	2,111
Kayne Anderson Energy Development Co.	280	2,103
Amcore Financial, Inc.	560	2,027
One Liberty Properties, Inc.	230	2,024
Home Federal Bancorp, Inc.	187	2,005
Encore Bancshares, Inc.*	180	1,980
City Bank	380	1,976
Fox Chase Bancorp, Inc.*	170	1,870
First Place Financial Corp.	479	1,835
Kohlberg Capital Corp.	490	1,784
Maui Land & Pineapple Company, Inc.*	130	1,746
Thomas Properties Group, Inc.	670	1,735
US Global Investors, Inc. — Class A	350	1,712
Capital Trust, Inc. — Class A	468	1,685
Maguire Properties, Inc.*	1,080	1,577
MCG Capital Corp.	2,130	1,512
Meruelo Maddux Properties, Inc.*	1,210	1,500
Santander BanCorp	120	1,499
Gramercy Capital Corp.	1,170	1,498
Hallmark Financial Services, Inc.*	170	1,491
Anchor BanCorp Wisconsin, Inc.	536	1,479
First Acceptance Corp.*	488	1,415
Brooklyn Federal Bancorp, Inc.	90	1,264
Newcastle Investment Corp.	1,490	1,252
Grubb & Ellis Co.	980	1,215
Flagstar Bancorp, Inc.*	1,700	1,207
Arbor Realty Trust, Inc.	400	1,180
Corus Bankshares, Inc.	1,058	1,174
Doral Financial Corp.*	150	1,125
Resource America, Inc. — Class A	276	1,104
International Assets Holding Corp.*	120	1,030
Federal Agricultural Mortgage Corp.	260	910
Midwest Banc Holdings, Inc.	626	876
Integra Bank Corp.	580	795

 5

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Primus Guaranty Ltd.*	650	$741
Pzena Investment Management, Inc. — Class A	170	717
Friedman Billings Ramsey Group, Inc. — Class A*	4,170	709
DuPont Fabros Technology, Inc.	340	704
United Community Financial Corp.	759	683
Waterstone Financial, Inc.*	200	670
FirstFed Financial Corp.*	380	665
Independence Holding Co.	180	650
JER Investors Trust, Inc.	639	594
W Holding Co., Inc.	56	577
Cardtronics, Inc.*	350	452
Ampal American Israel — Class A*	550	319
FX Real Estate and Entertainment, Inc.*	290	44

Total Financials		4,935,450

INDUSTRIALS 13.6%
Waste Connections, Inc.*	2,247	70,938
Watson Wyatt & Company Holdings	1,200	57,384
Wabtec Corp.	1,369	54,418
Clarcor, Inc.	1,420	47,116
Teledyne Technologies, Inc.*	1,000	44,550
Moog, Inc. — Class A*	1,200	43,884
EMCOR Group, Inc.*	1,905	42,729
Curtiss-Wright Corp.	1,260	42,071
Granite Construction, Inc.	928	40,767
Tetra Tech, Inc.*	1,660	40,089
Acuity Brands, Inc.	1,137	39,693
UAL Corp.	3,550	39,121
Woodward Governor Co.	1,660	38,213
Clean Harbors, Inc.*	559	35,463
JetBlue Airways Corp.*	4,880	34,648
Regal-Beloit Corp.	910	34,571
Brady Corp. — Class A	1,420	34,009
Huron Consulting Group, Inc.*	585	33,503
Kaydon Corp.	970	33,319
Perini Corp.*	1,418	33,153
Orbital Sciences Corp.*	1,650	32,224
Energy Conversion Devices, Inc.*	1,270	32,017
TransDigm Group, Inc.*	940	31,556
Esterline Technologies Corp.*	830	31,449
SkyWest, Inc.	1,650	30,690

		Market
	Shares	Value

Nordson Corp.	950	$30,675
Actuant Corp. — Class A	1,580	30,052
ESCO Technologies, Inc.*	730	29,893
Alaska Air Group, Inc.*	1,009	29,513
Simpson Manufacturing Company, Inc.	1,050	29,148
GrafTech International Ltd.*	3,370	28,038
HUB Group, Inc. — Class A*	1,040	27,591
Belden, Inc.	1,310	27,353
Mueller Water Products, Inc. — Class A	3,245	27,258
Genesee & Wyoming, Inc. — Class A*	867	26,443
Mueller Industries, Inc.	1,050	26,334
Geo Group, Inc.*	1,440	25,963
Knight Transportation, Inc.	1,610	25,953
Watsco, Inc.	660	25,344
Heartland Express, Inc.	1,580	24,901
US Airways Group, Inc.*	3,220	24,891
Heico Corp.	630	24,463
Briggs & Stratton Corp.	1,390	24,450
ABM Industries, Inc.	1,229	23,412
Otter Tail Power Co.	998	23,283
Baldor Electric Co.	1,298	23,169
Applied Industrial Technologies, Inc.	1,190	22,515
Old Dominion Freight Line, Inc.*	780	22,199
United Stationers, Inc.*	660	22,103
Deluxe Corp.	1,447	21,647
Navigant Consulting, Inc.*	1,360	21,583
Rollins, Inc.	1,170	21,154
Resources Connection, Inc.*	1,280	20,966
Mine Safety Appliances Co.	870	20,802
Werner Enterprises, Inc.	1,199	20,791
Herman Miller, Inc.	1,580	20,587
Watts Industries, Inc. — Class A	819	20,450
AAR Corp.*	1,089	20,048
MPS Group, Inc.*	2,660	20,030
Hexcel Corp.*	2,710	20,027
Triumph Group, Inc.	470	19,956
HNI Corp.	1,247	19,752
Forward Air Corp.	810	19,659
Barnes Group, Inc.	1,350	19,575
Healthcare Services Group	1,210	19,275
Arkansas Best Corp.	640	19,270
American Science & Engineering, Inc.	260	19,230
American Superconductor Corp.*	1,179	19,229
Allegiant Travel Co.*	380	18,457

 6

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Franklin Electric Company, Inc.	650	$18,271
CoStar Group, Inc.*	550	18,117
SYKES Enterprises, Inc.*	928	17,743
Beacon Roofing Supply, Inc.*	1,250	17,350
A.O. Smith Corp.	560	16,531
Ameron International Corp.	256	16,108
Astec Industries, Inc.*	510	15,978
Insituform Technologies, Inc. — Class A*	780	15,358
Ceradyne, Inc.*	740	15,029
Korn/Ferry International, Inc.*	1,310	14,960
General Maritime Corp.	1,360	14,688
AirTran Holdings, Inc.*	3,300	14,652
Viad Corp.	580	14,349
Team, Inc.*	518	14,349
Mcgrath Rentcorp	670	14,311
Mobile Mini, Inc.*	980	14,132
Mastec, Inc.*	1,210	14,012
Axsys Technologies, Inc.*	249	13,660
Middleby Corp.*	479	13,062
II-VI, Inc.*	680	12,981
Layne Christensen Co.*	540	12,965
Circor International, Inc.	470	12,925
Evergreen Solar, Inc.*	4,050	12,919
Administaff, Inc.	595	12,900
Kaman Corp. — Class A	706	12,800
Robbins & Myers, Inc.	790	12,774
Universal Forest Products, Inc.	470	12,648
Gorman-Rupp Co.	400	12,448
RBC Bearings, Inc.*	610	12,371
Tredegar Corp.	680	12,362
Knoll, Inc.	1,369	12,348
EnPro Industries, Inc.*	560	12,062
Comfort Systems USA, Inc.	1,129	12,035
Cubic Corp.	440	11,968
TrueBlue, Inc.*	1,250	11,962
Seaboard Corp.	10	11,940
Badger Meter, Inc.	410	11,898
Force Protection, Inc.*	1,930	11,541
Griffon Corp.*	1,230	11,476
Exponent, Inc.*	380	11,430
RSC Holdings, Inc.*	1,339	11,408
G & K Services, Inc. — Class A	560	11,323
Federal Signal Corp.	1,350	11,083
Northwest Pipe Co.*	256	10,908
CBIZ, Inc.*	1,256	10,864
Raven Industries, Inc.	450	10,845
Lindsay Manufacturing Co.	340	10,809

		Market
	Shares	Value

Albany International Corp. — Class A	839	$10,773
Aerovironment, Inc.*	290	10,675
DynCorp International, Inc. — Class A*	700	10,619
Republic Airways Holdings, Inc.*	990	10,563
Heidrick & Struggles International, Inc.	480	10,339
Pacer International, Inc.	980	10,221
Genco Shipping & Trading Ltd.	690	10,212
Blount International, Inc.*	1,070	10,144
Advisory Board Co.*	450	10,035
School Specialty, Inc.*	520	9,942
Quanex Building Products Corp.	1,050	9,838
GeoEye, Inc.*	510	9,807
Interline Brands, Inc.*	910	9,673
Kelly Services, Inc. — Class A	740	9,627
Encore Wire Corp.	506	9,594
American Ecology Corp.	460	9,306
Taser International, Inc.*	1,760	9,293
Dycom Industries, Inc.*	1,126	9,256
NCI Building Systems, Inc.*	560	9,128
Gibraltar Industries, Inc.	760	9,074
LB Foster Co. — Class A*	290	9,071
Stanley, Inc.*	250	9,055
Amerco, Inc.*	260	8,978
Eagle Bulk Shipping Inc.	1,306	8,907
ATC Technology Corp.*	596	8,719
Ennis Inc.	720	8,719
Chart Industries, Inc.*	800	8,504
AZZ, Inc.*	337	8,459
EnerSys*	766	8,426
Apogee Enterprises, Inc.	810	8,392
CRA International, Inc.*	310	8,348
Marten Transport Ltd.*	430	8,153
Ener1, Inc.*	1,140	8,151
Rush Enterprises, Inc. — Class A*	950	8,141
Titan International, Inc.	970	8,002
AAON, Inc.	376	7,851
Hawaiian Holdings, Inc.*	1,220	7,784
Michael Baker Corp.*	210	7,751
Kimball International, Inc. — Class B	898	7,732
FuelCell Energy, Inc.*	1,929	7,485
Cascade Corp.	250	7,465
Columbus McKinnon Corp. — Class A*	537	7,330

 7

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Tennant Co.	470	$7,238
Trex Company, Inc.*	430	7,078
American Reprographics Co.*	1,020	7,038
Atlas Air Worldwide Holdings Company, Inc.*	370	6,993
Argon ST, Inc.*	370	6,978
Standex International Corp.	350	6,944
Interface, Inc. — Class A	1,496	6,941
Aceto Corp.	686	6,867
Dynamic Materials Corp.	345	6,662
Kforce, Inc.*	859	6,597
NACCO Industries, Inc. — Class A	170	6,360
Consolidated Graphics, Inc.*	280	6,339
Applied Signal Technology, Inc.	350	6,279
Ladish Co., Inc.*	450	6,232
Colfax Corp.*	598	6,213
Sun Hydraulics Corp.	327	6,161
Sterling Construction Company, Inc.*	330	6,118
Powell Industries, Inc.*	210	6,094
DHT Maritime, Inc.	1,100	6,094
Freightcar America, Inc.	330	6,029
Cenveo, Inc.*	1,350	6,008
Gencorp, Inc.*	1,610	5,925
Pike Electric Corp.*	480	5,904
Altra Holdings, Inc.*	740	5,853
Orion Marine Group, Inc.*	604	5,835
Innerworkings, Inc.*	886	5,803
TAL International Group, Inc.	410	5,781
Duff & Phelps Corp. — Class A*	300	5,736
Cornell Companies, Inc.*	307	5,707
On Assignment, Inc.*	1,002	5,681
Fuel Tech, Inc.*	529	5,602
Met-Pro Corp.	420	5,594
K-Tron International, Inc.*	70	5,593
Insteel Industries, Inc.	490	5,532
Furmanite Corp.*	1,020	5,498
American Woodmark Corp.	300	5,469
EnergySolutions, Inc.	940	5,311
Celadon Group, Inc.*	620	5,289
ACCO Brands Corp.*	1,530	5,279
Courier Corp.	287	5,137
M&F Worldwide Corp.*	327	5,052
Ducommun, Inc.	300	5,010
Ampco-Pittsburgh Corp.	230	4,991
American Commercial Lines, Inc.*	1,006	4,929
Kadant, Inc.*	360	4,853
LaBarge, Inc.*	337	4,836

		Market
	Shares	Value

Teekay Tankers Ltd.	380	$4,826
LECG Corp.*	719	4,824
Schawk, Inc.	420	4,813
Odyssey Marine Exploration, Inc.*	1,469	4,730
Ultralife Batteries, Inc.*	350	4,694
Multi-Color Corp.	296	4,683
ICF International, Inc.*	190	4,668
Herley Industries, Inc.*	380	4,666
Houston Wire & Cable Co.	500	4,655
Great Lakes Dredge & Dock Corp. Co.	1,120	4,648
Hill International, Inc.*	660	4,646
YRC Worldwide, Inc.*	1,610	4,621
CDI Corp.	349	4,516
Bowne & Company, Inc.	760	4,469
Waste Services Inc.*	670	4,409
Tecumseh Products Co. — Class A*	460	4,407
VSE Corp.	110	4,315
Standard Parking Corp.*	220	4,255
Capstone Turbine Corp.*	4,900	4,116
Saia, Inc.*	378	4,105
First Advantage Corp. — Class A*	290	4,104
International Shipholding Corp.	160	4,053
3D Systems Corp.*	500	3,970
Wabash National Corp.	867	3,902
Standard Register Co.	420	3,751
Dynamex, Inc.*	250	3,688
Preformed Line Products Co.	80	3,683
LSI Industries, Inc.	530	3,641
Vicor Corp.	550	3,636
H&E Equipment Services, Inc.*	460	3,547
PMFG, Inc.*	357	3,413
Polypore International, Inc.*	450	3,402
Advanced Battery Technologies, Inc.*	1,239	3,296
TurboChef Technologies, Inc.*	670	3,290
Microvision, Inc.*	1,920	3,226
Spherion Corp.*	1,454	3,213
Energy Recovery, Inc.*	417	3,161
Greenbrier Companies, Inc.	460	3,160
Graham Corp.	280	3,030
TBS International Ltd. — Class A*	300	3,009
Titan Machinery, Inc.*	210	2,953
Horizon Lines, Inc. — Class A	840	2,932

 8

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

DXP Enterprises, Inc.*	200	$2,922
Textainer Group Holdings Ltd.	270	2,862
Key Technology, Inc.*	150	2,834
Patriot Transportation Holding, Inc.*	40	2,803
Valence Technology, Inc.*	1,510	2,748
Lawson Products, Inc.	120	2,742
American Railcar Industries, Inc.	260	2,738
LMI Aerospace, Inc.*	240	2,729
Sauer, Inc.	310	2,713
Lydall, Inc.*	470	2,703
China Fire & Security Group, Inc.*	386	2,629
Casella Waste Systems, Inc. — Class A*	640	2,611
Thermadyne Holdings Corp.*	376	2,583
Flow International Corp.*	1,060	2,565
Alamo Group, Inc.	170	2,542
Volt Information Sciences, Inc.*	350	2,531
Power-One, Inc.*	2,099	2,498
GT Solar International, Inc.*	859	2,483
Universal Truckload Services, Inc.*	170	2,407
Hudson Highland Group, Inc.*	710	2,379
Plug Power, Inc.*	2,255	2,300
Fushi Copperweld, Inc.*	410	2,161
Hurco Companies, Inc.*	180	2,160
Flanders Corp.*	450	2,111
Ultrapetrol Bahamas Ltd.*	650	2,074
EnerNOC, Inc.*	270	2,009
Integrated Electrical Services, Inc.*	220	1,927
Omega Flex, Inc.	90	1,885
Twin Disc, Inc.	250	1,723
PRG-Schultz International, Inc.*	420	1,714
Harbin Electric, Inc.*	210	1,678
PowerSecure International, Inc.*	480	1,579
Amrep Corp. PLC*	50	1,564
China BAK Battery, Inc.*	918	1,487
Beacon Power Corp.*	2,740	1,452
Park-Ohio Holdings Corp.*	230	1,419
Orion Energy Systems Inc.*	250	1,353
China Architectural Engineering, Inc.*	530	1,304
ICT Group, Inc.*	250	1,145
Metalico, Inc.*	679	1,052

		Market
	Shares	Value

NN, Inc.	445	$1,019
Akeena Solar, Inc.*	588	1,011
Coleman Cable Inc.*	220	997
COMSYS IT Partners, Inc.*	410	918
United Capital Corp.*	50	907
Protection One, Inc.*	170	813
Ascent Solar Technologies, Inc.*	209	786
Builders FirstSource, Inc.*	450	689
CAI International, Inc.*	210	666
Dollar Thrifty Automotive Group, Inc.*	600	654
Trimas Corp.*	410	566
Commercial Vehicle Group, Inc.*	607	565
Medis Technologies Ltd.*	880	396
Xerium Technologies, Inc.*	585	386
China Direct, Inc.*	190	276

Total Industrials		3,571,559

INFORMATION TECHNOLOGY 12.6%
Sybase, Inc.*	2,235	55,361
Parametric Technology Corp.*	3,245	41,049
Jack Henry & Associates, Inc.	2,110	40,955
Concur Technologies, Inc.*	1,220	40,040
CACI International, Inc. — Class A*	850	38,326
Micros Systems, Inc.*	2,300	37,536
Solera Holdings, Inc.*	1,458	35,138
InterDigital, Inc.*	1,270	34,925
Informatica Corp.*	2,500	34,325
Polycom, Inc.*	2,470	33,370
Perot Systems Corp. — Class A*	2,440	33,355
Comtech Telecommunications Corp.*	680	31,158
Mantech International Corp. — Class A*	570	30,888
PMC — Sierra, Inc.*	6,170	29,986
Gartner, Inc. — Class A*	1,670	29,776
Macrovision Solutions Corp.*	2,330	29,474
Microsemi Corp.*	2,220	28,061
Arris Group, Inc.*	3,460	27,507
TIBCO Software, Inc.*	5,260	27,299
Digital River, Inc.*	1,050	26,040
3Com Corp.*	11,370	25,924
Quest Software, Inc.*	2,039	25,671
Skyworks Solutions, Inc.*	4,600	25,484
Anixter International, Inc.*	840	25,301

 9

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

j2 Global Communications, Inc.*	1,247	$24,990
Tekelec*	1,840	24,546
Benchmark Electronics, Inc.*	1,900	24,263
Atheros Communications, Inc.*	1,670	23,898
ADTRAN, Inc.	1,580	23,510
Infinera Corp.*	2,619	23,466
Cybersource Corp.*	1,948	23,357
VistaPrint Ltd.*	1,250	23,262
Fair Isaac Corp.	1,368	23,064
Intermec, Inc.*	1,730	22,974
Blackboard, Inc.*	870	22,820
Avocent Corp.*	1,260	22,567
Progress Software Corp.*	1,170	22,534
Quality Systems, Inc.	485	21,156
EarthLink, Inc.*	3,100	20,956
MKS Instruments, Inc.*	1,400	20,706
SRA International, Inc. — Class A*	1,199	20,683
TiVo, Inc.*	2,870	20,549
Formfactor, Inc.*	1,380	20,148
Semtech Corp.*	1,740	19,610
FEI Co.*	1,020	19,237
Net 1 UEPS Technologies, Inc.*	1,400	19,180
Plexus Corp.*	1,129	19,137
Websense, Inc.*	1,270	19,012
Cymer, Inc.*	860	18,843
Omniture, Inc.*	1,760	18,726
Plantronics, Inc.	1,380	18,216
Riverbed Technology, Inc.*	1,580	17,996
MAXIMUS, Inc.	500	17,555
Data Domain, Inc.*	928	17,446
Ariba, Inc.*	2,410	17,376
CSG Systems International, Inc.*	990	17,295
Wind River Systems, Inc.*	1,915	17,292
Rofin-Sinar Technologies, Inc.*	839	17,267
Cabot Microelectronics Corp.*	660	17,206
Power Integrations, Inc.	860	17,097
Blackbaud, Inc.	1,260	17,010
ViaSat, Inc.*	706	17,000
EPIQ Systems, Inc.*	997	16,660
ValueClick, Inc.*	2,435	16,655
Emulex Corp.*	2,380	16,612
Cognex Corp.	1,120	16,576
Take-Two Interactive Software, Inc.	2,173	16,428
Commvault Systems, Inc.*	1,210	16,226

		Market
	Shares	Value

Hittite Microwave Corp.*	550	$16,203
Tessera Technologies, Inc.*	1,359	16,145
Interwoven, Inc.*	1,280	16,128
Synaptics, Inc.*	956	15,831
Lawson Software, Inc.*	3,330	15,784
Cogent, Inc.*	1,160	15,741
Euronet Worldwide, Inc.*	1,330	15,441
ACI Worldwide, Inc.*	969	15,407
Harmonic, Inc.*	2,659	14,917
Sycamore Networks, Inc.*	5,390	14,499
Coherent, Inc.*	670	14,378
Electronics for Imaging, Inc.*	1,500	14,340
Scansource, Inc.*	740	14,260
Rogers Corp.*	509	14,135
ATMI, Inc.*	910	14,041
Acxiom Corp.	1,719	13,941
Triquint Semiconductor, Inc.*	4,040	13,898
L-1 Identity Solutions, Inc.*	2,040	13,750
Wright Express Corp.*	1,090	13,734
Bankrate, Inc.*	360	13,680
SPSS, Inc.*	498	13,426
DealerTrack Holdings, Inc.*	1,120	13,317
Mentor Graphics Corp.*	2,559	13,230
United Online, Inc.	2,179	13,227
MTS Systems Corp.	490	13,054
Tyler Technologies, Inc.*	1,070	12,819
Black Box Corp.	490	12,799
Forrester Research, Inc.*	439	12,384
Heartland Payment Systems, Inc.	680	11,900
MercadoLibre, Inc.*	720	11,815
AsiaInfo Holdings, Inc.*	980	11,603
Imation Corp.	840	11,399
EMS Technologies, Inc.*	440	11,383
Netgear, Inc.*	987	11,262
Adaptec, Inc.*	3,411	11,256
Manhattan Associates, Inc.*	700	11,067
Checkpoint Systems, Inc.*	1,120	11,021
Sapient Corp.*	2,480	11,011
Park Electrochemical Corp.	568	10,769
Netlogic Microsystems, Inc.*	480	10,565
S1 Corp.*	1,320	10,415
Brooks Automation, Inc.*	1,790	10,400
Standard Microsystems Corp.*	630	10,294
Micrel, Inc.	1,400	10,234
Littelfuse, Inc.*	610	10,126
Ultimate Software Group, Inc.*	689	10,059
Starent Networks Corp.*	840	10,021
Zoran Corp.*	1,460	9,972
VeriFone Holdings, Inc.*	1,929	9,452

 10

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

JDA Software Group, Inc.*	716	$9,401
Advent Software, Inc.*	468	9,346
MicroStrategy, Inc. — Class A*	250	9,282
Avid Technology, Inc.*	850	9,273
Palm, Inc.*	3,020	9,271
Monolithic Power Systems, Inc.*	730	9,205
DTS, Inc. — Class A*	500	9,175
Advanced Energy Industries, Inc.*	920	9,154
Insight Enterprises, Inc.*	1,320	9,108
Sonus Networks, Inc.*	5,752	9,088
Cavium Networks, Inc.*	849	8,923
Silicon Image, Inc.*	2,070	8,694
Daktronics, Inc.	920	8,611
RealNetworks, Inc.*	2,420	8,543
Teletech Holdings, Inc.*	1,020	8,517
MSC.Software Corp.*	1,270	8,484
Actel Corp.*	709	8,309
Syntel, Inc.	356	8,231
Vocus, Inc.*	450	8,194
TeleCommunication Systems, Inc. — Class A*	940	8,075
Epicor Software Corp.*	1,670	8,016
Cohu, Inc.	650	7,897
Ultratech, Inc.*	660	7,894
Faro Technologies, Inc.*	468	7,890
THQ, Inc.*	1,880	7,877
Vasco Data Security International*	760	7,851
Blue Coat Systems, Inc.*	928	7,795
Universal Display Corp.*	810	7,654
Neutral Tandem, Inc.*	468	7,591
OmniVision Technologies, Inc.*	1,440	7,560
Constant Contact, Inc.*	570	7,552
Supertex, Inc.*	310	7,443
Netezza Corp.*	1,110	7,370
InfoSpace, Inc.	970	7,323
SAVVIS, Inc.*	1,060	7,303
Ciber, Inc.*	1,510	7,263
Methode Electronics, Inc. — Class A	1,070	7,212
Applied Micro Circuits Corp.*	1,830	7,192
Netscout Systems, Inc.*	830	7,155
Sigma Designs, Inc.*	750	7,125
IPG Photonics Corp.*	540	7,117
Entegris, Inc.*	3,220	7,052
Sanmina-SCI Corp.*	14,980	7,041
Art Technology Group, Inc.*	3,629	7,004

		Market
	Shares	Value

Exar Corp.*	1,050	$7,004
Bel Fuse, Inc. — Class B	330	6,996
Ixia*	1,200	6,936
Newport Corp.*	1,020	6,916
GSI Commerce, Inc.*	656	6,901
Echelon Corp.*	837	6,822
Electro Rent Corp.	610	6,808
Amkor Technology, Inc.*	3,080	6,714
The Knot, Inc.*	800	6,656
Vignette Corp.*	690	6,493
comScore, Inc.*	509	6,490
TNS, Inc.*	686	6,442
DG FastChannel, Inc.*	500	6,240
Stratasys, Inc.*	580	6,235
TTM Technologies, Inc.*	1,195	6,226
Seachange International, Inc.*	860	6,201
Synchronoss Technologies, Inc.*	580	6,183
Transmeta Corp.*	337	6,133
OSI SYSTEMS INC*	440	6,094
Brightpoint, Inc.*	1,398	6,081
RightNow Technologies, Inc.*	780	6,029
SonicWALL, Inc.*	1,496	5,954
Internet Capital Group, Inc.*	1,089	5,935
3PAR, Inc.*	770	5,875
Extreme Networks, Inc.*	2,485	5,815
Digi International, Inc.*	716	5,807
Terremark Worldwide, Inc.*	1,490	5,796
Move, Inc.*	3,620	5,792
Cass Information Systems, Inc.	190	5,787
RF Micro Devices, Inc.*	7,416	5,784
Integral Systems, Inc.*	480	5,784
Utstarcom, Inc.*	3,120	5,772
Taleo Corp.*	730	5,716
Veeco Instruments, Inc.*	898	5,693
LoopNet, Inc.*	829	5,654
IXYS Corp.	680	5,617
Symyx Technologies, Inc.*	940	5,584
SYNNEX Corp.*	489	5,540
ShoreTel, Inc.*	1,219	5,473
NCI, Inc.*	180	5,423
DSP Group, Inc.*	650	5,213
NIC, Inc.	1,126	5,180
CTS Corp.	940	5,179
Electro Scientific Industries, Inc.*	760	5,160
Symmetricom, Inc.*	1,300	5,135
BigBand Networks, Inc.*	926	5,112
Kenexa Corp. — Class A*	640	5,107
Pegasystems, Inc.	410	5,068

 11

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Actuate Corp.*	1,710	$5,062
Volterra Semiconductor Corp.*	706	5,048
Silicon Storage Technology, Inc.*	2,200	5,038
Diodes, Inc.*	820	4,969
Oplink Communications, Inc.*	575	4,945
Cirrus Logic, Inc.*	1,830	4,904
Lattice Semiconductor Corp.*	3,245	4,900
Anaren, Inc.*	410	4,900
Smith Micro Software, Inc.*	860	4,782
Loral Space & Communications, Inc.*	327	4,751
Ness Technologies, Inc.*	1,100	4,708
Immersion Corp.*	790	4,653
DemandTec, Inc.*	549	4,430
Bottomline Technologies, Inc.*	620	4,402
infoGROUP, Inc.	928	4,399
Double-Take Software, Inc.*	488	4,377
Ebix, Inc.*	180	4,302
Perficient, Inc.*	896	4,283
Finisar Corp.*	11,134	4,231
Switch & Data Facilities Company, Inc.*	570	4,212
Super Micro Computer, Inc.*	658	4,165
Airvana, Inc.*	680	4,162
Novatel Wireless, Inc.*	886	4,111
Mercury Computer Systems, Inc.*	640	4,038
iGate Corp.*	620	4,036
Technitrol, Inc.	1,149	3,999
Ceva, Inc.*	570	3,990
Kopin Corp.*	1,950	3,978
DivX, Inc.*	759	3,970
Marchex, Inc.	670	3,906
SuccessFactors, Inc.*	680	3,903
Advanced Analogic Technologies, Inc.*	1,290	3,896
Compellent Technologies, Inc.*	397	3,863
Online Resources Corp.*	810	3,839
ModusLink Global Solutions, Inc.*	1,300	3,757
Aruba Networks, Inc.*	1,470	3,749
Harris Stratex Networks, Inc. — Class A*	720	3,715
STEC, Inc.*	870	3,706
Acme Packet, Inc.*	700	3,682
Internet Brands, Inc. — Class A*	630	3,667

		Market
	Shares	Value

Opnet Technologies, Inc.*	370	$3,648
Rimage Corp.*	270	3,621
Internap Network Services Corp.*	1,420	3,550
PC-Tel, Inc.	540	3,548
China Security & Surveillance Technology, Inc.*	800	3,544
Radisys Corp.*	630	3,484
ExlService Holdings, Inc.*	400	3,428
Liquidity Services Inc.*	410	3,415
Gerber Scientific, Inc.*	668	3,413
MRV Communications, Inc.*	4,430	3,411
Pericom Semiconductor Corp.*	620	3,398
NVE Corp.*	130	3,397
Hackett Group, Inc.*	1,157	3,378
Rackable Systems, Inc.*	840	3,310
Trident Microsystems, Inc.*	1,720	3,251
Cogo Group, Inc.*	666	3,237
Hughes Communications, Inc.*	197	3,140
Sourcefire, Inc.*	560	3,136
Globecomm Systems, Inc.*	570	3,129
Microtune, Inc.*	1,530	3,121
Intevac, Inc.*	610	3,093
Comverge, Inc.*	620	3,038
Rudolph Technologies, Inc.*	860	3,036
OpenTV Corp.*	2,447	3,010
American Software, Inc. — Class A	640	3,008
Keynote Systems, Inc.*	390	3,007
ICx Technologies, Inc.*	380	3,006
FalconStor Software, Inc.*	1,080	3,002
Zygo Corp., Inc.*	430	2,971
Kulicke & Soffa Industries, Inc.*	1,720	2,924
SupportSoft, Inc.*	1,309	2,919
Web.com Group, Inc.*	780	2,855
Measurement Specialties, Inc.*	410	2,850
i2 Technologies, Inc.*	440	2,812
Multi-Fineline Electronix, Inc.*	240	2,806
Techwell, Inc.*	430	2,795
Agilysys, Inc.	638	2,737
Entrust, Inc.*	1,730	2,733
Phoenix Technologies, Ltd.*	770	2,695
Emcore Corp.*	2,070	2,691
Radiant Systems, Inc.*	780	2,629
Rackspace Hosting*	488	2,625
Anadigics, Inc.*	1,760	2,605
Maxwell Technologies, Inc.*	506	2,565

 12

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Callidus Software, Inc.*	850	$2,542
Presstek, Inc.*	780	2,504
Global Cash Access Holdings, Inc.*	1,126	2,500
Monotype Imaging Holdings, Inc.*	420	2,436
Renaissance Learning, Inc.	270	2,427
Interactive Intelligence, Inc.*	370	2,372
Safeguard Scientifics, Inc.*	3,425	2,363
China Information Security Technology, Inc.*	650	2,340
Hutchinson Technology, Inc.*	670	2,332
Photronics, Inc.*	1,177	2,295
Isilon Systems, Inc.*	690	2,270
Chordiant Software, Inc.*	850	2,261
CPI International, Inc.*	260	2,252
SiRF Technology Holdings, Inc.*	1,714	2,194
Unica Corp.*	390	2,137
Quantum Corp.*	5,800	2,088
PROS Holdings, Inc.*	356	2,047
Limelight Networks Inc.*	810	1,985
Mattson Technology, Inc.*	1,390	1,960
Semitool, Inc.*	640	1,952
Cray, Inc.*	928	1,930
Smart Modular Technologies WWH, Inc.*	1,250	1,925
Orbcomm, Inc.*	886	1,914
Digimarc Corp.*	190	1,904
Powerwave Technologies, Inc.*	3,710	1,855
Dice Holdings, Inc.*	440	1,795
TechTarget, Inc.*	390	1,685
Hypercom Corp.*	1,510	1,631
Deltek, Inc.*	350	1,624
NetSuite, Inc.*	190	1,604
Parkervision, Inc.*	640	1,581
Rubicon Technology, Inc.*	370	1,576
ArcSight, Inc.*	190	1,522
TheStreet.com, Inc.	510	1,479
Axcelis Technologies, Inc.*	2,889	1,473
QAD, Inc.	350	1,467
Virtusa Corp.*	250	1,410
MIPS Technology, Inc.*	1,250	1,388
PLX Technology, Inc.*	786	1,352
PC Connection, Inc.*	260	1,331
Bookham, Inc.*	2,840	1,278
Magma Design Automation, Inc.*	1,240	1,265
PC Mall, Inc.*	310	1,243
AuthenTec, Inc.*	710	1,186
Sonic Solutions, Inc.*	630	1,109

		Market
	Shares	Value

Ultra Clean Holdings*	550	$1,106
Guidance Software, Inc.*	260	1,061
Gevity HR, Inc.	690	1,042
LTX-Credence Corp.*	3,530	953
Opnext, Inc.*	537	940
Spansion, Inc.*	3,600	681
KEMET Corp.*	2,370	640
Avanex Corp.*	377	396
Asyst Technologies, Inc.*	1,399	350
HSW International, Inc.*	788	299
Elixir Gaming Technologies, Inc.*	1,910	248
Entropic Communications, Inc.*	260	130
Nextwave Wireless, Inc.*	1,355	122
Midway Games, Inc.*	320	61

Total Information Technology		3,326,417

HEALTH CARE 12.3%
Myriad Genetics, Inc.*	1,260	83,488
Alexion Pharmaceuticals, Inc.*	2,173	78,641
OSI Pharmaceuticals, Inc.*	1,607	62,753
Onyx Pharmaceuticals, Inc.*	1,570	53,631
Immucor, Inc.*	1,980	52,628
Thoratec Corp.*	1,540	50,035
AMERIGROUP Corp.*	1,510	44,575
Magellan Health Services, Inc.*	1,136	44,486
Owens & Minor, Inc.	1,160	43,674
Psychiatric Solutions, Inc.*	1,560	43,446
Valeant Pharmaceuticals International*	1,800	41,220
Allscripts Healthcare Solutions, Inc.	4,120	40,870
Haemonetics Corp.*	720	40,680
Bio-Rad Laboratories, Inc. — Class A*	530	39,914
United Therapeutics Corp.*	636	39,782
Steris Corp.	1,650	39,419
Masimo Corp.*	1,300	38,779
Cubist Pharmaceuticals, Inc.*	1,590	38,414
Isis Pharmaceuticals, Inc.*	2,550	36,159
NuVasive, Inc.*	1,000	34,650
West Pharmaceutical Services, Inc.	910	34,371
Sequenom, Inc.*	1,706	33,847
Auxilium Pharmaceuticals, Inc.*	1,160	32,990
PSS World Medical, Inc.*	1,750	32,935

 13

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Regeneron Pharmaceuticals, Inc.*	1,750	$32,130
Amedisys, Inc.*	750	31,005
Mentor Corp.	954	29,507
Viropharma, Inc.*	2,220	28,904
Alkermes, Inc.*	2,695	28,702
Meridian Bioscience, Inc.	1,126	28,679
Martek Biosciences Corp.	926	28,067
Varian, Inc.*	830	27,813
Healthspring, Inc.*	1,390	27,758
Healthsouth Corp.*	2,480	27,181
Celera Corp.*	2,260	25,154
Chemed Corp.	628	24,976
Luminex Corp.*	1,160	24,778
Alnylam Pharmaceuticals, Inc.*	1,000	24,730
Centene Corp.*	1,220	24,046
Dionex Corp.*	516	23,143
Catalyst Health Solutions, Inc.*	928	22,597
HMS Holdings Corp.*	710	22,379
Medicis Pharmaceutical Corp. — Class A	1,590	22,101
athenahealth, Inc.*	580	21,820
Eclipsys Corp.*	1,530	21,711
Medicines Co.*	1,470	21,653
Wright Medical Group, Inc.*	1,049	21,431
Acorda Therapeutics, Inc.*	1,040	21,330
Gentiva Health Services, Inc.*	720	21,067
PDL BioPharma, Inc.	3,370	20,827
AmSurg Corp.*	890	20,773
Medarex, Inc.*	3,600	20,088
Volcano Corp.*	1,330	19,950
Conmed Corp.*	809	19,367
Datascope Corp.	370	19,329
Landauer, Inc.	260	19,058
American Medical Systems Holdings, Inc.*	2,051	18,438
Theravance, Inc.*	1,460	18,089
XenoPort, Inc.*	710	17,807
Integra LifeSciences Holdings Corp.*	498	17,714
Greatbatch, Inc.*	650	17,199
AMAG Pharmaceuticals, Inc.*	479	17,172
Cepheid, Inc.*	1,610	16,712
CV Therapeutics, Inc.*	1,710	15,749
Abiomed, Inc.*	959	15,747
Parexel International Corp.*	1,600	15,536
Seattle Genetics, Inc.*	1,714	15,323
Align Technology, Inc.*	1,750	15,313
Phase Forward, Inc.*	1,210	15,149

		Market
	Shares	Value

Exelixis, Inc.*	2,968	$14,899
LHC Group, Inc.*	410	14,760
Nektar Therapeutics*	2,614	14,534
Merit Medical Systems, Inc.*	780	13,985
Invacare Corp.	899	13,952
PharMerica Corp.*	860	13,476
Questcor Pharmaceuticals, Inc.*	1,430	13,313
Par Pharmaceutical Companies, Inc.*	970	13,008
Conceptus, Inc.*	850	12,937
Hanger Orthopedic Group, Inc.*	867	12,580
ev3, Inc.*	1,980	12,078
Dendreon Corp.*	2,631	12,050
Salix Pharmaceuticals Ltd.*	1,350	11,921
National Healthcare Corp.	230	11,647
Healthways, Inc.*	990	11,365
Zoll Medical Corp.*	588	11,107
Cyberonics, Inc.*	669	11,085
Cougar Biotechnology, Inc.*	420	10,920
SurModics, Inc.*	430	10,866
Omnicell, Inc.*	880	10,745
inVentiv Health, Inc.*	928	10,709
Sun Healthcare Group, Inc.*	1,210	10,709
Res-Care, Inc.*	700	10,514
Medivation, Inc.*	720	10,490
Vivus, Inc.*	1,949	10,369
Quidel Corp.*	787	10,286
Kindred Healthcare, Inc.*	790	10,286
Geron Corp.*	2,200	10,274
ICU Medical, Inc.*	310	10,273
Analogic Corp.	376	10,257
Neogen Corp.*	410	10,242
Natus Medical, Inc.*	780	10,101
Emergent Biosolutions, Inc.*	380	9,922
Universal American Financial Corp.*	1,110	9,790
Abaxis, Inc.*	610	9,778
Halozyme Therapeutics, Inc.*	1,720	9,632
Emergency Medical Services Corp. — Class A*	260	9,519
InterMune, Inc.*	890	9,416
Angiodynamics, Inc.*	678	9,282
Kendle International, Inc.*	360	9,259
Allos Therapeutics, Inc.*	1,490	9,119
SonoSite, Inc.*	470	8,968
GTx, Inc.*	530	8,925
Savient Pharmaceuticals, Inc.*	1,530	8,859
Momenta Pharmaceuticals, Inc.*	750	8,700

 14

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Arena Pharmaceuticals, Inc.*	2,080	$8,674
Optimer Pharmaceuticals, Inc.*	716	8,671
Bio-Reference Labs, Inc.*	327	8,577
Odyssey HealthCare, Inc.*	920	8,510
NPS Pharmaceuticals, Inc.*	1,330	8,259
Rigel Pharmaceuticals, Inc.*	1,030	8,240
Incyte Corp.*	2,150	8,149
Human Genome Sciences, Inc.*	3,820	8,098
Almost Family, Inc.*	180	8,096
eResearch Technology, Inc.*	1,220	8,089
Osiris Therapeutics, Inc.*	420	8,047
AMN Healthcare Services, Inc.*	950	8,037
Symmetry Medical, Inc.*	1,000	7,970
Genoptix Inc.*	230	7,838
Durect Corp.*	2,309	7,828
MWI Veterinary Supply, Inc.*	290	7,818
Progenics Pharmaceuticals, Inc.*	750	7,733
RehabCare Group, Inc.*	510	7,732
Noven Pharmaceuticals, Inc.*	700	7,700
CryoLife, Inc.*	790	7,671
Genomic Health, Inc.*	390	7,597
Cross Country Healthcare, Inc.*	859	7,551
MedAssets, Inc.*	506	7,388
Orthofix International NV*	480	7,358
Enzon Pharmaceuticals, Inc.*	1,260	7,346
Cypress Bioscience, Inc.*	1,060	7,250
IRIS International, Inc.*	520	7,249
Computer Programs & Systems, Inc.	260	6,968
Indevus Pharmaceuticals, Inc.*	2,189	6,873
Molina Healthcare, Inc.*	390	6,868
Metabolix, Inc.*	537	6,831
Synovis Life Technologies, Inc.*	350	6,559
Ligand Pharmaceuticals, Inc. — Class B*	2,379	6,518
Assisted Living Concepts, Inc. — Class A*	1,554	6,449
Albany Molecular Research, Inc.*	660	6,428
Facet Biotech Corp.*	670	6,425
Orthovita, Inc.*	1,870	6,339
Maxygen Inc.*	710	6,333
Vital Images, Inc.*	450	6,260
Pharmasset, Inc.*	470	6,162

		Market
	Shares	Value

ImmunoGen, Inc.*	1,430	$6,135
Vnus Medical Technologies, Inc.*	370	6,001
Affymetrix, Inc.*	1,960	5,860
Palomar Medical Technologies, Inc.*	506	5,834
Alliance Imaging, Inc.*	720	5,738
Bruker BioSciences Corp.*	1,420	5,737
Pain Therapeutics, Inc.*	969	5,736
Dyax Corp.*	1,570	5,715
Somanetics Corp.*	340	5,613
Emeritus Corp.*	549	5,506
Array Biopharma, Inc.*	1,340	5,427
FGX International Holdings Ltd.*	390	5,359
Accuray, Inc.*	1,019	5,258
Cantel Medical Corp.*	350	5,135
Micrus Endovascular Corp.*	440	5,108
Corvel Corp.*	230	5,055
MannKind Corp.*	1,450	4,974
Sirona Dental Systems, Inc.*	470	4,935
Nabi Biopharmaceuticals*	1,460	4,891
OraSure Technologies, Inc.*	1,320	4,858
Arqule, Inc.*	1,137	4,798
Air Methods Corp.*	296	4,733
Medcath Corp.*	450	4,698
Triple-S Management Corp. — Class B*	400	4,600
Idera Pharmaceuticals, Inc.*	580	4,454
Enzo Biochem, Inc.*	910	4,450
US Physical Therapy, Inc.*	330	4,399
Inspire Pharmaceuticals, Inc.*	1,190	4,284
RTI Biologics, Inc.*	1,509	4,165
Cardiac Science Corp.*	550	4,125
Idenix Pharmaceuticals, Inc.*	710	4,111
Skilled Healthcare Group, Inc. — Class A*	485	4,093
Cadence Pharmaceuticals, Inc.*	560	4,049
Ardea Biosciences, Inc.*	337	4,034
Insulet Corp.*	516	3,984
Medical Action Industries, Inc.*	397	3,970
Kensey Nash Corp.*	200	3,882
Ensign Group, Inc.	230	3,850
Atrion Corp.	39	3,787
Cambrex Corp.*	818	3,779
Obagi Medical Products, Inc.*	497	3,708
Akorn, Inc.*	1,610	3,703
Pozen, Inc.*	729	3,674
BMP Sunstone Corp.*	650	3,621
Sangamo Biosciences, Inc.*	1,030	3,584

 15

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

ArthroCare Corp.*	750	$3,578
Exactech, Inc.*	210	3,536
Hansen Medical, Inc.*	480	3,466
Neurocrine Biosciences, Inc.*	1,080	3,456
BioMimetic Therapeutics, Inc.*	370	3,411
Stereotaxis, Inc.*	770	3,388
Repligen Corp.*	880	3,326
Celldex Therapeutics, Inc.*	420	3,326
Accelrys, Inc.*	759	3,309
Nighthawk Radiology Holdings, Inc.*	660	3,208
CardioNet, Inc.*	130	3,205
Orexigen Therapeutics, Inc.*	570	3,181
Lexicon Genetics, Inc.*	2,270	3,178
Zymogenetics, Inc.*	1,050	3,150
Immunomedics, Inc.*	1,840	3,128
Novavax, Inc.*	1,640	3,100
Discovery Laboratories, Inc.*	2,729	3,056
Affymax, Inc.*	300	2,997
I-Flow Corp.*	600	2,880
Synta Pharmaceuticals Corp.*	468	2,864
Cytokinetics, Inc.*	989	2,819
IPC The Hospitalist Company, Inc.*	165	2,777
TomoTherapy, Inc.*	1,160	2,761
Clinical Data, Inc.*	310	2,759
KV Pharmaceutical Co.*	928	2,673
Cynosure, Inc.*	270	2,465
Chindex International, Inc.*	310	2,465
TranS1, Inc.*	337	2,430
Depomed, Inc.*	1,440	2,376
Life Sciences Research, Inc.*	250	2,350
Spectranetics Corp.*	886	2,312
XOMA Ltd.*	3,725	2,310
Opko Health, Inc.*	1,350	2,187
Cytori Therapeutics, Inc.*	600	2,166
Adolor Corp.*	1,299	2,156
Molecular Insight Pharmaceuticals, Inc.*	500	2,150
Sunrise Senior Living, Inc.*	1,269	2,132
Alexza Pharmaceuticals, Inc.*	670	2,124
DexCom, Inc.*	740	2,042
RadNet, Inc.*	600	2,010
NxStage Medical, Inc.*	730	1,949
Capital Senior Living Corp.*	628	1,871
Targacept, Inc.*	510	1,816
Caraco Pharm Labs, Inc.*	300	1,776
Javelin Pharmaceuticals, Inc.*	1,390	1,738
Nanosphere, Inc.*	356	1,695
Acura Pharmaceuticals, Inc.*	230	1,688
Columbia Labs, Inc.*	1,316	1,671

		Market
	Shares	Value

Ariad Pharmaceuticals, Inc.*	1,959	$1,665
Alphatec Holdings, Inc.*	700	1,645
Virtual Radiologic Corp.*	190	1,611
MiddleBrook Pharmaceuticals, Inc.*	1,010	1,515
MAP Pharmaceuticals, Inc.*	216	1,508
Sucampo Pharmaceuticals, Inc. — Class A*	256	1,472
National Research Corp.	50	1,448
Biodel, Inc.*	296	1,427
Five Star Quality Care, Inc.*	897	1,372
Caliper Life Sciences, Inc.*	1,350	1,310
Amicus Therapeutics, Inc.*	140	1,117
Acadia Pharmaceuticals, Inc.*	928	835
Rexahn Pharmaceuticals, Inc.*	819	729
Vision-Sciences, Inc.*	470	719
BioForm Medical, Inc.*	620	564
Protalix BioTherapeutics, Inc.*	296	545
Cell Genesys, Inc.*	2,419	532
PharmaNet Development Group, Inc.*	550	501
Providence Service Corp.*	337	489
Marshall Edwards, Inc.*	580	406
Jazz Pharmaceuticals, Inc.*	210	405

Total Health Care		3,224,421

CONSUMER DISCRETIONARY 8.8%
Wendy’s/Arby’s Group, Inc. — Class A	11,189	55,274
Marvel Entertainment, Inc.*	1,380	42,435
Tupperware Brands Corp.	1,750	39,725
Corinthian Colleges, Inc.*	2,400	39,288
Bally Technologies, Inc.*	1,540	37,006
Jack in the Box, Inc.*	1,660	36,669
Netflix, Inc.*	1,140	34,075
Aaron Rents, Inc.	1,280	34,074
Tractor Supply Co.*	940	33,972
WMS Industries, Inc.*	1,239	33,329
Rent-A-Center, Inc.*	1,878	33,147
Matthews International Corp. — Class A	880	32,278
Carter’s, Inc.*	1,603	30,874
Aeropostale, Inc.*	1,890	30,429
Deckers Outdoor Corp.*	370	29,552
Wolverine World Wide, Inc.	1,400	29,456
Polaris Industries, Inc.	928	26,587
Interactive Data Corp.	1,030	25,400
The Warnaco Group, Inc.*	1,280	25,126
Pool Corp.	1,353	24,313

 16

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Capella Education Co.*	395	$23,210
Vail Resorts, Inc.*	840	22,344
Under Armour, Inc.*	928	22,124
Fossil, Inc.*	1,270	21,209
Ryland Group, Inc.	1,200	21,204
Collective Brands, Inc.*	1,800	21,096
Gymboree Corp.*	798	20,820
Chico’s FAS, Inc.*	4,980	20,816
Sonic Corp.*	1,690	20,567
Men’s Wearhouse, Inc.	1,462	19,795
Bob Evans Farms, Inc.	870	17,774
Regis Corp.	1,210	17,581
Callaway Golf Co.	1,874	17,409
Cheesecake Factory, Inc.*	1,679	16,958
Sotheby’s	1,900	16,891
Iconix Brand Group, Inc.*	1,630	15,941
Jakks Pacific, Inc.*	769	15,864
Timberland Co. — Class A*	1,350	15,592
Coinstar, Inc.*	788	15,374
Sally Beauty Holdings, Inc.*	2,660	15,135
Tempur-Pedic International, Inc.	2,100	14,889
Helen of Troy Ltd.*	850	14,756
J. Crew Group, Inc.*	1,200	14,640
99 Cents Only Stores*	1,320	14,428
Children’s Place Retail Stores, Inc.*	660	14,309
P.F. Chang’s China Bistro, Inc.*	679	14,218
Buckle, Inc.	651	14,205
CEC Entertainment, Inc.*	570	13,822
Dress Barn, Inc.*	1,270	13,640
Steiner Leisure Ltd.*	460	13,579
Jos. A. Bank Clothiers, Inc.*	510	13,336
Pinnacle Entertainment, Inc.*	1,690	12,979
CKE Restaurants, Inc.	1,480	12,846
Buffalo Wild Wings, Inc.*	500	12,825
Cracker Barrel Old Country Store, Inc.	618	12,725
Life Time Fitness, Inc.*	979	12,678
NutriSystem, Inc.	860	12,547
Hibbett Sports Inc.*	798	12,537
Jackson Hewitt Tax Service, Inc.	798	12,521
Gaylord Entertainment Co.*	1,150	12,466
Columbia Sportswear Co.	350	12,379
Live Nation, Inc.*	2,138	12,272
Fred’s, Inc.	1,129	12,148
National CineMedia, Inc.	1,190	12,067
Unifirst Corp.	400	11,876
Skechers U.S.A., Inc. — Class A*	926	11,871

		Market
	Shares	Value

PetMed Express, Inc.*	670	$11,812
Cato Corp. — Class A	780	11,778
Monro Muffler Brake, Inc.	460	11,730
American Public Education, Inc.*	310	11,529
Papa John’s International, Inc.*	620	11,427
HOT Topic, Inc.*	1,229	11,393
Exide Technologies*	2,119	11,210
Fuel Systems Solutions, Inc.*	336	11,007
Jo-Ann Stores, Inc.*	706	10,936
Churchill Downs, Inc.	270	10,913
Texas Roadhouse, Inc.*	1,390	10,772
Steven Madden, Ltd.*	500	10,660
Meritage Homes Corp.*	867	10,551
Universal Technical Institute, Inc.*	608	10,439
Brunswick Corp.	2,470	10,399
Cooper Tire & Rubber Co.	1,660	10,226
Arbitron, Inc.	765	10,159
Brown Shoe Company, Inc.	1,189	10,071
National Presto Industries, Inc.	130	10,010
Ethan Allen Interiors, Inc.	689	9,901
American Greetings Corp. — Class A	1,280	9,690
Blue Nile, Inc.*	380	9,306
Marcus Corp.	570	9,251
Scholastic Corp.	679	9,221
Genesco, Inc.*	540	9,137
Peet’s Coffee & Tea, Inc.*	390	9,067
Stage Stores, Inc.	1,079	8,902
Pre-Paid Legal Services, Inc.*	230	8,577
K-Swiss, Inc. — Class A	730	8,322
Bebe Stores, Inc.	1,080	8,068
Charming Shoppes, Inc.*	3,190	7,784
The Wet Seal, Inc. — Class A*	2,600	7,722
Shuffle Master, Inc.*	1,490	7,390
Red Robin Gourmet Burgers, Inc.*	430	7,237
Stewart Enterprises, Inc. — Class A	2,360	7,104
Group 1 Automotive, Inc.	651	7,011
Superior Industries International, Inc.	650	6,838
Finish Line, Inc. — Class A	1,199	6,714
World Wrestling Entertainment, Inc.	596	6,604
Drew Industries, Inc.*	550	6,600
Quiksilver, Inc.*	3,560	6,550
Universal Electronics, Inc.*	400	6,488

 17

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Harte-Hanks, Inc.	1,039	$6,483
Weyco Group, Inc.	196	6,478
Cabela’s, Inc. — Class A*	1,110	6,471
Dillard’s, Inc. — Class A	1,610	6,392
Maidenform Brands, Inc.*	628	6,374
California Pizza Kitchen, Inc.*	590	6,325
Blockbuster, Inc. — Class A*	4,988	6,285
RCN Corp.*	1,060	6,254
Cinemark Holdings, Inc.	840	6,241
Ameristar Casinos, Inc.	716	6,186
Speedway Motorsports, Inc.	380	6,122
True Religion Apparel, Inc.*	480	5,971
ArvinMeritor, Inc.	2,075	5,914
Citi Trends, Inc.*	400	5,888
Core-Mark Holding Company, Inc.*	270	5,810
DineEquity, Inc.	490	5,664
Grand Canyon Education, Inc.*	300	5,634
Volcom, Inc.*	510	5,559
Christopher & Banks Corp.	987	5,527
CKX, Inc.*	1,480	5,432
Denny’s Corp.*	2,680	5,333
Blyth, Inc.	680	5,331
BJ’s Restaurants, Inc.*	490	5,277
RC2 Corp.*	490	5,228
Domino’s Pizza, Inc.*	1,100	5,181
Standard-Pacific Corp.*	2,840	5,055
Raser Technologies, Inc.*	1,330	4,961
Winnebago Industries, Inc.	818	4,933
Ambassadors Group, Inc.	536	4,931
PEP Boys-Manny Moe & Jack	1,188	4,906
Cavco Industries, Inc.*	180	4,840
Steak n Shake Co.*	810	4,819
Mediacom Communications Corp.*	1,110	4,773
Dolan Media Co.*	720	4,745
Ulta Salon Cosmetics & Fragrance, Inc.*	570	4,720
DSW, Inc.*	376	4,685
Haverty Furniture Companies, Inc.	500	4,665
Overstock.com, Inc.*	430	4,635
Coldwater Creek, Inc.*	1,610	4,589
iRobot Corp.*	498	4,497
Modine Manufacturing Co.	900	4,383
Lululemon Athletica, Inc.*	547	4,338
Spartan Motors, Inc.	910	4,304
Sinclair Broadcast Group, Inc. — Class A	1,370	4,247

		Market
	Shares	Value

Movado Group, Inc.	450	$4,226
Knology, Inc.*	800	4,128
Asbury Automotive Group, Inc.	898	4,104
Zumiez, Inc.*	550	4,098
Dorman Products, Inc.*	310	4,092
Midas, Inc.*	390	4,091
M/I Homes, Inc.	387	4,079
Cox Radio Inc. — Class A*	670	4,027
Orbitz Worldwide, Inc.*	1,030	3,996
Fisher Communications, Inc.	190	3,922
Belo Corp. — Class A	2,513	3,920
CSS Industries, Inc.	220	3,903
America’s Car Mart, Inc.*	280	3,867
Tenneco, Inc.*	1,309	3,862
Shutterfly, Inc.*	550	3,845
Landry’s Restaurants, Inc.	330	3,828
Charlotte Russe Holding, Inc.*	588	3,816
Skyline Corp.	190	3,798
American Axle & Manufacturing Holdings, Inc.	1,300	3,757
Stamps.com, Inc.*	380	3,735
Monarch Casino & Resort, Inc.*	320	3,728
Cherokee, Inc.	209	3,626
Unifi, Inc.*	1,270	3,581
Oxford Industries, Inc.	395	3,464
Systemax, Inc.	310	3,339
AFC Enterprises, Inc.*	709	3,325
Steinway Musical Instruments, Inc.*	187	3,274
Leapfrog Enterprises, Inc.*	928	3,248
Big 5 Sporting Goods Corp.	620	3,230
Morgans Hotel Group Co.*	690	3,215
K12 Inc.*	170	3,188
La-Z-Boy, Inc.	1,450	3,147
Outdoor Channel Holdings, Inc.*	420	3,146
Sealy Corp.	1,250	3,138
RHI Entertainment*	376	3,053
hhgregg, Inc.*	350	3,038
Tween Brands, Inc.*	700	3,024
Zale Corp.*	896	2,984
Pacific Sunwear of California, Inc.*	1,850	2,942
drugstore.com, Inc.*	2,360	2,926
Journal Communications, Inc. — Class A	1,190	2,916
CROCS, Inc.*	2,350	2,914
Sonic Automotive, Inc.	729	2,901

 18

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Retail Ventures, Inc.*	810	$2,811
1-800-FLOWERS.com, Inc.*	730	2,789
Lumber Liquidators, Inc.*	260	2,746
Krispy Kreme Doughnuts, Inc.*	1,589	2,670
Global Sources Ltd.*	480	2,616
Furniture Brands International, Inc.	1,170	2,586
Lear Corp.*	1,810	2,552
Luby’s, Inc.*	604	2,531
Entravision Communications Corp. — Class A*	1,587	2,476
Smith & Wesson Holding Corp.*	1,060	2,406
Audiovox Corp. — Class A*	480	2,405
Shoe Carnival, Inc.*	250	2,388
Conn’s, Inc.*	280	2,374
G-III Apparel Group Ltd.*	370	2,364
Gaiam, Inc.*	507	2,342
Build-A-Bear Workshop, Inc.*	470	2,284
Ruby Tuesday, Inc.*	1,458	2,274
Hovnanian Enterprises, Inc. — Class A*	1,310	2,253
Perry Ellis International, Inc.*	337	2,137
Learning Tree International, Inc.*	250	2,130
Dana Holding Corp.*	2,790	2,065
Amerigon, Inc.*	618	2,015
Quantum Fuel Systems Technologies Worldwide, Inc.*	2,333	1,983
Hooker Furniture Corp.	256	1,961
Global Traffic Network, Inc.*	330	1,927
American Apparel, Inc.*	960	1,910
Princeton Review, Inc.*	380	1,873
Stoneridge, Inc.*	410	1,870
Martha Stewart Omnimedia, Inc.*	710	1,846
Cumulus Media, Inc. — Class A*	740	1,843
Valassis Communications, Inc.*	1,359	1,794
Rex Stores Corp.*	220	1,775
Kenneth Cole Productions, Inc. — Class A	250	1,770
Fuqi International, Inc.*	280	1,753
Beazer Homes USA, Inc.*	1,100	1,738
Syms Corp.*	190	1,687
Talbots, Inc.	686	1,640
Wonder Auto Technology, Inc.*	410	1,607

		Market
	Shares	Value

Lincoln Educational Services Corp.*	120	$1,590
Town Sports International Holdings, Inc.*	494	1,576
Marine Products Corp.	280	1,574
MarineMax, Inc.*	460	1,559
Primedia, Inc.	710	1,541
New York & Company, Inc.*	650	1,508
Isle of Capri Casinos, Inc.*	450	1,440
Nautilus, Inc.*	641	1,417
Russ Berrie & Company, Inc.*	468	1,390
Tuesday Morning Corp.*	849	1,384
Value Line, Inc.	40	1,381
Palm Harbor Homes, Inc.*	270	1,345
Playboy Enterprises, Inc. — Class B*	600	1,296
Visteon Corp.*	3,690	1,292
Hayes Lemmerz International, Inc.*	2,849	1,282
McClatchy Company — Class A	1,600	1,280
AH Belo Corp. — Class A	580	1,264
Dover Downs Gaming & Entertainment, Inc.	390	1,240
Champion Enterprises, Inc.*	2,185	1,224
Great Wolf Resorts, Inc.*	760	1,170
Brookfield Homes Corp.	260	1,123
Media General, Inc.	640	1,120
Bluegreen Corp.*	357	1,117
O’Charleys, Inc.	510	1,020
Lodgian, Inc.*	460	980
Charter Communications, Inc. — Class A*	11,509	941
Pier 1 Imports, Inc.*	2,510	929
Entercom Communications Corp.	720	886
Crown Media Holdings, Inc. — Class A*	300	855
Riviera Holdings Corp.*	280	840
Citadel Broadcasting Corp.*	5,110	818
Lin TV Corp. — Class A*	747	814
Stein Mart, Inc.*	710	802
Ruth’s Chris Steak House*	570	787
Bidz.com, Inc.*	159	731
RH Donnelley Corp.*	1,944	719
Rick’s Cabaret International, Inc.*	177	706
Einstein Noah Restaurant Group, Inc.*	120	690
Borders Group, Inc.*	1,710	684
Six Flags, Inc.*	2,050	636

 19

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Cache, Inc.*	310	$626
Dover Motorsports, Inc.	427	555
Casual Male Retail Group, Inc.*	1,050	546
Lee Enterprises, Inc.	1,270	521
Libbey, Inc.	410	513
Gray Television, Inc.	1,200	480
Fleetwood Enterprises, Inc.*	2,150	215
Aristotle Corp.*	29	105

Total Consumer Discretionary		2,303,308

UTILITIES 3.5%
Piedmont Natural Gas Co.	2,068	65,494
ITC Holdings Corp.	1,390	60,715
Westar Energy, Inc.	2,958	60,669
New Jersey Resources Corp.	1,177	46,315
WGL Holdings, Inc.	1,398	45,701
Nicor, Inc.	1,270	44,120
Cleco Corp.	1,690	38,583
IDACORP, Inc.	1,276	37,578
Portland General Electric Co.	1,760	34,267
South Jersey Industries, Inc.	840	33,474
Northwest Natural Gas Co.	747	33,040
Southwest Gas Corp.	1,220	30,768
Black Hills Corp.	1,080	29,117
Avista Corp.	1,500	29,070
Laclede Group, Inc.	620	29,041
Unisource Energy Corp.	970	28,479
California Water Service Group	550	25,537
PNM Resources, Inc.	2,440	24,595
Allete, Inc.	737	23,783
NorthWestern Corp.	1,010	23,705
El Paso Electric Co.*	1,259	22,775
CH Energy Group, Inc.	440	22,612
UIL Holding Corp.	710	21,321
Mge Energy, Inc.	618	20,394
Empire District Electric Co.	954	16,790
American States Water Co.	488	16,094
Ormat Technologies, Inc.	499	15,903
SJW Corp.	370	11,078
Central Vermont Public Service Corp.	320	7,635
Middlesex Water Co.	370	6,375
Chesapeake Utilities Corp.	190	5,981
Connecticut Water Service, Inc.	240	5,666
Consolidated Water Company, Inc.	410	5,125
Cadiz, Inc.*	340	4,253
Southwest Water Co.	686	2,209

		Market
	Shares	Value

US Geothermal, Inc.*	1,750	$1,453
Synthesis Energy Systems, Inc.*	706	480

Total Utilities		930,195

ENERGY 3.5%
Comstock Resources, Inc.*	1,290	60,952
EXCO Resources, Inc.*	4,212	38,161
Concho Resources, Inc.*	1,560	35,599
Nordic American Tanker Shipping	969	32,704
Penn Virginia Corp.	1,170	30,397
Arena Resources, Inc.*	1,070	30,056
World Fuel Services Corp.	809	29,933
Bill Barrett Corp.*	1,030	21,764
Contango Oil & Gas Co.*	370	20,831
CARBO Ceramics, Inc.	570	20,252
Goodrich Petroleum Corp.*	640	19,168
Bristow Group, Inc.*	680	18,217
Dril-Quip, Inc.*	870	17,844
Gran Tierra Energy, Inc.*	6,239	17,469
McMoRan Exploration Co.*	1,687	16,533
GulfMark Offshore, Inc.*	640	15,226
Basic Energy Services, Inc.*	1,160	15,126
Lufkin Industries, Inc.	420	14,490
Swift Energy Co.*	860	14,457
Atlas America, Inc.	970	14,404
USEC, Inc.*	3,140	14,099
Ship Finance International Ltd.	1,190	13,149
Vaalco Energy, Inc.*	1,670	12,425
Carrizo Oil & Gas, Inc.*	767	12,349
GMX Resources, Inc.*	468	11,850
James River Coal Co.*	767	11,758
Complete Production Services, Inc.*	1,350	11,002
BPZ Resources, Inc.*	1,690	10,816
Hornbeck Offshore Services, Inc.*	645	10,539
Rosetta Resources, Inc.*	1,450	10,266
Precision Drilling Trust	1,220	10,232
Petroleum Development Corp.*	420	10,109
Stone Energy Corp.*	887	9,775
Newpark Resources, Inc.*	2,534	9,376
Parker Drilling Co.*	3,190	9,251
Willbros Group, Inc.*	1,089	9,224
Berry Petroleum Co. — Class A	1,201	9,080
ION Geophysical Corp.*	2,520	8,644
NATCO Group, Inc.*	560	8,501

 20

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Delta Petroleum Corp.*	1,750	$8,330
International Coal Group, Inc.*	3,590	8,257
Petroquest Energy, Inc.*	1,220	8,247
Cal Dive International, Inc.*	1,250	8,137
RPC, Inc.	818	7,984
Pioneer Drilling Co.*	1,400	7,798
Knightsbridge Tankers Ltd.	480	7,032
Clayton Williams Energy, Inc.*	150	6,816
Golar LNG Ltd.	997	6,740
Western Refining, Inc.	840	6,518
Matrix Service Co.*	729	5,591
PHI, Inc.*	380	5,324
Gulf Island Fabrication, Inc.	337	4,856
Bronco Drilling Co., Inc.*	740	4,780
Superior Well Services, Inc.*	460	4,600
ATP Oil & Gas Corp.*	779	4,557
Crosstex Energy, Inc.	1,130	4,407
Allis-Chalmers Energy, Inc.*	790	4,345
Clean Energy Fuels Corp.*	690	4,168
Brigham Exploration Co.*	1,300	4,160
Harvest Natural Resources, Inc.*	927	3,986
Dawson Geophysical Co.*	220	3,918
Cheniere Energy, Inc.*	1,366	3,893
Oilsands Quest, Inc.*	5,240	3,825
Panhandle Oil and Gas, Inc. — Class A	210	3,780
Natural Gas Services Group, Inc.*	336	3,404
T-3 Energy Services, Inc. — Class A*	350	3,304
Warren Resources, Inc.*	1,640	3,264
Rentech, Inc.*	4,680	3,182
FX Energy, Inc.*	1,139	3,178
APCO Argentina, Inc.	110	2,929
Gulfport Energy Corp.*	740	2,923
Westmoreland Coal Co.*	260	2,886
Alon USA Energy, Inc.	306	2,800
Energy XXI Bermuda Ltd.	3,380	2,670
Toreador Resources Corp.*	470	2,580
CVR Energy, Inc.*	640	2,560
ENGlobal Corp.*	760	2,470
Parallel Petroleum Corp.*	1,169	2,350
Union Drilling, Inc.*	387	2,009
Delek US Holdings, Inc.	370	1,957
OYO Geospace Corp.*	107	1,869
Approach Resources, Inc.*	250	1,827
GeoGlobal Resources, Inc.*	1,070	1,712
Bolt Technology Corp.*	239	1,663
Double Eagle Petroleum Co.*	230	1,615

		Market
	Shares	Value

Endeavour International Corp.*	3,210	$1,605
BMB Munai, Inc.*	1,129	1,569
Trico Marine Services, Inc.*	350	1,565
Northern Oil And Gas, Inc.*	600	1,560
Venoco, Inc.*	570	1,545
Callon Petroleum Co.*	588	1,529
Sulphco, Inc.*	1,626	1,528
Georesources, Inc.*	170	1,477
TXCO Resources, Inc.*	980	1,460
Houston American Energy Corp.	420	1,420
Rex Energy Corp.*	468	1,376
Meridian Resource Corp.*	2,190	1,248
Energy Partners Ltd.*	898	1,212
RAM Energy Resources, Inc.*	1,309	1,152
Tri-Valley Corp.*	630	1,134
Mitcham Industries, Inc.*	280	1,112
Uranium Resources, Inc.*	1,390	1,070
PrimeEnergy Corp.*	20	1,039
Gasco Energy, Inc.*	2,640	1,030
Evergreen Energy Inc.*	3,480	1,009
National Coal Corp.*	780	991
GeoMet, Inc.*	518	891
Abraxas Petroleum Corp.*	1,179	849
American Oil & Gas, Inc.*	1,030	824
GreenHunter Energy, Inc.*	130	640
Cano Petroleum, Inc.*	1,328	584
Pacific Ethanol, Inc.*	1,250	550
Aventine Renewable Energy Holdings, Inc.*	830	540
Quest Resource Corp.*	780	343
Geokinetics, Inc.*	130	321

Total Energy		914,402

CONSUMER STAPLES 3.1%
Ralcorp Holdings, Inc.*	1,590	92,856
Flowers Foods, Inc.	2,180	53,105
Chattem, Inc.*	480	34,334
Ruddick Corp.	1,190	32,903
Casey’s General Stores, Inc.	1,430	32,561
Fresh Del Monte Produce, Inc.*	1,179	26,433
Winn-Dixie Stores, Inc.*	1,515	24,392
TreeHouse Foods, Inc.*	880	23,971
Hain Celestial Group, Inc.*	1,140	21,763
United Natural Foods, Inc.*	1,210	21,562
Universal Corp.	720	21,506
Sanderson Farms, Inc.	570	19,699
Lancaster Colony Corp.	570	19,551

 21

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Green Mountain Coffee Roasters, Inc.*	488	$18,886
Chiquita Brands International, Inc.*	1,219	18,017
Lance, Inc.	760	17,434
Tootsie Roll Industries, Inc.	670	17,159
Nash Finch Co.	360	16,160
Nu Skin Enterprises, Inc.	1,387	14,466
Spartan Stores, Inc.	620	14,415
J&J Snack Foods Corp.	400	14,352
Pantry, Inc.*	626	13,428
WD-40 Co.	460	13,013
Vector Group Ltd.	928	12,639
Darling International, Inc.*	2,300	12,627
Smart Balance, Inc.*	1,770	12,036
American Oriental Bioengineering, Inc.*	1,740	11,815
Central Garden and Pet Co. — Class A*	1,810	10,679
Weis Markets, Inc.	310	10,425
Cal-Maine Foods, Inc.	357	10,246
Prestige Brands Holdings, Inc. — Class A*	954	10,065
Diamond Foods, Inc.	440	8,866
Elizabeth Arden, Inc.*	680	8,575
Pricesmart, Inc.	410	8,471
Andersons, Inc.	510	8,405
Alliance One International, Inc.*	2,510	7,379
Star Scientific, Inc.*	1,860	7,124
Boston Beer Co., Inc. — Class A*	240	6,816
USANA Health Sciences, Inc.*	190	6,506
Zhongpin, Inc.*	520	6,240
Great Atlantic & Pacific Tea Company, Inc*	987	6,188
Ingles Markets, Inc. — Class A	350	6,157
Coca-Cola Bottling Co. Consolidated	116	5,331
Village Super Market	90	5,165
Imperial Sugar Co., Inc.	340	4,876
Farmer Brothers Co.	190	4,739
Alico, Inc.	100	4,099
Arden Group, Inc.	30	3,780
China Sky One Medical, Inc.*	220	3,518
Calavo Growers, Inc.	290	3,335
Griffin Land & Nurseries, Inc.	90	3,317
Synutra International, Inc.*	290	3,196
B&G Foods, Inc.	570	3,078
Inter Parfums, Inc.	390	2,995

		Market
	Shares	Value

Susser Holdings Corp.*	216	$2,871
American Dairy, Inc.*	190	2,858
National Beverage Corp.*	296	2,664
Omega Protein Corp.*	520	2,085
Schiff Nutrition International, Inc.*	260	1,552
HQ Sustainable Maritime Industries, Inc.*	190	1,488
Lifeway Foods, Inc.*	130	1,167
Mannatech, Inc.	440	1,078
AgFeed Industries, Inc.*	558	898
Reddy Ice Holdings, Inc.	497	716

Total Consumer Staples		818,031

MATERIALS 3.0%
Compass Minerals International, Inc.	910	53,381
Royal Gold, Inc.	819	40,303
Olin Corp.	2,110	38,149
Rock-Tenn Co. — Class A	1,070	36,573
Silgan Holdings, Inc.	710	33,945
Sensient Technologies Corp.	1,360	32,477
Calgon Carbon Corp.*	1,520	23,347
Texas Industries, Inc.	659	22,735
H.B. Fuller Co.	1,365	21,990
Minerals Technologies, Inc.	530	21,677
Worthington Industries, Inc.	1,810	19,946
Arch Chemicals, Inc.	700	18,249
OM Group, Inc.*	860	18,155
Amcol International Corp.	716	15,000
Wausau Paper Corp.	1,240	14,186
Coeur d’Alene Mines Corp.*	15,537	13,673
Deltic Timber Corp.	297	13,588
Hecla Mining Co.*	4,777	13,376
NewMarket Corp.	378	13,196
A. Schulman, Inc.	760	12,920
Rockwood Holdings, Inc.*	1,180	12,744
Koppers Holdings, Inc.	588	12,713
Balchem Corp.	510	12,704
W.R. Grace & Co.*	2,030	12,119
Solutia, Inc.*	2,660	11,970
Glatfelter	1,276	11,867
Zep, Inc.	588	11,354
Kaiser Aluminum Corp.	440	9,909
RTI International Metals, Inc.*	640	9,158
Schweitzer-Mauduit International, Inc.	440	8,809
Westlake Chemical Corp.	538	8,764
Ferro Corp.	1,229	8,664
Stepan Co.	180	8,458

 22

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Haynes International, Inc.*	340	$8,371
PolyOne Corp.*	2,628	8,278
Headwaters, Inc.*	1,179	7,958
Brush Engineered Materials, Inc.*	577	7,339
Zoltek Companies, Inc.*	770	6,922
Allied Nevada Gold Corp.*	1,270	6,426
Myers Industries, Inc.	800	6,400
American Vanguard Corp.	530	6,201
Innophos Holdings, Inc.	290	5,745
Stillwater Mining Co.*	1,109	5,478
Spartech Corp.	860	5,384
Quaker Chemical Corp.	310	5,099
Olympic Steel, Inc.	250	5,092
A.M. Castle & Co.	460	4,982
Horsehead Holding Corp.*	990	4,653
Graphic Packaging Holding Co.*	4,080	4,651
Louisiana-Pacific Corp.	2,910	4,540
Landec Corp.*	645	4,244
LSB Industries, Inc.*	490	4,077
Buckeye Technologies, Inc.*	1,100	4,004
Innospec, Inc.	660	3,887
GenTek, Inc.*	250	3,762
Neenah Paper, Inc.	410	3,624
U S Concrete, Inc.*	1,040	3,494
Penford Corp.	310	3,137
ShengdaTech, Inc.*	850	2,992
Universal Stainless & Alloy*	190	2,753
AEP Industries, Inc.*	150	2,637
Clearwater Paper Corp.*	307	2,577
NL Industries, Inc.	190	2,546
ICO, Inc.*	780	2,465
General Moly, Inc.*	1,770	2,089
Bway Holding Co.*	210	1,672
Mercer International, Inc.*	850	1,632
Apex Silver Mines Ltd.*	1,664	1,631
Flotek Industries, Inc.*	640	1,613
KapStone Paper and Packaging Corp.*	509	1,211
United States Lime & Minerals, Inc.*	50	1,198
General Steel Holdings, Inc.*	296	1,166
AbitibiBowater, Inc.*	1,499	705
China Precision Steel, Inc.*	480	600
Sutor Technology Group Ltd.*	210	485
Boise, Inc.*	1,006	433
Verso Paper Corp.	386	398

Total Materials		780,650

		Market
	Shares	Value

TELECOMMUNICATION SERVICES 0.9%
tw telecom Inc.*	4,150	$35,151
NTELOS Holdings Corp.	840	20,714
Shenandoah Telecommunications Co.	660	18,513
Syniverse Holdings, Inc.*	1,448	17,289
Centennial Communications Corp.*	1,900	15,314
Premiere Global Services, Inc.*	1,740	14,981
Iowa Telecommunications Services, Inc.	900	12,852
Cincinnati Bell, Inc.*	6,495	12,535
Alaska Communications Systems Group, Inc.	1,219	11,434
Cbeyond, Inc.*	680	10,866
General Communication, Inc. — Class A*	1,276	10,323
Fairpoint Communications, Inc.	2,509	8,230
Cogent Communications Group, Inc.*	1,259	8,221
Consolidated Communications Holdings, Inc.	651	7,734
USA Mobility, Inc.	650	7,521
Atlantic Tele-Network, Inc.	270	7,169
Global Crossing*	740	5,876
PAETEC Holding Corp.*	3,490	5,026
ICO Global Communications Holdings Ltd.*	2,919	3,298
iPCS, Inc. — Class A*	480	3,293
Ibasis, Inc.*	840	1,184
Hungarian Telephone & Cable Corp.*	130	1,118
Vonage Holdings Corp.*	1,450	957
Virgin Mobile USA, Inc. — Class A*	1,040	874
TerreStar Corp.*	1,640	656
IDT Corp. — Class B*	1,516	606
FiberTower Corp.*	3,390	542
Globalstar, Inc.*	1,259	252

Total Telecommunication Services		242,529

Total Common Stocks (Cost $19,859,720)		21,046,962

 23

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 34.2%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Mizuho Financial Group, Inc. issued 12/31/08 at 0.02% due 01/02/09	$5,882,137	$5,882,137
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	2,876,499	2,876,499
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	235,045	235,045

Total Repurchase Agreements (Cost $8,993,681)		8,993,681

Total Investments 114.3% (Cost $28,853,401)		$30,040,643

Liabilities in Excess of Other Assets – (14.3)%		$(3,759,665)

Net Assets – 100.0%		$26,280,978

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
March 2009 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $1,084,600)	22	$64,308

	Units

Equity Index Swap Agreements
Goldman Sachs International January 2009 Russell 2000 Index Swap, terminating 01/08/09**
(Notional Market Value $3,919,090)	7,847	$204,860
Credit Suisse Capital, LLC March 2009 Russell 2000 Index Swap, terminating 03/26/09**
(Notional Market Value $653,803)	1,309	30,475

(Total Notional Market Value $4,572,892)		$235,335

*	Non-Income Producing Security.

**	Total Return based on Russell 2000 Index +/- financing at a variable rate.

 24

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 60.7%

FINANCIALS 14.2%
Realty Income Corp.	1,430	$33,104
Aspen Insurance Holdings Ltd.	1,210	29,342
Senior Housing Properties Trust	1,620	29,030
First Niagara Financial Group, Inc.	1,680	27,166
Platinum Underwriters Holdings Ltd.	690	24,895
Highwoods Properties, Inc.	900	24,624
Validus Holdings Ltd.	910	23,806
ProAssurance Corp.*	448	23,645
FirstMerit Corp.	1,140	23,473
Montpelier Re Holdings Ltd.	1,320	22,163
UMB Financial Corp.	440	21,622
Knight Capital Group, Inc. — Class A*	1,330	21,479
IPC Holdings Ltd.	710	21,229
Washington Real Estate Investment Trust	740	20,942
Westamerica Bancorporation	408	20,869
NewAlliance Bancshares, Inc.	1,540	20,282
Healthcare Realty Trust, Inc.	830	19,488
Susquehanna Bancshares, Inc.	1,220	19,410
National Retail Properties, Inc.	1,110	19,081
Apollo Investment Corp.	2,010	18,713
Omega Healthcare Investors, Inc.	1,160	18,525
Home Properties, Inc.	450	18,270
Corporate Office Properties Trust SBI	590	18,113
United Bankshares, Inc.	540	17,939
Odyssey Re Holdings Corp.	340	17,615
Greenhill & Company, Inc.	248	17,303
Selective Insurance Group, Inc.	750	17,197
Old National Bancorp	940	17,070
Tanger Factory Outlet Centers, Inc.	450	16,929
Zenith National Insurance Corp.	530	16,732
Cathay General Bancorp	700	16,625
Stifel Financial Corp.*	360	16,506
MFA Mortgage Investments, Inc.	2,800	16,492

		Market
	Shares	Value

National Penn Bancshares, Inc.	1,130	$16,396
Hancock Holding Co.	360	16,366
Prosperity Bancshares, Inc.	550	16,274
FNB Corp.	1,220	16,104
First Financial Bankshares, Inc.	290	16,011
RLI Corp.	260	15,902
International Bancshares Corp.	720	15,718
Trustmark Corp.	700	15,113
Argo Group International Holdings Ltd.*	430	14,586
Potlatch Corp.	560	14,566
Glacier Bancorp, Inc.	760	14,455
East-West Bancorp, Inc.	900	14,373
Signature Bank*	500	14,345
Max Capital Group Ltd.	800	14,160
Entertainment Properties Trust	470	14,006
First Midwest Bancorp, Inc.	690	13,779
Mid-America Apartment Communities, Inc.	370	13,749
MB Financial Corp.	490	13,695
BioMed Realty Trust, Inc.	1,140	13,361
First Commonwealth Financial Corp.	1,040	12,875
Provident Financial Services, Inc.	840	12,852
NBT Bancorp, Inc.	450	12,582
Eastgroup Properties, Inc.	349	12,417
Franklin Street Properties Corp., Inc.	840	12,390
Umpqua Holding Corp.	850	12,299
DCT Industrial Trust, Inc.	2,430	12,296
American Campus Communities, Inc.	598	12,247
S&T Bancorp, Inc.	340	12,070
Extra Space Storage, Inc.	1,120	11,558
Employers Holdings, Inc.	700	11,550
Park National Corp.	160	11,480
First Bancorp Puerto Rico	1,010	11,251
Community Bank System, Inc.	460	11,219
Cash America International, Inc.	410	11,213
CVB Financial Corp.	940	11,186
Sovran Self Storage, Inc.	310	11,160
Equity Lifestyle Properties, Inc.	288	11,048
SVB Financial Group*	420	11,017
Pacific Capital Bancorp	650	10,972

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Piper Jaffray Companies, Inc.*	270	$10,735
UCBH Holdings, Inc.	1,560	10,733
Delphi Financial Group, Inc. — Class A	580	10,695
Inland Real Estate Corp.	810	10,514
Navigators Group, Inc.*	190	10,433
WesBanco, Inc.	380	10,340
Infinity Property & Casualty Corp.	220	10,281
Post Properties, Inc.	620	10,230
Interactive Brokers Group, Inc. — Class A*	570	10,197
TrustCo Bank Corp.	1,070	10,176
United Fire & Casualty Co.	320	9,942
PHH Corp.*	770	9,802
PrivateBancorp, Inc.	300	9,738
Pinnacle Financial Partners, Inc.*	320	9,539
Chemical Financial Corp.	340	9,479
PacWest Bancorp	350	9,415
PS Business Parks, Inc.	210	9,379
Assured Guaranty Ltd.	790	9,006
Safety Insurance Group, Inc.	230	8,754
Ares Capital Corp.	1,380	8,735
Brookline Bancorp, Inc.	820	8,733
Investors Real Estate Trust	810	8,675
Capstead Mortgage Corp.	800	8,616
Cousins Properties, Inc.	620	8,587
National Health Investors, Inc.	310	8,503
KBW, Inc.*	368	8,464
IBERIABANK Corp.	176	8,448
Financial Federal Corp.	360	8,377
Investors Bancorp, Inc.*	620	8,327
Ezcorp, Inc. — Class A*	540	8,213
Tower Group, Inc.	290	8,181
Equity One, Inc.	460	8,142
optionsXpress Holdings, Inc.	598	7,989
City Holding Co.	228	7,930
United Community Banks, Inc.	581	7,885
Bank Mutual Corp.	678	7,824
Community Trust Bancorp, Inc.	210	7,717
Alexander’s, Inc.	30	7,647
Anworth Mortgage Asset Corp.	1,170	7,523
TowneBank	290	7,189
Portfolio Recovery Associates, Inc.*	210	7,106
Provident New York Bancorp	570	7,068

		Market
	Shares	Value

Redwood Trust, Inc.	460	$6,859
DiamondRock Hospitality Co.	1,340	6,794
Wintrust Financial Corp.	330	6,788
LTC Properties, Inc.	330	6,692
First Financial Bancorp	530	6,567
First Busey Corp.	360	6,566
Acadia Realty Trust	460	6,564
First Financial Corp.	160	6,558
SWS Group, Inc.	340	6,443
Sterling Savings Bank	730	6,424
Castlepoint Holdings Ltd.	470	6,373
Harleysville National Corp.	440	6,354
Sterling Bancshares, Inc.	1,040	6,323
LaSalle Hotel Properties	570	6,298
Harleysville Group, Inc.	180	6,251
Hilltop Holdings, Inc.*	640	6,234
Pico Holdings, Inc.*	230	6,113
Independent Bank Corp.	230	6,017
State Auto Financial Corp.	200	6,012
Medical Properties Trust Inc.	940	5,931
Colonial BancGroup, Inc.	2,860	5,920
Simmons First National Corp.	197	5,806
First Merchants Corp.	260	5,775
American Physicians Capital, Inc.	120	5,772
Univest Corp. of Pennsylvania	176	5,657
Stewart Information Services Corp.	240	5,638
Banco Latinoamericano de Exportaciones SA	390	5,600
Universal Health Realty Income Trust	170	5,595
Colonial Properties Trust	670	5,581
Amerisafe, Inc.*	270	5,543
StellarOne Corp.	320	5,408
American Equity Investment Life Holding Co.	770	5,390
First Cash Financial Services, Inc.*	280	5,337
Bank of the Ozarks, Inc.	180	5,335
Horace Mann Educators Corp.	580	5,330
Greenlight Capital Re Ltd. — Class A*	410	5,326
Citizens Banking Corp.	1,779	5,301
Phoenix Companies, Inc.	1,620	5,297
Bancfirst Corp.	100	5,292
Ambac Financial Group, Inc.	4,060	5,278
Getty Realty Corp.	250	5,265
Boston Private Financial Holdings, Inc.	768	5,253
Berkshire Hills Bancorp, Inc.	170	5,246

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Texas Capital Bancshares, Inc.*	390	$5,210
Beneficial Mutual Bancorp, Inc.*	460	5,175
Citizens, Inc.*	530	5,141
Saul Centers, Inc.	130	5,135
Northwest Bancorp, Inc.	240	5,131
Home Bancshares, Inc.	190	5,120
SY Bancorp, Inc.	186	5,115
Meadowbrook Insurance Group, Inc.	790	5,088
FPIC Insurance Group, Inc.*	116	5,078
National Western Life Insurance Co. — Class A	30	5,075
Renasant Corp.	298	5,075
Suffolk Bancorp	140	5,030
Sandy Spring Bancorp, Inc.	230	5,021
1st Source Corp.	210	4,962
Crawford & Co. — Class B*	340	4,944
Triko Bancshares	197	4,919
SCBT Financial Corp.	140	4,830
Forestar Real Estate Group, Inc.*	500	4,760
First Industrial Realty Trust, Inc.	630	4,757
Enstar Group*	80	4,731
Union Bankshares Corp.	188	4,662
Westfield Financial, Inc.	450	4,644
Tompkins Financial Corp.	80	4,636
eHealth, Inc.*	349	4,635
Capital City Bank Group, Inc.	170	4,631
Urstadt Biddle Properties, Inc.	290	4,620
Ocwen Financial Corp.*	500	4,590
CNA Surety Corp.*	238	4,570
World Acceptance Corp.*	230	4,545
Provident Bankshares Corp.	470	4,540
First Community Bancshares, Inc.	130	4,533
Sunstone Hotel Investors, Inc.	730	4,519
MainSource Financial Group, Inc.	290	4,495
South Financial Group, Inc.	1,030	4,450
Riskmetrics Group, Inc.*	298	4,437
Prospect Capital Corp.	370	4,429
Dime Community Bancshares	330	4,389
Capital Southwest Corp.	40	4,326
WSFS Financial Corp.	90	4,319
Hatteras Financial Corp.	160	4,256
Flagstone Reinsurance Holdings	430	4,201
Radian Group, Inc.	1,140	4,195
thinkorswim Group, Inc.*	740	4,159

		Market
	Shares	Value

Central Pacific Financial Corp.	410	$4,116
Lakeland Financial Corp.	170	4,049
Parkway Properties, Inc.	220	3,960
Tejon Ranch Co.*	160	3,958
Southside Bancshares, Inc.	167	3,925
Heartland Financial USA, Inc.	190	3,912
Compass Diversified Trust	340	3,825
Cedar Shopping Centers, Inc.	540	3,823
United Financial Bancorp, Inc.	250	3,785
MVC Capital, Inc.	340	3,730
Hercules Technology Growth Capital, Inc.	470	3,722
Pennsylvania Real Estate Investment Trust	498	3,710
BancTrust Financial Group, Inc.	250	3,690
Lexington Realty Trust	730	3,650
First Potomac Realty Trust	390	3,627
First Bancorp	197	3,615
MarketAxess Holdings, Inc.*	440	3,590
Flushing Financial Corp.	300	3,588
Nelnet, Inc. — Class A	250	3,583
Republic Bancorp, Inc.	130	3,536
SeaBright Insurance Holdings, Inc.*	300	3,522
Sterling Bancorp	250	3,508
Dollar Financial Corp.*	340	3,502
LaBranche & Company, Inc.*	720	3,449
ESSA Bancorp, Inc.	240	3,391
First Financial Holdings, Inc.	167	3,380
United America Indemnity Ltd. — Class A*	260	3,331
GFI Group, Inc.	940	3,328
Life Partners Holdings, Inc.	76	3,317
Danvers Bancorp, Inc.	248	3,316
Arrow Financial Corp.	130	3,268
Lakeland Bancorp, Inc.	290	3,265
Abington Bancorp, Inc.	350	3,238
Sun Communities, Inc.	230	3,220
Kearny Financial Corp.	250	3,200
Peapack Gladstone Financial Corp.	120	3,197
PMA Capital Corp.*	450	3,186
Washington Trust Bancorp, Inc.	160	3,160
Aircastle Ltd.	660	3,155
Northfield Bancorp, Inc.	280	3,150
Nara Bancorp, Inc.	320	3,146
U-Store-It Trust	700	3,115

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Columbia Banking Systems, Inc.	260	$3,102
NorthStar Realty Finance Corp.	790	3,089
Presidential Life Corp.	310	3,066
West Bancorporation, Inc.	250	3,063
Consolidated-Tomoka Land Co.	80	3,055
Oritani Financial Corp.*	180	3,033
GAMCO Investors, Inc. — Class A	110	3,005
First Mercury Financial Corp.*	210	2,995
American Capital Agency Corp.	140	2,990
First Financial Northwest, Inc.	320	2,989
Camden National Corp.	110	2,968
Frontier Financial Corp.	670	2,921
TradeStation Group, Inc.*	450	2,903
Shore Bancshares, Inc.	120	2,879
Peoples Bancorp, Inc.	150	2,870
BankFinancial Corp.	280	2,853
Donegal Group, Inc. — Class A	170	2,851
FBL Financial Group, Inc. — Class A	177	2,735
Southwest Bancorp, Inc.	210	2,722
Western Alliance Bancorp, Inc.*	266	2,684
CoBiz Financial, Inc.	270	2,630
Cohen & Steers, Inc.	238	2,616
Kansas City Life Insurance Co.	60	2,601
NGP Capital Resources Co.	310	2,595
Green Bankshares, Inc.	190	2,573
ViewPoint Financial Group	160	2,568
Citizens & Northern Corp.	130	2,568
Amtrust Financial Services, Inc.	220	2,552
Wilshire Bancorp, Inc.	270	2,452
Enterprise Financial Services Corp.	160	2,438
Gladstone Capital Corp.	300	2,427
Ames National Corp.	90	2,389
Avatar Holdings Inc.*	90	2,387
First Bancorp, Inc.	120	2,387
Sierra Bancorp	110	2,310
Financial Institutions, Inc.	160	2,296
RAIT Financial Trust	880	2,288
Yadkin Valley Financial Corp.	160	2,280

		Market
	Shares	Value

Westwood Holdings Group, Inc.	80	$2,273
Ameris Bancorp	190	2,252
Pacific Continental Corp.	150	2,246
Smithtown Bancorp, Inc.	140	2,244
The PMI Group, Inc.	1,150	2,243
Centerstate Banks of Florida, Inc.	130	2,209
Old Second Bancorp, Inc.	190	2,204
Farmers Capital Bank Corp.	90	2,198
Maiden Holdings Ltd.	700	2,191
Baldwind & Lyons, Inc. — Class B	120	2,183
Oceanfirst Financial Corp.	130	2,158
Cascade Bancorp.	318	2,147
Mission West Properties	280	2,142
Education Realty Trust, Inc.	400	2,088
Calamos Asset Management, Inc. — Class A	280	2,072
Oriental Financial Group	340	2,057
Hersha Hospitality Trust	680	2,040
Bryn Mawr Bank Corp.	100	2,010
Agree Realty Corp.	110	1,994
Monmouth Real Estate Investment Corp. — Class A	280	1,960
Diamond Hill Investment Group, Inc.	30	1,950
EMC Insurance Group, Inc.	76	1,949
State Bancorp, Inc.	200	1,948
Ashford Hospitality Trust, Inc.	1,690	1,944
American Safety Insurance Holdings Ltd.*	146	1,929
Cardinal Financial Corp.	338	1,923
FBR Capital Markets Corp.*	390	1,895
Associated Estates Realty Corp.	207	1,890
Pennsylvania Commerce Bancorp, Inc.*	70	1,866
Banner Corp.	197	1,854
Anthracite Capital, Inc.	830	1,851
Penson Worldwide Company, Inc.*	238	1,814
Premierwest Bancorp	270	1,806
Clifton Savings Bancorp, Inc.	150	1,779
BlackRock Kelso Capital Corp.	180	1,775
Strategic Hotels & Resorts, Inc.	1,050	1,764
Rockville Financial, Inc.	126	1,760

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Evercore Partners, Inc. — Class A	140	$1,749
Winthrop Realty Trust	160	1,734
National Financial Partners Corp.	560	1,702
Heritage Commerce Corp.	150	1,686
Sanders Morris Harris Group Inc.	280	1,677
Chimera Investment Corp.	480	1,656
FelCor Lodging Trust, Inc.	890	1,638
Kite Realty Group Trust	290	1,612
National Interstate Corp.	90	1,608
Medallion Financial Corp.	210	1,602
Cogdell Spencer, Inc.	170	1,591
Sun Bancorp, Inc.*	210	1,573
Capitol Bancorp, Ltd.	197	1,537
Gladstone Investment Corp.	310	1,522
Guaranty Bancorp*	748	1,496
Glimcher Realty Trust	530	1,489
Care Investment Trust, Inc.	190	1,480
Harris & Harris Group, Inc.*	370	1,462
Roma Financial Corp.	116	1,460
West Coast Bancorp	217	1,430
FCStone Group, Inc.*	320	1,418
United Security Bancshares	120	1,390
Meridian Interstate Bancorp, Inc.*	150	1,388
Seacoast Banking Corporation of Florida	210	1,386
Guaranty Financial Group, Inc.*	530	1,383
First South Bancorp, Inc.	110	1,382
Encore Capital Group, Inc.*	190	1,368
Ramco-Gershenson Properties Trust	220	1,360
NewStar Financial, Inc.*	340	1,357
NASB Financial, Inc.	50	1,350
BGC Partners, Inc. — Class A	478	1,319
Thomas Weisel Partners Group, Inc.*	270	1,274
CompuCredit Corp.*	230	1,272
First Marblehead Corp.*	980	1,264
Epoch Holding Corp.	160	1,214
Resource Capital Corp.	300	1,149
NYMAGIC, Inc.	60	1,143
Advanta Corp.	538	1,124
Stratus Properties, Inc.*	90	1,121
Advance America Cash Advance Centers, Inc.	590	1,115
Ladenburg Thalmann Financial Services, Inc.*	1,520	1,094
Hanmi Financial Corp.	530	1,092

		Market
	Shares	Value

CapLease, Inc.	630	$1,090
PennantPark Investment Corp.	300	1,083
Asset Acceptance Capital Corp.*	210	1,073
Credit Acceptance Corp.*	78	1,069
Patriot Capital Funding, Inc.	290	1,056
Kayne Anderson Energy Development Co.	140	1,051
Fifth Street Finance Corp.	138	1,042
Amcore Financial, Inc.	280	1,014
Broadpoint Securities Group, Inc.*	338	1,004
Encore Bancshares, Inc.*	90	990
Fox Chase Bancorp, Inc.*	90	990
City Bank	190	988
One Liberty Properties, Inc.	110	968
Maui Land & Pineapple Company, Inc.*	70	940
Home Federal Bancorp, Inc.	86	922
First Place Financial Corp.	240	919
Thomas Properties Group, Inc.	340	881
US Global Investors, Inc. — Class A	180	880
Kohlberg Capital Corp.	240	874
Capital Trust, Inc. — Class A	238	857
Maguire Properties, Inc.*	540	788
MCG Capital Corp.	1,070	760
Meruelo Maddux Properties, Inc.*	610	756
Gramercy Capital Corp.	590	755
Santander BanCorp	60	749
Anchor BanCorp Wisconsin, Inc.	266	734
Brooklyn Federal Bancorp, Inc.	50	702
Hallmark Financial Services, Inc.*	80	702
First Acceptance Corp.*	238	690
Newcastle Investment Corp.	750	630
Grubb & Ellis Co.	490	608
Doral Financial Corp.*	80	600
Arbor Realty Trust, Inc.	200	590
Corus Bankshares, Inc.	528	586
Resource America, Inc. — Class A	140	560
Flagstar Bancorp, Inc.*	740	525
International Assets Holding Corp.*	60	515
Federal Agricultural Mortgage Corp.	130	455
Midwest Banc Holdings, Inc.	310	434

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Integra Bank Corp.	290	$397
Pzena Investment Management, Inc. - Class A	90	380
Primus Guaranty Ltd.*	330	376
Friedman Billings Ramsey Group, Inc. — Class A*	2,090	355
DuPont Fabros Technology, Inc.	170	352
United Community Financial Corp.	380	342
Waterstone Financial, Inc.*	100	335
FirstFed Financial Corp.*	190	333
Independence Holding Co.	90	325
W Holding Company, Inc.	30	309
JER Investors Trust, Inc.	320	298
Cardtronics, Inc.*	170	219
Ampal American Israel — Class A*	280	162
FX Real Estate and Entertainment, Inc.*	150	23

Total Financials		2,461,950

INDUSTRIALS 10.3%
Waste Connections, Inc.*	1,130	35,674
Watson Wyatt & Company Holdings	600	28,692
Wabtec Corp.	688	27,348
Clarcor, Inc.	710	23,558
Teledyne Technologies, Inc.*	498	22,186
Moog, Inc. — Class A*	600	21,942
EMCOR Group, Inc.*	960	21,533
Curtiss-Wright Corp.	630	21,036
Granite Construction, Inc.	468	20,559
Tetra Tech, Inc.*	830	20,044
Acuity Brands, Inc.	570	19,899
UAL Corp.	1,780	19,616
Woodward Governor Co.	830	19,107
Clean Harbors, Inc.*	280	17,763
Regal-Beloit Corp.	460	17,475
JetBlue Airways Corp.*	2,450	17,395
Brady Corp. — Class A	708	16,957
Perini Corp.*	711	16,623
Huron Consulting Group, Inc.*	290	16,608
Orbital Sciences Corp.*	830	16,210
Energy Conversion Devices, Inc.*	640	16,134
Esterline Technologies Corp.*	420	15,914
TransDigm Group, Inc.*	470	15,778
SkyWest, Inc.	830	15,438

		Market
	Shares	Value

Nordson Corp.	478	$15,435
ESCO Technologies, Inc.*	370	15,151
Actuant Corp. — Class A	790	15,026
Alaska Air Group, Inc.*	510	14,917
Simpson Manufacturing Company, Inc.	530	14,713
GrafTech International Ltd.*	1,690	14,061
HUB Group, Inc. — Class A*	520	13,796
Mueller Water Products, Inc. — Class A	1,630	13,692
Kaydon Corp.	390	13,396
Mueller Industries, Inc.	530	13,292
Genesee & Wyoming, Inc. — Class A*	430	13,115
Knight Transportation, Inc.	810	13,057
Geo Group, Inc.*	720	12,982
Belden, Inc.	620	12,946
Watsco, Inc.	330	12,672
Heartland Express, Inc.	790	12,450
US Airways Group, Inc.*	1,610	12,445
Briggs & Stratton Corp.	700	12,313
Heico Corp.	310	12,037
ABM Industries, Inc.	618	11,773
Otter Tail Power Co.	500	11,665
Baldor Electric Co.	650	11,602
Applied Industrial Technologies, Inc.	598	11,314
Old Dominion Freight Line, Inc.*	390	11,099
United Stationers, Inc.*	330	11,052
Deluxe Corp.	730	10,921
Navigant Consulting, Inc.*	680	10,792
Rollins, Inc.	590	10,667
Mine Safety Appliances Co.	440	10,520
Resources Connection, Inc.*	640	10,483
Werner Enterprises, Inc.	598	10,369
Herman Miller, Inc.	790	10,294
Watts Industries, Inc. — Class A	408	10,188
AAR Corp.*	548	10,089
Hexcel Corp.*	1,360	10,050
MPS Group, Inc.*	1,330	10,015
HNI Corp.	630	9,979
Forward Air Corp.	410	9,951
Barnes Group, Inc.	680	9,860
Triumph Group, Inc.	230	9,766
Healthcare Services Group	610	9,717
Arkansas Best Corp.	320	9,635
American Superconductor Corp.*	590	9,623
American Science & Engineering, Inc.	130	9,615

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Allegiant Travel Co.*	190	$9,228
CoStar Group, Inc.*	280	9,223
Franklin Electric Company, Inc.	320	8,995
SYKES Enterprises, Inc.*	468	8,948
Beacon Roofing Supply, Inc.*	630	8,744
A.O. Smith Corp.	280	8,266
Ameron International Corp.	130	8,180
Astec Industries, Inc.*	258	8,083
Insituform Technologies, Inc. — Class A*	390	7,679
Korn/Ferry International, Inc.*	660	7,537
Ceradyne, Inc.*	370	7,515
General Maritime Corp.	690	7,452
AirTran Holdings, Inc.*	1,660	7,370
Viad Corp.	290	7,175
Team, Inc.*	258	7,147
Mobile Mini, Inc.*	490	7,066
Mastec, Inc.*	610	7,064
Mcgrath Rentcorp	330	7,049
Administaff, Inc.	310	6,721
II-VI, Inc.*	350	6,681
Circor International, Inc.	238	6,545
Middleby Corp.*	240	6,545
Kaman Corp. — Class A	360	6,527
Layne Christensen Co.*	270	6,483
Evergreen Solar, Inc.*	2,030	6,476
Robbins & Myers, Inc.	400	6,468
Universal Forest Products, Inc.	238	6,405
Axsys Technologies, Inc.*	116	6,364
Exponent, Inc.*	210	6,317
RBC Bearings, Inc.*	310	6,287
EnPro Industries, Inc.*	290	6,247
Knoll, Inc.	688	6,206
Tredegar Corp.	340	6,181
Gorman-Rupp Co.	197	6,131
Badger Meter, Inc.	210	6,094
Comfort Systems USA, Inc.	570	6,076
TrueBlue, Inc.*	630	6,029
Cubic Corp.	220	5,984
Force Protection, Inc.*	970	5,801
Griffon Corp.*	620	5,785
RSC Holdings, Inc.*	670	5,708
G & K Services, Inc. — Class A	280	5,662
Federal Signal Corp.	680	5,583
Advisory Board Co.*	250	5,575
Raven Industries, Inc.	230	5,543
Northwest Pipe Co.*	130	5,539
Aerovironment, Inc.*	150	5,521

		Market
	Shares	Value

CBIZ, Inc.*	630	$5,449
Lindsay Manufacturing Co.	170	5,404
Albany International Corp. — Class A	418	5,367
DynCorp International, Inc. — Class A*	350	5,309
Republic Airways Holdings, Inc.*	490	5,228
School Specialty, Inc.*	270	5,162
Heidrick & Struggles International, Inc.	238	5,127
Blount International, Inc.*	540	5,119
Pacer International, Inc.	490	5,111
Genco Shipping & Trading Ltd.	340	5,032
LB Foster Co. — Class A*	160	5,005
Quanex Building Products Corp.	530	4,966
Encore Wire Corp.	260	4,930
Interline Brands, Inc.*	460	4,890
Kelly Services, Inc. — Class A	370	4,814
GeoEye, Inc.*	250	4,807
Stanley, Inc.*	130	4,709
Taser International, Inc.*	890	4,699
Dycom Industries, Inc.*	570	4,685
American Ecology Corp.	230	4,653
NCI Building Systems, Inc.*	280	4,564
Gibraltar Industries, Inc.	378	4,513
Eagle Bulk Shipping Inc.	660	4,501
ATC Technology Corp.*	300	4,389
Ennis Inc.	360	4,360
Amerco, Inc.*	126	4,351
CRA International, Inc.*	160	4,309
EnerSys*	390	4,290
Chart Industries, Inc.*	400	4,252
Apogee Enterprises, Inc.	410	4,248
AZZ, Inc.*	167	4,192
Marten Transport Ltd.*	220	4,171
Rush Enterprises, Inc. — Class A*	478	4,096
Titan International, Inc.	490	4,042
AAON, Inc.	186	3,884
Cascade Corp.	130	3,882
Kimball International, Inc. — Class B	448	3,857
FuelCell Energy, Inc.*	970	3,764
Michael Baker Corp.*	100	3,691
Ener1, Inc.*	510	3,646
Columbus McKinnon Corp. — Class A*	266	3,631

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Atlas Air Worldwide Holdings Company, Inc.*	190	$3,591
American Reprographics Co.*	520	3,588
Argon ST, Inc.*	190	3,583
Hawaiian Holdings, Inc.*	560	3,573
Standex International Corp.	180	3,571
Tennant Co.	230	3,542
Aceto Corp.	350	3,503
Interface, Inc. — Class A	750	3,480
Dynamic Materials Corp.	180	3,476
Trex Company, Inc.*	210	3,457
Kforce, Inc.*	430	3,302
Applied Signal Technology, Inc.	180	3,229
Colfax Corp.*	308	3,200
Consolidated Graphics, Inc.*	140	3,170
Sun Hydraulics Corp.	167	3,146
Freightcar America, Inc.	170	3,106
DHT Maritime, Inc.	560	3,102
Cenveo, Inc.*	680	3,026
Orion Marine Group, Inc.*	310	2,995
Gencorp, Inc.*	810	2,981
Cornell Companies, Inc.*	160	2,974
Sterling Construction Company, Inc.*	160	2,966
TAL International Group, Inc.	210	2,961
Pike Electric Corp.*	240	2,952
Innerworkings, Inc.*	450	2,947
Altra Holdings, Inc.*	370	2,927
Ladish Co., Inc.*	210	2,908
Powell Industries, Inc.*	100	2,902
Fuel Tech, Inc.*	270	2,859
NACCO Industries, Inc. — Class A	76	2,843
On Assignment, Inc.*	498	2,824
Insteel Industries, Inc.	250	2,822
Furmanite Corp.*	520	2,803
Met-Pro Corp.	210	2,797
Duff & Phelps Corp. — Class A*	146	2,792
American Woodmark Corp.	150	2,734
ACCO Brands Corp.*	770	2,656
Kadant, Inc.*	197	2,656
EnergySolutions, Inc.	470	2,655
Celadon Group, Inc.*	310	2,644
Courier Corp.	147	2,631
Ampco-Pittsburgh Corp.	116	2,517
Ducommun, Inc.	150	2,505
American Commercial Lines, Inc.*	510	2,499
M&F Worldwide Corp.*	157	2,426
CDI Corp.	187	2,420

		Market
	Shares	Value

Ultralife Batteries, Inc.*	180	$2,414
Teekay Tankers Ltd.	190	2,413
Schawk, Inc.	210	2,407
LECG Corp.*	358	2,402
K-Tron International, Inc.*	30	2,397
LaBarge, Inc.*	167	2,396
Multi-Color Corp.	150	2,373
VSE Corp.	60	2,354
Herley Industries, Inc.*	190	2,333
Houston Wire & Cable Co.	250	2,327
YRC Worldwide, Inc.*	810	2,325
Great Lakes Dredge & Dock Corp. Co.	560	2,324
Hill International, Inc.*	330	2,323
Standard Parking Corp.*	120	2,321
International Shipholding Corp.	90	2,280
Waste Services Inc.*	340	2,237
Bowne & Company, Inc.	378	2,223
ICF International, Inc.*	90	2,211
Tecumseh Products Company — Class A*	230	2,203
Odyssey Marine Exploration, Inc.*	680	2,190
First Advantage Corp. — Class A*	150	2,122
Saia, Inc.*	188	2,042
3D Systems Corp.*	250	1,985
Wabash National Corp.	430	1,935
Dynamex, Inc.*	130	1,917
Standard Register Co.	210	1,875
LSI Industries, Inc.	270	1,855
Preformed Line Products Co.	40	1,842
Vicor Corp.	270	1,785
H&E Equipment Services, Inc.*	230	1,773
Polypore International, Inc.*	230	1,739
Capstone Turbine Corp.*	2,060	1,730
Spherion Corp.*	780	1,724
PMFG, Inc.*	180	1,721
Advanced Battery Technologies, Inc.*	620	1,649
TurboChef Technologies, Inc.*	330	1,620
Microvision, Inc.*	960	1,613
Energy Recovery, Inc.*	209	1,584
Greenbrier Companies, Inc.	230	1,580
Graham Corp.	140	1,515
Key Technology, Inc.*	80	1,511
TBS International Ltd. — Class A*	150	1,505

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Textainer Group Holdings Ltd.	140	$1,484
Horizon Lines, Inc. — Class A	420	1,466
DXP Enterprises, Inc.*	100	1,461
Titan Machinery, Inc.*	100	1,406
Patriot Transportation Holding, Inc.*	20	1,401
Sauer, Inc.	160	1,400
Lawson Products, Inc.	60	1,371
LMI Aerospace, Inc.*	120	1,364
Alamo Group, Inc.	90	1,346
China Fire & Security Group, Inc.*	196	1,335
American Railcar Industries, Inc.	126	1,327
Lydall, Inc.*	230	1,323
Valence Technology, Inc.*	720	1,310
Casella Waste Systems, Inc. — Class A*	320	1,306
Volt Information Sciences, Inc.*	180	1,301
Flow International Corp.*	530	1,283
Thermadyne Holdings Corp.*	186	1,278
Power-One, Inc.*	1,060	1,261
GT Solar International, Inc.*	435	1,257
Hudson Highland Group, Inc.*	350	1,173
Plug Power, Inc.*	1,130	1,153
Ultrapetrol Bahamas Ltd.*	350	1,117
Hurco Companies, Inc.*	90	1,080
Flanders Corp.*	230	1,079
Universal Truckload Services, Inc.*	76	1,076
EnerNOC, Inc.*	140	1,042
Fushi Copperweld, Inc.*	197	1,038
Integrated Electrical Services, Inc.*	106	929
Harbin Electric, Inc.*	110	879
PRG-Schultz International, Inc.*	210	857
Omega Flex, Inc.	40	838
Twin Disc, Inc.	120	827
PowerSecure International, Inc.*	240	790
China BAK Battery, Inc.*	460	745
Park-Ohio Holdings Corp.*	120	740
Beacon Power Corp.*	1,370	726
Orion Energy Systems Inc.*	130	703
China Architectural Engineering, Inc.*	260	640
Amrep Corp. PLC*	20	626

		Market
	Shares	Value

United Capital Corp.*	30	$544
ICT Group, Inc.*	116	531
Metalico, Inc.*	338	524
Akeena Solar, Inc.*	298	513
NN, Inc.	220	504
Coleman Cable Inc.*	110	498
COMSYS IT Partners, Inc.*	210	470
Protection One, Inc.*	90	430
Ascent Solar Technologies, Inc.*	110	414
Builders FirstSource, Inc.*	230	352
Dollar Thrifty Automotive Group, Inc.*	310	338
CAI International, Inc.*	100	317
Trimas Corp.*	210	290
Commercial Vehicle Group, Inc.*	300	279
Medis Technologies Ltd.*	438	197
Xerium Technologies, Inc.*	290	191
China Direct, Inc.*	100	145

Total Industrials		1,782,919

INFORMATION TECHNOLOGY 9.6%
Sybase, Inc.*	1,120	27,742
Parametric Technology Corp.*	1,630	20,619
Jack Henry & Associates, Inc.	1,060	20,575
Concur Technologies, Inc.*	610	20,020
CACI International, Inc. — Class A*	430	19,389
Micros Systems, Inc.*	1,150	18,768
InterDigital, Inc.*	640	17,600
Solera Holdings, Inc.*	730	17,593
Informatica Corp.*	1,250	17,162
Polycom, Inc.*	1,240	16,752
Perot Systems Corp. — Class A*	1,220	16,677
Mantech International Corp. — Class A*	290	15,715
Comtech Telecommunications Corp.*	340	15,579
PMC — Sierra, Inc.*	3,100	15,066
Gartner, Inc. — Class A*	840	14,977
Macrovision Solutions Corp.*	1,170	14,800
Microsemi Corp.*	1,110	14,030
Arris Group, Inc.*	1,740	13,833
TIBCO Software, Inc.*	2,640	13,702
Digital River, Inc.*	530	13,144
3Com Corp.*	5,710	13,019
Quest Software, Inc.*	1,020	12,842
Skyworks Solutions, Inc.*	2,310	12,797

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Anixter International, Inc.*	420	$12,650
j2 Global Communications, Inc.*	630	12,625
Tekelec*	920	12,273
Benchmark Electronics, Inc.*	950	12,131
Atheros Communications, Inc.*	840	12,020
ADTRAN, Inc.	798	11,874
Cybersource Corp.*	980	11,750
Infinera Corp.*	1,310	11,738
Fair Isaac Corp.	690	11,633
Intermec, Inc.*	870	11,554
Blackboard, Inc.*	440	11,541
VistaPrint Ltd.*	620	11,538
Progress Software Corp.*	590	11,363
Avocent Corp.*	630	11,283
Quality Systems, Inc.	250	10,905
EarthLink, Inc.*	1,550	10,478
MKS Instruments, Inc.*	707	10,457
SRA International, Inc. — Class A*	598	10,315
TiVo, Inc.*	1,440	10,310
Formfactor, Inc.*	688	10,045
FEI Co.*	520	9,807
Semtech Corp.*	870	9,805
Websense, Inc.*	640	9,581
Plexus Corp.*	560	9,492
Cymer, Inc.*	430	9,421
Omniture, Inc.*	880	9,363
Wind River Systems, Inc.*	1,020	9,211
MAXIMUS, Inc.	260	9,129
Plantronics, Inc.	690	9,108
Riverbed Technology, Inc.*	790	8,998
Data Domain, Inc.*	468	8,798
Net 1 UEPS Technologies, Inc.*	640	8,768
Cognex Corp.	590	8,732
Ariba, Inc.*	1,210	8,724
ViaSat, Inc.*	360	8,669
Cabot Microelectronics Corp.*	330	8,603
Rofin-Sinar Technologies, Inc.*	418	8,602
CSG Systems International, Inc.*	490	8,560
Power Integrations, Inc.	430	8,548
Blackbaud, Inc.	630	8,505
ValueClick, Inc.*	1,230	8,413
EPIQ Systems, Inc.*	500	8,355
Emulex Corp.*	1,190	8,306
Hittite Microwave Corp.*	280	8,249

		Market
	Shares	Value

Take-Two Interactive Software, Inc. *	1,090	$8,240
Commvault Systems, Inc.*	610	8,180
Tessera Technologies, Inc.*	680	8,078
Interwoven, Inc.*	640	8,064
Synaptics, Inc.*	480	7,949
Lawson Software, Inc.*	1,670	7,916
Cogent, Inc. *	580	7,871
Euronet Worldwide, Inc.*	670	7,779
ACI Worldwide, Inc.*	488	7,759
Harmonic, Inc.*	1,330	7,461
Sycamore Networks, Inc.*	2,710	7,290
Electronics for Imaging, Inc.*	750	7,170
DealerTrack Holdings, Inc.*	600	7,134
Scansource, Inc.*	370	7,130
Coherent, Inc.*	330	7,082
Triquint Semiconductor, Inc.*	2,030	6,983
Acxiom Corp.	860	6,975
ATMI, Inc.*	450	6,943
Rogers Corp.*	250	6,942
Wright Express Corp.*	550	6,930
Bankrate, Inc.*	180	6,840
SPSS, Inc.*	248	6,686
Mentor Graphics Corp.*	1,280	6,618
United Online, Inc.	1,090	6,616
MTS Systems Corp.	248	6,607
Black Box Corp.	250	6,530
Tyler Technologies, Inc.*	540	6,469
L-1 Identity Solutions, Inc.*	920	6,201
Heartland Payment Systems, Inc.	350	6,125
Forrester Research, Inc.*	217	6,122
MercadoLibre, Inc.*	360	5,908
AsiaInfo Holdings, Inc.*	490	5,802
Netgear, Inc.*	500	5,705
Imation Corp.	420	5,699
EMS Technologies, Inc.*	220	5,691
Adaptec, Inc.*	1,710	5,643
S1 Corp.*	700	5,523
Checkpoint Systems, Inc.*	560	5,510
Sapient Corp.*	1,240	5,506
Manhattan Associates, Inc.*	348	5,502
Park Electrochemical Corp.	290	5,498
Netlogic Microsystems, Inc.*	240	5,282
Brooks Automation, Inc.*	900	5,229
Standard Microsystems Corp.*	320	5,229
Littelfuse, Inc.*	310	5,146
Micrel, Inc.	700	5,117
Ultimate Software Group, Inc.*	350	5,110
Starent Networks Corp.*	418	4,987

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Zoran Corp.*	730	$4,986
MicroStrategy, Inc. — Class A*	130	4,827
VeriFone Holdings, Inc.*	970	4,753
Advent Software, Inc.*	238	4,753
JDA Software Group, Inc.*	360	4,727
Avid Technology, Inc.*	430	4,691
Palm, Inc.*	1,520	4,666
Monolithic Power Systems, Inc.*	368	4,640
Teletech Holdings, Inc.*	550	4,592
DTS, Inc. — Class A*	250	4,587
Advanced Energy Industries, Inc.*	460	4,577
Sonus Networks, Inc.*	2,890	4,566
Insight Enterprises, Inc.*	660	4,554
RealNetworks, Inc.*	1,280	4,518
Cavium Networks, Inc.*	428	4,498
Silicon Image, Inc.*	1,040	4,368
Daktronics, Inc.	460	4,306
MSC.Software Corp.*	640	4,275
Actel Corp.*	360	4,219
Vocus, Inc.*	230	4,188
TeleCommunication Systems, Inc. — Class A*	478	4,106
Syntel, Inc.	176	4,069
Epicor Software Corp.*	840	4,032
Faro Technologies, Inc.*	238	4,013
Cohu, Inc.	330	4,009
Ultratech, Inc.*	330	3,947
THQ, Inc.*	940	3,939
Blue Coat Systems, Inc.*	468	3,931
Vasco Data Security International*	380	3,925
Universal Display Corp.*	410	3,874
Neutral Tandem, Inc.*	238	3,860
Supertex, Inc.*	160	3,842
Constant Contact, Inc.*	288	3,816
OmniVision Technologies, Inc.*	720	3,780
Netezza Corp.*	560	3,718
InfoSpace, Inc.	490	3,699
Ciber, Inc.*	760	3,656
SAVVIS, Inc.*	530	3,652
Methode Electronics, Inc. — Class A	540	3,640
Netscout Systems, Inc.*	420	3,620
Applied Micro Circuits Corp.*	920	3,616
Sigma Designs, Inc.*	380	3,610
Bel Fuse, Inc. — Class B	170	3,604
IPG Photonics Corp.*	270	3,559

		Market
	Shares	Value

Entegris, Inc.*	1,620	$3,548
Exar Corp.*	530	3,535
Sanmina-SCI Corp.*	7,520	3,534
Art Technology Group, Inc.*	1,820	3,513
Ixia*	600	3,468
GSI Commerce, Inc.*	329	3,461
Newport Corp.*	510	3,458
Echelon Corp.*	418	3,407
Amkor Technology, Inc.*	1,540	3,357
Electro Rent Corp.	300	3,348
The Knot, Inc.*	400	3,328
Synchronoss Technologies, Inc.*	310	3,305
Vignette Corp.*	350	3,293
TNS, Inc.*	350	3,286
comScore, Inc.*	250	3,187
Seachange International, Inc.*	440	3,172
TTM Technologies, Inc.*	600	3,126
DG FastChannel, Inc.*	250	3,120
Stratasys, Inc.*	290	3,118
Brightpoint, Inc.*	710	3,089
Cass Information Systems, Inc.	100	3,046
Transmeta Corp.*	167	3,039
SonicWALL, Inc.*	760	3,025
RightNow Technologies, Inc.*	390	3,015
OSI SYSTEMS INC*	217	3,005
Internet Capital Group, Inc.*	548	2,987
3PAR, Inc.*	390	2,976
Extreme Networks, Inc.*	1,250	2,925
Digi International, Inc.*	360	2,920
Terremark Worldwide, Inc.*	750	2,918
Move, Inc.*	1,820	2,912
RF Micro Devices, Inc.*	3,720	2,902
Integral Systems, Inc.*	240	2,892
Utstarcom, Inc.*	1,560	2,886
Taleo Corp.*	368	2,881
Veeco Instruments, Inc.*	448	2,840
Symyx Technologies, Inc.*	478	2,839
SYNNEX Corp.*	250	2,833
IXYS Corp.	340	2,808
LoopNet, Inc.*	410	2,796
ShoreTel, Inc.*	608	2,730
DSP Group, Inc.*	340	2,727
NCI, Inc.*	90	2,712
Silicon Storage Technology, Inc.*	1,180	2,702
CTS Corp.	478	2,634
BigBand Networks, Inc.*	470	2,594
NIC, Inc.	560	2,576

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Volterra Semiconductor Corp.*	360	$2,574
Symmetricom, Inc.*	650	2,568
Electro Scientific Industries, Inc.*	378	2,567
Kenexa Corp. — Class A*	320	2,554
Actuate Corp.*	860	2,546
Immersion Corp.*	430	2,533
Anaren, Inc.*	210	2,510
Oplink Communications, Inc.*	290	2,494
Diodes, Inc.*	410	2,485
Cirrus Logic, Inc.*	920	2,466
Lattice Semiconductor Corp.*	1,630	2,461
Pegasystems, Inc.	197	2,435
Loral Space & Communications, Inc.*	167	2,427
Ness Technologies, Inc.*	560	2,397
Smith Micro Software, Inc.*	430	2,391
DemandTec, Inc.*	280	2,260
infoGROUP, Inc.	468	2,218
Bottomline Technologies, Inc.*	310	2,201
Double-Take Software, Inc.*	240	2,153
Perficient, Inc.*	450	2,151
Ebix, Inc.*	90	2,151
Switch & Data Facilities Company, Inc.*	290	2,143
Finisar Corp.*	5,590	2,124
Novatel Wireless, Inc.*	450	2,088
Airvana, Inc.*	340	2,081
Ceva, Inc.*	290	2,030
iGate Corp.*	310	2,018
Technitrol, Inc.	578	2,011
Mercury Computer Systems, Inc.*	318	2,007
Kopin Corp.*	980	1,999
Acme Packet, Inc.*	380	1,999
DivX, Inc.*	380	1,987
Marchex, Inc.	340	1,982
Advanced Analogic Technologies, Inc.*	650	1,963
Super Micro Computer, Inc.*	310	1,962
SuccessFactors, Inc.*	340	1,952
Online Resources Corp.*	410	1,943
Compellent Technologies, Inc.*	197	1,917
Aruba Networks, Inc.*	740	1,887
ModusLink Global Solutions, Inc.*	650	1,879
Rimage Corp.*	140	1,877
Opnet Technologies, Inc.*	190	1,873

		Market
	Shares	Value

Harris Stratex Networks, Inc. — Class A*	360	$1,858
STEC, Inc.*	430	1,832
NVE Corp.*	70	1,829
Internet Brands, Inc. — Class A*	310	1,804
Internap Network Services Corp.*	710	1,775
PC-Tel, Inc.	270	1,774
China Security & Surveillance Technology, Inc.*	400	1,772
Radisys Corp.*	318	1,759
Cogo Group, Inc.*	360	1,750
Liquidity Services Inc.*	210	1,749
MRV Communications, Inc.*	2,230	1,717
Gerber Scientific, Inc.*	336	1,717
ExlService Holdings, Inc.*	200	1,714
Pericom Semiconductor Corp.*	310	1,699
Hackett Group, Inc.*	580	1,694
Rackable Systems, Inc.*	420	1,655
Trident Microsystems, Inc.*	860	1,625
Globecomm Systems, Inc.*	290	1,592
Intevac, Inc.*	310	1,572
Microtune, Inc.*	770	1,571
Sourcefire, Inc.*	280	1,568
Keynote Systems, Inc.*	200	1,542
Hughes Communications, Inc.*	96	1,530
Zygo Corp., Inc.*	220	1,520
Comverge, Inc.*	310	1,519
Rudolph Technologies, Inc.*	430	1,518
OpenTV Corp.*	1,230	1,513
American Software, Inc. — Class A	320	1,504
ICx Technologies, Inc.*	190	1,503
FalconStor Software, Inc.*	540	1,501
SupportSoft, Inc.*	650	1,450
Techwell, Inc.*	220	1,430
Web.com Group, Inc.*	390	1,427
Multi-Fineline Electronix, Inc.*	120	1,403
i2 Technologies, Inc.*	217	1,387
Entrust, Inc.*	870	1,375
Measurement Specialties, Inc.*	197	1,369
Phoenix Technologies, Ltd.*	390	1,365
Agilysys, Inc.	318	1,364
Emcore Corp.*	1,040	1,352
Rackspace Hosting*	249	1,340
Maxwell Technologies, Inc.*	260	1,318
Anadigics, Inc.*	890	1,317

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Radiant Systems, Inc.*	390	$1,314
Kulicke & Soffa Industries, Inc.*	760	1,292
Callidus Software, Inc.*	427	1,277
Global Cash Access Holdings, Inc.*	570	1,265
Interactive Intelligence, Inc.*	197	1,263
Renaissance Learning, Inc.	140	1,259
Presstek, Inc.*	390	1,252
Monotype Imaging Holdings, Inc.*	210	1,218
Safeguard Scientifics, Inc.*	1,720	1,187
China Information Security Technology, Inc.*	320	1,152
Photronics, Inc.*	590	1,151
Hutchinson Technology, Inc.*	329	1,145
Isilon Systems, Inc.*	348	1,145
Chordiant Software, Inc.*	430	1,144
CPI International, Inc.*	130	1,126
SiRF Technology Holdings, Inc.*	860	1,101
Unica Corp.*	197	1,080
Quantum Corp.*	2,910	1,048
PROS Holdings, Inc.*	176	1,012
Limelight Networks Inc.*	410	1,005
Mattson Technology, Inc.*	700	987
Semitool, Inc.*	320	976
Cray, Inc.*	468	973
Orbcomm, Inc.*	450	972
Smart Modular Technologies WWH, Inc.*	630	970
Powerwave Technologies, Inc.*	1,860	930
Dice Holdings, Inc.*	217	885
TechTarget, Inc.*	197	851
Deltek, Inc.*	180	835
Hypercom Corp.*	760	821
Parkervision, Inc.*	329	813
NetSuite, Inc.*	96	810
Rubicon Technology, Inc.*	190	809
Digimarc Corp.*	80	802
ArcSight, Inc.*	100	801
QAD, Inc.	180	754
TheStreet.com, Inc.	260	754
Axcelis Technologies, Inc.*	1,450	740
MIPS Technology, Inc.*	630	699
PLX Technology, Inc.*	400	688
Virtusa Corp.*	120	677
PC Connection, Inc.*	130	666
Bookham, Inc.*	1,430	644
PC Mall, Inc.*	160	642

		Market
	Shares	Value

Magma Design Automation, Inc.*	620	$632
AuthenTec, Inc.*	350	585
Ultra Clean Holdings*	280	563
Sonic Solutions, Inc.*	310	546
Guidance Software, Inc.*	126	514
Gevity HR, Inc.	330	498
LTX-Credence Corp.*	1,770	478
Opnext, Inc.*	266	466
Spansion, Inc.*	1,810	343
KEMET Corp.*	1,190	321
Avanex Corp.*	188	197
Asyst Technologies, Inc.*	700	175
HSW International, Inc.*	390	148
Elixir Gaming Technologies, Inc.*	960	125
Entropic Communications, Inc.*	130	65
Nextwave Wireless, Inc.*	690	62
Midway Games, Inc.*	160	30

Total Information Technology		1,672,509

HEALTH CARE 9.3%
Myriad Genetics, Inc.*	630	41,744
Alexion Pharmaceuticals, Inc.*	1,090	39,447
OSI Pharmaceuticals, Inc.*	810	31,630
Onyx Pharmaceuticals, Inc.*	790	26,986
Immucor, Inc.*	990	26,314
Thoratec Corp.*	770	25,017
Valeant Pharmaceuticals International*	990	22,671
AMERIGROUP Corp.*	760	22,435
Magellan Health Services, Inc.*	570	22,321
Owens & Minor, Inc.	580	21,837
Psychiatric Solutions, Inc.*	780	21,723
Haemonetics Corp.*	360	20,340
Bio-Rad Laboratories, Inc. — Class A*	268	20,183
United Therapeutics Corp.*	320	20,016
Steris Corp.	830	19,829
Masimo Corp.*	650	19,389
Cubist Pharmaceuticals, Inc.*	800	19,328
Isis Pharmaceuticals, Inc.*	1,280	18,150
West Pharmaceutical Services, Inc.	460	17,374
NuVasive, Inc.*	500	17,325
PSS World Medical, Inc.*	880	16,562
Auxilium Pharmaceuticals, Inc.*	580	16,495

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Regeneron Pharmaceuticals, Inc.*	880	$16,157
Sequenom, Inc.*	800	15,872
Amedisys, Inc.*	380	15,709
Mentor Corp.	480	14,846
Meridian Bioscience, Inc.	570	14,518
Alkermes, Inc.*	1,350	14,377
Martek Biosciences Corp. *	470	14,246
Varian, Inc.*	420	14,074
Healthspring, Inc.*	700	13,979
Healthsouth Corp.*	1,250	13,700
Viropharma, Inc.*	990	12,890
Chemed Corp.	318	12,647
Celera Corp.*	1,130	12,577
Luminex Corp.*	580	12,389
Alnylam Pharmaceuticals, Inc.*	500	12,365
Centene Corp.*	610	12,023
Dionex Corp.*	260	11,661
Catalyst Health Solutions, Inc.*	468	11,396
Medicis Pharmaceutical Corp. — Class A	800	11,120
HMS Holdings Corp.*	350	11,032
Eclipsys Corp.*	770	10,926
athenahealth, Inc.*	290	10,910
Medicines Co.*	740	10,900
Wright Medical Group, Inc.*	528	10,787
Acorda Therapeutics, Inc.*	520	10,665
Gentiva Health Services, Inc.*	360	10,534
AmSurg Corp.*	450	10,503
PDL BioPharma, Inc.	1,690	10,444
Medarex, Inc.*	1,810	10,100
Volcano Corp.*	670	10,050
Datascope Corp.	190	9,926
Conmed Corp.*	410	9,815
Landauer, Inc.	130	9,529
American Medical Systems Holdings, Inc.*	1,030	9,260
Theravance, Inc.*	730	9,045
XenoPort, Inc.*	360	9,029
Integra LifeSciences Holdings Corp.*	248	8,821
AMAG Pharmaceuticals, Inc.*	240	8,604
Greatbatch, Inc.*	320	8,467
Cepheid, Inc.*	810	8,408
Allscripts Healthcare Solutions, Inc.	810	8,035
CV Therapeutics, Inc.*	860	7,921
Abiomed, Inc.*	480	7,882
Parexel International Corp.*	800	7,768

		Market
	Shares	Value

Align Technology, Inc.*	880	$7,700
Seattle Genetics, Inc.*	860	7,688
Phase Forward, Inc.*	610	7,637
LHC Group, Inc.*	210	7,560
Exelixis, Inc.*	1,490	7,480
Nektar Therapeutics*	1,310	7,284
Questcor Pharmaceuticals, Inc.*	760	7,076
Merit Medical Systems, Inc.*	390	6,993
Invacare Corp.	450	6,984
PharMerica Corp.*	430	6,738
Par Pharmaceutical Companies, Inc.*	490	6,571
Conceptus, Inc.*	430	6,545
Hanger Orthopedic Group, Inc.*	437	6,341
ev3, Inc.*	1,000	6,100
National Healthcare Corp.	120	6,077
Dendreon Corp.*	1,320	6,046
Salix Pharmaceuticals Ltd.*	680	6,004
Healthways, Inc.*	500	5,740
Cyberonics, Inc.*	340	5,634
Zoll Medical Corp.*	298	5,629
SurModics, Inc.*	220	5,559
Cougar Biotechnology, Inc.*	210	5,460
inVentiv Health, Inc.*	468	5,401
Sun Healthcare Group, Inc.*	610	5,398
Omnicell, Inc.*	440	5,372
ICU Medical, Inc.*	160	5,302
Res-Care, Inc.*	350	5,257
Medivation, Inc.*	360	5,245
Quidel Corp.*	400	5,228
Vivus, Inc.*	980	5,214
Kindred Healthcare, Inc.*	400	5,208
Geron Corp.*	1,100	5,137
Analogic Corp.	186	5,074
Natus Medical, Inc.*	390	5,050
Abaxis, Inc.*	310	4,969
Emergent Biosolutions, Inc.*	190	4,961
Universal American Financial Corp.*	560	4,939
Neogen Corp.*	197	4,921
Halozyme Therapeutics, Inc.*	860	4,816
InterMune, Inc.*	450	4,761
Kendle International, Inc.*	180	4,630
Angiodynamics, Inc.*	338	4,627
Emergency Medical Services Corp. — Class A*	126	4,613
Allos Therapeutics, Inc.*	750	4,590
SonoSite, Inc.*	238	4,541
Savient Pharmaceuticals, Inc.*	768	4,447

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Arena Pharmaceuticals, Inc.*	1,050	$4,378
GTx, Inc.*	260	4,378
Optimer Pharmaceuticals, Inc.*	360	4,360
Odyssey HealthCare, Inc.*	460	4,255
NPS Pharmaceuticals, Inc.*	670	4,161
Rigel Pharmaceuticals, Inc.*	520	4,160
Bio-Reference Labs, Inc.*	157	4,118
Incyte Corp.*	1,080	4,093
Genoptix Inc.*	120	4,090
Human Genome Sciences, Inc.*	1,920	4,070
AMN Healthcare Services, Inc.*	480	4,061
Momenta Pharmaceuticals, Inc.*	350	4,060
Almost Family, Inc.*	90	4,048
MWI Veterinary Supply, Inc.*	150	4,044
eResearch Technology, Inc.*	608	4,031
Osiris Therapeutics, Inc.*	210	4,024
Symmetry Medical, Inc.*	500	3,985
Durect Corp.*	1,160	3,932
Progenics Pharmaceuticals, Inc.*	380	3,918
RehabCare Group, Inc.*	258	3,911
Noven Pharmaceuticals, Inc.*	350	3,850
Genomic Health, Inc.*	197	3,838
MedAssets, Inc.*	260	3,796
CryoLife, Inc.*	390	3,787
Cross Country Healthcare, Inc.*	430	3,780
Molina Healthcare, Inc.*	210	3,698
Orthofix International NV*	240	3,679
Enzon Pharmaceuticals, Inc.*	630	3,673
Cypress Bioscience, Inc.*	530	3,625
IRIS International, Inc.*	260	3,624
Computer Programs & Systems, Inc.	130	3,484
Indevus Pharmaceuticals, Inc.*	1,100	3,454
Metabolix, Inc.*	266	3,384
Synovis Life Technologies, Inc.*	180	3,373
Ligand Pharmaceuticals, Inc. — Class B*	1,190	3,261
Facet Biotech Corp.*	340	3,261
Assisted Living Concepts, Inc. — Class A*	780	3,237
Albany Molecular Research, Inc.*	330	3,214
Maxygen Inc.*	360	3,211

		Market
	Shares	Value

Orthovita, Inc.*	940	$3,187
Pharmasset, Inc.*	238	3,120
ImmunoGen, Inc.*	720	3,089
Vital Images, Inc.*	220	3,060
Palomar Medical Technologies, Inc.*	260	2,998
Affymetrix, Inc.*	980	2,930
Vnus Medical Technologies, Inc.*	180	2,920
Pain Therapeutics, Inc.*	488	2,889
Alliance Imaging, Inc.*	360	2,869
Bruker BioSciences Corp.*	710	2,868
Dyax Corp.*	788	2,868
Emeritus Corp.*	280	2,808
Somanetics Corp.*	170	2,807
Array Biopharma, Inc.*	670	2,713
Cantel Medical Corp.*	180	2,641
Accuray, Inc.*	510	2,632
FGX International Holdings Ltd.*	190	2,611
Micrus Endovascular Corp.*	220	2,554
Sirona Dental Systems, Inc.*	240	2,520
MannKind Corp.*	730	2,504
Nabi Biopharmaceuticals*	730	2,445
OraSure Technologies, Inc.*	660	2,429
Corvel Corp.*	110	2,418
Arqule, Inc.*	570	2,405
Medcath Corp.*	230	2,401
Air Methods Corp.*	150	2,398
Triple-S Management Corp. — Class B*	200	2,300
US Physical Therapy, Inc.*	170	2,266
Idera Pharmaceuticals, Inc.*	288	2,212
Enzo Biochem, Inc.*	450	2,200
Inspire Pharmaceuticals, Inc.*	600	2,160
Skilled Healthcare Group, Inc. — Class A*	250	2,110
Cardiac Science Corp.*	280	2,100
Cadence Pharmaceuticals, Inc.*	290	2,097
RTI Biologics, Inc.*	758	2,092
Idenix Pharmaceuticals, Inc.*	350	2,026
Ensign Group, Inc.	120	2,009
Insulet Corp.*	260	2,007
Ardea Biosciences, Inc.*	167	1,999
Medical Action Industries, Inc.*	197	1,970
Atrion Corp.	20	1,942
Kensey Nash Corp.*	100	1,941
Cambrex Corp.*	408	1,885
Obagi Medical Products, Inc.*	250	1,865
Pozen, Inc.*	370	1,865

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Akorn, Inc.*	810	$1,863
Exactech, Inc.*	110	1,852
BMP Sunstone Corp.*	330	1,838
ArthroCare Corp.*	380	1,813
Sangamo Biosciences, Inc.*	520	1,810
BioMimetic Therapeutics, Inc.*	190	1,752
Hansen Medical, Inc.*	240	1,733
Neurocrine Biosciences, Inc.*	540	1,728
Stereotaxis, Inc.*	390	1,716
Repligen Corp.*	440	1,663
Celldex Therapeutics, Inc.*	210	1,663
Accelrys, Inc.*	380	1,657
Nighthawk Radiology Holdings, Inc.*	330	1,604
Lexicon Genetics, Inc.*	1,140	1,596
Zymogenetics, Inc.*	530	1,590
Immunomedics, Inc.*	930	1,581
Orexigen Therapeutics, Inc.*	280	1,562
Novavax, Inc.*	820	1,550
Discovery Laboratories, Inc.*	1,370	1,534
IPC The Hospitalist Company, Inc.*	90	1,515
Affymax, Inc.*	150	1,498
I-Flow Corp.*	310	1,488
CardioNet, Inc.*	60	1,479
Synta Pharmaceuticals Corp.*	238	1,457
Cytokinetics, Inc.*	490	1,397
TomoTherapy, Inc.*	580	1,380
KV Pharmaceutical Co.*	468	1,348
Clinical Data, Inc.*	150	1,335
Cynosure, Inc.*	140	1,278
Chindex International, Inc.*	160	1,272
TranS1, Inc.*	167	1,204
Spectranetics Corp.*	450	1,175
XOMA Ltd.*	1,870	1,159
Depomed, Inc.*	678	1,119
Opko Health, Inc.*	680	1,102
Life Sciences Research, Inc.*	116	1,090
Alexza Pharmaceuticals, Inc.*	340	1,078
Adolor Corp.*	648	1,076
Molecular Insight Pharmaceuticals, Inc.*	250	1,075
Sunrise Senior Living, Inc.*	638	1,072
DexCom, Inc.*	370	1,021
Cytori Therapeutics, Inc.*	280	1,011
RadNet, Inc.*	300	1,005
NxStage Medical, Inc.*	370	988
Capital Senior Living Corp.*	320	954
Targacept, Inc.*	260	926
Caraco Pharm Labs, Inc.*	150	888
Acura Pharmaceuticals, Inc.*	120	881

		Market
	Shares	Value

Javelin Pharmaceuticals, Inc.*	700	$875
Virtual Radiologic Corp.*	100	848
Columbia Labs, Inc.*	660	838
Nanosphere, Inc.*	176	838
Ariad Pharmaceuticals, Inc.*	980	833
Alphatec Holdings, Inc.*	349	820
MAP Pharmaceuticals, Inc.*	110	768
MiddleBrook Pharmaceuticals, Inc.*	510	765
Sucampo Pharmaceuticals, Inc. — Class A*	130	748
Biodel, Inc.*	150	723
Five Star Quality Care, Inc.*	450	689
Caliper Life Sciences, Inc.*	680	660
National Research Corp.	20	579
Amicus Therapeutics, Inc.*	70	559
Acadia Pharmaceuticals, Inc.*	468	421
Vision-Sciences, Inc.*	238	364
Rexahn Pharmaceuticals, Inc.*	408	363
BioForm Medical, Inc.*	310	282
Protalix BioTherapeutics, Inc.*	150	276
Cell Genesys, Inc.*	1,220	268
PharmaNet Development Group, Inc.*	270	246
Providence Service Corp.*	167	242
Jazz Pharmaceuticals, Inc.*	110	212
Marshall Edwards, Inc.*	290	203

Total Health Care		1,606,802

CONSUMER DISCRETIONARY 6.7%
Wendy’s/Arby’s Group, Inc. — Class A	5,608	27,704
Marvel Entertainment, Inc.*	690	21,217
Tupperware Brands Corp.	880	19,976
Corinthian Colleges, Inc.*	1,210	19,808
Bally Technologies, Inc.*	770	18,503
Jack in the Box, Inc.*	830	18,335
Netflix, Inc.*	570	17,037
Aaron Rents, Inc.	640	17,037
Tractor Supply Co.*	470	16,986
WMS Industries, Inc.*	620	16,678
Rent-A-Center, Inc.*	940	16,591
Matthews International Corp. — Class A	440	16,139
Carter’s, Inc.*	800	15,408
Aeropostale, Inc.*	950	15,295
Wolverine World Wide, Inc.	700	14,728
Deckers Outdoor Corp.*	180	14,377
Polaris Industries, Inc.	468	13,408

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Interactive Data Corp.	520	$12,823
The Warnaco Group, Inc.*	640	12,563
Pool Corp.	680	12,220
Capella Education Co.*	200	11,752
Vail Resorts, Inc.*	438	11,651
Under Armour, Inc.*	468	11,157
Fossil, Inc.*	640	10,688
Ryland Group, Inc.	598	10,567
Collective Brands, Inc.*	900	10,548
Chico’s FAS, Inc.*	2,500	10,450
Gymboree Corp.*	398	10,384
Sonic Corp.*	850	10,344
Men’s Wearhouse, Inc.	728	9,857
Bob Evans Farms, Inc.	440	8,989
Regis Corp.	610	8,863
Callaway Golf Co.	940	8,733
Cheesecake Factory, Inc.*	848	8,565
Sotheby’s	950	8,445
Iconix Brand Group, Inc.*	820	8,020
Jakks Pacific, Inc.*	388	8,004
Timberland Co. — Class A*	680	7,854
Coinstar, Inc.*	398	7,765
Sally Beauty Holdings, Inc.*	1,340	7,625
Tempur-Pedic International, Inc.	1,060	7,515
Helen of Troy Ltd.*	430	7,465
J. Crew Group, Inc.*	600	7,320
99 Cents Only Stores*	660	7,214
Buckle, Inc.	330	7,201
Children’s Place Retail Stores, Inc.*	330	7,154
P.F. Chang’s China Bistro, Inc.*	338	7,078
Dress Barn, Inc.*	640	6,874
Jos. A. Bank Clothiers, Inc.*	260	6,799
CEC Entertainment, Inc.*	280	6,790
Steiner Leisure Ltd.*	230	6,790
Pinnacle Entertainment, Inc.*	850	6,528
CKE Restaurants, Inc.	740	6,423
Buffalo Wild Wings, Inc.*	250	6,412
Cracker Barrel Old Country Store, Inc.	310	6,383
Columbia Sportswear Co.	180	6,367
Life Time Fitness, Inc.*	488	6,320
Gaylord Entertainment Co.*	580	6,287
NutriSystem, Inc.	430	6,274
Hibbett Sports Inc.*	398	6,253
Jackson Hewitt Tax Service, Inc.	398	6,245
Live Nation, Inc.*	1,070	6,142
Fred’s, Inc.	568	6,112
National CineMedia, Inc.	600	6,084

		Market
	Shares	Value

PetMed Express, Inc.*	340	$5,994
American Public Education, Inc.*	160	5,950
Skechers U.S.A., Inc. — Class A*	460	5,897
Cato Corp. — Class A	390	5,889
Monro Muffler Brake, Inc.	230	5,865
Unifirst Corp.	197	5,849
Texas Roadhouse, Inc.*	740	5,735
HOT Topic, Inc.*	618	5,729
Papa John’s International, Inc.*	310	5,713
Exide Technologies*	1,070	5,660
Churchill Downs, Inc.	140	5,659
Jo-Ann Stores, Inc.*	360	5,576
Fuel Systems Solutions, Inc.*	170	5,569
Steven Madden, Ltd.*	250	5,330
Meritage Homes Corp.*	430	5,233
Brunswick Corp.	1,240	5,220
Arbitron, Inc.	390	5,179
Universal Technical Institute, Inc.*	300	5,151
Cooper Tire & Rubber Co.	830	5,113
Brown Shoe Company, Inc.	600	5,082
Ethan Allen Interiors, Inc.	350	5,029
American Greetings Corp. — Class A	640	4,845
Marcus Corp.	290	4,707
National Presto Industries, Inc.	60	4,620
Scholastic Corp.	338	4,590
Peet’s Coffee & Tea, Inc.*	197	4,580
Blue Nile, Inc.*	187	4,580
Genesco, Inc.*	270	4,568
Stage Stores, Inc.	538	4,438
K-Swiss, Inc. — Class A	370	4,218
Pre-Paid Legal Services, Inc.*	110	4,102
Bebe Stores, Inc.	540	4,034
Red Robin Gourmet Burgers, Inc.*	238	4,006
Charming Shoppes, Inc.*	1,600	3,904
The Wet Seal, Inc. — Class A*	1,300	3,861
Shuffle Master, Inc.*	750	3,720
Group 1 Automotive, Inc.	330	3,554
Stewart Enterprises, Inc. — Class A	1,180	3,552
Superior Industries International, Inc.	330	3,472
Finish Line, Inc. — Class A	600	3,360
Drew Industries, Inc.*	280	3,360

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

World Wrestling Entertainment, Inc.	300	$3,324
Weyco Group, Inc.	100	3,305
Quiksilver, Inc.*	1,780	3,275
Cabela’s, Inc. — Class A*	560	3,265
Harte-Hanks, Inc.	520	3,245
Universal Electronics, Inc.*	200	3,244
Maidenform Brands, Inc.*	318	3,228
California Pizza Kitchen, Inc.*	300	3,216
Dillard’s, Inc. — Class A	810	3,216
Blockbuster, Inc. — Class A*	2,500	3,150
Standard-Pacific Corp.*	1,760	3,133
RCN Corp.*	530	3,127
Cinemark Holdings, Inc.	420	3,121
Ameristar Casinos, Inc.	360	3,110
Speedway Motorsports, Inc.	190	3,061
True Religion Apparel, Inc.*	240	2,986
ArvinMeritor, Inc.	1,040	2,964
Citi Trends, Inc.*	200	2,944
DineEquity, Inc.	248	2,867
Volcom, Inc.*	260	2,834
Christopher & Banks Corp.	500	2,800
Blyth, Inc.	350	2,744
CKX, Inc.*	740	2,716
Core-Mark Holding Company, Inc.*	126	2,712
BJ’s Restaurants, Inc.*	248	2,671
RC2 Corp.*	250	2,667
Denny’s Corp.*	1,340	2,667
Domino’s Pizza, Inc.*	560	2,638
Raser Technologies, Inc.*	670	2,499
PEP Boys-Manny Moe & Jack	600	2,478
Winnebago Industries, Inc.	408	2,460
Ambassadors Group, Inc.	266	2,447
Steak n Shake Co.*	410	2,439
Cavco Industries, Inc.*	90	2,420
Mediacom Communications Corp.*	560	2,408
Ulta Salon Cosmetics & Fragrance, Inc.*	290	2,401
Dolan Media Co.*	360	2,372
Overstock.com, Inc.*	220	2,372
Haverty Furniture Companies, Inc.	250	2,332
DSW, Inc.*	186	2,318
Coldwater Creek, Inc.*	810	2,308
Sinclair Broadcast Group, Inc. — Class A	740	2,294
Modine Manufacturing Co.	460	2,240
iRobot Corp.*	248	2,239

		Market
	Shares	Value

Spartan Motors, Inc.	460	$2,176
Movado Group, Inc.	230	2,160
Cox Radio Inc. — Class A*	357	2,146
Dorman Products, Inc.*	160	2,112
Midas, Inc.*	200	2,098
Zumiez, Inc.*	280	2,086
M/I Homes, Inc.	197	2,076
Knology, Inc.*	400	2,064
Asbury Automotive Group, Inc.	448	2,047
Orbitz Worldwide, Inc.*	520	2,018
Skyline Corp.	100	1,999
Lululemon Athletica, Inc.*	250	1,982
Landry’s Restaurants, Inc.	170	1,972
Belo Corp. — Class A	1,260	1,966
Shutterfly, Inc.*	280	1,957
CSS Industries, Inc.	110	1,951
Tenneco, Inc.*	658	1,941
Charlotte Russe Holding, Inc.*	298	1,934
America’s Car Mart, Inc.*	140	1,933
Cherokee, Inc.	110	1,908
American Axle & Manufacturing Holdings, Inc.	650	1,878
Stamps.com, Inc.*	190	1,868
Monarch Casino & Resort, Inc.*	160	1,864
Fisher Communications, Inc.	90	1,858
Unifi, Inc.*	640	1,805
Morgans Hotel Group Co.*	380	1,771
Oxford Industries, Inc.	200	1,754
Steinway Musical Instruments, Inc.*	100	1,751
Systemax, Inc.	160	1,723
Outdoor Channel Holdings, Inc.*	230	1,723
AFC Enterprises, Inc.*	360	1,688
K12 Inc.*	90	1,687
Leapfrog Enterprises, Inc.*	468	1,638
Big 5 Sporting Goods Corp.	310	1,615
La-Z-Boy, Inc.	730	1,584
Sealy Corp.	630	1,581
hhgregg, Inc.*	180	1,562
RHI Entertainment*	191	1,551
Tween Brands, Inc.*	350	1,512
Zale Corp.*	450	1,498
Pacific Sunwear of California, Inc.*	930	1,479
Journal Communications, Inc. — Class A	600	1,470
Sonic Automotive, Inc.	368	1,465

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

drugstore.com, Inc.*	1,180	$1,463
CROCS, Inc.*	1,180	1,463
Retail Ventures, Inc.*	410	1,423
1-800-FLOWERS.com, Inc.*	368	1,406
Krispy Kreme Doughnuts, Inc.*	798	1,341
Lumber Liquidators, Inc.*	126	1,331
Entravision Communications Corp. — Class A*	840	1,310
Global Sources Ltd.*	240	1,308
Furniture Brands International, Inc.	590	1,304
Luby’s, Inc.*	310	1,299
Lear Corp.*	910	1,283
Audiovox Corp. — Class A*	250	1,252
G-III Apparel Group Ltd.*	190	1,214
Shoe Carnival, Inc.*	126	1,203
Smith & Wesson Holding Corp.*	530	1,203
Conn’s, Inc.*	140	1,187
Build-A-Bear Workshop, Inc.*	238	1,157
Gaiam, Inc.*	248	1,146
Ruby Tuesday, Inc.*	730	1,139
Hovnanian Enterprises, Inc. — Class A*	660	1,135
Learning Tree International, Inc.*	130	1,108
Perry Ellis International, Inc.*	167	1,059
Dana Holding Corp.*	1,400	1,036
Amerigon, Inc.*	310	1,011
Hooker Furniture Corp.	130	996
Quantum Fuel Systems Technologies Worldwide, Inc.*	1,170	994
Global Traffic Network, Inc.*	170	993
Rex Stores Corp.*	120	968
Stoneridge, Inc.*	210	958
American Apparel, Inc.*	480	955
Martha Stewart Omnimedia, Inc.*	360	936
Princeton Review, Inc.*	187	922
Cumulus Media, Inc. — Class A*	370	921
Kenneth Cole Productions, Inc. — Class A	130	920
Valassis Communications, Inc.*	680	898
Beazer Homes USA, Inc.*	560	885
Fuqi International, Inc.*	140	876
Talbots, Inc.	350	836

		Market
	Shares	Value

Wonder Auto Technology, Inc.*	210	$823
Syms Corp.*	90	799
Town Sports International Holdings, Inc.*	250	797
Lincoln Educational Services Corp.*	60	795
Marine Products Corp.	140	787
Primedia, Inc.	360	781
MarineMax, Inc.*	230	780
New York & Company, Inc.*	330	766
Nautilus, Inc.*	320	707
Russ Berrie & Company, Inc.*	238	707
Isle of Capri Casinos, Inc.*	220	704
Tuesday Morning Corp.*	428	698
Palm Harbor Homes, Inc.*	140	697
Value Line, Inc.	20	690
McClatchy Company — Class A	810	648
Playboy Enterprises, Inc. — Class B*	300	648
Visteon Corp.*	1,850	648
Hayes Lemmerz International, Inc.*	1,430	644
Dover Downs Gaming & Entertainment, Inc.	200	636
AH Belo Corp. — Class A	290	632
Champion Enterprises, Inc.*	1,100	616
Great Wolf Resorts, Inc.*	380	585
Media General, Inc.	320	560
Bluegreen Corp.*	177	554
Brookfield Homes Corp.	126	544
O’Charleys, Inc.	260	520
Lodgian, Inc.*	230	490
Charter Communications, Inc. — Class A*	5,770	472
Pier 1 Imports, Inc.*	1,260	466
Entercom Communications Corp.	360	443
Crown Media Holdings, Inc. — Class A*	150	428
Riviera Holdings Corp.*	140	420
Lin TV Corp. — Class A*	380	414
Citadel Broadcasting Corp.*	2,560	410
Stein Mart, Inc.*	360	407
Ruth’s Chris Steak House*	280	386
Bidz.com, Inc.*	80	368
RH Donnelley Corp.*	970	359
Einstein Noah Restaurant Group, Inc.*	60	345
Borders Group, Inc.*	860	344

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Rick’s Cabaret International, Inc.*	86	$343
Cache, Inc.*	160	323
Six Flags, Inc.*	1,030	319
Casual Male Retail Group, Inc.*	530	276
Dover Motorsports, Inc.	210	273
Libbey, Inc.	210	263
Lee Enterprises, Inc.	640	262
Gray Television, Inc.	600	240
Fleetwood Enterprises, Inc.*	1,080	108
Aristotle Corp.*	20	73

Total Consumer Discretionary		1,155,562

UTILITIES 2.7%
Piedmont Natural Gas Co.	1,040	32,937
ITC Holdings Corp.	700	30,576
Westar Energy, Inc.	1,480	30,355
New Jersey Resources Corp.	588	23,138
WGL Holdings, Inc.	700	22,883
Nicor, Inc.	640	22,234
Cleco Corp.	850	19,405
IDACORP, Inc.	640	18,848
Portland General Electric Co.	890	17,328
South Jersey Industries, Inc.	418	16,657
Northwest Natural Gas Co.	370	16,365
Southwest Gas Corp.	608	15,334
Black Hills Corp.	540	14,558
Avista Corp.	750	14,535
Laclede Group, Inc.	310	14,520
Unisource Energy Corp.	490	14,386
California Water Service Group	280	13,000
NorthWestern Corp.	550	12,908
PNM Resources, Inc.	1,220	12,298
Allete, Inc.	370	11,940
El Paso Electric Co.*	630	11,397
CH Energy Group, Inc.	220	11,306
UIL Holding Corp.	360	10,811
Mge Energy, Inc.	310	10,230
Empire District Electric Co.	480	8,448
Ormat Technologies, Inc.	250	7,968
American States Water Co.	238	7,849
SJW Corp.	190	5,689
Central Vermont Public Service Corp.	150	3,579
Middlesex Water Co.	190	3,274
Chesapeake Utilities Corp.	100	3,148
Connecticut Water Service, Inc.	116	2,739

		Market
	Shares	Value

Consolidated Water Company, Inc.	210	$2,625
Cadiz, Inc.*	170	2,127
Southwest Water Co.	350	1,127
US Geothermal, Inc.*	880	730
Synthesis Energy Systems, Inc.*	360	245

Total Utilities		467,497

ENERGY 2.6%
Comstock Resources, Inc.*	640	30,240
EXCO Resources, Inc.*	2,110	19,117
Concho Resources, Inc.*	780	17,800
Nordic American Tanker Shipping	488	16,470
Penn Virginia Corp.	590	15,328
Arena Resources, Inc.*	540	15,169
World Fuel Services Corp.	408	15,096
Bill Barrett Corp.*	520	10,988
Contango Oil & Gas Co.*	190	10,697
CARBO Ceramics, Inc.	290	10,304
Goodrich Petroleum Corp.*	320	9,584
Bristow Group, Inc.*	340	9,109
Dril-Quip, Inc.*	440	9,024
Precision Drilling Trust	1,069	8,968
McMoRan Exploration Co.*	850	8,330
GulfMark Offshore, Inc.*	320	7,613
Basic Energy Services, Inc.*	580	7,563
Atlas America, Inc.	490	7,276
Lufkin Industries, Inc.	210	7,245
Swift Energy Co.*	430	7,228
USEC, Inc.*	1,570	7,049
Ship Finance International Ltd.	600	6,630
Carrizo Oil & Gas, Inc.*	390	6,279
Vaalco Energy, Inc.*	840	6,250
GMX Resources, Inc.*	238	6,026
James River Coal Co.*	390	5,979
Complete Production Services, Inc.*	680	5,542
BPZ Resources, Inc.*	850	5,440
Hornbeck Offshore Services, Inc.*	330	5,392
Rosetta Resources, Inc.*	730	5,168
Petroleum Development Corp.*	210	5,055
Stone Energy Corp.*	450	4,959
Newpark Resources, Inc.*	1,270	4,699
Willbros Group, Inc.*	548	4,642
Parker Drilling Co.*	1,600	4,640

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Berry Petroleum Co. — Class A	600	$4,536
NATCO Group, Inc.*	280	4,250
Delta Petroleum Corp.*	880	4,189
International Coal Group, Inc.*	1,800	4,140
Petroquest Energy, Inc.*	610	4,124
Gran Tierra Energy, Inc.*	1,470	4,116
ION Geophysical Corp.*	1,200	4,116
Cal Dive International, Inc.*	630	4,101
RPC, Inc.	408	3,982
Pioneer Drilling Co.*	700	3,899
Clayton Williams Energy, Inc.*	80	3,635
Knightsbridge Tankers Ltd.	240	3,516
Golar LNG Ltd.	500	3,380
Western Refining, Inc.	420	3,259
Matrix Service Co.*	368	2,823
PHI, Inc.*	190	2,662
Gulf Island Fabrication, Inc.	167	2,406
Bronco Drilling Company, Inc.*	370	2,390
Superior Well Services, Inc.*	230	2,300
ATP Oil & Gas Corp.*	390	2,281
Crosstex Energy, Inc.	570	2,223
Allis-Chalmers Energy, Inc.*	400	2,200
Harvest Natural Resources, Inc.*	500	2,150
Brigham Exploration Co.*	650	2,080
Cheniere Energy, Inc.*	690	1,966
Dawson Geophysical Co.*	106	1,888
Clean Energy Fuels Corp.*	310	1,872
Oilsands Quest, Inc.*	2,490	1,818
Panhandle Oil and Gas, Inc. — Class A	100	1,800
Natural Gas Services Group, Inc.*	170	1,722
T-3 Energy Services, Inc. — Class A*	180	1,699
Warren Resources, Inc.*	820	1,632
Rentech, Inc.*	2,350	1,598
FX Energy, Inc.*	570	1,590
Gulfport Energy Corp.*	368	1,454
Westmoreland Coal Co.*	130	1,443
Alon USA Energy, Inc.	150	1,372
Energy XXI Bermuda Ltd.	1,700	1,343
APCO Argentina, Inc.	50	1,331
Toreador Resources Corp.*	240	1,318
CVR Energy, Inc.*	329	1,316
ENGlobal Corp.*	378	1,229
Parallel Petroleum Corp.*	588	1,182
OYO Geospace Corp.*	60	1,048

		Market
	Shares	Value

Union Drilling, Inc.*	197	$1,022
Delek US Holdings, Inc.	190	1,005
Approach Resources, Inc.*	130	950
GeoGlobal Resources, Inc.*	540	864
Double Eagle Petroleum Co.*	120	842
Bolt Technology Corp.*	120	835
Endeavour International Corp.*	1,610	805
Trico Marine Services, Inc.*	180	805
BMB Munai, Inc.*	570	792
Venoco, Inc.*	290	786
Georesources, Inc.*	90	782
Northern Oil And Gas, Inc.*	300	780
Callon Petroleum Co.*	298	775
TXCO Resources, Inc.*	500	745
Houston American Energy Corp.	210	710
Sulphco, Inc.*	750	705
Rex Energy Corp.*	238	700
Meridian Resource Corp.*	1,100	627
Energy Partners Ltd.*	448	605
RAM Energy Resources, Inc.*	658	579
Tri-Valley Corp.*	318	572
Mitcham Industries, Inc.*	140	556
Uranium Resources, Inc.*	700	539
PrimeEnergy Corp.*	10	520
Gasco Energy, Inc.*	1,330	519
National Coal Corp.*	390	495
GeoMet, Inc.*	258	444
Abraxas Petroleum Corp.*	590	425
American Oil & Gas, Inc.*	520	416
Evergreen Energy Inc.*	1,200	348
GreenHunter Energy, Inc.*	60	295
Cano Petroleum, Inc.*	670	295
Pacific Ethanol, Inc.*	630	277
Aventine Renewable Energy Holdings, Inc.*	410	267
Geokinetics, Inc.*	70	173
Quest Resource Corp.*	390	172
Southern Union Co.	1	9

Total Energy		458,314

CONSUMER STAPLES 2.4%
Ralcorp Holdings, Inc.*	800	46,720
Flowers Foods, Inc.	1,090	26,552
Chattem, Inc.*	238	17,024
Ruddick Corp.	600	16,590
Casey’s General Stores, Inc.	718	16,349
Fresh Del Monte Produce, Inc.*	588	13,183

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Winn-Dixie Stores, Inc.*	770	$12,397
TreeHouse Foods, Inc.*	440	11,986
Hain Celestial Group, Inc.*	570	10,881
United Natural Foods, Inc.*	610	10,870
Universal Corp.	360	10,753
Sanderson Farms, Inc.	290	10,022
Lancaster Colony Corp.	290	9,947
Green Mountain Coffee Roasters, Inc.*	238	9,211
Chiquita Brands International, Inc.*	608	8,986
Lance, Inc.	380	8,717
Tootsie Roll Industries, Inc.	340	8,707
Nash Finch Co.	180	8,080
Nu Skin Enterprises, Inc.	700	7,301
Spartan Stores, Inc.	310	7,207
J&J Snack Foods Corp.	200	7,176
Pantry, Inc.*	310	6,649
WD-40 Co.	230	6,507
Vector Group Ltd.	468	6,374
Darling International, Inc.*	1,150	6,313
Smart Balance, Inc.*	890	6,052
American Oriental Bioengineering, Inc.*	870	5,907
Weis Markets, Inc.	160	5,381
Central Garden and Pet Co. — Class A*	910	5,369
Cal-Maine Foods, Inc.	180	5,166
Prestige Brands Holdings, Inc. — Class A*	480	5,064
Diamond Foods, Inc.	230	4,634
Elizabeth Arden, Inc.*	350	4,414
Andersons, Inc.	260	4,285
Pricesmart, Inc.	197	4,070
Alliance One International, Inc.*	1,260	3,704
Star Scientific, Inc.*	930	3,562
USANA Health Sciences, Inc.*	100	3,424
Boston Beer Company, Inc. — Class A*	120	3,408
Ingles Markets, Inc. — Class A	180	3,166
Great Atlantic & Pacific Tea Company, Inc*	500	3,135
Zhongpin, Inc.*	260	3,120
Village Super Market	50	2,870
Coca-Cola Bottling Company Consolidated	60	2,758
Arden Group, Inc.	20	2,520
Farmer Brothers Co.	100	2,494
Imperial Sugar Company, Inc.	170	2,438

		Market
	Shares	Value

Alico, Inc.	50	$2,050
Griffin Land & Nurseries, Inc.	50	1,843
China Sky One Medical, Inc.*	110	1,759
Calavo Growers, Inc.	150	1,725
Synutra International, Inc.*	150	1,653
Inter Parfums, Inc.	197	1,513
B&G Foods, Inc.	280	1,512
Susser Holdings Corp.*	110	1,462
American Dairy, Inc.*	96	1,444
National Beverage Corp.*	150	1,350
Omega Protein Corp.*	260	1,043
Schiff Nutrition International, Inc.*	126	752
HQ Sustainable Maritime Industries, Inc.*	90	705
Lifeway Foods, Inc.*	70	629
Mannatech, Inc.	217	532
AgFeed Industries, Inc.*	278	448
Reddy Ice Holdings, Inc.	248	357

Total Consumer Staples		412,220

MATERIALS 2.2%
Compass Minerals International, Inc.	460	26,984
Royal Gold, Inc.	410	20,176
Olin Corp.	1,060	19,165
Rock-Tenn Co. — Class A	540	18,457
Silgan Holdings, Inc.	360	17,212
Sensient Technologies Corp.	680	16,238
Texas Industries, Inc.	330	11,385
H.B. Fuller Co.	690	11,116
Minerals Technologies, Inc.	270	11,043
Worthington Industries, Inc.	910	10,028
Arch Chemicals, Inc.	349	9,098
OM Group, Inc.*	430	9,077
Calgon Carbon Corp.*	580	8,909
Amcol International Corp.	370	7,751
Wausau Paper Corp.	620	7,093
Coeur d’Alene Mines Corp.*	7,800	6,864
Deltic Timber Corp.	150	6,863
NewMarket Corp.	188	6,563
Balchem Corp.	260	6,477
A. Schulman, Inc.	378	6,426
Rockwood Holdings, Inc.*	590	6,372
Koppers Holdings, Inc.	290	6,270
W.R. Grace & Co.*	1,020	6,089
Solutia, Inc.*	1,340	6,030
Glatfelter	640	5,952
Zep, Inc.	298	5,754
Hecla Mining Co.*	1,800	5,040
Kaiser Aluminum Corp.	220	4,954

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

RTI International Metals, Inc.*	329	$4,708
Westlake Chemical Corp.	268	4,366
Ferro Corp.	618	4,357
Schweitzer-Mauduit International, Inc.	217	4,344
Stepan Co.	90	4,229
Haynes International, Inc.*	170	4,185
PolyOne Corp.*	1,320	4,158
Headwaters, Inc.*	590	3,983
Brush Engineered Materials, Inc.*	286	3,638
Zoltek Companies, Inc.*	390	3,506
Allied Nevada Gold Corp.*	640	3,238
Myers Industries, Inc.	400	3,200
American Vanguard Corp.	270	3,159
Innophos Holdings, Inc.	150	2,972
Stillwater Mining Co.*	560	2,766
Spartech Corp.	430	2,692
Olympic Steel, Inc.	130	2,648
A.M. Castle & Co.	230	2,491
Quaker Chemical Corp.	150	2,468
Graphic Packaging Holding Co.*	2,050	2,337
Horsehead Holding Corp.*	490	2,303
Louisiana-Pacific Corp.	1,460	2,278
Landec Corp.*	330	2,171
LSB Industries, Inc.*	248	2,063
Buckeye Technologies, Inc.*	550	2,002
GenTek, Inc.*	130	1,957
Innospec, Inc.	330	1,944
U S Concrete, Inc.*	560	1,882
Neenah Paper, Inc.	210	1,856
Penford Corp.	160	1,619
ShengdaTech, Inc.*	427	1,503
AEP Industries, Inc.*	80	1,406
Clearwater Paper Corp.*	160	1,342
NL Industries, Inc.	100	1,340
Universal Stainless & Alloy*	90	1,304
ICO, Inc.*	390	1,232
General Moly, Inc.*	890	1,050
Bway Holding Co.*	110	876
Mercer International, Inc.*	430	826
Apex Silver Mines Ltd.*	830	813
Flotek Industries, Inc.*	318	801
United States Lime & Minerals, Inc.*	30	719
KapStone Paper and Packaging Corp.*	250	595
General Steel Holdings, Inc.*	150	591
AbitibiBowater, Inc.*	748	352
China Precision Steel, Inc.*	238	298

		Market
	Shares	Value

Sutor Technology Group Ltd.*	110	$254
Boise, Inc.*	510	219
Verso Paper Corp.	196	202

Total Materials		388,629

TELECOMMUNICATION SERVICES 0.7%
tw telecom Inc.*	2,080	17,618
NTELOS Holdings Corp.	420	10,357
Shenandoah Telecommunications Co.	329	9,228
Syniverse Holdings, Inc.*	730	8,716
Centennial Communications Corp.*	950	7,657
Premiere Global Services, Inc.*	878	7,560
Cincinnati Bell, Inc.*	3,440	6,639
Iowa Telecommunications Services, Inc.	450	6,426
Alaska Communications Systems Group, Inc.	608	5,703
Cbeyond, Inc.*	340	5,433
General Communication, Inc. — Class A*	640	5,178
Cogent Communications Group, Inc.*	670	4,375
Fairpoint Communications, Inc.	1,260	4,133
Consolidated Communications Holdings, Inc.	330	3,920
USA Mobility, Inc.	330	3,818
Atlantic Tele-Network, Inc.	130	3,452
Global Crossing*	368	2,922
PAETEC Holding Corp.*	1,750	2,520
ICO Global Communications Holdings Ltd.*	1,470	1,661
iPCS, Inc. — Class A*	240	1,646
Ibasis, Inc.*	440	620
Hungarian Telephone & Cable Corp.*	70	602
Vonage Holdings Corp.*	728	481
Virgin Mobile USA, Inc. — Class A*	430	361
TerreStar Corp.*	820	328
IDT Corp. — Class B*	770	308
FiberTower Corp.*	1,700	272

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Globalstar, Inc.*	590	$118

Total Telecommunication Services		122,052

Total Common Stocks (Cost $13,475,863)		10,528,454
	Face
	Amount

REPURCHASE AGREEMENTS 29.3%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	3,331,621	3,331,621
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	1,629,239	1,629,239
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	133,129	133,129

Total Repurchase Agreements (Cost $5,093,989)		5,093,989

Total Investments 90.0% (Cost $18,569,852)		$15,622,443

Other Assets in Excess of Liabilities – 10.0%		$1,734,402

Net Assets – 100.0%		$17,356,845

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
March 2009 Russell 2000 Index
Mini Futures Contracts
(Aggregate Market Value of Contracts $11,141,800)	226	$303,714

	Units

Equity Index Swap Agreements
Goldman Sachs International January 2009 Russell 2000 Index Swap, terminating 01/08/09
(Notional Market Value $2,505,855)	5,017	$141,954

		Unrealized
	Units	Gain

Credit Suisse Capital, LLC March 2009 Russell 2000 Index Swap, terminating 03/26/09
(Notional Market Value $1,941,344)	3,887	$84,328

(Total Notional Market Value $4,447,199)		$226,282

*	Non-Income Producing Security.

**	Total Return based on Russell 2000 Index +/- financing at a variable rate.

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 66.0%

INFORMATION TECHNOLOGY 10.1%
Microsoft Corp.	121,960	$2,370,902
International Business Machines Corp.	21,420	1,802,707
Cisco Systems, Inc.*	93,340	1,521,442
Hewlett-Packard Co.	39,036	1,416,617
Intel Corp.	88,680	1,300,049
Apple, Inc.*	14,168	1,209,239
Google, Inc. — Class A*	3,819	1,174,915
Oracle Corp.*	62,446	1,107,168
Qualcomm, Inc.	26,398	945,840
EMC Corp*	32,530	340,589
Texas Instruments, Inc.	20,670	320,798
Automatic Data Processing, Inc.	8,100	318,654
Dell, Inc.*	27,590	282,522
Yahoo!, Inc.*	22,115	269,803
eBay, Inc.*	17,100	238,716
Corning, Inc.	24,780	236,153
Applied Materials, Inc.	21,388	216,661
Adobe Systems, Inc.*	8,461	180,135
Symantec Corp.*	13,320	180,086
MasterCard, Inc.	1,148	164,084
Western Union Co.	11,400	163,476
Motorola, Inc.	36,134	160,074
Juniper Networks, Inc.*	8,420	147,434
Paychex, Inc.	5,113	134,370
Intuit, Inc.*	5,109	121,543
Broadcom Corp. — Class A*	7,074	120,046
Tyco Electronics Ltd.	7,300	118,333
CA, Inc.	6,276	116,294
Xerox Corp.	13,800	109,986
Fiserv, Inc.*	2,550	92,744
Analog Devices, Inc.	4,638	88,215
Agilent Technologies, Inc.*	5,580	87,215
Computer Sciences Corp.*	2,420	85,039
McAfee, Inc.*	2,430	84,005
Cognizant Technology Solutions Corp. — Class A*	4,633	83,672
Electronic Arts, Inc.*	5,121	82,141
Harris Corp.	2,148	81,731
BMC Software, Inc.*	2,990	80,461
Altera Corp.	4,740	79,205
Linear Technology Corp.	3,542	78,349
Xilinx, Inc.	4,370	77,873
NetApp, Inc.*	5,263	73,524

		Market
	Shares	Value

Affiliated Computer Services, Inc. — Class A*	1,560	$71,682
Autodesk, Inc.*	3,611	70,956
Nvidia Corp.*	8,570	69,160
Citrix Systems, Inc.*	2,902	68,400
Flir Systems, Inc.*	2,220	68,110
Amphenol Corp.	2,800	67,144
VeriSign, Inc.*	3,093	59,014
KLA-Tencor Corp.	2,690	58,615
Microchip Technology, Inc.	2,900	56,637
Salesforce.com, Inc.*	1,665	53,297
MEMC Electronic Materials, Inc.*	3,580	51,122
Fidelity National Information Services, Inc.	3,032	49,331
Sun Microsystems, Inc.*	11,770	44,961
Total System Services, Inc.	3,140	43,960
Teradata Corp.*	2,810	41,672
Akamai Technologies, Inc.*	2,695	40,668
SanDisk Corp.*	3,613	34,685
LSI Logic Corp.*	10,286	33,841
Lexmark International, Inc.*	1,250	33,625
Molex, Inc.	2,249	32,588
Micron Technology, Inc.*	12,172	32,134
National Semiconductor Corp.	3,106	31,277
QLogic Corp.*	2,040	27,418
Compuware Corp.*	3,930	26,528
Tellabs, Inc.*	6,344	26,137
Jabil Circuit, Inc.	3,360	22,680
Novell, Inc.*	5,512	21,442
Advanced Micro Devices, Inc.*	9,709	20,971
Novellus Systems, Inc.*	1,558	19,226
JDS Uniphase Corp.*	3,504	12,790
Convergys Corp.*	1,951	12,506
Teradyne, Inc.*	2,701	11,398
Ciena Corp.*	1,442	9,661

Total Information Technology		19,186,446

HEALTH CARE 9.7%
Johnson & Johnson, Inc.	44,230	2,646,281
Pfizer, Inc.	107,497	1,903,772
Abbott Laboratories	24,740	1,320,374
Merck & Company, Inc.	33,700	1,024,480
Amgen, Inc.*	16,892	975,513
Wyeth	21,234	796,487
Gilead Sciences, Inc.*	14,661	749,764
Bristol-Myers Squibb Co.	31,568	733,956
Eli Lilly & Co.	15,952	642,387
Medtronic, Inc.	17,830	560,219
Baxter International, Inc.	9,890	530,005

 1

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

UnitedHealth Group, Inc.	19,250	$512,050
Schering-Plough Corp.	25,921	441,435
Celgene Corp.*	7,305	403,820
WellPoint, Inc.*	8,118	342,011
Medco Health Solutions, Inc.*	7,940	332,765
Covidien Ltd.	8,030	291,007
Genzyme Corp.*	4,309	285,988
Becton, Dickinson & Co.	3,879	265,285
Thermo Fisher Scientific, Inc.*	6,698	228,201
Biogen Idec, Inc.*	4,648	221,384
Express Scripts, Inc.*	3,952	217,281
Aetna, Inc.	7,350	209,475
Cardinal Health, Inc.	5,738	197,789
Allergan, Inc.	4,899	197,528
Boston Scientific Corp.*	23,941	185,303
St. Jude Medical, Inc.*	5,483	180,720
McKesson Corp.	4,397	170,296
Stryker Corp.	3,860	154,207
Zimmer Holdings, Inc.*	3,577	144,582
C.R. Bard, Inc.	1,581	133,215
Quest Diagnostics, Inc.	2,528	131,228
Forest Laboratories, Inc.*	4,810	122,511
Laboratory Corporation of America Holdings*	1,720	110,785
Humana, Inc.*	2,687	100,171
AmerisourceBergen Corp.	2,490	88,793
Cephalon, Inc.*	1,090	83,974
DaVita, Inc.*	1,660	82,286
Intuitive Surgical, Inc.*	620	78,734
CIGNA Corp.	4,382	73,837
Varian Medical Systems, Inc.*	1,978	69,309
Hospira, Inc.*	2,546	68,284
DENTSPLY International, Inc.	2,380	67,211
Life Technologies Corp.*	2,750	64,102
Waters Corp.*	1,570	57,541
Mylan Laboratories, Inc.*	4,858	48,046
Millipore Corp.*	884	45,544
Watson Pharmaceuticals, Inc.*	1,670	44,372
IMS Health, Inc.	2,895	43,888
King Pharmaceuticals, Inc.*	3,933	41,768
Coventry Health Care, Inc.*	2,383	35,459
Patterson Companies, Inc.*	1,449	27,169
PerkinElmer, Inc.	1,880	26,151
Tenet Healthcare Corp.*	6,614	7,606

Total Health Care		18,516,349

		Market
	Shares	Value

ENERGY 8.8%
Exxon Mobil Corp.	81,090	$6,473,415
Chevron Corp.	32,390	2,395,888
ConocoPhillips	23,770	1,231,286
Schlumberger Ltd.	19,075	807,445
Occidental Petroleum Corp.	12,910	774,471
Devon Energy Corp.	7,042	462,730
Apache Corp.	5,339	397,916
XTO Energy, Inc.	9,191	324,167
Marathon Oil Corp.	11,246	307,691
Anadarko Petroleum Corp.	7,320	282,186
EOG Resources, Inc.	3,977	264,789
Halliburton Co.	14,257	259,192
Hess Corp.	4,518	242,345
Valero Energy Corp.	8,230	178,097
National-Oilwell Varco, Inc.*	6,652	162,575
Southwestern Energy Co.*	5,476	158,640
Baker Hughes, Inc.	4,908	157,400
Spectra Energy Corp.	9,750	153,465
Chesapeake Energy Corp.	8,622	139,418
Noble Energy, Inc.	2,758	135,749
Murphy Oil Corp.	3,037	134,691
Williams Companies, Inc.	9,227	133,607
Weatherford International Ltd.*	10,856	117,462
Peabody Energy Corp.	4,250	96,687
Noble Corp.	4,210	92,999
El Paso Corp.	11,170	87,461
Range Resources Corp.	2,475	85,115
Consol Energy, Inc.	2,890	82,596
Sunoco, Inc.	1,856	80,662
Smith International, Inc.	3,493	79,955
Cameron International Corp.*	3,503	71,811
ENSCO International, Inc.	2,260	64,161
BJ Services Co.	4,660	54,382
Nabors Industries Ltd.*	4,535	54,284
Cabot Oil & Gas Corp.	1,648	42,848
Pioneer Natural Resources Co.	1,880	30,418
Tesoro Corp.	2,212	29,132
Rowan Companies, Inc.	1,800	28,620
Massey Energy Co.	1,356	18,699

Total Energy		16,694,455

FINANCIALS 8.8%
Wells Fargo & Co.	67,270	1,983,120
JPMorgan Chase & Co.	59,500	1,876,035
Bank of America Corp.	101,930	1,435,174
U.S. Bancorp	27,971	699,555
Goldman Sachs Group, Inc.	7,051	595,034

 2

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Citigroup, Inc.	86,872	$582,911
Bank of New York Mellon Corp.	18,292	518,212
MetLife, Inc.	12,658	441,258
Travelers Companies, Inc.	9,320	421,264
American Express Co.	18,491	343,008
AFLAC, Inc.	7,430	340,591
PNC Financial Services Group, Inc.	6,830	334,670
Chubb Corp.	5,670	289,170
Allstate Corp.	8,550	280,098
Morgan Stanley	16,930	271,557
State Street Corp.	6,891	271,023
BB&T Corp.	8,809	241,895
Charles Schwab Corp.	14,917	241,208
CME Group, Inc.	1,071	222,886
Prudential Financial, Inc.	6,760	204,558
Capital One Financial Corp.	6,242	199,057
Marsh & McLennan Companies, Inc.	8,195	198,893
Aon Corp.	4,300	196,424
Simon Property Group, Inc.	3,597	191,109
Northern Trust Corp.	3,560	185,618
SunTrust Banks, Inc.	5,644	166,724
Loews Corp.	5,767	162,918
Progressive Corp.	10,778	159,622
Public Storage	2,001	159,079
Franklin Resources, Inc.	2,410	153,710
T. Rowe Price Group, Inc.	4,120	146,013
Hudson City Bancorp, Inc.	8,305	132,548
Vornado Realty Trust	2,191	132,227
Equity Residential	4,340	129,419
NYSE Euronext	4,230	115,817
HCP, Inc.	4,028	111,858
Boston Properties, Inc.	1,934	106,370
People’s United Financial, Inc.	5,550	98,956
Unum Group	5,280	98,208
IntercontinentalExchange, Inc.*	1,150	94,806
Principal Financial Group, Inc.	4,135	93,327
Plum Creek Timber Co., Inc. (REIT)	2,660	92,408
Invesco Ltd.	6,140	88,662
Regions Financial Corp.	11,033	87,823
Ameriprise Financial, Inc.	3,445	80,475
Hartford Financial Services Group, Inc.	4,810	78,980
Lincoln National Corp.	4,080	76,867
Fifth Third Bancorp	9,209	76,066
Cincinnati Financial Corp.	2,593	75,379
AvalonBay Communities, Inc.	1,230	74,513

		Market
	Shares	Value

Discover Financial Services	7,642	$72,828
M&T Bank Corp.	1,233	70,787
KeyCorp	7,900	67,308
American International Group, Inc.	42,869	67,304
KIMCO Realty Corp.	3,644	66,612
SLM Corp.*	7,442	66,234
Host Hotels & Resorts, Inc.	8,324	63,013
Moody’s Corp.	3,100	62,279
Torchmark Corp.	1,360	60,792
ProLogis	4,240	58,894
Marshall & Ilsley Corp.	4,150	56,606
Assurant, Inc.	1,880	56,400
Leucadia National Corp.*	2,815	55,737
Nasdaq Stock Market, Inc.*	2,168	53,571
Legg Mason, Inc.	2,254	49,385
Comerica, Inc.	2,402	47,680
Zions Bancorporation	1,842	45,147
Huntington Bancshares, Inc.	5,837	44,711
First Horizon National Corp.	3,269	34,559
CIT Group, Inc.	5,750	26,105
Sovereign Bancorp, Inc.*	8,677	25,857
Federated Investors, Inc. — Class B	1,412	23,948
Janus Capital Group, Inc.	2,520	20,236
Genworth Financial, Inc. — Class A	6,909	19,552
XL Capital Ltd.	5,280	19,536
Apartment Investment & Management Co. — Class A	1,610	18,596
CB Richard Ellis Group, Inc. — Class A*	3,560	15,379
MBIA, Inc.*	3,000	12,210
American Capital Ltd.	3,300	10,692
E*Trade Financial Corp.*	8,976	10,322
Developers Diversified Realty Corp.	1,915	9,345

Total Financials		16,668,728

CONSUMER STAPLES 8.5%
Procter & Gamble Co.	47,600	2,942,632
Wal-Mart Stores, Inc.	35,642	1,998,091
Coca-Cola Co.	31,727	1,436,281
Philip Morris International, Inc.	32,250	1,403,198
PepsiCo, Inc.	24,760	1,356,105
CVS Caremark Corp.	22,897	658,060
Kraft Foods, Inc.	23,420	628,827
Colgate-Palmolive Co.	8,049	551,678
Altria Group, Inc.	32,841	494,585

 3

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Walgreen Co.	15,779	$389,268
Costco Wholesale Corp.	6,890	361,725
Kimberly-Clark Corp.	6,596	347,873
General Mills, Inc.	5,330	323,798
Archer-Daniels-Midland Co.	10,222	294,700
Kroger Co.	10,401	274,690
Sysco Corp.	9,560	219,306
H.J. Heinz Co.	5,022	188,827
Kellogg Co.	4,014	176,014
UST, Inc.	2,364	164,014
Avon Products, Inc.	6,794	163,260
Safeway, Inc.	6,840	162,587
Lorillard, Inc.	2,680	151,018
Clorox Co.	2,207	122,621
ConAgra Foods, Inc.	7,130	117,645
Molson Coors Brewing Co. — Class B	2,370	115,940
Sara Lee Corp.	11,276	110,392
Reynolds American, Inc.	2,700	108,837
Campbell Soup Co.	3,280	98,433
Hershey Co.	2,650	92,061
J.M. Smucker Co.	1,885	81,734
Brown-Forman Corp. — Class B	1,560	80,324
McCormick & Co., Inc.	2,065	65,791
Dr Pepper Snapple Group, Inc.*	4,047	65,764
Coca-Cola Enterprises, Inc.	5,054	60,800
Estee Lauder Companies, Inc. — Class A	1,848	57,214
SUPERVALU, INC.	3,377	49,304
Constellation Brands, Inc. — Class A*	3,096	48,824
Pepsi Bottling Group, Inc.	2,160	48,622
Dean Foods Co.*	2,461	44,224
Tyson Foods, Inc. — Class A	4,816	42,188
Whole Foods Market, Inc.	2,240	21,146

Total Consumer Staples		16,118,401

INDUSTRIALS 7.3%
General Electric Co.	167,442	2,712,560
United Parcel Service, Inc. — Class B	15,860	874,838
United Technologies Corp.	15,150	812,040
3M Co.	11,040	635,242
Boeing Co.	11,680	498,386
Emerson Electric Co.	12,220	447,374
Lockheed Martin Corp.	5,309	446,381
Caterpillar, Inc.	9,620	429,725
Union Pacific Corp.	8,080	386,224
Honeywell International, Inc.	11,570	379,843

		Market
	Shares	Value

General Dynamics Corp.	6,220	$358,210
Burlington Northern Santa Fe Corp.	4,480	339,181
Raytheon Co.	6,600	336,864
FedEx Corp.	4,956	317,927
Norfolk Southern Corp.	5,910	278,066
Deere & Co.	6,807	260,844
Waste Management, Inc.	7,815	258,989
Northrop Grumman Corp.	5,210	234,658
Danaher Corp.	4,073	230,573
Illinois Tool Works, Inc.	6,280	220,114
CSX Corp.	6,290	204,236
Paccar, Inc.	5,780	165,308
Tyco International Ltd.	7,534	162,734
CH Robinson Worldwide, Inc.	2,700	148,581
L-3 Communications Holdings, Inc.	1,900	140,182
ITT Corporation	2,898	133,279
Precision Castparts Corp.	2,222	132,165
Eaton Corp.	2,630	130,737
Fluor Corp.	2,900	130,123
Republic Services, Inc.	5,120	126,925
Expeditors International of Washington, Inc.	3,380	112,453
Parker Hannifin Corp.	2,570	109,328
Southwest Airlines Co.	11,797	101,690
Rockwell Collins, Inc.	2,530	98,898
Dover Corp.	2,970	97,772
Jacobs Engineering Group, Inc.*	1,962	94,372
Ingersoll-Rand Co. — Class A	5,075	88,051
Cummins, Inc.	3,210	85,803
Pitney Bowes, Inc.	3,290	83,829
W.W. Grainger, Inc.	1,032	81,363
Cooper Industries Ltd. — Class A	2,756	80,558
Rockwell Automation, Inc.	2,260	72,862
Goodrich Corp.	1,960	72,559
Fastenal Co.	2,061	71,826
Stericycle, Inc.*	1,360	70,829
Dun & Bradstreet Corp.	860	66,392
Iron Mountain, Inc.*	2,661	65,807
Masco Corp.	5,741	63,897
Avery Dennison Corp.	1,704	55,772
Pall Corp.	1,880	53,448
Textron, Inc.	3,850	53,400
Equifax, Inc.	2,010	53,305
Robert Half International, Inc.	2,470	51,425
Cintas Corp.	2,098	48,737
Flowserve Corp.	900	46,350
RR Donnelley & Sons Co.	3,270	44,407

 4

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Ryder System, Inc.	888	$34,437
Monster Worldwide, Inc.*	1,971	23,829
Manitowoc Co., Inc.	2,080	18,013

Total Industrials		13,933,721

CONSUMER DISCRETIONARY 5.5%
McDonald’s Corp.	17,770	1,105,116
Comcast Corp. — Class A	45,910	774,961
Walt Disney Co.	29,510	669,582
Home Depot, Inc.	27,028	622,185
Time Warner, Inc.	57,194	575,372
Lowe’s Companies, Inc.	23,370	502,922
Target Corp.	12,005	414,533
News Corp. — Class A	36,661	333,248
Nike, Inc. — Class B	6,255	319,005
Amazon.com, Inc.*	5,131	263,118
Yum! Brands, Inc.	7,380	232,470
Staples, Inc.	11,377	203,876
DIRECTV Group, Inc.*	8,710	199,546
Viacom, Inc. — Class B*	9,790	186,597
Kohl’s Corp.*	4,854	175,715
Johnson Controls, Inc.	9,478	172,120
Carnival Corp.	6,970	169,510
Best Buy Company, Inc.	5,388	151,457
TJX Companies, Inc.	6,640	136,585
Omnicom Group, Inc.	4,960	133,523
Apollo Group, Inc. — Class A*	1,703	130,484
H&R Block, Inc.	5,408	122,870
McGraw-Hill Companies, Inc.	5,020	116,414
Starbucks Corp.*	11,727	110,937
Coach, Inc.*	5,210	108,212
Bed Bath & Beyond, Inc.*	4,134	105,086
The Gap, Inc.	7,441	99,635
Fortune Brands, Inc.	2,385	98,453
Genuine Parts Co.	2,540	96,164
Sherwin-Williams Co.	1,570	93,807
Mattel, Inc.	5,720	91,520
Marriott International, Inc. — Class A	4,680	91,026
CBS Corp.	10,837	88,755
Ford Motor Co.*	38,083	87,210
AutoZone, Inc.*	610	85,077
VF Corp.	1,404	76,897
J.C. Penney Company, Inc.	3,537	69,679
Macy’s, Inc.	6,710	69,448
Harley-Davidson, Inc.	3,710	62,959
Darden Restaurants, Inc.	2,210	62,278
Family Dollar Stores, Inc.	2,230	58,136
Hasbro, Inc.	1,980	57,757
GameStop Corp. — Class A*	2,606	56,446

		Market
	Shares	Value

International Game Technology, Inc.	4,700	$55,883
Starwood Hotels & Resorts Worldwide, Inc.	2,920	52,268
Whirlpool Corp.	1,170	48,379
Tiffany & Co.	1,962	46,362
Limited Brands, Inc.	4,320	43,373
Newell Rubbermaid, Inc.	4,416	43,188
Stanley Works	1,260	42,966
Wynn Resorts Ltd.*	980	41,415
Polo Ralph Lauren Corp.	900	40,869
Black & Decker Corp.	960	40,138
Washington Post Co. — Class B	100	39,025
Leggett & Platt, Inc.	2,490	37,823
Pulte Homes, Inc.	3,404	37,206
Snap-On, Inc.	920	36,230
Sears Holdings Corp.*	890	34,594
Nordstrom, Inc.	2,540	33,807
Abercrombie & Fitch Co. — Class A	1,385	31,952
Scripps Networks Interactive, Inc.	1,440	31,680
General Motors Corp.	9,740	31,168
D.R. Horton, Inc.	4,390	31,037
Interpublic Group of Companies, Inc.*	7,596	30,080
Gannett Co., Inc.	3,643	29,144
Eastman Kodak Co.	4,280	28,162
Expedia, Inc.*	3,339	27,513
RadioShack Corp.	1,990	23,761
Goodyear Tire & Rubber Co.*	3,847	22,967
Centex Corp.	1,983	21,099
Lennar Corp. — Class A	2,253	19,534
Big Lots, Inc.*	1,310	18,982
Wyndham Worldwide Corp.	2,830	18,537
AutoNation, Inc.*	1,724	17,033
KB HOME	1,195	16,276
Harman International Industries, Inc.	930	15,559
New York Times Co. — Class A	1,855	13,597
Office Depot, Inc.*	4,376	13,040
Meredith Corp.	580	9,930
Jones Apparel Group, Inc.	1,330	7,794

Total Consumer Discretionary		10,513,062

UTILITIES 2.8%
Exelon Corp.	10,488	583,238
Southern Co.	12,342	456,654
Dominion Resources, Inc.	9,263	331,986

 5

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

FPL Group, Inc.	6,520	$328,152
Duke Energy Corp.	20,172	302,782
Entergy Corp.	3,020	251,053
FirstEnergy Corp.	4,857	235,953
Public Service Enterprise Group, Inc.	8,070	235,402
PG&E Corp.	5,761	223,008
American Electric Power Company, Inc.	6,433	214,090
PPL Corp.	5,972	183,281
Consolidated Edison, Inc.	4,356	169,579
Progress Energy, Inc.	4,196	167,211
Edison International	5,202	167,088
Sempra Energy	3,890	165,831
Xcel Energy, Inc.	7,153	132,688
Ameren Corp.	3,369	112,053
DTE Energy Co.	2,596	92,599
Allegheny Energy, Inc.	2,696	91,287
Questar Corp.	2,770	90,551
AES Corp.*	10,723	88,357
Wisconsin Energy Corp.	1,855	77,873
Constellation Energy Group, Inc.	2,848	71,456
Equitable Resources, Inc.	2,090	70,119
CenterPoint Energy, Inc.	5,491	69,296
SCANA Corp.	1,870	66,572
Pepco Holdings, Inc.	3,450	61,272
Integrys Energy Group, Inc.	1,220	52,436
Pinnacle West Capital Corp.	1,610	51,729
NiSource, Inc.	4,363	47,862
TECO Energy, Inc.	3,388	41,842
CMS Energy Corp.	3,605	36,447
Nicor, Inc.	715	24,839
Dynegy Inc.*	8,062	16,124

Total Utilities		5,310,710

TELECOMMUNICATION SERVICES 2.5%
AT&T, Inc.	93,945	2,677,432
Verizon Communications, Inc.	45,283	1,535,094
American Tower Corp. — Class A*	6,327	185,508
Qwest Communications International, Inc.	23,360	85,030
Sprint Nextel Corp.*	45,546	83,349
Embarq Corp.	2,269	81,593
Windstream Corp.	7,004	64,437
CenturyTel, Inc.	1,600	43,728

		Market
	Shares	Value

Frontier Communications Corp.	4,970	$43,438

Total Telecommunication Services		4,799,609

MATERIALS 2.0%
Monsanto Co.	8,732	614,296
E.I. du Pont de Nemours and Co.	14,378	363,763
Newmont Mining Corp.	7,250	295,075
Praxair, Inc.	4,920	292,051
Nucor Corp.	5,010	231,462
Dow Chemical Co.	14,723	222,170
Air Products & Chemicals, Inc.	3,340	167,902
Freeport-McMoRan Copper & Gold, Inc.	6,020	147,129
Alcoa, Inc.	12,760	143,678
Rohm & Haas Co.	1,986	122,715
Vulcan Materials Co.	1,755	122,113
PPG Industries, Inc.	2,620	111,167
Weyerhaeuser Co.	3,370	103,156
Ecolab, Inc.	2,670	93,850
Sigma-Aldrich Corp.	1,997	84,353
International Paper Co.	6,820	80,476
Owens-Illinois, Inc.*	2,660	72,698
United States Steel Corp.	1,850	68,820
Ball Corp.	1,510	62,801
Pactiv Corp.*	2,097	52,173
CF Industries Holdings, Inc.	909	44,686
Allegheny Technologies, Inc.	1,540	39,316
Sealed Air Corp.	2,523	37,694
Bemis Co.	1,586	37,556
International Flavors & Fragrances, Inc.	1,248	37,090
Eastman Chemical Co.	1,160	36,784
MeadWestvaco Corp.	2,719	30,426
AK Steel Holding Corp.	1,790	16,683
Titanium Metals Corp.	1,358	11,964

Total Materials		3,744,047

Total Common Stocks (Cost $148,006,590)		125,485,528

 6

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 36.7%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	45,658,633	$45,658,633
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	22,328,107	22,328,107
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	1,824,482	1,824,482

Total Repurchase Agreements (Cost $69,811,222)		69,811,222

Total Investments 102.7% (Cost $217,817,812)		$195,296,750

Liabilities in Excess of Other Assets – (2.7)%		$(5,044,739)

Net Assets – 100.0%		$190,252,011

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
March 2009 S&P500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $45,835,450)	1,018	$901,186

	Units

Equity Index Swap Agreements
Goldman Sachs International January 2009 S&P500 Index Swap, Terminating 01/08/09**
(Notional Market Value $18,662,404)	20,661	$748,049

*	Non-Income Producing Security.

**	Total Return based on S&P 500 Index +/- financing at a

Variable rate.

REIT – Real Estate Investment Trust

 7

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.4%

CONSUMER STAPLES 25.4%
Procter & Gamble Co.	126,600	$7,826,412
Wal-Mart Stores, Inc.	95,900	5,376,154
Unilever NV	138,069	3,389,594
Colgate-Palmolive Co.	48,700	3,337,898
Kraft Foods, Inc.	122,283	3,283,298
Kimberly-Clark Corp.	50,348	2,655,353
CVS Caremark Corp.	76,400	2,195,736
Clorox Co.	29,582	1,643,576
General Mills, Inc.	26,900	1,634,175
Walgreen Co.	65,600	1,618,352
Costco Wholesale Corp.	30,600	1,606,500
Kroger Co.	57,600	1,521,216
Archer-Daniels-Midland Co.	51,700	1,490,511
Kellogg Co.	30,500	1,337,425
Safeway, Inc.	50,100	1,190,877
Sysco Corp.	50,700	1,163,058
Church & Dwight Co., Inc.	19,743	1,107,977
Cadbury PLC — SP ADR	27,386	976,859
H.J. Heinz Co.	25,100	943,760
Energizer Holdings, Inc.*	17,100	925,794
Campbell Soup Co.	29,084	872,811
ConAgra Foods, Inc.	36,000	594,000
Sara Lee Corp.	56,900	557,051
SUPERVALU, INC.	35,500	518,300
BJ’s Wholesale Club, Inc.*	14,900	510,474
Bunge Ltd.	9,800	507,346
Hershey Co.	13,800	479,412
Ruddick Corp.	14,600	403,690
WD-40 Co.	13,264	375,239
Winn-Dixie Stores, Inc.*	23,300	375,130
Casey’s General Stores, Inc.	15,900	362,043
Hormel Foods Corp.	10,741	333,830
McCormick & Co., Inc.	9,800	312,228
Whole Foods Market, Inc.	31,100	293,584
United Natural Foods, Inc.*	16,300	290,466

Total Consumer Staples		52,010,129

HEALTH CARE 24.8%
Genentech, Inc.*	77,500	6,425,525
Amgen, Inc.*	91,500	5,284,125
Gilead Sciences, Inc.*	95,200	4,868,528
Celgene Corp.*	59,500	3,289,160
Genzyme Corp.*	42,400	2,814,088
Biogen Idec, Inc.*	54,200	2,581,546
Johnson & Johnson, Inc.	29,800	1,782,934
Cephalon, Inc.*	21,000	1,617,840

		Market
	Shares	Value

Novartis AG — SP ADR	32,000	$1,592,320
Pfizer, Inc.	85,300	1,510,663
Vertex Pharmaceuticals, Inc.*	49,400	1,500,772
GlaxoSmithKline PLC — SP ADR	36,200	1,349,174
Sanofi-Aventis — SP ADR	40,200	1,292,832
Abbott Laboratories	23,600	1,259,532
Myriad Genetics, Inc.*	17,800	1,179,428
Merck & Company, Inc.	37,800	1,149,120
Alexion Pharmaceuticals, Inc.*	30,500	1,103,795
AstraZeneca PLC — SP ADR	26,000	1,066,780
OSI Pharmaceuticals, Inc.*	26,200	1,023,110
Onyx Pharmaceuticals, Inc.*	29,600	1,011,136
Wyeth	26,000	975,260
Eli Lilly & Co.	23,900	962,453
Bristol-Myers Squibb Co.	40,100	932,325
BioMarin Pharmaceuticals, Inc.*	52,000	925,600
Teva Pharmaceutical Industries Ltd. — SP ADR	18,700	796,059
Schering-Plough Corp.	41,900	713,557
United Therapeutics Corp.*	10,800	675,540
Allergan, Inc.	13,100	528,192
Shire PLC — SP ADR	9,200	411,976

Total Health Care		50,623,370

UTILITIES 16.2%
Questar Corp.	62,715	2,050,153
Equitable Resources, Inc.	56,333	1,889,972
Dominion Resources, Inc.	48,790	1,748,634
Public Service Enterprise Group, Inc.	51,606	1,505,347
PG&E Corp.	37,997	1,470,864
Oneok, Inc.	46,850	1,364,272
UGI Corp.	54,717	1,336,189
AGL Resources, Inc.	40,914	1,282,654
Sempra Energy	29,255	1,247,141
Consolidated Edison, Inc.	31,624	1,231,122
Piedmont Natural Gas Co.	38,474	1,218,472
National Fuel Gas Co.	38,226	1,197,621
Atmos Energy Corp.	49,885	1,182,274
Energen Corp.	38,550	1,130,671
Xcel Energy, Inc.	60,600	1,124,130
New Jersey Resources Corp.	28,136	1,107,152
WGL Holdings, Inc.	32,922	1,076,220
Ameren Corp.	31,249	1,039,342
DTE Energy Co.	26,173	933,591
Nicor, Inc.	25,546	887,468
Wisconsin Energy Corp.	20,390	855,972

 1

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Northwest Natural Gas Co.	18,954	$838,335
CenterPoint Energy, Inc.	64,896	818,987
SCANA Corp.	22,781	811,004
NSTAR	21,680	791,103
Laclede Group, Inc.	16,844	788,973
Puget Energy, Inc.	26,391	719,683
Integrys Energy Group, Inc.	16,255	698,640
Alliant Energy Corp.	23,811	694,805

Total Utilities		33,040,791

CONSUMER DISCRETIONARY 15.7%
Apollo Group, Inc. — Class A*	64,700	4,957,314
H&R Block, Inc.	185,400	4,212,288
DeVry, Inc.	49,900	2,864,759
ITT Educational Services, Inc.*	29,100	2,763,918
Strayer Education, Inc.	11,700	2,508,597
Weight Watchers International, Inc.	74,398	2,188,789
Career Education Corp.*	101,400	1,819,116
Corinthian Colleges, Inc.*	104,300	1,707,391
Service Corporation International	307,900	1,530,263
Hillenbrand, Inc.	89,137	1,486,805
Capella Education Co.*	24,600	1,445,496
Matthews International Corp. — Class A	39,000	1,430,520
American Public Education, Inc.*	29,400	1,093,386
Sotheby’s	119,800	1,065,022
K12 Inc.*	56,405	1,057,594

Total Consumer Discretionary		32,131,258

TELECOMMUNICATION SERVICES 8.2%
AT&T, Inc.	155,200	4,423,200
Verizon Communications, Inc.	100,800	3,417,120
Deutsche Telekom AG — SP ADR	192,600	2,946,780
Qwest Communications International, Inc.	249,400	907,816
Embarq Corp.	22,600	812,696
Windstream Corp.	76,100	700,120
Tele Norte Leste Participacoes SA — ADR	45,600	634,752
CenturyTel, Inc.	21,000	573,930
Frontier Communications Corp.	64,500	563,730

		Market
	Shares	Value

tw telecom Inc.*	47,500	$402,325
NTELOS Holdings Corp.	14,800	364,968
Level 3 Communications, Inc.*	447,400	313,180
Cbeyond, Inc.*	14,700	234,906
Global Crossing*	29,300	232,642
Iowa Telecommunications Services, Inc.	15,600	222,768

Total Telecommunication Services		16,750,933

INDUSTRIALS 8.1%
Delta Air Lines, Inc.*	245,816	2,817,051
Southwest Airlines Co.	294,315	2,536,995
AMR Corp.*	159,282	1,699,539
Continental Airlines, Inc. — Class B*	77,750	1,404,165
JetBlue Airways Corp.*	197,284	1,400,716
UAL Corp.*	107,625	1,186,028
SkyWest, Inc.	55,430	1,030,998
Alaska Air Group, Inc.*	34,650	1,013,513
Allegiant Travel Co.*	20,050	973,829
Copa Holdings SA	30,997	939,829
US Airways Group, Inc.*	120,607	932,292
AirTran Holdings, Inc.*	155,787	691,694

Total Industrials		16,626,649

Total Common Stocks (Cost $199,119,368)		201,183,130

Total Investments 98.4% (Cost $199,119,368)		$201,183,130

Other Assets in Excess of Liabilities – 1.6%		$3,211,420

Net Assets – 100.0%		$204,394,550

*	Non-Income Producing Security.

ADR – American Depository Receipt

 2

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.4%

INFORMATION TECHNOLOGY 26.3%
Intevac, Inc.*	13,812	$70,027
Heartland Payment Systems, Inc.	3,397	59,447
j2 Global Communications, Inc.*	2,956	59,238
Hittite Microwave Corp.*	1,967	57,948
InfoSpace, Inc.	7,579	57,221
Quality Systems, Inc.	1,258	54,874
Epicor Software Corp.*	11,343	54,446
Wright Express Corp.*	4,288	54,029
DealerTrack Holdings, Inc.*	4,312	51,270
Pericom Semiconductor Corp.*	9,030	49,484
Perficient, Inc.*	10,275	49,114
The Knot, Inc.*	5,890	49,005
United Online, Inc.	7,892	47,904
Cybersource Corp.*	3,950	47,361
Kulicke & Soffa Industries, Inc.*	26,200	44,540
Smith Micro Software, Inc.*	7,989	44,419
MKS Instruments, Inc.*	2,950	43,631
Bankrate, Inc.*	1,131	42,978
Micrel, Inc.	5,740	41,959
Plexus Corp.*	2,320	39,324
ATMI, Inc.*	2,460	37,958
Netgear, Inc.*	3,209	36,615
Electro Scientific Industries, Inc.*	5,300	35,987
Blackbaud, Inc.	2,623	35,411
Park Electrochemical Corp.	1,850	35,076
Websense, Inc.*	2,161	32,350
Concur Technologies, Inc.*	963	31,606
Comtech Telecommunications Corp.*	683	31,295
Diodes, Inc.*	5,140	31,148
EPIQ Systems, Inc.*	1,811	30,262
Faro Technologies, Inc.*	1,777	29,960
Daktronics, Inc.	3,124	29,241
Varian Semiconductor Equipment Associates, Inc.*	1,610	29,173
TTM Technologies, Inc.*	5,580	29,072
Bel Fuse, Inc. — Class B	1,260	26,712
ViaSat, Inc.*	931	22,418
Micros Systems, Inc.*	1,129	18,425
CACI International, Inc. — Class A*	399	17,991

		Market
	Shares	Value

Synaptics, Inc.*	1,040	$17,222
Stratasys, Inc.*	1,520	16,340
Integral Systems, Inc.*	1,220	14,701
Cymer, Inc.*	660	14,461
Tyler Technologies, Inc.*	1,165	13,957

Total Information Technology		1,635,600

CONSUMER DISCRETIONARY 19.6%
NutriSystem, Inc.	5,136	74,934
Stamps.com, Inc.*	7,611	74,816
True Religion Apparel, Inc.*	5,914	73,570
CROCS, Inc.*	52,022	64,507
Shuffle Master, Inc.*	12,847	63,721
Ruth’s Chris Steak House*	43,460	59,975
PetMed Express, Inc.*	3,084	54,371
Pool Corp.	2,617	47,027
Zumiez, Inc.*	5,302	39,500
Pre-Paid Legal Services, Inc.*	1,048	39,080
Cracker Barrel Old Country Store, Inc.	1,880	38,709
Volcom, Inc.*	3,231	35,218
Deckers Outdoor Corp.*	420	33,545
Panera Bread Co. — Class A*	640	33,434
K-Swiss, Inc. — Class A	2,795	31,863
WMS Industries, Inc.*	1,170	31,473
Hibbett Sports Inc.*	1,871	29,393
Meritage Homes Corp.*	2,342	28,502
Jos. A. Bank Clothiers, Inc.*	1,067	27,902
Dress Barn, Inc.*	2,593	27,849
Drew Industries, Inc.*	2,232	26,784
Children’s Place Retail Stores, Inc.*	1,170	25,366
Papa John’s International, Inc.*	1,359	25,046
Tractor Supply Co.*	662	23,925
Maidenform Brands, Inc.*	2,350	23,853
Capella Education Co.*	398	23,386
Universal Technical Institute, Inc.*	1,311	22,510
Monarch Casino & Resort, Inc.*	1,853	21,587
CEC Entertainment, Inc.*	890	21,583
Fossil, Inc.*	1,235	20,625
P.F. Chang’s China Bistro, Inc.*	824	17,255
Coinstar, Inc.*	869	16,954
Gymboree Corp.*	637	16,619
HSN, Inc.*	1,850	13,450

 1

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Carter’s, Inc.*	630	$12,134

Total Consumer Discretionary		1,220,466

HEALTH CARE 15.6%
Palomar Medical Technologies, Inc.*	6,943	80,053
Viropharma, Inc.*	5,760	74,995
Cubist Pharmaceuticals, Inc.*	3,010	72,722
LCA-Vision, Inc.	16,845	69,233
inVentiv Health, Inc.*	4,802	55,415
Martek Biosciences Corp.	1,785	54,103
Magellan Health Services, Inc.*	1,310	51,300
Catalyst Health Solutions, Inc.*	1,812	44,122
Healthways, Inc.*	3,602	41,351
Chemed Corp.	980	38,975
Immucor, Inc.*	1,450	38,541
Meridian Bioscience, Inc.	1,360	34,639
LHC Group, Inc.*	869	31,284
Integra LifeSciences Holdings Corp.*	753	26,784
Dionex Corp.*	582	26,103
Natus Medical, Inc.*	1,810	23,439
Abaxis, Inc.*	1,462	23,436
Molina Healthcare, Inc.*	1,226	21,590
ArthroCare Corp.*	4,460	21,274
Amedisys, Inc.*	508	21,001
Symmetry Medical, Inc.*	2,590	20,642
Pediatrix Medical Group, Inc.*	604	19,147
Air Methods Corp.*	1,184	18,932
ICU Medical, Inc.*	528	17,498
Salix Pharmaceuticals Ltd.*	1,830	16,159
AmSurg Corp.*	664	15,498
SurModics, Inc.*	417	10,537

Total Health Care		968,773

INDUSTRIALS 11.3%
Ceradyne, Inc.*	2,943	59,772
Viad Corp.	2,080	51,459
Landstar System, Inc.	1,267	48,691
Actuant Corp. — Class A	2,540	48,311
Astec Industries, Inc.*	1,330	41,669
SkyWest, Inc.	2,000	37,200
Mueller Industries, Inc.	1,300	32,604
Toro Co.	983	32,439
Geo Group, Inc.*	1,694	30,543
Knight Transportation, Inc.	1,771	28,549

		Market
	Shares	Value

Forward Air Corp.	1,174	$28,493
Gardner Denver, Inc.*	1,130	26,374
II-VI, Inc.*	1,290	24,626
Teledyne Technologies, Inc.*	530	23,612
Orbital Sciences Corp.*	1,172	22,889
Heartland Express, Inc.	1,403	22,111
Old Dominion Freight Line, Inc.*	770	21,914
Curtiss-Wright Corp.	649	21,670
SYKES Enterprises, Inc.*	1,120	21,414
Simpson Manufacturing Co., Inc.	753	20,903
Axsys Technologies, Inc.*	377	20,682
AAR Corp.*	1,067	19,644
Watson Wyatt & Co. Holdings	360	17,215

Total Industrials		702,784

ENERGY 10.3%
Basic Energy Services, Inc.*	5,453	71,107
Petroleum Development Corp.*	2,482	59,742
St. Mary Land & Exploration Co.	2,697	54,776
Hornbeck Offshore Services, Inc.*	2,942	48,072
Superior Well Services, Inc.*	4,434	44,340
Swift Energy Co.*	2,420	40,680
Oil States International, Inc.*	2,089	39,043
Penn Virginia Corp.	1,477	38,372
ION Geophysical Corp.*	9,650	33,100
Petroquest Energy, Inc.*	4,740	32,042
Tetra Technologies, Inc.*	6,260	30,424
SEACOR Holdings, Inc.*	380	25,327
NATCO Group, Inc.*	1,650	25,047
CARBO Ceramics, Inc.	692	24,587
Dril-Quip, Inc.*	1,174	24,079
Lufkin Industries, Inc.	690	23,805
Pioneer Drilling Co.*	4,180	23,283

Total Energy		637,826

FINANCIALS 8.8%
TradeStation Group, Inc.*	11,749	75,781
Greenhill & Company, Inc.	933	65,095
optionsXpress Holdings, Inc.	3,966	52,986
Wilshire Bancorp, Inc.	5,579	50,657
Portfolio Recovery Associates, Inc.*	1,092	36,953
East-West Bancorp, Inc.	2,040	32,579

 2

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

American Physicians Capital, Inc.	660	$31,746
Nara Bancorp, Inc.	2,991	29,402
Amerisafe, Inc.*	1,420	29,153
Cascade Bancorp.	4,250	28,687
Signature Bank*	940	26,969
World Acceptance Corp.*	1,344	26,557
PrivateBancorp, Inc.	811	26,325
First Cash Financial Services, Inc.*	1,110	21,157
Stifel Financial Corp.*	320	14,672

Total Financials		548,719

CONSUMER STAPLES 3.4%
Mannatech, Inc.	22,134	54,228
Darling International, Inc.*	6,330	34,752
Green Mountain Coffee Roasters, Inc.*	798	30,883
Spartan Stores, Inc.	1,160	26,970
Diamond Foods, Inc.	1,246	25,107
Chattem, Inc.*	323	23,104
Boston Beer Co., Inc. — Class A*	605	17,182

Total Consumer Staples		212,226

MATERIALS 3.1%
A.M. Castle & Co.	5,040	54,583
Eagle Materials, Inc.	2,340	43,080
Brush Engineered Materials, Inc.*	3,185	40,513
Headwaters, Inc.*	3,923	26,480
Balchem Corp.	689	17,163
Deltic Timber Corp.	289	13,222

Total Materials		195,041

Total Common Stocks (Cost $5,546,855)		6,121,435

	Face
	Amount

REPURCHASE AGREEMENTS 2.4%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	97,414	97,414

	Face	Market
	Amount	Value

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	47,638	$47,638
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	3,892	3,892

Total Repurchase Agreements (Cost $148,944)		148,944

Total Investments 100.8% (Cost $5,695,799)		$6,270,379

Liabilities in Excess of Other Assets – (0.8)%		$(51,546)

Net Assets – 100.0%		$6,218,833

*	Non-Income Producing Security.

 3

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 107.7%

CONSUMER DISCRETIONARY 44.1%
Champion Enterprises, Inc.*	283,078	$158,524
Standard Motor Products, Inc.	44,510	154,005
Lithia Motors, Inc. — Class A	42,414	138,270
Brunswick Corp.	25,257	106,332
AH Belo Corp. — Class A	47,056	102,582
OfficeMax Inc.	13,145	100,428
Sonic Automotive, Inc.	24,413	97,164
Bassett Furniture Industries, Inc.	27,352	91,629
Oxford Industries, Inc.	9,858	86,455
EW Scripps Co. — Class A	36,498	80,661
Stein Mart, Inc.*	71,168	80,420
O’Charleys, Inc.	38,521	77,042
Ruby Tuesday, Inc.*	48,803	76,133
Group 1 Automotive, Inc.	6,576	70,823
Big 5 Sporting Goods Corp.	12,780	66,584
Liz Claiborne, Inc.	25,080	65,208
MarineMax, Inc.*	18,631	63,159
PEP Boys-Manny Moe & Jack	13,203	54,528
Christopher & Banks Corp.	9,673	54,169
Brown Shoe Company, Inc.	6,052	51,260
Tuesday Morning Corp.*	31,085	50,669
Stage Stores, Inc.	5,390	44,467
Quiksilver, Inc.*	23,590	43,406
Live Nation, Inc.*	7,558	43,383
Perry Ellis International, Inc.*	6,629	42,028
Standard-Pacific Corp.*	22,453	39,966
Spartan Motors, Inc.	7,540	35,664
Ethan Allen Interiors, Inc.	2,430	34,919
Zale Corp.*	8,703	28,981
La-Z-Boy, Inc.	13,333	28,933
Russ Berrie & Company, Inc.*	9,678	28,744
Arctic Cat, Inc.	5,965	28,572
DineEquity, Inc.	2,290	26,472
Tween Brands, Inc.*	5,970	25,790
Superior Industries International, Inc.	2,418	25,437
Hillenbrand, Inc.	1,190	19,849
National Presto Industries, Inc.	253	19,481
Men’s Wearhouse, Inc.	1,260	17,060

Total Consumer Discretionary		2,359,197

		Market
	Shares	Value

FINANCIALS 35.7%
National Financial Partners Corp.	54,016	$164,209
Guaranty Financial Group, Inc.*	49,913	130,273
Flagstar Bancorp, Inc.*	156,030	110,781
BankAtlantic Bancorp, Inc. — Class A	18,506	107,335
Sterling Savings Bank	9,751	85,809
Stewart Information Services Corp.	3,238	76,061
Corus Bankshares, Inc.	67,794	75,251
Pennsylvania Real Estate Investment Trust	9,864	73,487
Colonial Properties Trust	7,963	66,332
Frontier Financial Corp.	14,804	64,545
Irwin Financial Corp.*	47,508	61,285
Kite Realty Group Trust	8,802	48,939
Anchor BanCorp Wisconsin, Inc.	17,724	48,918
Cedar Shopping Centers, Inc.	6,510	46,091
DiamondRock Hospitality Co.	8,937	45,311
Parkway Properties, Inc.	2,269	40,842
BioMed Realty Trust, Inc.	3,357	39,344
Lexington Realty Trust	7,640	38,200
Independent Bank Corp.	15,086	32,586
National Retail Properties, Inc.	1,868	32,111
Susquehanna Bancshares, Inc.	2,006	31,915
Senior Housing Properties Trust	1,743	31,235
Post Properties, Inc.	1,890	31,185
South Financial Group, Inc.	7,042	30,421
Extra Space Storage, Inc.	2,650	27,348
Sovran Self Storage, Inc.	752	27,072
Whitney Holding Corp.	1,682	26,895
Entertainment Properties Trust	901	26,850
Umpqua Holding Corp.	1,732	25,062
LTC Properties, Inc.	1,209	24,518
Kilroy Realty Corp.	710	23,757
Inland Real Estate Corp.	1,673	21,715
Home Properties, Inc.	531	21,559
Provident Bankshares Corp.	2,227	21,513
First Midwest Bancorp, Inc.	1,008	20,130
Presidential Life Corp.	1,981	19,592
Delphi Financial Group, Inc. — Class A	1,010	18,624

 1

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

Franklin Street Properties Corp., Inc.	1,240	$18,290
Brookline Bancorp, Inc.	1,601	17,051
Eastgroup Properties, Inc.	450	16,011
Mid-America Apartment Communities, Inc.	426	15,830
Urstadt Biddle Properties, Inc.	928	14,783
Acadia Realty Trust	880	12,558

Total Financials		1,911,624

INFORMATION TECHNOLOGY 12.3%
Insight Enterprises, Inc.*	13,381	92,329
Technitrol, Inc.	24,461	85,124
Keithley Instruments, Inc.	23,003	83,961
SYNNEX Corp.*	6,495	73,588
Gevity HR, Inc.	42,143	63,636
Agilysys, Inc.	9,468	40,618
Gerber Scientific, Inc.*	7,714	39,419
Brightpoint, Inc.*	8,990	39,106
Startek, Inc.*	8,176	36,383
Axcelis Technologies, Inc.*	68,192	34,778
Cypress Semiconductor Corp.*	4,300	19,221
Hutchinson Technology, Inc.*	5,450	18,966
Rudolph Technologies, Inc.*	4,958	17,502
CTS Corp.	1,992	10,976

Total Information Technology		655,607

INDUSTRIALS 8.4%
Bowne & Company, Inc.	11,474	67,467
Spherion Corp.*	29,792	65,840
Volt Information Sciences, Inc.*	5,845	42,259
John Bean Technologies Corp.	4,610	37,664
Wabash National Corp.	8,367	37,652
CDI Corp.	2,868	37,112
Standard Register Co.	3,923	35,032
Briggs & Stratton Corp.	1,698	29,868
Apogee Enterprises, Inc.	2,370	24,553
Consolidated Graphics, Inc.*	900	20,376
C&D Technologies, Inc.*	5,815	18,201
Barnes Group, Inc.	1,130	16,385
Baldor Electric Co.	840	14,994

Total Industrials		447,403

MATERIALS 3.6%
Neenah Paper, Inc.	6,359	56,214
Quaker Chemical Corp.	2,635	43,346
PolyOne Corp.*	8,302	26,151

		Market
	Shares	Value

Myers Industries, Inc.	3,060	$24,480
A. Schulman, Inc.	1,431	24,327
Buckeye Technologies, Inc.*	4,530	16,489

Total Materials		191,007

CONSUMER STAPLES 1.5%
Great Atlantic & Pacific Tea Company, Inc*	7,713	48,361
Andersons, Inc.	2,040	33,619

Total Consumer Staples		81,980

UTILITIES 1.3%
Atmos Energy Corp.	934	22,136
Central Vermont Public Service Corp.	725	17,298
UIL Holding Corp.	573	17,207
CH Energy Group, Inc.	266	13,670

Total Utilities		70,311

TELECOMMUNICATION SERVICES 0.8%
Fairpoint Communications, Inc.	12,930	42,410

Total Telecommunication Services		42,410

Total Common Stocks (Cost $5,341,661)		5,759,539

	Face
	Amount

REPURCHASE AGREEMENTS 3.7%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	127,758	127,758
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	62,477	62,477
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	5,105	5,105

Total Repurchase Agreements (Cost $195,340)		195,340

Total Investments 111.4% (Cost $5,537,001)		$5,954,879

Liabilities in Excess of Other Assets – (11.4)%		$(608,846)

Net Assets – 100.0%		$5,346,033

*	Non-Income Producing Security.

 2

STRENGTHENING DOLLAR 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 84.6%
Federal Home Loan Bank*
3.05% due 04/01/09	$25,000,000	$24,811,493
3.10% due 01/12/09	15,000,000	14,987,083

Total Federal Agency Discount Notes (Cost $39,798,576)		39,798,576

REPURCHASE AGREEMENTS 8.8%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	2,710,203	2,710,203
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	1,325,351	1,325,351
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	108,298	108,298

Total Repurchase Agreements (Cost $4,143,852)		4,143,852

Total Investments 93.4% (Cost $43,942,428)		$43,942,428

Other Assets in Excess of Liabilities – 6.6%		$3,118,991

Net Assets – 100.0%		$47,061,419

		Unrealized
	Shares	Loss

CURRENCY FUTURES CONTRACTS PURCHASED
March 2009 U.S. Dollar Index Futures Contracts
(Aggregate Market Value of Contracts $85,436,000)	1,040	$(3,994,110)

	Units

CURRENCY INDEX SWAP AGREEMENTS
Goldman Sachs International February 2009 US Dollar Index Swap 02/23/09
(Notional Market Value $9,955,139)	121,456	$(9,555,263)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

 1

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.9%

Microsoft Corp.	13,515	$262,732
International Business Machines Corp.	2,653	223,276
Oracle Corp.*	11,905	211,076
Cisco Systems, Inc.*	12,420	202,446
Hewlett-Packard Co.	5,423	196,801
Intel Corp.	13,102	192,075
Apple, Inc.*	2,031	173,346
Google, Inc. — Class A*	562	172,899
Nokia Oyj — SP ADR	10,324	161,054
Qualcomm, Inc.	4,451	159,479
SAP AG — SP ADR	3,930	142,345
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	17,319	136,820
Canon, Inc. — SP ADR	4,320	135,648
Telefonaktiebolaget LM Ericsson — SP ADR	14,300	111,683
Automatic Data Processing, Inc.	2,645	104,054
Visa, Inc.	1,940	101,753
EMC Corp*	9,694	101,496
Accenture Ltd. — Class A	3,002	98,436
Texas Instruments, Inc.	5,817	90,280
Yahoo!, Inc.*	7,300	89,060
Research In Motion Ltd.*	2,139	86,801
Dell, Inc.*	8,219	84,163
eBay, Inc.*	5,967	83,299
Infosys Technologies Ltd. — SP ADR	3,140	77,150
MasterCard, Inc.	524	74,895
Applied Materials, Inc.	7,153	72,460
CA, Inc.	3,884	71,971
Corning, Inc.	7,539	71,847
Symantec Corp.*	5,253	71,021
ASML Holding NV	3,784	68,377
Juniper Networks, Inc.*	3,855	67,501
Paychex, Inc.	2,468	64,859
Broadcom Corp. — Class A*	3,769	63,960
Adobe Systems, Inc.*	2,976	63,359
Motorola, Inc.	14,158	62,720
Activision Blizzard Inc.*	7,020	60,653
Intuit, Inc.*	2,473	58,833
Western Union Co.	4,090	58,651
Xerox Corp.	7,061	56,276
McAfee, Inc.*	1,553	53,687
Computer Sciences Corp.*	1,479	51,972
Tyco Electronics Ltd.	3,190	51,710
BMC Software, Inc.*	1,871	50,349
Fiserv, Inc.*	1,378	50,118

		Market
	Shares	Value

Harris Corp.	1,315	$50,036
AU Optronics Corp. — SP ADR	6,497	49,897
Altera Corp.	2,919	48,776
Cognizant Technology Solutions Corp. — Class A*	2,658	48,003
Analog Devices, Inc.	2,493	47,417
Nvidia Corp.*	5,861	47,298
Citrix Systems, Inc.*	1,985	46,786
NetApp, Inc.*	3,341	46,674
STMicroelectronics NV — SP ADR	6,893	45,838
Linear Technology Corp.	2,062	45,611
Affiliated Computer Services, Inc. — Class A*	985	45,261
Xilinx, Inc.	2,531	45,102
Flir Systems, Inc.*	1,460	44,793
SAIC, Inc.*	2,280	44,414
Check Point Software Technologies Ltd.*	2,325	44,152
Alcatel-Lucent*	20,061	43,131
Agilent Technologies, Inc.*	2,654	41,482
Marvell Technology Group Ltd.*	6,216	41,461
Salesforce.com, Inc.*	1,283	41,069
Autodesk, Inc.*	2,057	40,420
KLA-Tencor Corp.	1,852	40,355
Amphenol Corp.	1,665	39,927
Lender Processing Services, Inc.	1,330	39,168
Fidelity National Information Services, Inc.	2,334	37,974
VeriSign, Inc.*	1,984	37,855
Alliance Data Systems Corp.*	806	37,503
Trimble Navigation Ltd.*	1,708	36,910
Electronic Arts, Inc.*	2,287	36,683
Amdocs, Ltd.*	1,999	36,562
Synopsys, Inc.*	1,961	36,318
Microchip Technology, Inc.	1,846	36,052
Total System Services, Inc.	2,570	35,980
Avnet, Inc.*	1,957	35,637
Hewitt Associates, Inc. — Class A*	1,240	35,191
Red Hat, Inc.*	2,645	34,967
Akamai Technologies, Inc.*	2,291	34,571
Lam Research Corp.*	1,619	34,452
Teradata Corp.*	2,320	34,406
ANSYS, Inc.*	1,190	33,189
Nuance Communications, Inc.*	3,200	33,152
Ingram Micro, Inc. — Class A*	2,431	32,551
Lexmark International, Inc.*	1,206	32,441
Arrow Electronics, Inc.*	1,706	32,141

 1

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

IAC/InterActiveCorp*	2,020	$31,775
Global Payments, Inc.	969	31,774
FactSet Research Systems Inc.	710	31,410
Sun Microsystems, Inc.*	8,051	30,755
Metavante Technologies, Inc.*	1,890	30,448
MEMC Electronic Materials, Inc.*	2,127	30,374
Sybase, Inc.*	1,210	29,972
Itron, Inc.*	470	29,958
Satyam Computer Services Ltd. — SP ADR	3,310	29,922
Western Digital Corp.*	2,613	29,919
National Instruments Corp.	1,220	29,719
Mettler-Toledo International, Inc.*	440	29,656
NCR Corp.*	2,089	29,538
Baidu.com — SP ADR*	226	29,509
Equinix, Inc.*	550	29,254
National Semiconductor Corp.	2,838	28,579
DST Systems, Inc.*	746	28,333
LSI Logic Corp.*	8,502	27,972
Sohu.com, Inc.*	580	27,457
SanDisk Corp.*	2,542	24,403
Micron Technology, Inc.*	9,056	23,908
Flextronics International Ltd.*	9,097	23,288
Seagate Technology	5,190	22,992
Cree, Inc.*	1,400	22,218
ON Semiconductor Corp.*	6,020	20,468
Advanced Micro Devices, Inc.*	8,313	17,956
Infineon Technologies AG — SP ADR*	9,978	13,969

Total Common Stocks (Cost $5,994,757)		7,110,523

	Face
	Amount

REPURCHASE AGREEMENTS 2.0%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$144,716	$144,716

Total Repurchase Agreements (Cost $144,716)		144,716

Total Investments 100.9% (Cost $6,139,473)		$7,255,239

Liabilities in Excess of Other Assets – (0.9)%		$(61,495)

Net Assets – 100.0%		$7,193,744

*	Non-Income Producing Security.

ADR – American Depository Receipt

 2

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 97.7%

AT&T, Inc.	32,429	$924,227
Verizon Communications, Inc.	21,643	733,698
Vodafone Group PLC — SP ADR	34,680	708,859
Cisco Systems, Inc.*	38,888	633,874
Deutsche Telekom AG — SP ADR	38,217	584,720
Qualcomm, Inc.	10,458	374,710
Nokia Oyj — SP ADR	23,284	363,230
America Movil SAB de CV — SP ADR	11,325	350,962
Telefonaktiebolaget LM Ericsson — SP ADR	44,753	349,521
Research In Motion Ltd.*	6,694	271,643
Corning, Inc.	23,604	224,946
American Tower Corp. — Class A*	7,545	221,219
Juniper Networks, Inc.*	12,053	211,048
Motorola, Inc.	44,325	196,360
Qwest Communications International, Inc.	53,056	193,124
MetroPCS Communications, Inc.*	10,812	160,558
Harris Corp.	4,107	156,271
Embarq Corp.	4,313	155,095
Crown Castle International Corp.*	7,970	140,113
Windstream Corp.	14,873	136,832
Alcatel-Lucent*	62,781	134,979
Tele Norte Leste Participacoes SA — ADR	9,565	133,145
U.S. Cellular Corp.*	2,672	115,537
Frontier Communications Corp.	12,614	110,246
Sprint Nextel Corp.*	57,241	104,751
CenturyTel, Inc.	3,727	101,859
NII Holdings, Inc. — Class B*	5,566	101,190
Leap Wireless International, Inc. — Class B*	3,441	92,529
SBA Communications Corp.*	5,257	85,794
Polycom, Inc.*	4,403	59,485
CommScope, Inc.*	3,595	55,866
Level 3 Communications, Inc.*	68,981	48,287

Total Common Stocks (Cost $7,115,258)		8,234,678

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 1.7%
Collateralized by Obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group Issued 12/31/08 at 0.03% due 01/02/09	$146,016	$146,016

Total Repurchase Agreements (Cost $146,016)		146,016

Total Investments 99.4% (Cost $7,261,274)		$8,380,694

Other Assets in Excess of Liabilities – 0.6%		$47,390

Net Assets – 100.0%		$8,428,084

*	Non-Income Producing Security.

ADR – American Depository Receipt

 1

TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.2%

United Parcel Service, Inc. — Class B	40,111	$2,212,523
Burlington Northern Santa Fe Corp.	23,340	1,767,071
Delta Air Lines, Inc.*	149,169	1,709,477
Union Pacific Corp.	32,360	1,546,808
FedEx Corp.	23,870	1,531,261
Canadian National Railway Co.	37,892	1,392,910
Norfolk Southern Corp.	22,939	1,079,280
CH Robinson Worldwide, Inc.	19,603	1,078,753
CSX Corp.	32,301	1,048,813
Expeditors International of Washington, Inc.	30,220	1,005,419
Southwest Airlines Co.	87,829	757,086
AMR Corp.*	60,872	649,504
JetBlue Airways Corp.*	89,144	632,922
Continental Airlines, Inc. — Class B*	33,150	598,689
J.B. Hunt Transport Services, Inc.	22,712	596,644
UAL Corp.*	47,950	528,409
Landstar System, Inc.	13,194	507,045
Ryder System, Inc.	12,101	469,277
UTI Worldwide, Inc.	32,072	459,913
Heartland Express, Inc.	28,663	451,729
Hertz Global Holdings, Inc.*	88,318	447,772
Knight Transportation, Inc.	27,135	437,416
Old Dominion Freight Line, Inc.*	13,705	390,044
Werner Enterprises, Inc.	21,997	381,428
Kirby Corp.*	13,752	376,255
Genesee & Wyoming, Inc. — Class A*	11,743	358,162
Kansas City Southern*	18,795	358,045
Con-way Inc.	12,630	335,958
HUB Group, Inc. — Class A*	11,884	315,283
Alexander & Baldwin, Inc.	11,570	289,944
DryShips Inc.	15,248	162,544

Total Common Stocks (Cost $22,133,746)		23,876,384

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 2.0%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$479,560	$479,560

Total Repurchase Agreements (Cost $479,560)		479,560

Total Investments 100.2% (Cost $22,613,306)		$24,355,944

Liabilities in Excess of Other Assets – (0.2)%		$(47,734)

Net Assets – 100.0%		$24,308,210

*	Non-Income Producing Security.

 1

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 86.9%
Fannie Mae
2.50% due 01/12/09	$100,000,000	$99,930,556
2.40% due 02/02/09	75,000,000	74,845,000
2.28% due 01/28/09	50,000,000	49,917,667
1.70% due 09/01/09	50,000,000	49,428,611
2.76% due 01/26/09	25,000,000	24,954,000
2.77% due 02/02/09	25,000,000	24,940,368
2.79% due 02/25/09	25,000,000	24,895,375
2.66% due 01/05/09	10,000,000	9,997,783
FANNIE MAE DISC NOTE
1.38% due 07/27/09	49,000,000	48,613,063
1.15% due 05/01/09	25,000,000	24,904,965
Farmer Mac
2.30% due 01/12/09	50,000,000	49,968,056
2.30% due 01/13/09	50,000,000	49,964,861
1.25% due 06/25/09	25,000,000	24,848,958
1.70% due 09/25/09	25,000,000	24,685,972
1.90% due 07/06/09	20,000,000	19,804,722
Federal Home Loan Bank
3.30% due 01/02/09	50,000,000	50,000,000
3.25% due 01/14/09	50,000,000	50,000,000
2.31% due 01/12/09	50,000,000	49,967,917
3.10% due 01/12/09	50,000,000	49,956,945
2.61% due 01/15/09	50,000,000	49,952,875
2.50% due 01/26/09	50,000,000	49,916,667
3.29% due 01/02/09	25,000,000	25,000,000
0.44% due 05/13/09	25,000,000	24,959,972
1.90% due 04/09/09	25,000,000	24,919,585
2.80% due 02/17/09	25,000,000	24,910,556
2.23% due 03/12/09	15,000,000	14,999,064
Freddie Mac
1.95% due 02/24/09	50,000,000	49,856,458
1.30% due 07/07/09	50,000,000	49,664,167
2.80% due 01/06/09	25,000,000	24,992,222
1.00% due 02/04/09	25,000,000	24,977,083
0.30% due 04/23/09	25,000,000	24,976,875
1.08% due 02/17/09	25,000,000	24,965,500
1.04% due 03/04/09	25,000,000	24,955,944
1.20% due 03/24/09	25,000,000	24,932,500
2.34% due 03/20/09	25,000,000	24,874,875
1.25% due 06/24/09	25,000,000	24,849,826
1.76% due 05/28/09	25,000,000	24,821,556
1.00% due 12/07/09	23,000,000	22,783,417
RFCO
3.75% due 07/15/09	22,995,000	22,914,787

Total Federal Agency Discount Notes (Cost $1,385,848,748)		1,385,848,748

	Face	Market
	Amount	Value

FEDERAL AGENCY BONDS 7.2%
Farmer Mac
1.00% due 12/30/09	$50,000,000	$50,000,000
Federal Home Loan Bank
2.88% due 01/30/09	50,000,000	49,999,222
2.85% due 03/04/09	15,000,000	15,000,000

Total Federal Agency Bonds (Cost $114,999,222)		114,999,222

BANK NOTES 3.2%
World Bank Discount Note
1.09% due 03/02/09	50,000,000	49,910,681

Total Bank Notes (Cost $49,910,681)		49,910,681

REPURCHASE AGREEMENTS 4.0%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Mizuho Financial Group issued 12/31/08 at 0.02% due 01/02/09	49,040,748	49,040,748
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	13,433,091	13,433,091
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	1,097,649	1,097,649

Total Repurchase Agreements (Cost $63,571,488)		63,571,488

Total Investments 101.3% (Cost $1,614,330,139)		$1,614,330,139

Liabilities in Excess of Other Assets – (1.3)%		$(20,044,385)

Net Assets – 100.0%		$1,594,285,754

*	Non-Income Producing Security.

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

 1

UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

		Market
	Shares	Value

COMMON STOCKS 98.0%

Exelon Corp.	26,003	$1,446,027
Southern Co.	35,782	1,323,934
FPL Group, Inc.	23,464	1,180,943
Dominion Resources, Inc.	29,910	1,071,974
Duke Energy Corp.	67,863	1,018,624
Entergy Corp.	11,756	977,276
PG&E Corp.	24,957	966,086
Public Service Enterprise Group, Inc.	31,515	919,293
American Electric Power Company, Inc.	26,782	891,305
FirstEnergy Corp.	18,038	876,286
Sempra Energy	18,754	799,483
Progress Energy, Inc.	19,692	784,726
PPL Corp.	25,187	772,989
Consolidated Edison, Inc.	19,644	764,741
Edison International	23,519	755,430
Xcel Energy, Inc.	37,995	704,807
Ameren Corp.	19,255	640,421
Questar Corp.	19,385	633,696
NRG Energy, Inc.*	26,286	613,252
Allegheny Energy, Inc.	17,977	608,701
DTE Energy Co.	16,446	586,629
Equitable Resources, Inc.	16,651	558,641
Wisconsin Energy Corp.	13,000	545,740
AES Corp.*	65,671	541,129
CenterPoint Energy, Inc.	42,569	537,221
NSTAR	14,172	517,136
SCANA Corp.	14,420	513,352
Constellation Energy Group, Inc.	19,968	500,997
Northeast Utilities	20,716	498,427
MDU Resources Group, Inc.	22,240	479,939
Puget Energy, Inc.	17,500	477,225
Mirant Corp.*	25,235	476,184
American Water Works Company, Inc.	21,880	456,854
Alliant Energy Corp.	15,051	439,188
Pinnacle West Capital Corp.	13,605	437,129
Pepco Holdings, Inc.	24,572	436,399
Aqua America, Inc.	21,110	434,655
Integrys Energy Group, Inc.	9,820	422,064
Oneok, Inc.	14,235	414,523
UGI Corp.	16,510	403,174
NV Energy, Inc.	40,238	397,954
AGL Resources, Inc.	12,527	392,721
DPL, Inc.	16,819	384,146
NiSource, Inc.	34,839	382,184
Piedmont Natural Gas Co.	11,793	373,484

		Market
	Shares	Value

Great Plains Energy, Inc.	19,023	$367,715
ITC Holdings Corp.	8,411	367,393
National Fuel Gas Co.	11,705	366,718
OGE Energy Corp.	14,200	366,076
Westar Energy, Inc.	17,804	365,160
CMS Energy Corp.	35,928	363,232
TECO Energy, Inc.	29,349	362,460
Calpine Corp.*	49,199	358,169
Vectren Corp.	14,020	350,640
Atmos Energy Corp.	14,678	347,869
New Jersey Resources Corp.	8,630	339,591
WGL Holdings, Inc.	10,264	335,530
Reliant Energy, Inc.*	57,672	333,344
Energen Corp.	11,326	332,192
Hawaiian Electric Industries, Inc.	13,989	309,716
Ormat Technologies, Inc.	9,243	294,574
Nicor, Inc.	7,897	274,342
Dynegy Inc.*	93,507	187,014

Total Common Stocks (Cost $31,315,466)		35,378,824

REPURCHASE AGREEMENTS 3.9%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	$1,399,305	$1,399,305

Total Repurchase Agreements (Cost $1,399,305)		1,399,305

Total Investments 101.9% (Cost $32,714,771)		$36,778,129

Liabilities in Excess of Other Assets – (1.9)%		$(688,212)

Net Assets – 100.0%		$36,089,917

*	Non-Income Producing Security.

 1

WEAKENING DOLLAR 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 91.8%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Mizuho Financial Group, Inc. issued 12/31/08 at 0.02% due 01/02/09	44,599,173	$44,599,173
Credit Suisse Group issued 12/31/08 at 0.03% due 01/02/09	21,810,007	21,810,007
Morgan Stanley issued 12/31/08 at 0.01% due 01/02/09	1,782,147	1,782,147

Total Repurchase Agreements (Cost $68,191,327)		68,191,327

Total Investments 91.8% (Cost $68,191,327)		$68,191,327

Other Assets in Excess of Liabilities – 8.2%		$6,077,325

Net Assets – 100.0%		$74,268,652

		Unrealized
	Contracts	Gain/Loss

Futures Contracts Sold Short
December 2008 U.S. Dollar Index Futures Contracts
(Aggregate Market Value of Contracts $126,100,250)	1535	$5,456,958

	Units

Currency Index Swap Agreement Sold Short
Goldman Sachs International February 2009 US Dollar Index Swap, Terminating 02/23/09 *
(Notional Market Value -$24,263,868.34)	(296,028)	$468,855

*	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

 1

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The information contained in these notes may not apply to every Fund in the Trust.
A. The S&P 500 Fund and the Russell 2000® Fund calculate a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. The remaining funds calculate a NAV at the close of the NYSE. These financial statements are based on the NAV calculated at the close of the NYSE on December 31, 2008.
B. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price, usually as of 4:00 p.m. on the valuation date. Short-term debt securities, if any, are valued at amortized cost, which approximates market value.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.
Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of foreign equity index and currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs, mutual funds, ETFs and closed-end investment companies are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
D. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are accrued daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized capital gains in all Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
E. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
G. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
H. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.
I. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
J. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
K. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.
L. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurement, which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets at December 31, 2008:

	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Instruments	Total

Assets
Nova Fund	$69,396,719	$779,221	$—	$592,443	$—	$—	$70,768,383
S&P500 Fund	195,296,750	901,186	—	748,049	—	—	196,945,985
Inverse S&P500 Strategy Fund	44,993,482	—	144,708,248	93,765	—	—	189,795,495
NASDAQ-100® Fund	392,090,024	7,426	—	12,383	—	—	392,109,833
Inverse NASDAQ-100® Strategy Fund	41,964,122	148,613	—	52,629	—	—	42,165,364
Mid-Cap 1.5x Strategy Fund	18,035,558	505,663	—	264,024	—	—	18,805,245
Inverse Mid-Cap Strategy Fund	7,804,850		—		—	—	7,804,850
Russell 2000® 1.5x Strategy Fund	15,622,443	303,714	—	226,281	—	—	16,152,438
Russell 2000® Fund	30,040,643	64,308	—	235,335	—	—	30,340,286
Inverse Russell 2000® Strategy Fund	30,796,531		—		—	—	30,796,531
Government Long Bond 1.2x Strategy Fund	91,509,236	3,114,349	—	—	—	—	94,623,585
Inverse Government Long Bond Strategy Fund	126,074,032	—	199,751,208	—	—	—	325,825,240
High Yield Strategy Fund	274,182,962	—	—	3,334,225	—	—	277,517,187
Inverse High Yield Strategy Fund	3,436,205	—	—	47,909	—	—	3,484,114
Europe 1.25x Strategy Fund	9,020,578	—	—	622,859	—	—	9,643,437
Japan 2x Strategy Fund	5,906,784	965,797	—	58,966	—	—	6,931,547
Small-Cap Value Fund	5,954,879	—	—	—	—	—	5,954,879
Mid-Cap Value Fund	9,393,395	—	—	—	—	—	9,393,395
Large-Cap Value Fund	66,278,899	—	—	—	—	—	66,278,899
Small-Cap Growth Fund	6,270,379	—	—	—	—	—	6,270,379
Mid-Cap Growth Fund	8,008,130	—	—	—	—	—	8,008,130
Large-Cap Growth Fund	11,352,824	—	—	—	—	—	11,352,824
U.S. Government Money Market Fund	1,614,330,139	—	—	—	—	—	1,614,330,139
Banking Fund	9,744,423	—	—	—	—	—	9,744,423
Basic Materials Fund	40,905,149	—	—	—	—	—	40,905,149
Biotechnology Fund	94,727,666	—	—	—	—	—	94,727,666
Consumer Products Fund	61,619,103	—	—	—	—	—	61,619,103
Electronics Fund	5,095,985	—	—	—	—	—	5,095,985
Energy Fund	59,762,400	—	—	—	—	—	59,762,400
Energy Services Fund	43,455,964	—	—	—	—	—	43,455,964
Financial Services Fund	10,649,278	—	—	—	—	—	10,649,278
Health Care Fund	28,954,007	—	—	—	—	—	28,954,007
Internet Fund	8,580,598	—	—	—	—	—	8,580,598
Leisure Fund	1,923,350	—	—	—	—	—	1,923,350
Precious Metals Fund	186,039,631	—	—	—	—	—	186,039,631
Retailing Fund	3,560,797	—	—	—	—	—	3,560,797
Technology Fund	7,255,239	—	—	—	—	—	7,255,239
Telecommunications Fund	8,380,694	—	—	—	—	—	8,380,694
Transportation Fund	24,355,943	—	—	—	—	—	24,355,943
Utilities Fund	36,778,129	—	—	—	—	—	36,778,129
Multi-Cap Core Equity Fund	14,370,159	25,792	—	—	—	—	14,395,951
Sector Rotation Fund	201,183,130	—	—	—	—	—	201,183,130
Absolute Return Strategies Fund	128,742,993	2,537,570	—	1,060,700	—	—	132,341,263
Alternative Strategies Allocation Fund	32,708,589	—	—	—	—	—	32,708,589
Commodities Strategy Fund	41,099,546	—	14,159,058	—	—	—	55,258,604
Hedged Equity Fund	12,473,624	268,433	—	136,233	—	—	12,878,290
International Rotation Fund	13,949,362	—	—	645,402	—	—	14,594,764
Real Estate Fund	12,935,036	—	—	—	—	—	12,935,036
Strengthening Dollar 2x Strategy Fund	4,143,851	—	39,798,576	—	—	—	43,942,427
Weakening Dollar 2x Strategy Fund	68,191,327	—	—	5,925,813	—	—	74,117,140
Essential Portfolio Conservative Fund	12,804,928	—	—	—	—	—	12,804,928
Essential Portfolio Moderate Fund	39,438,097	—	—	—	—	—	39,438,097
Essential Portfolio Aggressive Fund	14,184,232	—	—	—	—	—	14,184,232

	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Instruments	Total

Liabilities
Nova Fund	$—	$—	$—	$—	$—	$—	$—
S&P500 Fund	—	—	—	—	—	—	—
Inverse S&P500 Strategy Fund	—	769,673	—	—	—	—	769,673
NASDAQ-100® Fund	—	—	—	—	—	—	—
Inverse NASDAQ-100® Strategy Fund	—	—	—	—	—	—	—
Mid-Cap 1.5x Strategy Fund	—	—	—	—	—	—	—
Inverse Mid-Cap Strategy Fund	—	78,197	—	311,612	—	—	389,809
Russell 2000® 1.5x Strategy Fund	—	—	—	—	—	—	—
Russell 2000® Fund	—	—	—	—	—	—	—
Inverse Russell 2000® Strategy Fund	—	830,865	—	695,930	—	—	1,526,795
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	—	44,210,001	—	—	—	—	44,210,001
High Yield Strategy Fund	—	305,581	—	—	—	—	305,581
Inverse High Yield Strategy Fund	—	15,336	—	—	—	—	15,336
Europe 1.25x Strategy Fund	—	—	—	—	—	—	—
Japan 2x Strategy Fund	—	—	—	—	—	—	—
Small-Cap Value Fund	—	—	—	—	—	—	—
Mid-Cap Value Fund	—	—	—	—	—	—	—
Large-Cap Value Fund	—	—	—	—	—	—	—
Small-Cap Growth Fund	—	—	—	—	—	—	—
Mid-Cap Growth Fund	—	—	—	—	—	—	—
Large-Cap Growth Fund	—	—	—	—	—	—	—
U.S. Government Money Market Fund	—	—	—	—	—	—	—
Banking Fund	—	—	—	—	—	—	—
Basic Materials Fund	—	—	—	—	—	—	—
Biotechnology Fund	—	—	—	—	—	—	—
Consumer Products Fund	—	—	—	—	—	—	—
Electronics Fund	—	—	—	—	—	—	—
Energy Fund	—	—	—	—	—	—	—
Energy Services Fund	—	—	—	—	—	—	—
Financial Services Fund	—	—	—	—	—	—	—
Health Care Fund	—	—	—	—	—	—	—
Internet Fund	—	—	—	—	—	—	—
Leisure Fund	—	—	—	—	—	—	—
Precious Metals Fund	—	—	—	—	—	—	—
Retailing Fund	—	—	—	—	—	—	—
Technology Fund	—	—	—	—	—	—	—
Telecommunications Fund	—	—	—	—	—	—	—
Transportation Fund	—	—	—	—	—	—	—
Utilities Fund	—	—	—	—	—	—	—
Multi-Cap Core Equity Fund	—	—	—	—	—	—	—
Sector Rotation Fund	—	—	—	—	—	—	—
Absolute Return Strategies Fund	39,398,922	—	—	747,694	—	—	40,146,616
Alternative Strategies Allocation Fund	—	—	—	—	—	—	—
Commodities Strategy Fund	—	—	—	—	—	—	—
Hedged Equity Fund	4,041,491	—	—	24,525	—	—	4,066,016
International Rotation Fund	—	—	—	—	—	—	—
Real Estate Fund	—	—	—	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	—	—	13,549,374	—	—	13,549,374
Weakening Dollar 2x Strategy Fund	—	—	—	—	—	—	—
Essential Portfolio Conservative Fund	—	—	—	—	—	—	—
Essential Portfolio Moderate Fund	—	—	—	—	—	—	—
Essential Portfolio Aggressive Fund	—	—	—	—	—	—	—

*	Other financial insturments may include forward foreign currency contracts, futures, swaps, structured notes and written options. Forward foreign currency contracts, futures and swaps are reported at their unrealized gain/loss at period end. Structured notes and written options are reported at their market value at period end.

Transactions in options written during the period ended December 31, 2008, were as follows:

	Absolute Return
	Strategies Fund		Hedged Equity Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Options outstanding at March 31, 2008	119	$2,468,798	19	$394,178
Options written			1,153	4,318,065
Options terminated in closing purchase transactions			(508)	(3,259,892)
Options expired			(360)	(1,154,441)
Options exercised			(280)	(44,800)

Options outstanding at December 31, 2008	119	$2,468,798	24	$253,109

Item 2. Controls and Procedures.
(a)     Based on their evaluation on February 25, 2009, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b)     There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

EX.-3(i)
CERTIFICATIONS
I, Carl G. Verboncoeur, certify that:
1. I have reviewed this report on Form N-Q of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: February 25, 2009

/s/ Carl G. Verboncoeur
Carl G. Verboncoeur
President

EX.-3(ii)
CERTIFICATIONS
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-Q of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: February 25, 2009

/s/ Nick Bonos
Nick Bonos
Vice President & Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                                                                        Rydex Series Funds

By (Signature and Title)*                                    /s/ Carl G. Verboncoeur
Carl G. Verboncoeur, President
Date                                                                           February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*                                    /s/ Carl G. Verboncoeur
Carl G. Verboncoeur, President
Date                                                                           February 25, 2009

By (Signature and Title)*                                    /s/ Nick Bonos
Nick Bonos, Vice President & Treasurer
Date                                                                           February 25, 2009

*	Print the name and title of each signing officer under his or her signature.